UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23477
BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF
ITEM 1 - Reports to Stockholders

BNY Mellon US Large Cap Core Equity ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKLC (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,276	508	1.91%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.8%
Financials
11.7%
Communication Services
11.5%
Consumer Discretionary
10.0%
Industrials
8.9%
Health Care
8.6%
Consumer Staples
4.8%
Energy
3.6%
Utilities
2.3%
Materials
1.9%
Real Estate
1.8%
Net Other Assets and Liabilities
0.1%

How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4851SA0426

BNY Mellon US Mid Cap Core Equity ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKMC (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$2	0.04%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$621	402	26.91%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
25.3%
Financials
13.4%
Health Care
11.9%
Information Technology
11.3%
Consumer Discretionary
10.4%
Real Estate
7.9%
Materials
5.9%
Consumer Staples
5.2%
Energy
3.7%
Utilities
2.5%
Communication Services
2.2%
Net Other Assets and Liabilities
0.3%

How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4852SA0426

BNY Mellon US Small Cap Core Equity ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKSE (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$2	0.04%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$81	598	28.30%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials 17.4%
Financials 16.8%
Information Technology 15.6%
Consumer Discretionary 12.9%
Health Care 11.2%
Energy 6.9%
Real Estate 6.2%
Materials 4.7%
Utilities 3.5%
Consumer Staples 2.5%
Communication Services 2.1%
Investment Companies 2.0%
Net Other Assets and Liabilities -1.8%

How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4853SA0426

BNY Mellon International Equity ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKIE (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$2	0.04%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,208	987	4.13%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
21.8%
Canada
11.9%
United Kingdom
11.8%
Switzerland
7.8%
Germany
7.3%
France
7.0%
Australia
6.3%
Netherlands
5.0%
Sweden
3.0%
Spain
2.8%
Italy
2.7%
Hong Kong
2.0%
Israel
1.4%
Singapore
1.4%
Denmark
1.4%
Finland
1.1%
Net Other Assets and Liabilities
5.3%

How has the Fund changed?
  On May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4854SA0426

BNY Mellon Emerging Markets Equity ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKEM (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$6	0.11%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$82	1,771	8.73%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Taiwan
China
South Korea
India
Brazil
Hong Kong
South Africa
Saudi Arabia
United Arab Emirates
Mexico
Thailand
Malaysia
Net Other Assets and Liabilities
24.1%
19.4%
18.5%
12.3%
4.4%
3.1%
2.7%
2.6%
1.9%
1.8%
1.4%
1.3%
6.5%

How has the Fund changed?
  Effective February 24, 2026, the Board of Trustees of BNY Mellon ETF Trust approved a change in the frequency of income dividend distributions of the Fund from quarterly to semi-annually.
  In addition, on May 19, 2026, BNY Mellon ETF Investment Adviser, LLC, the Fund’s Adviser, announced the Fund will undergo a forward share split at a ratio of 3-for-1. The share split will apply to shareholders of record as of the close of business on July 16, 2026 and will be payable after the close of business on July 17, 2026. Shares of the Fund will begin trading at their post-split price on July 20, 2026. A shareholder’s total investment value will not be affected by the share split.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4855SA0426

BNY Mellon Core Bond ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKAG (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,086	5,075	41.43%
Portfolio Holdings (as of 4/30/26 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
45.7%
Corporate Bonds and Notes
25.3%
U.S. Government Agencies Mortgage-Backed - Long
23.7%
Investment Companies
3.2%
Foreign Governmental
1.7%
U.S. Government Agencies Collateralized Municipal-Backed
0.7%
Commercial Mortgage-Backed
0.7%
U.S. Government Agencies Obligations
0.6%
Asset-Backed Securities
0.4%
Municipal Securities
0.3%
U.S. Government Agencies Mortgage-Backed - Short
-0.0%*
Net Other Assets and Liabilities
-2.3%

* Amount represents less than .1%.
Sector Allocation (Based on Net Assets)

Government
49.7%
Mortgage Securities
25.1%
Financial
8.0%
Consumer, Non-cyclical
4.0%
Investment Companies
3.2%
Utilities
2.4%
Communications
2.1%
Industrial
1.9%
Technology
1.8%
Energy
1.7%
Consumer, Cyclical
1.4%
Net Other Assets and Liabilities
-1.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4856SA0426

BNY Mellon High Yield ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKHY (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$11	0.22%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$148	1,644	37.49%
Portfolio Holdings (as of 4/30/26 )
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
97.8%
Investment Companies
2.0%
Swap Agreements
0.1%
Futures
-0.0%*
Net Other Assets and Liabilities
0.1%

* Amount represents less than .1%.
Sector Allocation (Based on Net Assets)

Consumer, Cyclical
17.8%
Communications
16.7%
Consumer, Non-cyclical
15.5%
Financial
13.4%
Energy
11.8%
Industrial
10.4%
Technology
5.1%
Basic Materials
4.0%
Utilities
2.9%
Investment Companies
2.0%
Net Other Assets and Liabilities
0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4858SA0426

BNY Mellon Concentrated International ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKCI (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETF*	$33	0.65%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	29	7.96%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

France
15.9%
Switzerland
14.3%
Japan
14.0%
Germany
8.3%
Netherlands
8.1%
Taiwan
6.8%
Hong Kong
5.4%
Canada
4.7%
United Kingdom
4.0%
Spain
4.0%
Finland
3.1%
Singapore
3.0%
Ireland
2.7%
Denmark
2.4%
United States
1.8%
Net Other Assets and Liabilities
1.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4864SA0426

BNY Mellon Global Infrastructure Income ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKGI (Cboe BZX Exchange, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF*	$30	0.55%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	29	19.40%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
44.4%
France
17.1%
Spain
7.9%
Canada
7.7%
Italy
7.6%
United Kingdom
6.1%
Finland
3.7%
Germany
1.8%
China
1.4%
Norway
0.8%
Net Other Assets and Liabilities
1.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4865SA0426

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

BNY Mellon Concentrated International ETF: BKCI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Concentrated International ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5%
Australia — .8%
CSL Ltd.	11,068	991,027
Canada — 4.7%
Alimentation Couche-Tard, Inc.	106,009	6,271,494
Denmark — 2.4%
Coloplast A/S, Cl. B	51,938	3,213,114
Finland — 3.1%
Kone OYJ, Cl. B	65,020	4,136,055
France — 15.9%
Air Liquide SA	26,364	5,664,900
L’Oreal SA	10,646	4,573,692
LVMH Moet Hennessy Louis Vuitton SE	6,933	3,673,015
TotalEnergies SE	76,340	7,104,125
		21,015,732
Germany — 8.3%
adidas AG	15,300	2,646,848
Merck KGaA	33,889	4,377,124
SAP SE	23,399	3,995,768
		11,019,740
Hong Kong — 5.4%
AIA Group Ltd.	653,714	7,098,420
Ireland — 2.7%
Experian PLC	98,864	3,617,484
Japan — 14.0%
Daikin Industries Ltd.	20,400	2,862,164
Hoya Corp.	30,600	5,687,841
Keyence Corp.	9,600	4,372,138
Shin-Etsu Chemical Co. Ltd.	121,700	5,632,769
		18,554,912
Netherlands — 8.1%
ASML Holding NV	5,344	7,666,900
Universal Music Group NV	145,722	3,046,849
		10,713,749
Singapore — 3.0%
CapitaLand Ascendas REIT	2,040,000	3,990,886
Spain — 4.0%
Amadeus IT Group SA	90,765	5,219,808
Switzerland — 14.3%
Alcon AG	40,723	3,034,355
Lonza Group AG	3,702	2,270,427
Roche Holding AG(a)	13,080	5,330,098
SGS SA	41,818	4,529,949
Sika AG	20,543	3,778,113
		18,942,942
Taiwan — 6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,840	9,046,010
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
United Kingdom — 4.0%
Compass Group PLC	188,215	5,317,074
Total Equity Securities - Common Stocks (cost $126,660,525)		129,148,447

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $2,340,938)	3.61	2,340,938	2,340,938
Total Investments (cost $129,001,463)		99.3%	131,489,385
Cash and Receivables (Net)		.7%	894,248
Net Assets		100.0%	132,383,633

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.8%	2,161,087	14,777,114	(14,597,263)	2,340,938	31,973

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	126,660,525	129,148,447
Affiliated issuers	2,340,938	2,340,938
Cash denominated in foreign currency	168,295	168,628
Tax reclaim receivable—Note 2(b)		451,486
Dividends receivable		181,886
Receivable for investment securities sold		164,076
		132,455,461
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		71,828
		71,828
Net Assets ($)		132,383,633
Composition of Net Assets ($):
Paid-in capital		127,304,291
Total distributable earnings (loss)		5,079,342
Net Assets ($)		132,383,633
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		2,550,001
Net Asset Value Per Share ($)		51.92
Market Price Per Share ($)		52.07
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $203,976 foreign taxes withheld at source):
Unaffiliated issuers	1,715,553
Affiliated issuers	31,973
Total Income	1,747,526
Expenses:
Management fee—Note 3(a)	601,849
Total Expenses	601,849
Less—reduction in expenses due to undertaking—Note 3(a)	(81,099)
Net Expenses	520,750
Net Investment Income	1,226,776
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,749,745)
Net realized gain (loss) on in-kind redemptions	9,490,193
Net Realized Gain (Loss)	4,740,448
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(897,357)
Net Realized and Unrealized Gain (Loss) on Investments	3,843,091
Net Increase in Net Assets Resulting from Operations	5,069,867
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	1,226,776	2,243,984
Net realized gain (loss) on investments	4,740,448	(682,240)
Net change in unrealized appreciation (depreciation) on investments	(897,357)	2,648,306
Net Increase (Decrease) in Net Assets Resulting from Operations	5,069,867	4,210,050
Distributions ($):
Distributions to shareholders	(2,504,951)	(1,162,130)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	-	32,188,517
Cost of shares redeemed	(50,104,384)	(9,921,156)
Transaction fees—Note 5	-	1,620
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(50,104,384)	22,268,981
Total Increase (Decrease) in Net Assets	(47,539,468)	25,316,901
Net Assets ($):
Beginning of Period	179,923,101	154,606,200
End of Period	132,383,633	179,923,101
Capital Share Transactions (Shares):
Shares sold	-	650,000
Shares redeemed	(950,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding	(950,000)	450,000
See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	51.41	50.69	43.01	37.52	50.00
Investment Operations:
Net investment income(b)	.39	.68	.57	.56	.30
Net realized and unrealized gain (loss) on investments	.84	.41	7.47	5.12	(12.78)
Total from Investment Operations	1.23	1.09	8.04	5.68	(12.48)
Distributions:
Dividends from net investment income	(.72 )	(.37 )	(.36 )	(.19 )	-
Transaction fees(b)	-	.00 (c)	.00 (c)	-	.00 (c)
Net asset value, end of period	51.92	51.41	50.69	43.01	37.52
Market value, end of period	52.07	51.47	50.65	43.32	37.12
Total Return (%)	2.38 (d)	2.19	18.73	15.14	(24.96)(d),(e)
Market Price Total Return (%)	2.56 (d)	2.40	17.78	17.23	(25.76)(d),(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(f)	.75 (g)	.75	.79	.80	.80 (g)
Ratio of net expenses to average net assets(f)	.65 (g),(h)	.65 (h)	.76 (h)	.80	.80 (g)
Ratio of net investment income to average net assets(f)	1.53 (g),(h)	1.36 (h)	1.14 (h)	1.23	.82 (g)
Portfolio Turnover Rate(i)	7.96 (d)	9.86	7.83	2.37	- (d)
Net Assets, end of period ($ x 1,000)	132,384	179,923	154,606	68,814	56,281

(a)	From December 8, 2021 (commencement of operations) to October 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Annualized.
(h)	Amount inclusive of reduction in expenses due to undertaking.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
8

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	129,148,447	—	—	129,148,447
Investment Companies	2,340,938	—	—	2,340,938
	131,489,385	—	—	131,489,385

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $3,079,353 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $745,565 of short-term capital losses and $2,333,788 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $1,162,130. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from November 1, 2025 through February 27, 2027, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .65% of the value of the fund’s average daily net assets. Prior to February 27, 2027, this expense limitation agreement may only be terminated by the Board. On or after February 27, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $81,099 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .375% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $80,557, which are offset against an expense reimbursement currently in effect in the amount of $8,729.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2026, amounted to $12,737,584 and $15,231,603, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $2,487,922, consisting of $17,520,597 gross unrealized appreciation and $15,032,675 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2026, the fund had in-kind transactions associated with creations of $0 and redemptions of $49,652,350.
13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
14

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
16

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
17

© 2026 BNY Mellon Securities Corporation
Code-4864NCSRSA0426

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

BNY Mellon Global Infrastructure Income ETF: BKGI
Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Infrastructure Income ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4%
Belgium — .8%
Proximus SADP	1,009,243	7,711,108
Canada — 7.7%
Enbridge, Inc.	1,357,032	75,266,898
China — 1.4%
Jiangsu Expressway Co. Ltd., Cl. H	10,493,072	14,240,837
Finland — 3.7%
Fortum OYJ	1,452,390	36,546,690
France — 17.1%
Bouygues SA	742,331	43,805,928
Engie SA	1,498,238	49,358,646
Orange SA	1,234,112	25,738,428
Veolia Environnement SA	608,851	25,682,016
Vinci SA	155,487	23,449,696
		168,034,714
Germany — 1.8%
Deutsche Post AG	297,353	17,582,090
Italy — 7.6%
Enel SpA	3,381,692	39,387,718
Italgas SpA	2,898,846	35,009,067
		74,396,785
Norway — .8%
SFL Corp., Ltd.	671,621	7,743,790
Spain — 7.9%
Enagas SA	593,957	11,885,553
Naturgy Energy Group SA	2,096,242	65,885,828
		77,771,381
United Kingdom — 6.1%
Drax Group PLC	2,601,365	31,277,689
Pennon Group PLC	3,858,055	28,847,872
		60,125,561
United States — 41.5%
Antero Midstream Corp.	1,138,471	24,886,976
Clearway Energy, Inc., Cl. C	689,402	27,824,265
Constellation Energy Corp.	63,164	19,770,332
Dominion Energy, Inc.	798,917	51,530,146
Edison International	400,113	27,803,852
Eversource Energy	322,951	22,832,636
Healthpeak Properties, Inc.(a)	4,127,884	66,747,884
Hess Midstream LP, Cl. A	1,886,572	73,764,965
Omega Healthcare Investors, Inc.(a)	904,106	42,465,859
ONEOK, Inc.	334,628	30,939,705
Vistra Corp.	123,295	19,460,883
		408,027,503
Total Equity Securities - Common Stocks (cost $848,599,844)		947,447,357

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $28,318,696)	3.61	28,318,696	28,318,696
Total Investments (cost $876,918,540)		99.3%	975,766,053
Cash and Receivables (Net)		.7%	6,400,541
Net Assets		100.0%	982,166,594

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 2.9%	3,518,996	159,413,643	(134,613,943)	28,318,696	194,669

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	848,599,844	947,447,357
Affiliated issuers	28,318,696	28,318,696
Cash denominated in foreign currency	3,307,091	3,317,862
Dividends receivable		2,800,080
Tax reclaim receivable—Note 2(b)		974,323
		982,858,318
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		397,212
Payable for investment securities purchased		294,512
		691,724
Net Assets ($)		982,166,594
Composition of Net Assets ($):
Paid-in capital		871,399,581
Total distributable earnings (loss)		110,767,013
Net Assets ($)		982,166,594
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		21,650,001
Net Asset Value Per Share ($)		45.37
Market Price Per Share ($)		45.48
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,273,353 foreign taxes withheld at source):
Unaffiliated issuers	14,379,201
Affiliated issuers	194,669
Total Income	14,573,870
Expenses:
Management fee—Note 3(a)	1,872,859
Total Expenses	1,872,859
Less—reduction in expenses due to undertaking—Note 3(a)	(293,443)
Net Expenses	1,579,416
Net Investment Income	12,994,454
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,576,369
Net realized gain (loss) on in-kind redemptions	1,274,866
Net Realized Gain (Loss)	5,851,235
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	68,507,712
Net Realized and Unrealized Gain (Loss) on Investments	74,358,947
Net Increase in Net Assets Resulting from Operations	87,353,401
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	12,994,454	5,014,121
Net realized gain (loss) on investments	5,851,235	(173,929)
Net change in unrealized appreciation (depreciation) on investments	68,507,712	26,814,392
Net Increase (Decrease) in Net Assets Resulting from Operations	87,353,401	31,654,584
Distributions ($):
Distributions to shareholders	(6,198,207)	(4,976,836)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	599,805,655	243,905,903
Cost of shares redeemed	(4,010,229)	(3,186,406)
Transaction fees—Note 5	61,279	6,912
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	595,856,705	240,726,409
Total Increase (Decrease) in Net Assets	677,011,899	267,404,157
Net Assets ($):
Beginning of Period	305,154,695	37,750,538
End of Period	982,166,594	305,154,695
Capital Share Transactions (Shares):
Shares sold	14,000,000	6,650,000
Shares redeemed	(100,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding	13,900,000	6,550,000
See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023(a)
Per Share Data ($):
Net asset value, beginning of period	39.37	31.46	25.70	25.00
Investment Operations:
Net investment income(b)	.96	1.42	1.39	1.22
Net realized and unrealized gain (loss) on investments	5.47	7.75	5.58	.65 (c)
Total from Investment Operations	6.43	9.17	6.97	1.87
Distributions:
Dividends from net investment income	(.43 )	(1.26)	(1.21)	(1.13)
Dividends from net realized gain on investments	-	-	-	(.04 )
Total Distributions	(.43 )	(1.26)	(1.21)	(1.17)
Transaction fees(b)	.00 (d)	.00 (d)	.00 (d)	.00 (d)
Net asset value, end of period	45.37	39.37	31.46	25.70
Market value, end of period	45.48	39.59	31.56	25.76
Total Return (%)	16.40 (e)	29.70	27.52	7.33 (e),(f)
Market Price Total Return (%)	16.06 (e)	29.97	27.61	7.56 (e),(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(g)	.65 (h)	.65	.65	.65 (h)
Ratio of net expenses to average net assets(g)	.55 (h),(i)	.56 (i)	.65	.65 (h)
Ratio of net investment income to average net assets(g)	4.51 (h),(i)	3.84 (i)	4.74	4.46 (h)
Portfolio Turnover Rate(j)	19.40 (e)	40.01	58.69	53.98 (e)
Net Assets, end of period ($ x 1,000)	982,167	305,155	37,751	14,137

(a)	From November 3, 2022 (commencement of operations) to October 31, 2023.
(b)	Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Amount represents less than $.01 per share.
(e)	Not annualized.
(f)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX Exchange, Inc.
(g)	Amount does not include the expenses of the underlying funds.
(h)	Annualized.
(i)	Amount inclusive of reduction in expenses due to undertaking.
(j)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
8

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on Cboe BZX Exchange, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	947,447,357	—	—	947,447,357
Investment Companies	28,318,696	—	—	28,318,696
	975,766,053	—	—	975,766,053

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure Company Risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $748,288 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $4,976,836. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from November 1, 2025 through February 27, 2027, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .55% of the value of the fund’s average daily net assets. Prior to February 27, 2027, this expense limitation agreement may only be terminated by the fund’s Board. On or after February 27, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $293,443 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .325% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $468,432, which are offset against an expense reimbursement currently in effect in the amount of $71,220.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2026, amounted to $235,873,035 and $113,180,464, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $98,847,513, consisting of $106,289,102 gross unrealized appreciation and $7,441,589 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2026, the fund had in-kind transactions associated with creations of $453,351,932 and redemptions of $3,920,559.
14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
18

© 2026 BNY Mellon Securities Corporation
Code-4865NCSRSA0426

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

BNY Mellon High Yield ETF: BKHY
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8%
Advertising — 1.2%
Advantage Sales & Marketing, Inc., Sr. Scd. Notes(a),(b)	9.00	11/15/2030	24,000	19,274
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.13	2/15/2031	83,000	86,386
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.50	3/15/2033	69,000	72,463
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.88	4/1/2030	63,000	65,633
CMG Media Corp., Scd. Notes(a)	8.88	6/18/2029	41,036	36,579
Lamar Media Corp., Gtd. Notes	3.63	1/15/2031	124,000	116,293
Lamar Media Corp., Gtd. Notes	3.75	2/15/2028	141,000	138,284
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	125,000	120,149
Lamar Media Corp., Gtd. Notes	4.88	1/15/2029	96,000	95,464
Lamar Media Corp., Gtd. Notes(a)	5.38	11/1/2033	83,000	82,067
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.29	4/15/2029	366,000	370,056
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.50	2/15/2033	180,000	180,279
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	10.38	5/15/2031	144,000	148,675
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	4.63	3/15/2030	39,000	37,896
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.00	8/15/2027	66,000	65,963
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(a)	7.38	2/15/2031	31,000	32,437
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2029	38,000	37,083
Stagwell Global LLC, Gtd. Notes(a)	5.63	8/15/2029	60,000	57,150
				1,762,131
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, Gtd. Notes(a)	6.75	3/15/2029	138,000	141,713
ATI, Inc., Sr. Unscd. Notes	4.88	10/1/2029	40,000	39,623
ATI, Inc., Sr. Unscd. Notes	5.88	12/1/2027	36,000	36,032
ATI, Inc., Sr. Unscd. Notes	7.25	8/15/2030	71,000	73,977
Bombardier, Inc., Sr. Unscd. Notes(a)	6.75	6/15/2033	80,000	83,506
Bombardier, Inc., Sr. Unscd. Notes(a)	7.00	6/1/2032	54,000	56,389
Bombardier, Inc., Sr. Unscd. Notes(a)	7.25	7/1/2031	57,000	59,950
Bombardier, Inc., Sr. Unscd. Notes(a)	7.45	5/1/2034	35,000	38,569
Bombardier, Inc., Sr. Unscd. Notes(a)	7.50	2/1/2029	45,000	46,723
Bombardier, Inc., Sr. Unscd. Notes(a)	8.75	11/15/2030	62,000	65,898
Efesto Bidco SpA Efesto US LLC, Sr. Scd. Bonds, Ser. XR(a)	7.50	2/15/2032	97,000	96,747
Goat Holdco LLC, Sr. Scd. Notes(a)	6.75	2/1/2032	71,000	72,756
Moog, Inc., Gtd. Notes(a)	5.50	10/15/2034	55,000	55,148
TransDigm, Inc., Gtd. Notes	4.63	1/15/2029	221,000	217,667
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	122,000	120,508
TransDigm, Inc., Gtd. Notes(a)	6.13	7/31/2034	303,000	303,373
TransDigm, Inc., Gtd. Notes(a)	6.38	5/31/2033	473,000	477,112
TransDigm, Inc., Sr. Scd. Notes(a)	6.00	1/15/2033	265,000	267,667
TransDigm, Inc., Sr. Scd. Notes(a)	6.25	1/31/2034	82,000	83,813
TransDigm, Inc., Sr. Scd. Notes(a)	6.38	3/1/2029	458,000	467,742
TransDigm, Inc., Sr. Scd. Notes(a)	6.63	3/1/2032	367,000	377,264
TransDigm, Inc., Sr. Scd. Notes(a)	6.75	8/15/2028	357,000	361,980
TransDigm, Inc., Sr. Scd. Notes(a)	6.88	12/15/2030	247,000	254,653
TransDigm, Inc., Sr. Scd. Notes(a)	7.13	12/1/2031	174,000	180,360
TransDigm, Inc., Sr. Sub. Notes(a)	6.75	1/31/2034	357,000	366,583
				4,345,753
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Agriculture — .1%
Turning Point Brands, Inc., Sr. Scd. Notes(a)	7.63	3/15/2032	123,000	126,742
Airlines — .6%
Allegiant Travel Co., Sr. Scd. Notes(a)	7.25	8/15/2027	37,000	37,153
American Airlines, Inc., Sr. Scd. Notes(a),(b)	7.25	2/15/2028	30,000	30,403
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	104,987	105,028
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.00	12/1/2028	91,000	88,944
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.50	1/28/2031	84,000	78,205
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	145,000	136,720
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(a)	9.88	9/20/2031	125,000	116,254
OneSky Flight LLC, Sr. Unscd. Notes(a)	8.88	12/15/2029	66,000	69,659
Spirit Airlines Pass-Through Trust, Cl. A	4.10	4/1/2028	26,375	25,185
United Airlines Holdings, Inc., Gtd. Notes	4.88	3/1/2029	63,000	62,216
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2027	43,000	43,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	8.75	1/15/2032	52,000	50,420
				843,187
Automobiles & Components — 2.8%
Adient Global Holdings Ltd., Gtd. Notes(a)	7.50	2/15/2033	76,000	77,713
Adient Global Holdings Ltd., Gtd. Notes(a)	8.25	4/15/2031	35,000	36,517
Adient Global Holdings Ltd., Sr. Scd. Notes(a)	7.00	4/15/2028	37,000	37,674
Allison Transmission, Inc., Gtd. Notes(a)	3.75	1/30/2031	82,000	77,030
Allison Transmission, Inc., Gtd. Notes(a)	5.88	6/1/2029	59,000	59,555
Allison Transmission, Inc., Gtd. Notes(a)	5.88	12/1/2033	52,000	52,453
Allison Transmission, Inc., Sr. Unscd. Notes(a)	4.75	10/1/2027	42,000	41,899
American Axle & Manufacturing, Inc., Gtd. Notes(a)	7.75	10/15/2033	46,000	44,986
American Axle & Manufacturing, Inc., Sr. Scd. Notes(a)	6.38	10/15/2032	27,000	26,950
Aptiv Swiss Holdings Ltd., Gtd. Bonds(b)	6.88	12/15/2054	144,000	147,118
Aston Martin Capital Holdings Ltd., Sr. Scd. Notes(a)	10.00	3/31/2029	128,000	102,611
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(a)	6.75	9/15/2032	137,000	140,033
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	5/15/2028	94,000	95,661
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	2/15/2030	59,000	60,900
Cooper-Standard Automotive, Inc., Sr. Scd. Notes(a)	9.25	3/1/2031	48,000	47,268
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes(a)	6.13	4/15/2031	94,000	94,940
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes(a)	6.38	4/15/2034	85,000	84,910
Dexko Global, Inc., Gtd. Notes(a)	7.50	4/15/2032	64,890	56,645
Forvia SE, Sr. Unscd. Notes(a)	6.75	9/15/2033	37,000	37,156
Forvia SE, Sr. Unscd. Notes(a)	8.00	6/15/2030	32,000	33,713
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes(a)	7.75	5/31/2032	110,000	114,785
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.75	11/15/2030	69,000	70,951
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	8.00	11/15/2032	69,000	71,298
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	4.50	10/1/2027	129,000	127,427
Jaguar Land Rover Automotive PLC, Sr. Unscd. Notes(a)	5.88	1/15/2028	109,000	108,867
JB Poindexter & Co., Inc., Sr. Unscd. Notes(a)	8.75	12/15/2031	119,000	123,452
New Flyer Holdings, Inc., Scd. Notes(a)	9.25	7/1/2030	59,000	63,663
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.45	9/15/2028	25,000	23,127
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.75	3/9/2028	48,000	45,465
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.30	9/13/2027	23,000	22,937
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.55	9/13/2029	46,000	45,041
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.63	9/29/2028	29,000	28,803
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	6.13	9/30/2030	104,000	102,451
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	7.05	9/15/2028	55,000	56,375
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Automobiles & Components — 2.8% (continued)
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.35	9/17/2027	181,000	178,640
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.81	9/17/2030	198,000	185,108
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.50	7/17/2030	58,000	59,948
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.75	7/17/2032	49,000	51,073
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	8.13	7/17/2035	60,000	63,312
Phinia, Inc., Gtd. Notes(a)	6.63	10/15/2032	47,000	48,295
PM General Purchaser LLC, Sr. Scd. Notes(a)	9.50	10/1/2028	73,000	67,868
Qnity Electronics, Inc., Sr. Scd. Notes(a)	5.75	8/15/2032	27,000	27,288
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	436,000	440,880
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	32,000	30,677
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	4/30/2031	19,000	17,294
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	7/15/2031	22,000	20,010
The Goodyear Tire & Rubber Company, Gtd. Notes	5.63	4/30/2033	23,000	20,628
Titan International, Inc., Sr. Scd. Notes	7.00	4/30/2028	27,000	26,986
Wabash National Corp., Gtd. Notes(a),(b)	4.50	10/15/2028	19,000	16,872
ZF North America Capital, Inc., Gtd. Notes(a)	6.75	4/23/2030	103,000	102,030
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/14/2028	100,000	102,265
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/23/2032	75,000	73,339
ZF North America Capital, Inc., Gtd. Notes(a)	7.13	4/14/2030	105,000	105,091
ZF North America Capital, Inc., Gtd. Notes(a)	7.50	3/24/2031	163,000	163,605
				4,161,583
Banks — .1%
Armor Holdco, Inc., Gtd. Notes(a),(b)	8.50	11/15/2029	35,000	34,674
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.25	10/1/2030	55,000	59,676
Valley National Bancorp, Sub. Notes	6.25	9/30/2032	81,000	79,645
Walker & Dunlop, Inc., Gtd. Notes(a)	6.63	4/1/2033	37,000	36,777
				210,772
Beverage Products — .1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Gtd. Notes(a)	6.25	4/1/2029	71,000	71,092
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Sr. Scd. Notes(a)	4.38	4/30/2029	49,000	47,830
				118,922
Building Materials — 2.1%
ACProducts Holdings, Inc., Sr. Unscd. Notes(a)	6.38	5/15/2029	65,000	30,418
AmeriTex HoldCo Intermediate LLC, Sr. Scd. Bonds(a)	7.63	8/15/2033	75,000	77,918
Builders FirstSource, Inc., Gtd. Notes(a)	4.25	2/1/2032	109,000	101,250
Builders FirstSource, Inc., Gtd. Notes(a)	5.00	3/1/2030	95,000	93,079
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	6/15/2032	105,000	105,856
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	3/1/2034	100,000	99,595
Builders FirstSource, Inc., Gtd. Notes(a)	6.75	5/15/2035	61,000	61,610
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(a),(b)	8.75	8/1/2028	63,000	40,729
Cornerstone Building Brands, Inc., Gtd. Notes(a)	6.13	1/15/2029	31,000	5,517
Cornerstone Building Brands, Inc., Sr. Scd. Notes(a)	9.50	8/15/2029	37,000	23,763
CP Atlas Buyer, Inc., Sr. Scd. Notes(a)	9.75	7/15/2030	38,000	35,298
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.63	12/15/2030	418,000	428,470
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.75	7/15/2031	157,000	162,544
Griffon Corp., Gtd. Notes	5.75	3/1/2028	221,000	220,492
JELD-WEN Holding, Inc., Gtd. Notes(a),(b)	7.00	9/1/2032	25,000	12,640
JELD-WEN, Inc., Gtd. Notes(a)	4.88	12/15/2027	28,000	20,846
Knife River Corp., Gtd. Notes(a)	7.75	5/1/2031	57,000	59,251
Miter Brands Acquisition Holdco, Inc./MIWID Borrower LLC, Sr. Scd. Notes(a)	6.75	4/1/2032	72,000	71,106
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Building Materials — 2.1% (continued)
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(a),(b)	5.50	2/1/2030	18,000	16,611
New Enterprise Stone & Lime Co., Inc., Sr. Unscd. Notes(a)	9.75	7/15/2028	22,000	22,142
Oscar AcquisitionCo LLC/Oscar Finance, Inc., Sr. Unscd. Notes(a)	9.50	4/15/2030	42,000	20,141
Quikrete Holdings, Inc., Sr. Scd. Notes(a)	6.38	3/1/2032	425,000	431,461
Quikrete Holdings, Inc., Sr. Unscd. Notes(a)	6.75	3/1/2033	84,000	85,165
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	6.00	11/1/2028	279,000	278,702
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	215,000	225,268
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.25	8/1/2033	81,000	80,995
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.50	8/15/2032	55,000	55,595
Standard Industries, Inc., Sr. Unscd. Notes(a)	3.38	1/15/2031	27,000	24,513
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.38	7/15/2030	110,000	105,051
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2028	145,000	144,160
Wilsonart LLC, Sr. Unscd. Notes(a)	11.00	8/15/2032	35,000	27,054
				3,167,240
Chemicals — 2.5%
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	7.25	2/15/2031	100,000	103,876
Axalta Coating Systems LLC, Gtd. Notes(a)	3.38	2/15/2029	82,000	78,003
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	4.75	6/15/2027	86,000	85,594
Celanese US Holdings LLC, Gtd. Notes	6.50	4/15/2030	40,000	40,917
Celanese US Holdings LLC, Gtd. Notes(b)	6.75	4/15/2033	27,000	27,799
Celanese US Holdings LLC, Gtd. Notes	6.85	11/15/2028	105,000	109,732
Celanese US Holdings LLC, Gtd. Notes	7.00	2/15/2031	49,000	50,975
Celanese US Holdings LLC, Gtd. Notes	7.05	11/15/2030	140,000	150,299
Celanese US Holdings LLC, Gtd. Notes	7.17	7/15/2027	68,000	69,795
Celanese US Holdings LLC, Gtd. Notes	7.20	11/15/2033	134,000	145,141
Celanese US Holdings LLC, Gtd. Notes	7.33	7/15/2029	105,000	110,128
Celanese US Holdings LLC, Gtd. Notes	7.38	7/15/2032	138,000	146,274
Celanese US Holdings LLC, Gtd. Notes	7.38	2/15/2034	62,000	64,874
Cerdia Finanz GmbH, Sr. Scd. Notes(a)	9.38	10/3/2031	83,000	79,583
Consolidated Energy Finance SA, Gtd. Notes(a)	12.00	2/15/2031	22,000	22,443
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Scd. Notes(a)	6.13	6/15/2028	104,000	103,819
Element Solutions, Inc., Gtd. Notes(a)	3.88	9/1/2028	83,000	80,920
FMC Corp., Sr. Unscd. Notes	3.45	10/1/2029	106,000	96,322
FMC Corp., Sr. Unscd. Notes(b)	5.65	5/18/2033	98,000	86,418
FMC Corp., Sr. Unscd. Notes(b)	6.38	5/18/2053	59,000	44,444
FMC Corp., Sub. Notes	8.45	11/1/2055	54,000	35,760
HB Fuller Co., Sr. Unscd. Notes	4.25	10/15/2028	34,000	33,245
Herens Holdco Sarl, Sr. Scd. Notes(a)	4.75	5/15/2028	11,000	9,700
Huntsman International LLC, Sr. Unscd. Notes	2.95	6/15/2031	48,000	40,994
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	90,000	86,133
INEOS Finance PLC, Sr. Scd. Notes(a)	6.75	5/15/2028	22,000	22,100
INEOS Finance PLC, Sr. Scd. Notes(a)	7.50	4/15/2029	39,000	38,513
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(a),(b)	9.63	3/15/2029	23,000	22,280
Ingevity Corp., Gtd. Notes(a)	3.88	11/1/2028	58,000	55,879
Innophos Holdings, Inc., Bonds(a)	11.50	6/15/2029	53,000	49,014
Mativ Holdings, Inc., Gtd. Notes(a)	8.00	10/1/2029	28,000	27,084
Methanex US Operations, Inc., Gtd. Notes(a),(b)	6.25	3/15/2032	43,000	44,223
Minerals Technologies, Inc., Gtd. Notes(a),(b)	5.00	7/1/2028	80,000	79,502
Nufarm Australia Ltd./Nufarm Americas, Inc., Sr. Unscd. Notes(a)	5.00	1/27/2030	107,000	98,215
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Chemicals — 2.5% (continued)
Olin Corp., Sr. Unscd. Notes(a)	6.63	4/1/2033	76,000	75,353
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	4.25	10/1/2028	65,000	63,222
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	6.75	8/1/2032	129,000	125,100
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	6/15/2031	85,000	85,475
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	2/15/2033	190,000	185,727
Olympus Water US Holding Corp., Sr. Unscd. Notes(a)	6.25	10/1/2029	31,000	30,312
SCIH Salt Holdings, Inc., Sr. Scd. Notes(a)	4.88	5/1/2028	76,000	75,213
SCIH Salt Holdings, Inc., Sr. Unscd. Notes(a)	6.63	5/1/2029	89,000	88,328
The Chemours Company, Gtd. Notes(a)	4.63	11/15/2029	46,000	44,160
The Chemours Company, Gtd. Notes(a)	5.75	11/15/2028	40,000	39,940
The Chemours Company, Gtd. Notes(a)	7.88	3/15/2034	59,000	60,344
The Chemours Company, Gtd. Notes(a)	8.00	1/15/2033	42,000	43,338
Tronox, Inc., Gtd. Notes(a)	4.63	3/15/2029	80,000	66,928
Tronox, Inc., Sr. Scd. Notes(a),(b)	9.13	9/30/2030	14,000	14,214
WR Grace Holdings LLC, Sr. Scd. Notes(a)	6.63	8/15/2032	74,000	73,439
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.00	8/1/2033	48,000	47,915
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.38	3/1/2031	34,000	34,354
WR Grace Holdings LLC, Sr. Unscd. Notes(a)	5.63	8/15/2029	138,000	131,703
				3,625,063
Commercial & Professional Services — 4.8%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	158,000	163,038
Allied Universal Holdco LLC, Sr. Scd. Notes(a)	7.88	2/15/2031	249,000	261,338
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(a)	6.88	6/15/2030	75,000	77,175
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	77,000	76,430
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	93,000	91,686
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	56,000	55,166
Alta Equipment Group, Inc., Scd. Notes(a),(b)	9.00	6/1/2029	35,000	33,459
AMN Healthcare, Inc., Gtd. Notes(a)	4.00	4/15/2029	31,000	29,624
AMN Healthcare, Inc., Gtd. Notes(a)	6.50	1/15/2031	25,000	24,874
APi Group DE, Inc., Gtd. Notes(a)	4.75	10/15/2029	25,000	24,490
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	4.75	4/1/2028	35,000	34,126
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	5.38	3/1/2029	46,000	44,656
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.00	2/15/2031	34,000	34,310
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.25	1/15/2030	54,000	55,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.38	6/15/2032	40,000	40,211
Belron UK Finance PLC, Sr. Scd. Notes(a)	5.75	10/15/2029	110,000	111,100
Block, Inc., Sr. Unscd. Notes(a)	5.63	8/15/2030	30,000	30,015
Block, Inc., Sr. Unscd. Notes	6.50	5/15/2032	87,000	88,673
Champions Financing, Inc., Sr. Scd. Notes(a),(b)	8.75	2/15/2029	45,000	43,762
Cimpress PLC, Gtd. Notes(a)	7.38	9/15/2032	124,000	125,396
Clarivate Science Holdings Corp., Gtd. Notes(a)	4.88	7/1/2029	51,000	46,222
Clarivate Science Holdings Corp., Sr. Scd. Notes(a)	3.88	7/1/2028	89,000	85,933
CompoSecure Holdings LLC, Sr. Scd. Notes(a)	5.63	2/1/2033	33,000	32,309
CoreCivic, Inc., Gtd. Notes	4.75	10/15/2027	132,000	130,941
CoreCivic, Inc., Gtd. Notes	8.25	4/15/2029	54,000	56,315
CPI CG, Inc., Sr. Scd. Notes(a)	10.00	7/15/2029	32,000	33,713
Dcli Bidco LLC, Second Mortgage Notes(a)	7.75	11/15/2029	30,000	30,778
Deluxe Corp., Gtd. Notes(a)	8.00	6/1/2029	70,000	70,813
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Commercial & Professional Services — 4.8% (continued)
Deluxe Corp., Sr. Scd. Notes(a)	8.13	9/15/2029	90,000	93,956
EquipmentShare.com, Inc., Scd. Notes(a)	8.63	5/15/2032	54,000	57,246
EquipmentShare.com, Inc., Scd. Notes(a)	9.00	5/15/2028	145,000	150,420
Garda World Security Corp., Sr. Scd. Notes(a)	6.50	1/15/2031	76,000	77,645
Garda World Security Corp., Sr. Scd. Notes(a)	7.75	2/15/2028	52,000	52,877
Garda World Security Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	41,000	40,189
Garda World Security Corp., Sr. Unscd. Notes(a)	8.25	8/1/2032	63,000	64,441
Garda World Security Corp., Sr. Unscd. Notes(a)	8.38	11/15/2032	115,000	118,628
Grand Canyon University, Scd. Bonds	5.13	10/1/2028	23,000	22,817
Herc Holdings, Inc., Gtd. Notes(a)	5.75	3/15/2031	25,000	25,047
Herc Holdings, Inc., Gtd. Notes(a)	6.00	3/15/2034	35,000	34,690
Herc Holdings, Inc., Gtd. Notes(a)	6.63	6/15/2029	62,000	63,533
Herc Holdings, Inc., Gtd. Notes(a)	7.00	6/15/2030	112,000	116,562
Herc Holdings, Inc., Gtd. Notes(a)	7.25	6/15/2033	60,000	62,817
ION Platform Finance US, Inc., Sr. Scd. Notes(a)	7.88	9/30/2032	218,000	168,851
Korn Ferry, Gtd. Notes(a)	4.63	12/15/2027	48,000	47,547
Mavis Tire Express Services Topco Corp., Sr. Unscd. Notes(a)	6.50	5/15/2029	64,000	63,818
Mobius Merger Sub, Inc., Sr. Scd. Notes(a)	9.00	6/1/2030	22,000	15,101
NESCO Holdings II, Inc., Scd. Notes(a)	5.50	4/15/2029	52,000	51,741
OT Midco, Inc., Sr. Scd. Notes(a)	10.00	2/15/2030	46,000	18,890
Paysafe Finance PLC/Paysafe Holdings US Corp., Sr. Scd. Notes(a)	4.00	6/15/2029	19,000	15,919
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(a)	3.38	8/31/2027	168,000	164,477
PROG Holdings, Inc., Gtd. Notes(a)	6.00	11/15/2029	64,000	62,523
RR Donnelley & Sons Co., Scd. Notes(a)	10.88	8/1/2029	53,000	54,465
RR Donnelley & Sons Co., Sr. Scd. Notes(a)	9.50	8/1/2029	186,000	191,875
RRD Parent, Inc., Sr. Unscd. Notes(a),(c)	10.00	10/15/2031	99,750	176,599
Service Corp. International, Sr. Unscd. Notes	3.38	8/15/2030	102,000	95,022
Service Corp. International, Sr. Unscd. Notes	4.00	5/15/2031	108,000	101,969
Service Corp. International, Sr. Unscd. Notes	4.63	12/15/2027	112,000	111,176
Service Corp. International, Sr. Unscd. Notes	5.13	6/1/2029	81,000	80,834
Service Corp. International, Sr. Unscd. Notes	5.75	10/15/2032	94,000	94,809
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(a)	6.75	8/15/2032	118,000	117,805
Signal Parent, Inc., Sr. Unscd. Notes(a)	6.13	4/1/2029	30,000	11,580
Sotheby’s, Sr. Scd. Notes(a)	8.25	4/15/2031	102,000	99,109
StoneMor, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	122,000	120,350
Synergy Infrastructure Holdings LLC, Scd. Notes(a)	7.88	12/1/2030	67,000	70,442
The ADT Security Corp., Sr. Scd. Bonds(a)	5.88	10/15/2033	71,000	69,918
The ADT Security Corp., Sr. Scd. Notes(a),(b)	4.13	8/1/2029	79,000	75,960
The Brink’s Company, Gtd. Notes(a)	4.63	10/15/2027	47,000	46,776
The Brink’s Company, Gtd. Notes(a)	6.50	6/15/2029	28,000	28,623
The Brink’s Company, Gtd. Notes(a)	6.75	6/15/2032	45,000	46,155
The Geo Group, Inc., Gtd. Notes	10.25	4/15/2031	216,000	231,833
The Geo Group, Inc., Sr. Scd. Notes	8.63	4/15/2029	71,000	73,859
The Hertz Corp., Gtd. Notes(a)	5.00	12/1/2029	114,000	56,062
The Hertz Corp., Sr. Scd. Notes(a),(b)	12.63	7/15/2029	70,000	66,130
TriNet Group, Inc., Gtd. Notes(a)	3.50	3/1/2029	55,000	51,244
TriNet Group, Inc., Sr. Unscd. Notes(a)	7.13	8/15/2031	36,000	35,716
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	37,000	34,344
United Rentals North America, Inc., Gtd. Notes	3.88	2/15/2031	81,000	76,630
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	50,000	47,930
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Commercial & Professional Services — 4.8% (continued)
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	179,000	178,638
United Rentals North America, Inc., Gtd. Notes	5.25	1/15/2030	56,000	56,085
United Rentals North America, Inc., Gtd. Notes(a)	5.38	11/15/2033	119,000	117,700
United Rentals North America, Inc., Gtd. Notes(a)	6.13	3/15/2034	84,000	86,318
United Rentals North America, Inc., Scd. Notes	3.88	11/15/2027	51,000	50,270
Upbound Group, Inc., Gtd. Notes(a)	6.38	2/15/2029	58,000	57,382
Valvoline, Inc., Sr. Unscd. Notes(a)	3.63	6/15/2031	85,000	77,388
Veritiv Operating Co., Sr. Scd. Notes(a)	10.50	11/30/2030	152,000	160,337
VM Consolidated, Inc., Gtd. Notes(a)	5.50	4/15/2029	33,000	32,266
VT Topco, Inc., Sr. Scd. Notes(a),(b)	8.50	8/15/2030	27,000	27,625
Wand NewCo 3, Inc., Sr. Scd. Notes(a)	7.63	1/30/2032	89,000	92,593
WEX, Inc., Gtd. Notes(a)	6.50	3/15/2033	65,000	64,706
Williams Scotsman, Inc., Sr. Scd. Notes(a)	4.63	8/15/2028	58,000	57,332
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	6/15/2029	78,000	80,046
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	4/15/2030	39,000	40,152
Williams Scotsman, Inc., Sr. Scd. Notes(a)	7.38	10/1/2031	60,000	62,435
				7,030,198
Consumer Discretionary — 9.4%
Acushnet Co., Gtd. Notes(a)	5.63	12/1/2033	39,000	39,178
Adams Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/15/2028	155,000	160,330
Affinity Interactive, Sr. Scd. Notes(a)	6.88	12/15/2027	66,000	40,954
Allen Media LLC/Allen Media Co-Issuer, Inc., Gtd. Notes(a)	10.50	2/15/2028	67,000	26,542
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(a)	7.88	4/30/2029	56,000	57,658
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/15/2029	24,000	20,176
American Builders & Contractors Supply Co., Inc., Sr. Unscd. Notes(a)	3.88	11/15/2029	53,000	50,580
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	8/1/2029	63,000	60,284
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	4/1/2030	93,000	88,516
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	6.88	8/1/2033	90,000	88,646
Banijay Entertainment SAS, Sr. Scd. Notes(a)	8.13	5/1/2029	60,000	61,939
Beazer Homes USA, Inc., Gtd. Notes	5.88	10/15/2027	25,000	24,977
Beazer Homes USA, Inc., Gtd. Notes(b)	7.25	10/15/2029	24,000	24,201
Beazer Homes USA, Inc., Gtd. Notes(a)	7.50	3/15/2031	26,000	25,894
Boyd Gaming Corp., Gtd. Notes	4.75	12/1/2027	124,000	123,463
Boyd Gaming Corp., Gtd. Notes(a)	4.75	6/15/2031	199,000	191,764
Boyne USA, Inc., Sr. Unscd. Notes(a)	4.75	5/15/2029	59,000	57,697
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Sr. Scd. Notes(a)	5.75	1/15/2033	47,000	46,011
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	4.88	2/15/2030	39,000	36,548
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	6.25	9/15/2027	61,000	61,056
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Sr. Unscd. Notes(a)	5.00	6/15/2029	40,000	38,546
Caesars Entertainment, Inc., Gtd. Notes(a)	4.63	10/15/2029	47,000	45,358
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	6.00	10/15/2032	27,000	24,197
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	6.50	2/15/2032	106,000	103,162
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	7.00	2/15/2030	138,000	140,057
Carnival Corp., Gtd. Notes(a)	5.13	5/1/2029	60,000	59,787
Carnival Corp., Gtd. Notes(a)	5.75	3/15/2030	30,000	30,446
Carnival Corp., Gtd. Notes(a)	5.75	8/1/2032	155,000	155,882
Carnival Corp., Gtd. Notes(a)	5.88	6/15/2031	30,000	30,439
Carnival Corp., Gtd. Notes(a)	6.13	2/15/2033	92,000	93,365
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Consumer Discretionary — 9.4% (continued)
Century Communities, Inc., Gtd. Notes(a)	3.88	8/15/2029	73,000	69,005
Century Communities, Inc., Gtd. Notes(a)	6.63	9/15/2033	85,000	84,631
Churchill Downs, Inc., Gtd. Notes(a)	4.75	1/15/2028	87,000	86,266
Churchill Downs, Inc., Gtd. Notes(a)	6.75	5/1/2031	146,000	149,284
Churchill Downs, Inc., Sr. Unscd. Notes(a)	5.75	4/1/2030	278,000	277,417
Cinemark USA, Inc., Gtd. Notes(a)	5.25	7/15/2028	25,000	24,910
Cinemark USA, Inc., Gtd. Notes(a)	7.00	8/1/2032	32,000	33,065
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(a)	8.00	2/1/2028	62,000	61,558
Discovery Global Holdings, Inc., Gtd. Notes	4.05	3/15/2029	143,000	139,225
Discovery Global Holdings, Inc., Gtd. Notes	4.28	3/15/2032	58,000	46,821
Discovery Global Holdings, Inc., Gtd. Notes	4.28	3/15/2032	484,000	438,347
Discovery Global Holdings, Inc., Gtd. Notes	5.05	3/15/2042	517,000	371,062
Discovery Global Holdings, Inc., Gtd. Notes	5.14	3/15/2052	98,000	64,689
Dream Finders Homes, Inc., Gtd. Notes(a)	8.25	8/15/2028	74,000	75,706
Empire Communities Corp., Sr. Unscd. Notes(a)	9.75	5/1/2029	56,000	57,034
Forestar Group, Inc., Gtd. Notes(a)	5.00	3/1/2028	81,000	80,341
Forestar Group, Inc., Gtd. Notes(a)	6.50	3/15/2033	174,000	174,771
Full House Resorts, Inc., Sr. Scd. Notes(a)	8.25	2/15/2028	33,000	31,304
FXI Holdings, Inc., Sr. Scd. Notes(a)	11.00	11/15/2030	63,678	53,824
FXI Holdings, Inc., Sr. Scd. Notes(a),(c)	14.00	11/15/2029	57,000	27,594
Genting New York LLC/Genny Capital, Inc., Gtd. Notes(a)	7.25	10/1/2029	66,000	67,133
Great Canadian Gaming Corp./Raptor LLC, Sr. Scd. Notes(a)	8.75	11/15/2029	103,000	100,412
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.63	2/15/2032	281,000	257,676
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.75	5/1/2029	156,000	150,627
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	4.00	5/1/2031	220,000	208,343
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.88	1/15/2030	195,000	193,467
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.50	3/31/2034	192,000	190,585
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	9/15/2033	193,000	194,203
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	4/1/2029	107,000	108,508
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	3/15/2033	188,000	190,304
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	6.13	4/1/2032	85,000	86,608
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes(a)	4.88	7/1/2031	30,000	27,745
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Scd. Notes(a)	6.63	1/15/2032	25,000	25,293
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Unscd. Notes(a)	5.00	6/1/2029	71,000	68,708
Jacobs Entertainment, Inc., Sr. Unscd. Notes(a)	6.75	2/15/2029	98,000	95,934
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.00	4/1/2031	95,000	95,701
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.38	10/1/2033	31,000	31,135
Kingpin Intermediate Holdings LLC, Sr. Scd. Notes(a)	7.25	10/15/2032	24,000	19,923
LGI Homes, Inc., Gtd. Notes(a)	4.00	7/15/2029	34,000	30,843
LGI Homes, Inc., Gtd. Notes(a)	7.00	11/15/2032	35,000	33,602
LGI Homes, Inc., Gtd. Notes(a)	8.75	12/15/2028	44,000	45,331
Light & Wonder International, Inc., Gtd. Notes(a)	6.25	10/1/2033	71,000	70,518
Light & Wonder International, Inc., Gtd. Notes(a)	7.25	11/15/2029	65,000	66,438
Light & Wonder International, Inc., Gtd. Notes(a)	7.50	9/1/2031	67,000	69,854
Lindblad Expeditions LLC, Sr. Scd. Bonds(a)	7.00	9/15/2030	53,000	54,447
Live Nation Entertainment, Inc., Gtd. Notes(a)	4.75	10/15/2027	94,000	93,689
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	3.75	1/15/2028	35,000	34,373
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	6.50	5/15/2027	120,000	120,098
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Consumer Discretionary — 9.4% (continued)
M/I Homes, Inc., Gtd. Notes	4.95	2/1/2028	92,000	91,475
MajorDrive Holdings IV LLC, Sr. Unscd. Notes(a)	6.38	6/1/2029	38,000	31,964
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	4.50	6/15/2029	29,000	27,735
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	6.50	10/1/2033	45,000	43,277
Mattamy Group Corp., Sr. Unscd. Notes(a)	4.63	3/1/2030	83,000	79,316
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.38	12/4/2029	83,000	81,189
Melco Resorts Finance Ltd., Sr. Unscd. Notes	5.63	7/17/2027	107,000	106,751
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.75	7/21/2028	160,000	159,095
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	6.50	9/24/2033	30,000	29,714
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	7.63	4/17/2032	60,000	61,902
Merlin Entertainments Group US Holdings, Inc., Sr. Scd. Notes(a)	7.38	2/15/2031	22,000	18,171
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	7.13	6/26/2031	29,000	30,142
MGM Resorts International, Gtd. Notes	4.75	10/15/2028	30,000	29,720
MGM Resorts International, Gtd. Notes	6.13	9/15/2029	58,000	58,801
MGM Resorts International, Gtd. Notes(b)	6.50	4/15/2032	25,000	25,336
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(a)	11.88	4/15/2031	126,000	135,246
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(a)	8.25	4/15/2030	46,000	47,946
Motion Bondco DAC, Gtd. Notes(a)	6.63	11/15/2027	40,000	38,419
Motion Finco Sarl, Sr. Scd. Notes(a)	8.38	2/15/2032	21,000	17,231
NCL Corp. Ltd., Sr. Unscd. Notes(a)	5.88	1/15/2031	106,000	103,101
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	3/1/2030	19,000	18,954
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	9/15/2033	47,000	45,480
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	136,000	135,374
NCL Corp. Ltd., Sr. Unscd. Notes(a)	7.75	2/15/2029	45,000	46,978
NCL Finance Ltd., Gtd. Notes(a)	6.13	3/15/2028	47,000	47,655
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	8/1/2030	44,000	43,462
Patrick Industries, Inc., Gtd. Notes(a)	4.75	5/1/2029	41,000	40,276
Patrick Industries, Inc., Gtd. Notes(a)	6.38	11/1/2032	57,000	57,427
Penn Entertainment, Inc., Gtd. Notes(a)	6.75	4/1/2031	59,000	58,455
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.63	9/1/2029	90,000	59,080
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.88	9/1/2031	92,000	53,536
RB Global Holdings, Inc., Gtd. Notes(a)	7.75	3/15/2031	80,000	83,048
RB Global Holdings, Inc., Sr. Scd. Notes(a)	6.75	3/15/2028	49,000	49,690
Resideo Funding, Inc., Gtd. Notes(a)	6.50	7/15/2032	57,000	57,545
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes	4.63	4/16/2029	200,000	178,882
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	4.63	4/6/2031	100,000	84,491
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	8.45	7/27/2030	100,000	98,974
Risewell Homes, Inc., Sr. Unscd. Notes(a)	8.50	11/1/2030	83,000	84,815
Risewell Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/1/2029	107,000	110,862
Rivers Enterprise Borrower LLC, Sr. Scd. Notes(a)	6.25	10/15/2030	73,000	74,264
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Scd. Bonds(a)	6.63	2/1/2033	60,000	61,186
RRD Intermediate Holdings, Inc., Sr. Unscd. Notes(a),(c)	11.00	12/1/2030	45,741	46,704
S&S Holdings LLC, Sr. Scd. Notes(a)	8.38	10/1/2031	48,000	44,115
Sabre Financial Borrower LLC, Sr. Scd. Notes(a)	11.13	6/15/2029	117,000	120,076
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	11/15/2029	33,000	28,706
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	3/15/2030	57,000	49,152
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Consumer Discretionary — 9.4% (continued)
Sabre GLBL, Inc., Sr. Scd. Notes(a)	11.13	7/15/2030	82,000	70,535
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(a)	6.63	3/1/2030	80,000	67,395
SeaWorld Parks & Entertainment, Inc., Gtd. Notes(a)	5.25	8/15/2029	41,000	39,650
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	2/15/2028	110,000	108,630
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	4/1/2029	40,000	38,643
Six Flags Entertainment Corp., Gtd. Notes(a)	7.25	5/15/2031	62,000	61,135
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.25	7/15/2029	38,000	36,567
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	6.50	10/1/2028	28,000	28,064
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Gtd. Notes(a)	8.63	1/15/2032	78,000	79,350
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., Sr. Scd. Notes(a)	6.63	5/1/2032	80,000	81,417
Somnigroup International, Inc., Gtd. Notes(a)	3.88	10/15/2031	26,000	24,035
Somnigroup International, Inc., Gtd. Notes(a)	4.00	4/15/2029	125,000	120,881
Station Casinos LLC, Gtd. Notes(a)	4.50	2/15/2028	71,000	69,911
Station Casinos LLC, Gtd. Notes(a)	6.63	3/15/2032	82,000	83,079
STL Holding Co. LLC, Sr. Unscd. Notes(a)	8.75	2/15/2029	54,000	55,990
Studio City Finance Ltd., Gtd. Notes(a)	5.00	1/15/2029	177,000	168,753
Studio City Finance Ltd., Gtd. Notes(a)	6.50	1/15/2028	104,000	103,641
Taylor Morrison Communities, Inc., Gtd. Notes(a)	5.75	1/15/2028	35,000	35,325
Thor Industries, Inc., Gtd. Notes(a)	4.00	10/15/2029	57,000	53,944
Travel + Leisure Co., Sr. Scd. Notes(a)	4.50	12/1/2029	71,000	68,603
Travel + Leisure Co., Sr. Scd. Notes(a)	4.63	3/1/2030	53,000	51,088
Travel + Leisure Co., Sr. Scd. Notes(a)	6.13	9/1/2033	53,000	52,558
Tri Pointe Homes, Inc., Gtd. Notes	5.70	6/15/2028	157,000	158,071
Vail Resorts, Inc., Gtd. Notes(a)	5.63	7/15/2030	34,000	33,959
Vail Resorts, Inc., Gtd. Notes(a)	6.50	5/15/2032	40,000	40,802
Velocity Vehicle Group LLC, Sr. Unscd. Notes(a)	8.00	6/1/2029	44,000	43,202
Viking Cruises Ltd., Gtd. Notes(a)	5.88	10/15/2033	185,000	185,382
Viking Cruises Ltd., Gtd. Notes(a)	9.13	7/15/2031	102,000	107,367
Viking Cruises Ltd., Sr. Unscd. Notes(a)	7.00	2/15/2029	44,000	44,117
Voyager Parent LLC, Sr. Scd. Notes(a)	9.25	7/1/2032	388,000	413,354
Whirlpool Corp., Sr. Unscd. Notes	2.40	5/15/2031	24,000	19,385
Whirlpool Corp., Sr. Unscd. Notes	4.50	6/1/2046	63,000	42,284
Whirlpool Corp., Sr. Unscd. Notes(b)	4.60	5/15/2050	61,000	41,041
Whirlpool Corp., Sr. Unscd. Notes	4.70	5/14/2032	8,000	7,030
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	66,000	63,736
Whirlpool Corp., Sr. Unscd. Notes	5.15	3/1/2043	21,000	15,763
Whirlpool Corp., Sr. Unscd. Notes	5.50	3/1/2033	7,000	6,308
Whirlpool Corp., Sr. Unscd. Notes(b)	5.75	3/1/2034	24,000	21,601
Whirlpool Corp., Sr. Unscd. Notes	6.13	6/15/2030	24,000	23,508
Whirlpool Corp., Sr. Unscd. Notes	6.50	6/15/2033	25,000	23,941
Windsor Holdings III LLC, Sr. Scd. Notes(a)	8.50	6/15/2030	74,000	77,381
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	4.38	8/15/2028	58,000	57,047
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	5.63	3/1/2033	140,000	138,617
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes(a)	5.25	5/15/2027	159,000	159,064
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.13	12/15/2029	42,000	40,967
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.50	10/1/2027	125,000	124,558
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	124,000	123,334
12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Consumer Discretionary — 9.4% (continued)
Wynn Macau Ltd., Sr. Unscd. Notes(a)	6.75	2/15/2034	72,000	72,072
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	5.13	10/1/2029	46,000	45,698
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a),(b)	6.25	3/15/2033	64,000	64,298
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	7.13	2/15/2031	53,000	56,152
				13,830,956
Consumer Durables & Apparel — .5%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(a),(c)	10.00	7/15/2033	267,378	294,003
Champ Acquisition Corp., Sr. Scd. Notes(a)	8.38	12/1/2031	50,000	52,868
Crocs, Inc., Gtd. Notes(a),(b)	4.13	8/15/2031	51,000	47,453
Crocs, Inc., Gtd. Notes(a)	4.25	3/15/2029	76,000	73,751
Kontoor Brands, Inc., Gtd. Notes(a)	4.13	11/15/2029	80,000	76,207
The William Carter Company, Gtd. Notes(a)	7.38	2/15/2031	60,000	61,717
Under Armour, Inc., Gtd. Notes(a)	7.25	7/15/2030	42,000	42,867
VF Corp., Sr. Unscd. Notes	2.95	4/23/2030	46,000	41,722
VF Corp., Sr. Unscd. Notes	6.00	10/15/2033	39,000	39,082
VF Corp., Sr. Unscd. Notes	6.45	11/1/2037	30,000	28,905
				758,575
Consumer Staples — .7%
ACCO Brands Corp., Gtd. Notes(a)	4.25	3/15/2029	18,000	16,079
CD&R Smokey Buyer, Inc./Radio Systems Corp., Sr. Scd. Notes(a)	9.50	10/15/2029	56,000	46,334
Edgewell Personal Care Co., Gtd. Notes(a)	4.13	4/1/2029	33,000	31,527
Edgewell Personal Care Co., Gtd. Notes(a)	5.50	6/1/2028	51,000	50,880
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes(a)	8.25	6/30/2031	50,000	30,646
Kronos Acquisition Holdings, Inc., Sr. Unscd. Notes(a)	10.75	6/30/2032	56,000	17,953
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	36,000	36,365
Newell Brands, Inc., Sr. Unscd. Notes	6.38	5/15/2030	49,000	48,003
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	39,000	38,976
Newell Brands, Inc., Sr. Unscd. Notes(b)	6.63	5/15/2032	26,000	25,236
Newell Brands, Inc., Sr. Unscd. Notes	7.38	4/1/2036	37,000	35,272
Newell Brands, Inc., Sr. Unscd. Notes	7.50	4/1/2046	61,000	52,491
Newell Brands, Inc., Sr. Unscd. Notes(a)	8.50	6/1/2028	94,000	98,186
Opal Bidco SAS, Sr. Scd. Bonds(a)	6.50	3/31/2032	119,000	121,249
Perrigo Finance Unlimited Co., Gtd. Bonds	4.90	12/15/2044	25,000	18,184
Perrigo Finance Unlimited Co., Gtd. Notes	5.15	6/15/2030	54,000	51,197
Perrigo Finance Unlimited Co., Gtd. Notes	6.13	9/30/2032	48,000	45,215
Prestige Brands, Inc., Gtd. Notes(a)	3.75	4/1/2031	140,000	129,342
Prestige Brands, Inc., Gtd. Notes(a)	5.13	1/15/2028	113,000	112,823
SWF Holdings I Corp., Scd. Notes(a)	6.50	10/6/2029	15,000	4,500
				1,010,458
Diversified Financials — 6.4%
Aretec Group, Inc., Sr. Scd. Notes(a)	10.00	8/15/2030	70,000	74,196
Aretec Group, Inc., Sr. Unscd. Notes(a)	7.50	4/1/2029	46,000	46,044
Atlanticus Holdings Corp., Gtd. Notes(a)	9.75	9/1/2030	69,000	68,321
Avation Group S Pte Ltd., Gtd. Notes(a)	8.50	5/15/2031	36,000	33,655
Azorra Finance Ltd., Gtd. Notes(a)	6.25	2/15/2034	45,000	43,312
Azorra Finance Ltd., Gtd. Notes(a)	7.25	1/15/2031	131,000	134,028
Azorra Finance Ltd., Gtd. Notes(a)	7.75	4/15/2030	141,000	146,197
BlackRock TCP Capital Corp., Sr. Unscd. Notes	6.95	5/30/2029	79,000	78,258
Bread Financial Holdings, Inc., Gtd. Notes(a)	6.75	5/15/2031	55,000	56,203
Bread Financial Holdings, Inc., Sub. Notes(a)	8.38	6/15/2035	41,000	42,932
13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Diversified Financials — 6.4% (continued)
Burford Capital Global Finance LLC, Gtd. Notes(a),(b)	6.25	4/15/2028	93,000	90,606
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.88	4/15/2030	87,000	80,732
Burford Capital Global Finance LLC, Gtd. Notes(a)	7.50	7/15/2033	91,000	74,707
Burford Capital Global Finance LLC, Gtd. Notes(a)	8.50	1/15/2034	110,000	92,962
Burford Capital Global Finance LLC, Gtd. Notes(a)	9.25	7/1/2031	107,000	99,636
Cobra AcquisitionCo LLC, Gtd. Notes(a)	6.38	11/1/2029	61,000	53,215
Cobra AcquisitionCo LLC, Sr. Unscd. Notes(a)	12.25	11/1/2029	55,000	56,083
Coinbase Global, Inc., Gtd. Notes(a)	3.38	10/1/2028	109,000	104,508
Coinbase Global, Inc., Gtd. Notes(a),(b)	3.63	10/1/2031	81,000	71,008
Compass Group Diversified Holdings LLC, Gtd. Notes(a)	5.25	4/15/2029	96,192	91,078
Compass Group Diversified Holdings LLC, Sr. Unscd. Notes(a),(b)	5.00	1/15/2032	21,012	18,613
Credit Acceptance Corp., Gtd. Notes(a)	6.63	3/15/2030	58,000	57,792
Credit Acceptance Corp., Gtd. Notes(a)	9.25	12/15/2028	68,000	70,997
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.50	10/1/2030	101,000	99,308
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.75	12/1/2032	65,000	62,967
Encore Capital Group, Inc., Sr. Scd. Notes(a)	6.63	4/15/2031	96,000	97,594
Encore Capital Group, Inc., Sr. Scd. Notes(a)	8.50	5/15/2030	82,000	87,372
Encore Capital Group, Inc., Sr. Scd. Notes(a)	9.25	4/1/2029	49,000	51,280
Enova International, Inc., Gtd. Notes(a)	9.13	8/1/2029	54,000	56,530
Enova International, Inc., Gtd. Notes(a)	11.25	12/15/2028	43,000	45,427
EZCORP, Inc., Gtd. Notes(a)	7.38	4/1/2032	43,000	45,696
Focus Financial Partners LLC, Sr. Scd. Notes(a)	6.75	9/15/2031	36,000	36,690
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	6.88	5/1/2031	89,000	85,825
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a),(b)	7.88	4/1/2033	41,000	39,989
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	8.38	4/1/2032	50,000	50,659
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.13	5/15/2031	121,000	125,338
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.25	2/1/2029	121,000	125,346
FS KKR Capital Corp., Sr. Unscd. Notes	3.13	10/12/2028	119,000	111,504
FS KKR Capital Corp., Sr. Unscd. Notes(b)	6.13	1/15/2030	113,000	109,562
FS KKR Capital Corp., Sr. Unscd. Notes	6.13	1/15/2031	70,000	67,601
FS KKR Capital Corp., Sr. Unscd. Notes	6.88	8/15/2029	99,000	98,771
FS KKR Capital Corp., Sr. Unscd. Notes	7.88	1/15/2029	57,000	58,695
GGAM Finance Ltd., Gtd. Notes(a)	6.88	4/15/2029	54,000	55,381
GGAM Finance Ltd., Sr. Unscd. Notes(a)	8.00	6/15/2028	60,000	62,484
Global Aircraft Leasing Co. Ltd., Sr. Scd. Notes(a)	8.75	9/1/2027	195,000	198,034
goeasy Ltd., Gtd. Notes(a)	6.88	5/15/2030	18,000	15,227
goeasy Ltd., Gtd. Notes(a),(b)	6.88	2/15/2031	20,000	16,616
goeasy Ltd., Gtd. Notes(a)	9.25	12/1/2028	52,000	49,161
goeasy Ltd., Sr. Unscd. Notes(a),(b)	7.38	10/1/2030	30,000	25,500
goeasy Ltd., Sr. Unscd. Notes(a)	7.63	7/1/2029	26,000	23,286
HA Sustainable Infrastructure Capital, Inc., Gtd. Notes	7.13	11/15/2056	63,000	63,623
HA Sustainable Infrastructure Capital, Inc., Gtd. Notes	8.00	6/1/2056	99,000	105,122
Hightower Holding LLC, Gtd. Notes(a)	6.75	4/15/2029	36,000	35,717
Hightower Holding LLC, Sr. Unscd. Notes(a)	9.13	1/31/2030	40,000	41,496
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	4.38	2/1/2029	87,000	76,291
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	154,000	152,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.00	6/15/2030	74,000	71,255
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	71,000	71,356
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(a)	10.00	11/15/2029	104,000	104,977
Jane Street Group/JSG Finance, Inc., Sr. Scd. Bonds(a)	6.75	5/1/2033	147,000	151,039
14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Diversified Financials — 6.4% (continued)
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	6.13	11/1/2032	96,000	96,501
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	7.13	4/30/2031	94,000	97,484
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unscd. Notes(a)	5.00	8/15/2028	161,000	154,317
Jefferson Capital Holdings LLC, Gtd. Notes(a)	8.25	5/15/2030	48,000	50,226
Jefferson Capital Holdings LLC, Gtd. Notes(a)	9.50	2/15/2029	59,000	62,081
LD Holdings Group LLC, Gtd. Notes(a)	6.13	4/1/2028	59,000	50,941
LD Holdings Group LLC, Gtd. Notes(a)	8.75	11/1/2027	29,000	27,093
LFS Topco LLC, Sr. Unscd. Notes(a)	8.75	7/15/2030	17,000	16,368
Navient Corp., Sr. Unscd. Notes	4.88	3/15/2028	22,000	21,501
Navient Corp., Sr. Unscd. Notes(b)	5.50	3/15/2029	57,000	54,782
Navient Corp., Sr. Unscd. Notes	5.63	8/1/2033	45,000	38,274
Navient Corp., Sr. Unscd. Notes	7.88	6/15/2032	38,000	36,577
Navient Corp., Sr. Unscd. Notes	9.38	7/25/2030	38,000	39,410
Navient Corp., Sr. Unscd. Notes	11.50	3/15/2031	45,000	48,317
OneMain Finance Corp., Gtd. Notes	3.88	9/15/2028	65,000	62,833
OneMain Finance Corp., Gtd. Notes	4.00	9/15/2030	90,000	82,810
OneMain Finance Corp., Gtd. Notes	5.38	11/15/2029	78,000	76,603
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030	80,000	79,707
OneMain Finance Corp., Gtd. Notes	6.50	3/15/2033	81,000	79,336
OneMain Finance Corp., Gtd. Notes	6.63	1/15/2028	78,000	79,079
OneMain Finance Corp., Gtd. Notes	6.63	5/15/2029	97,000	98,747
OneMain Finance Corp., Gtd. Notes	6.75	3/15/2032	65,000	64,988
OneMain Finance Corp., Gtd. Notes	6.75	9/15/2033	109,000	107,223
OneMain Finance Corp., Gtd. Notes	7.13	11/15/2031	81,000	82,155
OneMain Finance Corp., Gtd. Notes	7.13	9/15/2032	101,000	102,479
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	82,000	84,108
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	71,000	74,025
Osaic Holdings, Inc., Gtd. Notes(a)	8.00	8/1/2033	83,000	84,542
Osaic Holdings, Inc., Sr. Scd. Notes(a)	6.75	8/1/2032	94,000	95,463
PennyMac Financial Services, Inc., Gtd. Bonds(a)	6.88	5/15/2032	94,000	92,997
PennyMac Financial Services, Inc., Gtd. Notes(a)	4.25	2/15/2029	120,000	114,532
PennyMac Financial Services, Inc., Gtd. Notes(a)	5.75	9/15/2031	59,000	56,145
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.75	2/15/2034	71,000	68,689
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.88	2/15/2033	98,000	96,330
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.13	11/15/2030	90,000	91,102
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.88	12/15/2029	109,000	113,200
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(a)	9.88	11/1/2029	81,000	81,809
Phoenix Aviation Capital Ltd., Sr. Unscd. Notes(a)	9.25	7/15/2030	100,000	102,587
Planet Financial Group LLC, Gtd. Notes(a)	10.50	12/15/2029	150,000	146,071
PRA Group, Inc., Gtd. Notes(a)	5.00	10/1/2029	123,000	116,665
PRA Group, Inc., Gtd. Notes(a)	8.38	2/1/2028	105,000	106,693
PRA Group, Inc., Gtd. Notes(a)	8.88	1/31/2030	133,000	137,497
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.44	10/15/2028	97,000	86,117
Provident Funding Associates LP/PFG Finance Corp., Sr. Unscd. Notes(a)	9.75	9/15/2029	105,000	109,253
RFNA LP, Sr. Unscd. Notes(a)	7.88	2/15/2030	33,000	32,675
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2030	154,000	156,362
Rocket Cos., Inc., Gtd. Notes(a)	6.38	8/1/2033	169,000	171,373
Rocket Cos., Inc., Gtd. Notes(a)	6.50	8/1/2029	35,000	35,703
Rocket Cos., Inc., Gtd. Notes(a)	7.13	2/1/2032	59,000	61,008
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.63	3/1/2029	35,000	33,518
15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Diversified Financials — 6.4% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.88	3/1/2031	81,000	75,231
Stonebriar ABF Issuer LLC, Sr. Unscd. Notes(a)	8.13	12/15/2030	128,000	134,290
Stonex Escrow Issuer LLC, Scd. Notes(a)	6.88	7/15/2032	68,000	70,373
StoneX Group, Inc., Scd. Notes(a)	7.88	3/1/2031	124,000	130,539
Synchrony Financial, Sub. Notes	7.25	2/2/2033	12,000	12,463
TrueNoord Capital DAC, Gtd. Notes(a)	8.75	3/1/2030	46,000	46,959
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.50	4/15/2029	92,000	87,716
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.75	6/15/2027	95,000	94,581
UWM Holdings LLC, Gtd. Notes(a)	6.25	3/15/2031	69,000	64,090
UWM Holdings LLC, Gtd. Notes(a)	6.63	2/1/2030	155,000	148,778
Velocity Commercial Capital LLC, Gtd. Notes(a)	9.38	2/15/2031	38,000	39,294
Vericast Corp., Scd. Notes(a)	12.50	12/15/2027	11,000	11,043
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(a)	7.50	6/15/2031	58,000	60,856
				9,494,775
Electronic Components — .8%
Coherent Corp., Gtd. Notes(a)	5.00	12/15/2029	85,000	84,116
Energizer Holdings, Inc., Gtd. Notes(a)	4.38	3/31/2029	53,000	50,986
Energizer Holdings, Inc., Gtd. Notes(a)	4.75	6/15/2028	40,000	39,464
Energizer Holdings, Inc., Gtd. Notes(a),(b)	6.00	9/15/2033	15,000	14,334
EnerSys, Gtd. Notes(a)	4.38	12/15/2027	34,000	33,633
EnerSys, Gtd. Notes(a)	6.63	1/15/2032	65,000	66,818
Ingram Micro, Inc., Sr. Scd. Notes(a)	4.75	5/15/2029	281,000	276,029
Sensata Technologies BV, Gtd. Notes(a)	4.00	4/15/2029	45,000	43,791
Sensata Technologies BV, Gtd. Notes(a)	5.88	9/1/2030	42,000	42,284
TTM Technologies, Inc., Gtd. Notes(a)	4.00	3/1/2029	86,000	83,342
WESCO Distribution, Inc., Gtd. Notes(a)	5.25	4/15/2031	49,000	49,011
WESCO Distribution, Inc., Gtd. Notes(a)	5.50	4/15/2034	63,000	62,843
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2029	73,000	74,532
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2033	57,000	58,815
WESCO Distribution, Inc., Gtd. Notes(a)	7.25	6/15/2028	143,000	143,443
				1,123,441
Energy — 11.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(a)	7.50	10/1/2029	96,000	100,239
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.38	6/15/2029	52,000	51,942
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	1/15/2028	65,000	65,005
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.63	9/1/2032	73,000	75,074
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.00	2/1/2034	94,000	94,539
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes(a)	6.63	7/15/2033	55,000	56,526
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	5.88	6/30/2029	97,000	97,145
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	10/15/2032	84,000	86,247
BKV Upstream Midstream LLC, Gtd. Notes(a)	7.50	10/15/2030	68,000	69,699
Breakwater Energy Holdings Sarl, Sr. Scd. Notes(a)	9.25	11/15/2030	169,000	180,009
Bristow Group, Inc., Sr. Scd. Notes(a)	6.75	2/1/2033	55,000	55,986
Buckeye Partners LP, Sr. Unscd. Notes	4.13	12/1/2027	48,000	47,360
Buckeye Partners LP, Sr. Unscd. Notes(a)	4.50	3/1/2028	63,000	62,444
Buckeye Partners LP, Sr. Unscd. Notes	5.60	10/15/2044	12,000	10,640
Buckeye Partners LP, Sr. Unscd. Notes	5.85	11/15/2043	14,000	12,814
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.75	2/1/2030	51,000	52,732
Buckeye Partners LP, Sr. Unscd. Notes	6.75	8/15/2033	43,000	45,129
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.88	7/1/2029	94,000	97,071
16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Energy — 11.6% (continued)
California Resources Corp., Gtd. Notes(a)	7.00	1/15/2034	233,000	237,408
California Resources Corp., Gtd. Notes(a)	8.25	6/15/2029	175,000	182,560
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	7/15/2028	31,000	31,938
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	2/15/2031	55,000	58,268
Caturus Energy LLC, Gtd. Notes(a)	7.13	5/15/2031	76,000	76,188
Caturus Energy LLC, Sr. Unscd. Notes(a)	8.50	2/15/2030	94,000	98,270
CHC Group LLC, Sr. Scd. Notes(a)	11.75	9/1/2030	136,000	122,782
Chord Energy Corp., Gtd. Notes(a)	6.00	10/1/2030	74,000	75,510
Chord Energy Corp., Gtd. Notes(a)	6.75	3/15/2033	111,000	115,387
CNX Midstream Partners LP, Gtd. Notes(a)	4.75	4/15/2030	47,000	45,489
CNX Resources Corp., Gtd. Notes(a)	5.88	3/1/2034	33,000	32,726
CNX Resources Corp., Gtd. Notes(a)	7.25	3/1/2032	129,000	134,350
CNX Resources Corp., Gtd. Notes(a)	7.38	1/15/2031	101,000	104,055
Comstock Resources, Inc., Gtd. Notes(a)	5.88	1/15/2030	122,000	118,169
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	282,000	281,621
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	97,000	96,596
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(a)	5.50	6/15/2031	154,000	152,175
Crescent Energy Finance LLC, Gtd. Notes(a)	7.38	1/15/2033	108,000	110,433
Crescent Energy Finance LLC, Gtd. Notes(a)	7.63	4/1/2032	107,000	110,341
Crescent Energy Finance LLC, Gtd. Notes(a)	7.75	7/31/2029	3,000	3,017
Crescent Energy Finance LLC, Gtd. Notes(a)	7.88	4/15/2032	78,000	80,808
Crescent Energy Finance LLC, Gtd. Notes(a)	8.38	1/15/2034	75,000	79,244
Crescent Energy Finance LLC, Gtd. Notes(a)	9.75	10/15/2030	22,000	23,497
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	32,000	31,884
CVR Energy, Inc., Gtd. Notes(a)	7.50	2/15/2031	64,000	64,800
CVR Energy, Inc., Gtd. Notes(a)	7.88	2/15/2034	42,000	42,134
DBR Land Holdings LLC, Gtd. Notes(a)	6.25	12/1/2030	60,000	61,476
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.13	6/1/2028	77,000	77,078
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.38	6/30/2033	74,000	76,367
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	8.63	3/15/2029	148,000	154,355
Diamond Foreign Asset Co./Diamond Finance LLC, Scd. Notes(a)	8.50	10/1/2030	45,000	47,466
Enerflex, Inc., Sr. Unscd. Notes(a)	6.88	1/15/2031	44,000	45,286
Energy Transfer LP, Jr. Sub. Notes	6.50	2/15/2056	261,000	261,325
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	80,000	81,167
Energy Transfer LP, Jr. Sub. Notes	7.13	10/1/2054	97,000	99,607
Energy Transfer LP, Jr. Sub. Notes	8.00	5/15/2054	173,000	183,536
EnQuest PLC, Gtd. Notes(a)	9.88	4/30/2031	66,000	68,143
EnQuest PLC, Gtd. Notes(a)	11.63	11/1/2027	54,000	55,569
Excelerate Energy LP, Gtd. Bonds(a)	8.00	5/15/2030	87,000	92,238
FORESEA Holding SA, Sr. Scd. Notes(a)	7.50	6/15/2030	63,000	62,291
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.75	3/15/2034	87,000	87,732
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.88	5/15/2032	65,000	68,052
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	5/15/2033	58,000	60,995
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.25	1/15/2029	55,000	57,102
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.88	4/15/2030	47,000	49,247
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	40,000	40,353
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	7.13	7/1/2033	51,000	52,250
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	70,000	73,354
Gulfport Energy Operating Corp., Gtd. Notes(a)	6.75	9/1/2029	174,000	178,696
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	9/1/2028	127,000	127,994
17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Energy — 11.6% (continued)
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	5/15/2032	51,000	53,070
Helix Energy Solutions Group, Inc., Gtd. Notes(a)	9.75	3/1/2029	29,000	30,485
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	5.75	2/1/2029	74,000	73,977
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	4/15/2030	65,000	64,755
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	2/1/2031	72,000	71,215
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	11/1/2028	83,000	83,405
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	4/15/2032	47,000	46,703
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.88	5/15/2034	53,000	53,262
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	7.25	2/15/2035	109,000	111,087
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	8.38	11/1/2033	109,000	116,771
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	6.63	1/15/2034	89,000	90,460
Infinity Natural Resources LLC, Gtd. Notes(a)	7.63	4/1/2031	73,000	74,277
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	93,000	96,956
ITT Holdings LLC, Sr. Unscd. Notes(a)	6.50	8/1/2029	208,000	204,996
Kinetik Holdings LP, Sr. Unscd. Notes(a)	6.63	12/15/2028	40,000	40,809
Kodiak Gas Services LLC, Gtd. Notes(a)	5.88	4/1/2031	113,000	113,751
Kodiak Gas Services LLC, Gtd. Notes(a)	6.50	10/1/2033	85,000	86,883
Kodiak Gas Services LLC, Gtd. Notes(a)	6.75	10/1/2035	75,000	77,902
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.63	8/15/2029	92,000	93,706
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.88	12/1/2032	44,000	45,526
Martin Midstream Partners LP/Martin Midstream Finance Corp., Scd. Notes(a)	11.50	2/15/2028	120,000	123,615
Matador Resources Co., Gtd. Notes(a)	6.00	4/15/2034	50,000	50,167
Matador Resources Co., Gtd. Notes(a)	6.25	4/15/2033	88,000	89,470
Matador Resources Co., Gtd. Notes(a)	6.50	4/15/2032	205,000	209,075
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(a)	8.25	9/1/2031	212,000	214,683
Murphy Oil Corp., Sr. Unscd. Notes	6.50	2/15/2034	53,000	53,401
Nabors Industries, Inc., Gtd. Notes(a)	7.63	11/15/2032	50,000	52,204
Nabors Industries, Inc., Gtd. Notes(a)	8.88	8/15/2031	29,000	30,605
Nabors Industries, Inc., Gtd. Notes(a)	9.13	1/31/2030	49,000	51,460
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.13	2/15/2029	134,000	138,991
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.38	2/15/2032	220,000	230,901
Noble Finance II LLC, Gtd. Notes(a)	8.00	4/15/2030	224,000	233,127
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2033	89,000	92,217
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.75	6/15/2031	128,000	133,670
Northriver Midstream Finance LP, Sr. Scd. Notes(a)	6.75	7/15/2032	71,000	72,800
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	85,000	85,912
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	116,000	116,172
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	6.00	2/15/2028	212,000	211,907
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.88	9/15/2030	125,000	128,032
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	9.88	3/15/2030	177,000	190,129
Prairie Acquiror LP, Sr. Scd. Notes(a)	9.00	8/1/2029	53,000	55,403
Precision Drilling Corp., Gtd. Notes(a)	6.88	1/15/2029	169,000	170,506
Puma International Financing SA, Gtd. Notes(a)	7.75	4/25/2029	159,000	163,399
Range Resources Corp., Gtd. Notes(a)	4.75	2/15/2030	62,000	60,859
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.88	4/15/2040	14,000	14,140
Saturn Oil & Gas, Inc., Sr. Scd. Notes(a)	9.63	6/15/2029	32,000	33,540
Seadrill Finance Ltd., Scd. Notes(a)	8.38	8/1/2030	104,000	108,766
SESI LLC, Sr. Scd. Notes(a)	7.88	9/30/2030	119,000	122,630
SM Energy Co., Gtd. Notes(a)	6.63	4/15/2034	73,000	74,023
18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Energy — 11.6% (continued)
SM Energy Co., Gtd. Notes(a)	6.75	8/1/2029	71,000	72,838
SM Energy Co., Gtd. Notes(a)	8.63	11/1/2030	97,000	102,627
SM Energy Co., Gtd. Notes(a)	8.75	7/1/2031	116,000	121,672
SM Energy Co., Gtd. Notes(a)	9.63	6/15/2033	80,000	89,196
SM Energy Co., Sr. Unscd. Notes	6.50	7/15/2028	40,000	40,071
SM Energy Co., Sr. Unscd. Notes(a)	7.00	8/1/2032	46,000	47,169
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.50	3/1/2055	69,000	72,779
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.63	3/1/2055	85,000	88,477
Star Holding LLC, Sr. Scd. Notes(a)	8.75	8/1/2031	31,000	31,622
Summit Midstream Holdings LLC, Sr. Scd. Notes(a)	8.63	10/31/2029	117,000	122,314
Sunoco LP, Gtd. Notes(a)	5.38	7/15/2031	45,000	44,807
Sunoco LP, Gtd. Notes(a)	5.63	3/15/2031	108,000	108,353
Sunoco LP, Gtd. Notes(a)	5.63	7/15/2034	45,000	44,383
Sunoco LP, Gtd. Notes(a)	5.88	3/15/2034	83,000	82,671
Sunoco LP, Gtd. Notes(a)	6.25	7/1/2033	109,000	111,272
Sunoco LP, Gtd. Notes(a)	7.00	5/1/2029	85,000	87,731
Sunoco LP, Gtd. Notes(a)	7.25	5/1/2032	83,000	86,926
Sunoco LP, Sr. Unscd. Notes(a)	4.50	10/1/2029	86,000	84,222
Sunoco LP, Sr. Unscd. Notes(a)	4.63	5/1/2030	81,000	78,782
Sunoco LP, Sr. Unscd. Notes(a)	5.88	7/15/2027	54,000	54,024
Sunoco LP, Sr. Unscd. Notes(a)	6.63	8/15/2032	96,000	98,100
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	5/15/2029	80,000	78,541
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	4/30/2030	60,000	58,281
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.88	3/15/2028	43,000	43,048
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	7.00	9/15/2028	50,000	51,216
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	5.50	1/15/2028	88,000	87,791
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	12/31/2030	78,000	78,387
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	9/1/2031	32,000	32,168
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.75	3/15/2034	77,556	79,222
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unscd. Notes(a)	7.38	2/15/2029	139,000	143,129
Talos Production, Inc., Scd. Notes(a)	9.00	2/1/2029	78,000	81,433
Talos Production, Inc., Scd. Notes(a)	9.38	2/1/2031	45,000	47,854
TerraForm Power Operating LLC, Gtd. Notes(a)	4.75	1/15/2030	153,000	148,142
TerraForm Power Operating LLC, Gtd. Notes(a)	5.00	1/31/2028	147,000	145,546
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(a)	5.50	10/15/2029	74,000	73,049
TGS ASA, Sr. Scd. Bonds(a)	8.50	1/15/2030	124,000	130,293
Tidewater, Inc., Gtd. Notes(a)	9.13	7/15/2030	211,000	227,171
TransMontaigne Partners LLC, Gtd. Notes(a)	8.50	6/15/2030	61,000	63,025
Transocean International Ltd., Gtd. Notes	6.80	3/15/2038	56,000	54,411
Transocean International Ltd., Gtd. Notes	7.50	4/15/2031	27,000	27,789
Transocean International Ltd., Gtd. Notes(a)	8.25	5/15/2029	67,000	69,602
Transocean International Ltd., Gtd. Notes(a)	8.50	5/15/2031	67,000	70,892
Transocean International Ltd., Sr. Scd. Notes(a)	8.75	2/15/2030	49,175	51,499
Trident Energy Finance PLC, Gtd. Notes(a),(b)	12.50	11/30/2029	31,000	33,182
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	6.25	10/1/2033	81,000	81,726
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	7.13	3/15/2029	116,000	119,891
Valaris Ltd., Scd. Notes(a)	8.38	4/30/2030	104,000	108,437
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.00	5/1/2036	56,000	56,306
Venture Global LNG, Inc., Sr. Scd. Notes(a)	7.00	1/15/2030	148,000	152,359
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.13	6/1/2028	195,000	199,470
19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Energy — 11.6% (continued)
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.38	6/1/2031	215,000	223,926
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.50	2/1/2029	257,000	280,515
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.88	2/1/2032	185,000	198,458
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.13	12/15/2030	191,000	196,956
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.50	6/15/2034	89,000	92,807
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	170,000	178,090
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.75	1/15/2036	177,000	188,120
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.50	5/1/2033	83,000	92,093
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.75	5/1/2035	88,000	98,834
WBI Operating LLC, Gtd. Notes(a)	6.25	10/15/2030	114,000	115,631
WBI Operating LLC, Sr. Unscd. Notes(a)	6.50	10/15/2033	68,000	68,726
Weatherford International Ltd., Gtd. Notes(a)	6.75	10/15/2033	130,000	134,802
Weatherford International Ltd., Gtd. Notes(a)	8.63	4/30/2030	21,000	21,431
Wildfire Intermediate Holdings LLC, Sr. Unscd. Bonds(a)	7.50	10/15/2029	139,000	143,123
				17,171,138
Environmental Control — .6%
Clean Harbors, Inc., Gtd. Notes(a)	5.13	7/15/2029	68,000	67,579
Clean Harbors, Inc., Gtd. Notes(a)	6.38	2/1/2031	122,000	124,211
GFL Environmental Holdings US, Inc., Gtd. Notes(a)	5.50	2/1/2034	60,000	59,048
GFL Environmental, Inc., Gtd. Notes(a)	4.00	8/1/2028	41,000	40,035
GFL Environmental, Inc., Gtd. Notes(a)	4.38	8/15/2029	68,000	66,407
GFL Environmental, Inc., Gtd. Notes(a)	4.75	6/15/2029	81,000	80,050
GFL Environmental, Inc., Gtd. Notes(a)	6.75	1/15/2031	129,000	133,723
Luna 1.5 Sarl, Sr. Unscd. Notes(a),(c)	12.00	7/1/2032	124,000	132,806
Madison IAQ LLC, Sr. Unscd. Notes(a)	5.88	6/30/2029	123,000	122,722
Reworld Holding Corp., Gtd. Notes(a)	4.88	12/1/2029	58,000	55,479
Wrangler Holdco Corp., Gtd. Notes(a)	6.63	4/1/2032	34,000	35,051
				917,111
Food Products — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	3.50	3/15/2029	134,000	127,878
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.88	2/15/2030	112,000	109,628
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.50	3/31/2031	65,000	64,676
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.63	3/31/2032	106,000	104,706
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.75	3/31/2034	101,000	98,454
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.25	3/15/2033	36,000	36,265
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.50	2/15/2028	111,000	112,313
B&G Foods, Inc., Gtd. Notes	5.25	9/15/2027	37,000	35,711
B&G Foods, Inc., Sr. Scd. Notes(a)	8.00	9/15/2028	50,000	49,593
C&S Group Enterprises LLC, Gtd. Notes(a)	5.00	12/15/2028	48,000	44,452
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	6.38	4/15/2034	90,000	91,856
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	7.63	7/1/2029	52,000	53,736
Fiesta Purchaser, Inc., Sr. Scd. Notes(a)	7.88	3/1/2031	59,000	60,895
Fiesta Purchaser, Inc., Sr. Unscd. Notes(a)	9.63	9/15/2032	39,000	40,401
Froneri Lux FinCo Sarl, Sr. Scd. Notes(a)	6.00	8/1/2032	64,000	63,319
20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Food Products — 2.2% (continued)
Industrial F&B Investments III, Inc., Sr. Scd. Notes(a)	7.75	2/11/2033	89,000	89,987
Ingles Markets, Inc., Sr. Unscd. Notes(a)	4.00	6/15/2031	50,000	47,251
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	7.13	4/30/2033	49,000	49,554
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	9.00	2/15/2029	116,000	121,394
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.13	1/31/2030	117,000	112,104
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.38	1/31/2032	61,000	57,464
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.88	5/15/2028	96,000	95,488
Land O’Lakes Capital Trust I, Ltd. Gtd. Debs.(a)	7.45	3/15/2028	100,000	102,380
Performance Food Group, Inc., Gtd. Notes(a)	4.25	8/1/2029	69,000	66,875
Performance Food Group, Inc., Gtd. Notes(a)	5.63	3/1/2034	93,000	91,055
Performance Food Group, Inc., Gtd. Notes(a)	6.13	9/15/2032	118,000	119,768
Post Holdings, Inc., Gtd. Notes(a)	4.50	9/15/2031	171,000	160,816
Post Holdings, Inc., Gtd. Notes(a)	4.63	4/15/2030	125,000	121,050
Post Holdings, Inc., Gtd. Notes(a)	6.25	10/15/2034	109,000	107,652
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	222,000	221,976
Post Holdings, Inc., Gtd. Notes(a)	6.50	3/15/2036	103,000	102,358
Post Holdings, Inc., Sr. Scd. Notes(a)	6.25	2/15/2032	62,000	63,302
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(a)	4.63	3/1/2029	95,000	91,718
United Natural Foods, Inc., Gtd. Notes(a)	6.75	10/15/2028	41,000	40,998
US Foods, Inc., Gtd. Notes(a)	4.75	2/15/2029	111,000	109,646
US Foods, Inc., Gtd. Notes(a)	6.88	9/15/2028	14,000	14,328
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(a)	8.63	11/1/2031	131,000	133,930
				3,214,977
Food Service — .2%
Aramark Services, Inc., Gtd. Notes(a)	5.00	2/1/2028	120,000	119,689
TKC Holdings, Inc., Scd. Notes(a)	12.00	2/15/2031	82,000	85,411
TKC Holdings, Inc., Sr. Scd. Notes(a)	8.50	8/15/2030	153,000	156,481
				361,581
Forest Products & Paper — .1%
Ahlstrom Holding 3 Oy, Sr. Scd. Bonds(a)	4.88	2/4/2028	38,000	37,270
Domtar Corp., Sr. Scd. Notes(a)	6.75	10/1/2028	41,000	32,478
Magnera Corp., Sr. Scd. Notes(a)	4.75	11/15/2029	35,000	32,031
Magnera Corp., Sr. Scd. Notes(a)	7.25	11/15/2031	52,000	48,682
Mercer International, Inc., Sr. Unscd. Notes(b)	5.13	2/1/2029	64,000	25,907
Mercer International, Inc., Sr. Unscd. Notes(a),(b)	12.88	10/1/2028	32,000	16,076
				192,444
Health Care — 8.0%
1261229 BC Ltd., Sr. Scd. Notes(a)	10.00	4/15/2032	668,000	689,989
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.00	4/15/2029	28,000	27,444
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.50	7/1/2028	30,000	29,775
Acadia Healthcare Co., Inc., Gtd. Notes(a)	7.38	3/15/2033	23,000	23,545
Accendra Health, Inc., Gtd. Notes(a),(b)	4.50	3/31/2029	11,000	7,393
Accendra Health, Inc., Gtd. Notes(a)	6.63	4/1/2030	50,000	26,772
AdaptHealth LLC, Gtd. Notes(a)	4.63	8/1/2029	51,000	49,325
AdaptHealth LLC, Gtd. Notes(a)	5.13	3/1/2030	60,000	58,363
AdaptHealth LLC, Gtd. Notes(a)	6.13	8/1/2028	55,000	55,033
AHP Health Partners, Inc., Sr. Unscd. Notes(a)	5.75	7/15/2029	30,000	29,768
Amneal Pharmaceuticals LLC, Sr. Scd. Notes(a)	6.88	8/1/2032	45,000	46,764
21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Health Care — 8.0% (continued)
Avantor Funding, Inc., Gtd. Notes(a)	3.88	11/1/2029	54,000	51,312
Avantor Funding, Inc., Gtd. Notes(a)	4.63	7/15/2028	101,000	99,541
Bausch + Lomb Corp., Sr. Scd. Notes(a)	8.38	10/1/2028	159,000	164,404
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	1/30/2028	50,000	42,778
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	2/15/2029	51,000	36,635
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	1/30/2030	89,000	57,874
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	2/15/2031	54,000	32,283
Bausch Health Cos., Inc., Gtd. Notes(a)	6.25	2/15/2029	94,000	69,205
Bausch Health Cos., Inc., Gtd. Notes(a)	7.00	1/15/2028	20,000	17,675
Bausch Health Cos., Inc., Gtd. Notes(a)	7.25	5/30/2029	40,000	29,604
Bausch Health Cos., Inc., Scd. Notes(a)	14.00	10/15/2030	42,000	40,459
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	4.88	6/1/2028	97,000	91,124
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	11.00	9/30/2028	100,000	104,018
BellRing Brands, Inc., Gtd. Notes(a)	7.00	3/15/2030	81,000	82,245
BioMarin Pharmaceutical, Inc., Gtd. Notes(a),(b)	5.50	2/15/2034	84,000	83,421
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	367,000	346,333
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	351,000	305,126
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	210,000	181,700
Centene Corp., Sr. Unscd. Notes	3.00	10/15/2030	353,000	317,357
Centene Corp., Sr. Unscd. Notes	3.38	2/15/2030	320,000	297,348
Centene Corp., Sr. Unscd. Notes	4.63	12/15/2029	560,000	545,887
Charles River Laboratories International, Inc., Gtd. Notes(a)	4.25	5/1/2028	38,000	37,316
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.13	4/1/2030	97,000	86,011
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.88	4/15/2029	98,000	96,343
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	4.75	2/15/2031	40,000	37,407
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.25	5/15/2030	51,000	48,158
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	6.00	1/15/2029	28,000	27,823
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	9.75	1/15/2034	99,000	102,127
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.88	1/15/2032	212,000	227,629
Concentra Health Services, Inc., Gtd. Notes(a)	6.88	7/15/2032	40,000	41,341
CVS Health Corp., Jr. Sub. Notes	6.75	12/10/2054	95,000	98,424
CVS Health Corp., Jr. Sub. Notes	7.00	3/10/2055	486,000	504,260
DaVita, Inc., Gtd. Notes(a)	3.75	2/15/2031	124,000	115,051
DaVita, Inc., Gtd. Notes(a)	4.63	6/1/2030	239,000	231,376
DaVita, Inc., Gtd. Notes(a)	6.75	7/15/2033	107,000	110,272
DaVita, Inc., Gtd. Notes(a)	6.88	9/1/2032	121,000	124,945
DENTSPLY SIRONA, Inc., Jr. Sub. Notes	8.38	9/12/2055	135,000	135,654
Elanco Animal Health, Inc., Sr. Unscd. Notes	6.40	8/28/2028	46,000	47,197
Embecta Corp., Sr. Scd. Notes(a)	6.75	2/15/2030	28,000	26,464
Emergent BioSolutions, Inc., Gtd. Notes(a)	3.88	8/15/2028	47,000	41,859
Encompass Health Corp., Gtd. Notes	4.50	2/1/2028	90,000	89,339
Encompass Health Corp., Gtd. Notes	4.63	4/1/2031	90,000	87,645
Encompass Health Corp., Gtd. Notes	4.75	2/1/2030	154,000	151,572
Endo Finance Holdings LP, Sr. Scd. Notes(a)	8.50	4/15/2031	153,000	162,220
Fortrea Holdings, Inc., Sr. Scd. Notes(a)	7.50	7/1/2030	22,000	21,412
Genmab A/S Genmab Finance LLC, Gtd. Notes(a)	7.25	12/15/2033	123,000	128,228
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(a)	6.25	12/15/2032	108,000	110,750
Global Medical Response, Inc., Sr. Scd. Notes(a)	7.38	10/1/2032	98,000	102,213
Grifols SA, Gtd. Notes(a)	4.75	10/15/2028	49,000	48,312
HAH Group Holding Co. LLC, Sr. Scd. Notes(a),(b)	9.75	10/1/2031	24,000	21,959
22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Health Care — 8.0% (continued)
Harrow, Inc., Gtd. Notes(a)	8.63	9/15/2030	80,000	82,682
HealthEquity, Inc., Gtd. Notes(a)	4.50	10/1/2029	104,000	101,033
HLF Financing Sarl LLC/Herbalife International, Inc., Gtd. Notes(a)	4.88	6/1/2029	52,000	48,923
HLF Financing Sarl LLC/Herbalife International, Inc., Sr. Scd. Notes(a)	7.75	5/1/2033	38,000	38,849
Humana, Inc., Jr. Sub. Notes	6.63	9/15/2056	99,000	97,563
IQVIA, Inc., Gtd. Notes(a)	5.00	5/15/2027	121,000	120,845
IQVIA, Inc., Gtd. Notes(a)	6.25	6/1/2032	157,000	160,184
IQVIA, Inc., Gtd. Notes(a)	6.50	5/15/2030	54,000	55,235
Jazz Securities DAC, Sr. Scd. Notes(a)	4.38	1/15/2029	31,000	30,325
Kedrion SpA, Sr. Scd. Notes(a)	6.50	9/1/2029	126,000	123,383
LifePoint Health, Inc., Gtd. Notes(a)	5.38	1/15/2029	40,000	38,596
LifePoint Health, Inc., Sr. Scd. Notes(a)	7.00	5/1/2034	161,000	157,278
LifePoint Health, Inc., Sr. Scd. Notes(a)	8.38	2/15/2032	53,000	55,608
LifePoint Health, Inc., Sr. Scd. Notes(a)	9.88	8/15/2030	58,000	61,524
LifePoint Health, Inc., Sr. Unscd. Notes(a)	10.00	6/1/2032	90,000	91,820
Medline Borrower LP, Gtd. Notes(a)	5.25	10/1/2029	255,000	253,802
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	4.38	6/15/2028	86,000	84,775
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.25	1/15/2033	80,000	79,918
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2031	107,000	108,859
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a),(b)	5.75	12/31/2030	54,425	45,158
National Mentor Holdings, Inc., Sr. Scd. Notes(a)	10.50	12/15/2030	148,000	154,844
Neogen Food Safety Corp., Gtd. Notes(a)	8.63	7/20/2030	20,000	21,044
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(a)	7.88	5/15/2034	29,000	31,086
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	4.13	4/30/2028	155,000	153,080
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	6.75	5/15/2034	97,000	102,224
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unscd. Notes(a)	5.13	4/30/2031	113,000	112,284
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., Sr. Scd. Notes(a)	8.75	4/17/2032	75,000	67,680
Pediatrix Medical Group, Inc., Gtd. Notes(a)	5.38	2/15/2030	91,000	90,235
Prime Healthcare Services, Inc., Sr. Scd. Notes(a)	9.38	9/1/2029	198,000	205,270
Radiology Partners, Inc., Scd. Notes(a),(c)	9.78	2/15/2030	94,648	86,239
Radiology Partners, Inc., Sr. Scd. Notes(a)	8.50	7/15/2032	120,000	119,239
Select Medical Corp., Gtd. Notes(a)	6.25	12/1/2032	41,000	39,769
Sotera Health Holdings LLC, Sr. Scd. Notes(a)	7.38	6/1/2031	112,000	116,526
Star Parent, Inc., Sr. Scd. Notes(a)	9.00	10/1/2030	105,000	109,954
Surgery Center Holdings, Inc., Gtd. Notes(a)	7.25	4/15/2032	86,000	85,828
Team Health Holdings, Inc., Sr. Scd. Notes(a)	8.38	6/30/2028	67,000	67,170
TEAM Services Holding, Inc., Sr. Scd. Notes(a),(b)	9.00	2/15/2033	50,000	50,013
Teleflex, Inc., Gtd. Notes(a)	4.25	6/1/2028	58,000	57,147
Teleflex, Inc., Gtd. Notes	4.63	11/15/2027	55,000	54,744
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	174,000	174,156
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	111,000	108,073
Tenet Healthcare Corp., Sr. Scd. Notes	4.38	1/15/2030	111,000	107,535
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	43,000	42,678
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	150,000	149,952
Tenet Healthcare Corp., Sr. Scd. Notes(a)	5.50	11/15/2032	102,000	101,841
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	140,000	140,785
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	97,000	99,718
Tenet Healthcare Corp., Sr. Unscd. Notes(a)	6.00	11/15/2033	37,000	37,512
23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Health Care — 8.0% (continued)
Tenet Healthcare Corp., Sr. Unscd. Notes	6.88	11/15/2031	35,000	37,271
US Acute Care Solutions LLC, Sr. Scd. Notes(a)	9.75	5/15/2029	98,000	92,608
				11,756,672
Industrial — 2.1%
Amsted Industries, Inc., Sr. Unscd. Bonds(a)	6.38	3/15/2033	59,000	59,958
Amsted Industries, Inc., Sr. Unscd. Notes(a)	4.63	5/15/2030	42,000	40,693
Arcosa, Inc., Gtd. Notes(a)	4.38	4/15/2029	34,000	33,124
Arcosa, Inc., Gtd. Notes(a)	6.88	8/15/2032	106,000	110,124
Artera Services LLC, Sr. Scd. Notes(a),(b)	8.50	2/15/2031	43,000	37,034
ASG Finance DAC, Gtd. Notes(a)	9.75	5/15/2029	20,000	15,535
ATS Corp., Gtd. Notes(a)	4.13	12/15/2028	34,000	33,186
Avient Corp., Sr. Unscd. Notes(a)	6.25	11/1/2031	45,000	45,633
Avient Corp., Sr. Unscd. Notes(a)	7.13	8/1/2030	53,000	54,001
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.13	3/15/2030	125,000	127,815
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.25	3/15/2033	56,000	57,487
Brand Industrial Services, Inc., Sr. Scd. Notes(a)	10.38	8/1/2030	101,000	93,182
BWX Technologies, Inc., Gtd. Notes(a)	4.13	6/30/2028	40,000	39,366
BWX Technologies, Inc., Gtd. Notes(a)	4.13	4/15/2029	45,000	43,738
Calderys Financing LLC, Sr. Scd. Notes(a)	11.25	6/1/2028	62,000	63,882
Chart Industries, Inc., Gtd. Notes(a)	9.50	1/1/2031	50,000	52,604
Chart Industries, Inc., Sr. Scd. Notes(a)	7.50	1/1/2030	145,000	150,560
Clue Opco LLC, Sr. Scd. Notes(a)	9.50	10/15/2031	50,000	51,218
Columbus McKinnon Corp., Sr. Scd. Notes(a)	7.13	2/1/2033	71,000	71,417
Dycom Industries, Inc., Gtd. Notes(a)	4.50	4/15/2029	89,000	86,927
Enpro, Inc., Gtd. Notes(a)	6.13	6/1/2033	52,000	53,056
Esab Corp., Sr. Unscd. Notes(a)	5.63	4/1/2031	97,000	97,847
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.50	5/1/2028	168,000	167,910
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	5/1/2031	84,000	86,773
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	6/15/2032	54,000	55,831
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.88	12/1/2030	59,000	61,920
Global Infrastructure Solutions, Inc., Gtd. Notes(a)	5.63	6/1/2029	39,000	38,945
Global Infrastructure Solutions, Inc., Sr. Unscd. Notes(a)	7.50	4/15/2032	72,000	76,062
GrafTech Finance, Inc., Scd. Notes(a)	4.63	12/23/2029	53,000	34,007
GrafTech Global Enterprises, Inc., Scd. Notes(a)	9.88	12/23/2029	48,000	36,468
HNI Corp., Sr. Scd. Notes(a)	5.13	1/18/2029	82,000	80,921
LSB Industries, Inc., Sr. Scd. Notes(a)	6.25	10/15/2028	57,000	57,029
Lsf12 Helix Parent LLC, Sr. Scd. Notes(a)	7.13	2/1/2033	54,000	52,721
Maxam Prill Sarl, Sr. Scd. Bonds(a)	7.75	7/15/2030	138,000	142,585
Maxim Crane Works Holdings Capital LLC, Scd. Notes(a)	11.50	9/1/2028	48,000	50,146
Railworks Holdings LP/Railworks Rally, Inc., Scd. Notes(a)	8.25	11/15/2028	70,000	70,040
Stena International SA, Sr. Scd. Notes(a)	7.25	1/15/2031	141,000	143,332
Stena International SA, Sr. Scd. Notes(a)	7.63	2/15/2031	121,000	124,054
Terex Corp., Gtd. Notes(a)	5.00	5/15/2029	69,000	68,545
Terex Corp., Gtd. Notes(a)	6.25	10/15/2032	50,000	50,785
TopBuild Corp., Gtd. Notes(a)	3.63	3/15/2029	33,000	32,789
Trinity Industries, Inc., Gtd. Notes(a)	7.75	7/15/2028	41,000	42,006
Tutor Perini Corp., Gtd. Notes(a)	11.88	4/30/2029	32,000	34,891
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	4.88	9/15/2028	94,000	91,919
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	6.75	1/15/2034	57,000	56,315
Xerox Corp., Scd. Notes(a)	13.50	4/15/2031	37,000	20,760
24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Industrial — 2.1% (continued)
Xerox Corp., Sr. Scd. Notes(a),(b)	10.25	10/15/2030	34,000	28,404
Xerox Corp., Sr. Unscd. Notes	6.75	12/15/2039	30,000	8,734
Xerox Holdings Corp., Gtd. Notes(a)	5.50	8/15/2028	53,000	25,426
Xerox Holdings Corp., Gtd. Notes(a)	8.88	11/30/2029	38,000	14,341
				3,172,046
Information Technology — 3.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2030	269,000	256,348
Capstone Borrower, Inc., Sr. Scd. Notes(a)	8.00	6/15/2030	64,000	61,709
Castle US Holding Corp., Scd. Notes(a)	10.00	6/30/2031	13,000	2,531
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Sr. Scd. Notes(a),(b)	8.00	6/15/2029	20,000	9,777
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(a)	7.25	6/15/2029	54,000	25,879
Cloud Software Group, Inc., Scd. Notes(a)	9.00	9/30/2029	473,000	464,349
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.50	3/31/2029	381,000	371,018
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.63	8/15/2033	83,000	74,429
Cloud Software Group, Inc., Sr. Scd. Notes(a)	8.25	6/30/2032	182,000	172,857
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.50	10/15/2028	63,000	62,475
CoreWeave, Inc., Gtd. Notes(a)	9.00	2/1/2031	173,000	171,956
CoreWeave, Inc., Gtd. Notes(a)	9.25	6/1/2030	197,000	199,463
CoreWeave, Inc., Gtd. Notes(a)	9.75	10/1/2031	511,000	514,714
Dye & Durham Ltd., Sr. Scd. Notes(a)	8.63	4/15/2029	11,000	9,594
Elastic NV, Sr. Unscd. Notes(a)	4.13	7/15/2029	61,000	57,871
Fair Isaac Corp., Gtd. Notes(a)	6.25	9/15/2034	66,000	64,938
Fair Isaac Corp., Sr. Unscd. Notes(a)	6.00	5/15/2033	80,000	78,902
OAK-Eagle Acquireco, Inc., Sr. Scd. Notes(a)	7.25	7/1/2033	563,000	579,383
OAK-Eagle Acquireco, Inc., Sr. Unscd. Notes(a)	8.75	7/1/2034	504,000	523,702
Open Text Corp., Gtd. Notes(a)	3.88	2/15/2028	92,000	88,987
Open Text Corp., Gtd. Notes(a)	3.88	12/1/2029	190,000	171,601
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	2/15/2030	200,000	180,165
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	12/1/2031	64,000	54,629
Pagaya US Holdings Co. LLC, Gtd. Notes(a),(b)	8.88	8/1/2030	31,000	23,993
Playtika Holding Corp., Gtd. Notes(a)	4.25	3/15/2029	59,000	51,031
PTC, Inc., Gtd. Notes(a)	4.00	2/15/2028	72,000	70,290
Rackspace Finance LLC, Sr. Scd. Notes(a)	3.50	5/15/2028	36,635	18,105
Rocket Software, Inc., Sr. Scd. Notes(a)	9.00	11/28/2028	101,000	100,350
Rocket Software, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2029	40,000	35,598
SS&C Technologies, Inc., Gtd. Notes(a)	5.50	9/30/2027	263,000	262,975
SS&C Technologies, Inc., Gtd. Notes(a)	6.50	6/1/2032	24,000	24,283
Twilio, Inc., Gtd. Notes	3.63	3/15/2029	41,000	39,394
Twilio, Inc., Gtd. Notes	3.88	3/15/2031	54,000	50,488
UKG, Inc., Sr. Scd. Notes(a)	6.88	2/1/2031	99,000	96,310
West Technology Group LLC, Scd. Notes(a)	8.50	4/10/2027	55,000	620
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Gtd. Notes(a)	3.88	2/1/2029	36,000	29,233
				4,999,947
Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	4.25	2/15/2029	62,000	59,201
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	7.50	11/6/2030	83,000	84,281
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	6.00	8/1/2029	48,000	45,618
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.25	2/1/2029	108,000	108,336
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.50	6/15/2029	57,000	57,068
25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Insurance — 2.9% (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	4.25	10/15/2027	38,000	37,403
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.50	10/1/2031	88,000	88,753
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.75	4/15/2028	92,000	93,114
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	7.00	1/15/2031	116,000	118,227
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	5.88	11/1/2029	61,000	59,806
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	6.75	10/15/2027	152,000	152,123
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	7.38	10/1/2032	55,000	54,045
American National Group, Inc., Jr. Sub. Notes	7.00	12/1/2055	56,000	54,745
AmWINS Group, Inc., Sr. Scd. Notes(a)	6.38	2/15/2029	21,000	21,256
AmWINS Group, Inc., Sr. Unscd. Notes(a)	4.88	6/30/2029	91,000	87,996
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., Sr. Unscd. Notes(a)	7.50	7/15/2033	40,000	39,088
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(a)	7.88	11/1/2029	139,000	134,629
Ardonagh Finco Ltd., Sr. Scd. Notes(a)	7.75	2/15/2031	172,000	175,420
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(a)	8.88	2/15/2032	177,000	176,423
Asurion LLC/Asurion Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	12/31/2032	415,000	433,771
Asurion LLC/Asurion Co-Issuer, Inc., Sr. Scd. Notes(a)	8.38	2/1/2034	391,000	386,018
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Sr. Scd. Notes(a)	7.13	5/15/2031	54,000	54,684
Broadstreet Partners Group LLC, Sr. Unscd. Notes(a)	5.88	4/15/2029	71,000	69,888
Genworth Holdings, Inc., Gtd. Notes	6.50	6/15/2034	22,000	22,147
Global Atlantic Fin Co., Gtd. Notes(a)	7.25	3/1/2056	103,000	101,536
Global Atlantic Fin Co., Gtd. Notes(a)	7.95	10/15/2054	69,000	69,135
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(a)	7.25	2/15/2031	39,000	39,224
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(a)	8.13	2/15/2032	141,000	134,676
HUB International Ltd., Sr. Scd. Notes(a)	7.25	6/15/2030	310,000	320,668
HUB International Ltd., Sr. Unscd. Notes(a)	5.63	12/1/2029	61,000	60,366
HUB International Ltd., Sr. Unscd. Notes(a)	7.38	1/31/2032	218,000	223,483
Jones Deslauriers Insurance Management, Inc., Sr. Scd. Notes(a)	8.50	3/15/2030	44,000	45,345
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(a)	6.88	10/1/2033	32,000	30,029
Liberty Mutual Group, Inc., Gtd. Bonds(a)	7.80	3/15/2037	16,000	17,896
Liberty Mutual Group, Inc., Gtd. Notes(a)	4.30	2/1/2061	20,000	12,751
Panther Escrow Issuer LLC, Sr. Scd. Notes(a)	7.13	6/1/2031	247,000	248,218
Ryan Specialty LLC, Sr. Scd. Notes(a)	4.38	2/1/2030	37,000	35,916
Ryan Specialty LLC, Sr. Scd. Notes(a)	5.88	8/1/2032	135,000	135,131
The Nassau Companies of New York, Sr. Unscd. Notes(a)	7.88	7/15/2030	59,000	55,057
USI, Inc., Sr. Unscd. Notes(a)	7.50	1/15/2032	72,000	74,106
Wilton RE Ltd., Sub. Notes(a),(d)	6.00	10/22/2030	93,000	90,624
				4,308,201
Internet Software & Services — 1.8%
Angi Group LLC, Gtd. Notes(a),(b)	3.88	8/15/2028	28,000	25,626
Arches Buyer, Inc., Sr. Scd. Notes(a)	4.25	6/1/2028	58,000	56,733
Arches Buyer, Inc., Sr. Unscd. Notes(a)	6.13	12/1/2028	35,000	34,022
Cars.com, Inc., Gtd. Notes(a)	6.38	11/1/2028	32,000	31,462
Cogent Communications Group LLC/Cogent Finance, Inc., Sr. Scd. Bonds(a),(b)	6.50	7/1/2032	20,000	18,568
Gen Digital, Inc., Gtd. Notes(a)	6.25	4/1/2033	99,000	96,479
Gen Digital, Inc., Gtd. Notes(a)	6.75	9/30/2027	131,000	131,647
Gen Digital, Inc., Gtd. Notes(a)	7.13	9/30/2030	53,000	53,787
26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Internet Software & Services — 1.8% (continued)
Getty Images, Inc., Gtd. Notes(a)	14.00	3/1/2028	31,000	28,819
Getty Images, Inc., Sr. Scd. Bonds(a)	11.25	2/21/2030	14,741	13,119
Getty Images, Inc., Sr. Scd. Notes(a)	10.50	11/15/2030	84,000	74,439
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	3.50	3/1/2029	90,000	84,165
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	5.25	12/1/2027	103,000	102,648
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	4.63	5/1/2028	82,000	75,584
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.00	5/1/2028	74,000	68,136
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.75	5/15/2028	93,000	86,966
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	8.75	5/1/2029	118,000	109,370
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.00	8/1/2029	96,000	88,578
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.50	5/30/2029	101,000	94,594
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	3.63	10/1/2031	107,000	96,401
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.13	8/1/2030	111,000	104,301
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.63	6/1/2028	72,000	71,083
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.00	12/15/2027	50,000	49,895
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.63	2/15/2029	56,000	56,172
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	6.13	9/15/2033	147,000	145,279
Newfold Digital Holdings Group, Inc., Scd. Notes(a)	11.75	4/30/2029	44,300	16,218
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes(a)	11.75	4/30/2029	29,750	23,031
Rakuten Group, Inc., Sr. Unscd. Notes(a)	9.75	4/15/2029	189,000	207,135
Rakuten Group, Inc., Sub. Bonds(a),(d)	6.25	4/22/2031	117,000	110,537
Rakuten Group, Inc., Sub. Bonds(a),(d)	8.13	12/15/2029	75,000	76,584
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	105,000	102,260
Snap, Inc., Gtd. Notes(a)	6.88	3/15/2034	42,000	40,669
Wayfair LLC, Sr. Scd. Notes(a)	6.75	11/15/2032	80,000	80,879
Wayfair LLC, Sr. Scd. Notes(a)	7.25	10/31/2029	96,000	98,324
Wayfair LLC, Sr. Scd. Notes(a)	7.75	9/15/2030	77,000	79,917
ZipRecruiter, Inc., Sr. Unscd. Notes(a)	5.00	1/15/2030	24,000	15,728
				2,649,155
Materials — 1.8%
Advanced Drainage Systems, Inc., Gtd. Notes(a)	5.38	3/1/2034	39,000	38,501
Advanced Drainage Systems, Inc., Gtd. Notes(a)	6.38	6/15/2030	117,000	118,728
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes(a)	8.63	6/15/2029	91,000	95,018
Ardagh Group SA, Sr. Scd. Notes(a)	9.50	12/1/2030	191,000	202,677
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	3.25	9/1/2028	74,000	70,773
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	6.25	1/30/2031	31,000	31,224
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(a)	4.00	9/1/2029	124,000	115,838
Ball Corp., Gtd. Notes	6.00	6/15/2029	67,000	68,159
Cascades, Inc./Cascades USA, Inc., Gtd. Notes(a)	5.38	1/15/2028	64,000	62,930
Cascades, Inc./Cascades USA, Inc., Sr. Unscd. Notes(a)	6.75	7/15/2030	44,000	44,429
Clearwater Paper Corp., Gtd. Notes(a)	4.75	8/15/2028	37,000	32,544
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(a)	8.75	4/15/2030	57,000	51,708
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.63	4/15/2029	61,000	60,020
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.75	4/15/2032	120,000	112,827
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.88	1/15/2030	44,000	43,117
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	23,000	22,369
Coronado Finance Pty Ltd., Sr. Scd. Notes(a)	9.25	10/1/2029	54,000	49,089
27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Materials — 1.8% (continued)
Crown Americas LLC, Gtd. Notes	5.88	6/1/2033	50,000	50,361
Graphic Packaging International LLC, Gtd. Notes(a)	4.75	7/15/2027	56,000	55,582
Iris Holdings, Inc., Sr. Unscd. Notes(a)	10.00	12/15/2028	28,000	23,806
Mauser Packaging Solutions Holding Co., Scd. Notes(a)	9.25	4/15/2030	151,000	143,835
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes(a)	7.88	4/15/2030	343,000	346,716
OI European Group BV, Gtd. Notes(a)	4.75	2/15/2030	24,000	22,258
Sealed Air Corp., Gtd. Notes(a)	6.88	7/15/2033	59,000	57,673
Silgan Holdings, Inc., Gtd. Notes	4.13	2/1/2028	38,000	37,345
SunCoke Energy, Inc., Sr. Scd. Notes(a)	4.88	6/30/2029	134,000	123,775
Sword Purchaser LLC, Sr. Scd. Notes(a)	8.25	4/15/2033	184,000	188,275
Sword Purchaser LLC, Sr. Unscd. Notes(a)	10.50	4/15/2034	52,000	52,899
TMS International Corp., Sr. Unscd. Notes(a)	6.25	4/15/2029	42,000	41,294
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Scd. Notes(a)	9.50	5/15/2030	94,000	82,445
Trident TPI Holdings, Inc., Gtd. Notes(a)	12.75	12/31/2028	75,000	75,245
TriMas Corp., Gtd. Notes(a)	4.13	4/15/2029	97,000	93,137
Trivium Packaging Finance BV, Scd. Bonds(a)	12.25	1/15/2031	69,000	75,239
Trivium Packaging Finance BV, Sr. Scd. Bonds(a)	8.25	7/15/2030	26,000	27,170
				2,717,006
Media — 7.8%
AMC Global Media, Inc., Gtd. Notes	4.25	2/15/2029	20,000	17,519
AMC Global Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2032	36,000	37,143
Beasley Mezzanine Holdings LLC, Scd. Notes(a),(e)	9.20	8/1/2028	20,000	7,434
Belo Corp., Gtd. Debs.	7.25	9/15/2027	37,000	37,933
Belo Corp., Gtd. Debs.	7.75	6/1/2027	35,000	35,867
Block Communications, Inc., Sr. Scd. Notes(a)	10.25	3/1/2031	55,000	50,931
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.38	6/1/2029	111,000	109,310
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	2/1/2031	203,000	184,246
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	4.25	1/15/2034	143,000	119,890
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	8/15/2030	186,000	173,515
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	195,000	171,458
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	6/1/2033	129,000	110,804
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	3/1/2030	205,000	194,354
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	2/1/2032	90,000	80,588
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	168,000	166,236
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	6.38	9/1/2029	111,000	111,289
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	7.00	2/1/2033	123,000	121,305
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.38	3/1/2031	78,000	78,800
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.38	2/1/2036	93,000	91,187
CSC Holdings LLC, Gtd. Notes(a)	3.38	2/15/2031	80,000	48,004
CSC Holdings LLC, Gtd. Notes(a)	4.13	12/1/2030	90,000	53,674
CSC Holdings LLC, Gtd. Notes(a)	4.50	11/15/2031	120,000	70,520
CSC Holdings LLC, Gtd. Notes(a)	5.38	2/1/2028	102,000	76,084
CSC Holdings LLC, Gtd. Notes(a)	6.50	2/1/2029	140,000	86,870
CSC Holdings LLC, Gtd. Notes(a)	11.25	5/15/2028	75,000	61,903
CSC Holdings LLC, Gtd. Notes(a)	11.75	1/31/2029	159,000	113,690
CSC Holdings LLC, Sr. Unscd. Notes(a)	4.63	12/1/2030	177,000	62,465
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.00	11/15/2031	55,000	19,428
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.75	1/15/2030	181,000	64,992
CSC Holdings LLC, Sr. Unscd. Notes(a)	7.50	4/1/2028	83,000	43,939
28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Media — 7.8% (continued)
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	128,000	130,215
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	231,000	235,426
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	5.88	8/15/2027	255,000	255,059
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	10.00	2/15/2031	422,000	439,012
Discovery Communications LLC, Gtd. Notes	3.63	5/15/2030	89,000	83,045
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	129,000	126,915
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	67,000	65,317
Discovery Communications LLC, Gtd. Notes	5.00	9/20/2037	64,000	48,746
Discovery Communications LLC, Gtd. Notes	5.30	5/15/2049	24,000	15,468
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	46,000	36,037
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	60,000	47,721
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	173,000	159,083
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	119,000	116,289
DISH DBS Corp., Sr. Scd. Notes(a)	5.75	12/1/2028	283,000	277,709
DISH Network Corp., Sr. Scd. Notes(a)	11.75	11/15/2027	352,000	363,097
Dotdash Meredith, Inc., Sr. Scd. Bonds(a)	7.63	6/15/2032	22,000	20,648
EchoStar Corp., Sr. Scd. Notes(c)	6.75	11/30/2030	172,000	174,614
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	372,131	403,589
Gray Media, Inc., Gtd. Notes(a)	4.75	10/15/2030	61,000	48,825
Gray Media, Inc., Gtd. Notes(a)	5.38	11/15/2031	111,000	86,894
Gray Media, Inc., Scd. Notes(a)	9.63	7/15/2032	102,000	103,739
Gray Media, Inc., Sr. Scd. Notes(a)	7.25	8/15/2033	53,000	54,005
Gray Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2029	76,000	80,674
iHeartCommunications, Inc., Scd. Notes(a)	10.88	5/1/2030	81,000	77,080
iHeartCommunications, Inc., Sr. Scd. Notes(a)	4.75	1/15/2028	39,000	37,377
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.00	1/15/2031	20,000	18,556
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.75	8/15/2030	78,880	75,882
iHeartCommunications, Inc., Sr. Scd. Notes(a)	9.13	5/1/2029	57,000	56,953
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	5.13	7/15/2029	86,000	55,606
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	6.75	10/15/2027	142,000	95,668
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	5.75	8/1/2028	79,000	78,382
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	7.38	9/1/2031	62,000	64,118
McGraw-Hill Education, Inc., Sr. Unscd. Notes(a)	8.00	8/1/2029	50,000	50,005
Midcontinent Communications, Sr. Unscd. Bonds(a)	8.00	8/15/2032	18,000	16,982
Nexstar Media, Inc., Gtd. Notes(a)	4.75	11/1/2028	101,000	99,499
Nexstar Media, Inc., Sr. Scd. Notes(a)	6.50	9/15/2033	244,000	245,915
Nexstar Media, Inc., Sr. Unscd. Notes(a)	7.25	4/15/2034	165,000	166,101
Paramount Global, Gtd. Debs.	5.25	4/1/2044	32,000	21,704
Paramount Global, Gtd. Debs.	5.50	5/15/2033	46,000	41,743
Paramount Global, Gtd. Debs.	5.85	9/1/2043	194,000	142,713
Paramount Global, Gtd. Debs.	7.88	7/30/2030	107,000	113,929
Paramount Global, Gtd. Notes	3.38	2/15/2028	64,000	62,091
Paramount Global, Gtd. Notes	3.70	6/1/2028	60,000	58,240
Paramount Global, Gtd. Notes	4.20	6/1/2029	64,000	61,671
Paramount Global, Gtd. Notes	4.20	5/19/2032	130,000	113,570
Paramount Global, Gtd. Notes	4.38	3/15/2043	225,000	143,506
Paramount Global, Gtd. Notes	4.60	1/15/2045	60,000	37,512
Paramount Global, Gtd. Notes	4.85	7/1/2042	50,000	33,768
Paramount Global, Gtd. Notes	4.90	8/15/2044	56,000	36,812
Paramount Global, Gtd. Notes	4.95	1/15/2031	160,000	151,028
29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Media — 7.8% (continued)
Paramount Global, Gtd. Notes	4.95	5/19/2050	152,000	95,604
Paramount Global, Gtd. Notes	5.90	10/15/2040	28,000	21,895
Paramount Global, Gtd. Notes(b)	6.88	4/30/2036	121,000	112,693
Scripps Escrow II, Inc., Sr. Scd. Notes(a)	3.88	1/15/2029	35,000	33,165
Scripps Escrow II, Inc., Sr. Unscd. Notes(a)	5.38	1/15/2031	48,000	37,216
Sinclair Television Group, Inc., Gtd. Notes(a)	5.50	3/1/2030	39,000	34,402
Sinclair Television Group, Inc., Scd. Notes(a)	9.75	2/15/2033	40,000	43,945
Sinclair Television Group, Inc., Sr. Scd. Bonds(a)	8.13	2/15/2033	151,000	156,342
Sinclair Television Group, Inc., Sr. Scd. Notes(a)	4.38	12/31/2032	86,000	66,730
Sirius XM Radio LLC, Gtd. Notes(a)	3.88	9/1/2031	86,000	77,949
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	184,000	178,743
Sirius XM Radio LLC, Gtd. Notes(a)	4.13	7/1/2030	122,000	113,680
Sirius XM Radio LLC, Gtd. Notes(a)	5.00	8/1/2027	94,000	93,770
Sirius XM Radio LLC, Gtd. Notes(a)	5.50	7/1/2029	94,000	93,301
Sirius XM Radio LLC, Gtd. Notes(a)	5.88	4/15/2032	132,000	129,861
Sunrise FinCo I BV, Sr. Scd. Notes(a)	4.88	7/15/2031	126,000	121,054
Telenet Finance Luxembourg Notes Sarl, Sr. Scd. Notes(a)	5.50	3/1/2028	200,000	197,805
The EW Scripps Company, Scd. Notes(a)	9.88	8/15/2030	91,000	91,277
Univision Communications, Inc., Sr. Scd. Notes(a)	4.50	5/1/2029	97,000	92,649
Univision Communications, Inc., Sr. Scd. Notes(a)	7.38	6/30/2030	127,000	126,897
Univision Communications, Inc., Sr. Scd. Notes(a)	8.50	7/31/2031	162,000	164,442
Univision Communications, Inc., Sr. Scd. Notes(a)	8.88	4/15/2033	155,000	156,015
Univision Communications, Inc., Sr. Scd. Notes(a)	9.38	8/1/2032	191,000	197,750
Urban One, Inc., Scd. Notes(a)	7.63	4/1/2031	21,000	8,654
Versant Media Group, Inc., Sr. Scd. Bonds(a)	7.25	1/30/2031	226,000	234,633
Virgin Media Finance PLC, Gtd. Notes(a)	5.00	7/15/2030	52,000	43,810
Virgin Media O2 Vendor Financing Notes VI DAC, Sr. Scd. Notes(a)	8.50	3/15/2033	52,000	46,710
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	4.50	8/15/2030	75,000	66,719
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	5.50	5/15/2029	162,000	156,496
VZ Secured Financing BV, Sr. Scd. Bonds(a)	5.00	1/15/2032	146,000	128,315
VZ Secured Financing BV, Sr. Scd. Notes(a)	7.50	1/15/2033	163,000	158,206
Ziggo Bond Co. BV, Gtd. Notes(a)	5.13	2/28/2030	61,000	53,509
Ziggo BV, Sr. Scd. Notes(a)	4.88	1/15/2030	139,000	130,597
				11,594,750
Metals & Mining — 1.4%
Algoma Steel, Inc., Scd. Notes(a)	9.13	4/15/2029	10,000	9,282
Arsenal AIC Parent LLC, Sr. Scd. Notes(a)	8.00	10/1/2030	91,000	95,334
Arsenal AIC Parent LLC, Unscd. Notes(a)	11.50	10/1/2031	22,000	23,798
Capstone Copper Corp., Gtd. Notes(a)	6.75	3/31/2033	75,000	76,314
Century Aluminum Co., Sr. Scd. Notes(a)	6.88	8/1/2032	30,000	31,078
Champion Iron Canada, Inc., Gtd. Notes(a)	7.88	7/15/2032	85,000	89,112
Cleveland-Cliffs, Inc., Gtd. Notes(a)	4.88	3/1/2031	14,000	12,890
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.75	4/15/2030	37,000	36,877
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.88	11/1/2029	44,000	44,824
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.00	3/15/2032	69,000	68,940
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.38	5/1/2033	44,000	44,420
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.50	9/15/2031	41,000	41,703
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.63	1/15/2034	60,000	60,593
Cleveland-Cliffs, Inc., Sr. Unscd. Notes	6.25	10/1/2040	21,000	17,000
Coeur Mining, Inc., Sr. Unscd. Notes(a)	6.88	4/1/2032	10,000	10,306
30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Metals & Mining — 1.4% (continued)
Compass Minerals International, Inc., Gtd. Notes(a)	8.00	7/1/2030	53,000	55,330
Constellium SE, Gtd. Notes(a)	3.75	4/15/2029	35,000	33,705
Constellium SE, Gtd. Notes(a)	6.38	8/15/2032	25,000	25,630
Fortescue Treasury Pty Ltd., Gtd. Notes(a)	4.38	4/1/2031	25,000	23,937
Infrabuild Australia Pty Ltd., Sr. Scd. Notes(a)	14.50	11/15/2028	81,000	86,531
JW Aluminum Continuous Cast Co., Sr. Scd. Notes(a)	10.25	4/1/2030	102,000	106,076
Kaiser Aluminum Corp., Gtd. Notes(a)	4.50	6/1/2031	77,000	73,731
Kaiser Aluminum Corp., Sr. Unscd. Notes(a)	5.88	3/1/2034	43,000	43,061
Mineral Resources Ltd., Sr. Unscd. Notes(a)	6.25	5/1/2034	64,000	63,211
Mineral Resources Ltd., Sr. Unscd. Notes(a)	7.00	4/1/2031	149,000	154,412
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.50	5/1/2030	84,000	86,589
Mineral Resources Ltd., Sr. Unscd. Notes(a)	9.25	10/1/2028	129,000	133,953
Novelis Corp., Gtd. Notes(a)	3.88	8/15/2031	64,000	58,129
Novelis Corp., Gtd. Notes(a)	4.75	1/30/2030	150,000	143,747
Novelis Corp., Gtd. Notes(a)	6.38	8/15/2033	44,000	44,176
Novelis Corp., Gtd. Notes(a)	6.88	1/30/2030	66,000	67,645
Panther Escrow Issuer LLC, Sr. Scd. Notes(a)	7.13	5/1/2032	65,000	64,469
Perenti Finance Pty Ltd., Gtd. Notes(a)	7.50	4/26/2029	24,000	24,734
PLS Group Ltd., Sr. Unscd. Notes(a)	6.88	5/1/2031	14,000	14,339
Taseko Mines Ltd., Sr. Scd. Notes(a)	8.25	5/1/2030	34,000	35,622
United States Steel Corp., Sr. Unscd. Notes	6.88	3/1/2029	13,000	13,011
				2,014,509
Real Estate — 4.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes(a)	7.00	4/15/2030	92,000	92,214
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.25	4/15/2030	53,000	50,568
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.75	1/15/2029	77,000	75,449
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Scd. Notes(a)	9.75	4/15/2030	64,000	68,373
Apollo Commercial Real Estate Finance, Inc., Sr. Scd. Notes(a)	4.63	6/15/2029	45,000	44,991
Arbor Realty SR, Inc., Gtd. Notes(a),(b)	8.50	12/15/2028	48,000	47,557
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	5.00	12/30/2028	78,000	73,777
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	8.50	10/15/2027	87,000	86,389
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	7.75	12/1/2029	49,000	51,999
Brandywine Operating Partnership LP, Gtd. Notes(b)	4.55	10/1/2029	39,000	36,273
Brandywine Operating Partnership LP, Gtd. Notes	6.13	1/15/2031	29,000	26,984
Brandywine Operating Partnership LP, Gtd. Notes	8.30	3/15/2028	44,000	45,752
Brandywine Operating Partnership LP, Gtd. Notes	8.88	4/12/2029	86,000	90,065
CoreLogic, Inc., Sr. Scd. Notes(a)	4.50	5/1/2028	28,000	27,230
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	6.75	5/15/2028	90,000	89,996
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	8.88	9/1/2031	69,000	72,614
Diversified Healthcare Trust, Gtd. Notes	4.38	3/1/2031	37,000	33,273
Diversified Healthcare Trust, Sr. Scd. Notes(a)	7.25	10/15/2030	47,000	48,033
Diversified Healthcare Trust, Sr. Unscd. Notes(b)	4.75	2/15/2028	44,000	42,753
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non- MTM, Gtd. Notes(a)	7.38	9/30/2030	88,000	87,422
Five Point Operating Co. LP, Gtd. Notes(a)	8.00	10/1/2030	87,000	89,203
Greystar Real Estate Partners LLC, Sr. Scd. Notes(a)	7.75	9/1/2030	49,000	51,071
Hudson Pacific Properties LP, Gtd. Notes(b)	3.25	1/15/2030	30,000	25,618
Hudson Pacific Properties LP, Gtd. Notes	3.95	11/1/2027	41,000	39,642
Hudson Pacific Properties LP, Gtd. Notes(b)	4.65	4/1/2029	38,000	34,030
Hudson Pacific Properties LP, Gtd. Notes	5.95	2/15/2028	35,000	34,158
31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Real Estate — 4.0% (continued)
Hunt Cos., Inc., Sr. Scd. Notes(a)	5.25	4/15/2029	70,000	67,848
Iron Mountain Information Management Services, Inc., Gtd. Notes(a)	5.00	7/15/2032	159,000	153,511
Iron Mountain, Inc., Gtd. Notes(a)	4.50	2/15/2031	209,000	200,795
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2027	104,000	103,795
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2029	108,000	106,438
Iron Mountain, Inc., Gtd. Notes(a)	5.00	7/15/2028	56,000	55,726
Iron Mountain, Inc., Gtd. Notes(a)	5.25	3/15/2028	86,000	85,840
Iron Mountain, Inc., Gtd. Notes(a)	5.25	7/15/2030	255,000	253,038
Iron Mountain, Inc., Gtd. Notes(a)	5.63	7/15/2032	112,000	111,197
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	237,000	240,077
Iron Mountain, Inc., Gtd. Notes(a)	7.00	2/15/2029	119,000	121,621
Kennedy-Wilson, Inc., Gtd. Notes	4.75	3/1/2029	66,000	65,404
Kennedy-Wilson, Inc., Gtd. Notes	4.75	2/1/2030	67,000	66,248
Kennedy-Wilson, Inc., Gtd. Notes(b)	5.00	3/1/2031	60,000	59,770
Millrose Properties, Inc., Gtd. Notes(a)	6.25	9/15/2032	75,000	75,352
Millrose Properties, Inc., Gtd. Notes(a)	6.38	8/1/2030	124,000	125,602
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.50	3/15/2031	151,000	108,485
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.63	8/1/2029	68,000	56,341
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.00	10/15/2027	115,000	112,116
MPT Operating Partnership LP/MPT Finance Corp., Sr. Scd. Notes(a)	8.50	2/15/2032	155,000	161,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(a)	7.00	2/1/2030	75,000	76,631
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	4.88	5/15/2029	83,000	80,685
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	5.88	10/1/2028	73,000	72,833
Pebblebrook Hotel LP/PEB Finance Corp., Gtd. Notes(a)	6.38	10/15/2029	44,000	44,695
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.50	2/15/2029	69,000	67,729
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.75	3/15/2034	69,000	68,624
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	4/1/2032	62,000	63,644
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	6/15/2033	26,000	26,779
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	7.25	7/15/2028	60,000	61,362
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	4/1/2029	89,000	89,398
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	7/15/2030	58,000	58,040
RLJ Lodging Trust LP, Sr. Scd. Notes(a)	4.00	9/15/2029	55,000	52,010
SBA Communications Corp., Sr. Unscd. Notes(b)	3.13	2/1/2029	100,000	96,268
Service Properties Trust, Gtd. Notes	8.88	6/15/2032	42,000	43,084
Service Properties Trust, Sr. Scd. Notes(a),(f)	0.00	9/30/2027	55,000	50,567
Service Properties Trust, Sr. Scd. Notes(a)	8.63	11/15/2031	114,000	119,952
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	33,000	32,007
Service Properties Trust, Sr. Unscd. Notes	4.38	2/15/2030	47,000	42,322
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	32,000	29,981
Starwood Property Trust, Inc., Gtd. Notes(a)	5.25	10/15/2028	46,000	45,861
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2031	75,000	74,989
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.00	4/15/2030	45,000	45,464
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	7/1/2030	58,000	59,397
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	10/15/2030	57,000	58,618
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	7.25	4/1/2029	71,000	73,577
The Howard Hughes Corp., Gtd. Notes(a)	4.13	2/1/2029	143,000	137,834
The Howard Hughes Corp., Gtd. Notes(a)	4.38	2/1/2031	146,000	136,847
The Howard Hughes Corp., Sr. Unscd. Notes(a)	5.88	3/1/2032	55,000	53,896
32

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Real Estate — 4.0% (continued)
The Howard Hughes Corp., Sr. Unscd. Notes(a)	6.13	3/1/2034	60,000	58,793
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(a)	6.00	1/15/2030	54,000	52,193
XHR LP, Gtd. Notes(a)	6.63	5/15/2030	25,000	25,603
XHR LP, Sr. Scd. Notes(a)	4.88	6/1/2029	38,000	37,299
				5,832,620
Retailing — 4.0%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.00	10/15/2030	209,000	198,762
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.38	1/15/2028	81,000	80,019
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.88	1/15/2028	104,000	102,090
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	6.13	6/15/2029	82,000	83,435
Academy Ltd., Sr. Scd. Notes(a)	6.00	11/15/2027	39,000	38,983
Advance Auto Parts, Inc., Gtd. Notes(b)	3.90	4/15/2030	32,000	29,960
Advance Auto Parts, Inc., Gtd. Notes(a)	7.00	8/1/2030	74,000	76,345
Advance Auto Parts, Inc., Gtd. Notes(a)	7.38	8/1/2033	65,000	66,906
Arko Corp., Gtd. Notes(a)	5.13	11/15/2029	32,000	28,843
Asbury Automotive Group, Inc., Gtd. Notes	4.50	3/1/2028	30,000	29,668
Asbury Automotive Group, Inc., Gtd. Notes(a)	4.63	11/15/2029	58,000	56,470
Bath & Body Works, Inc., Gtd. Notes	5.25	2/1/2028	42,000	42,075
Bath & Body Works, Inc., Gtd. Notes(a)	6.63	10/1/2030	84,000	85,002
Bath & Body Works, Inc., Gtd. Notes	6.75	7/1/2036	35,000	34,041
Bath & Body Works, Inc., Gtd. Notes	6.88	11/1/2035	50,000	49,351
Bath & Body Works, Inc., Gtd. Notes	7.50	6/15/2029	46,000	46,709
Bath & Body Works, Inc., Sr. Unscd. Debs.	6.95	3/1/2033	26,000	25,298
Bath & Body Works, Inc., Sr. Unscd. Notes	7.60	7/15/2037	16,000	15,606
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., Sr. Scd. Notes(a)	9.50	7/1/2032	26,000	22,453
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, Gtd. Notes(a)	5.13	4/15/2029	8,000	7,217
Brinker International, Inc., Gtd. Notes(a)	8.25	7/15/2030	49,000	51,271
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2030	278,550	289,770
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2031	150,672	166,639
EG Global Finance PLC, Sr. Scd. Notes(a)	12.00	11/30/2028	108,000	115,229
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	9.25	1/15/2031	28,000	29,367
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(a)	6.75	1/15/2030	89,000	86,163
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(a),(b)	4.63	1/15/2029	95,000	92,472
FirstCash, Inc., Gtd. Notes(a)	6.88	3/1/2032	58,000	59,430
Gee Automotive Holdings LLC, Gtd. Notes(a)	7.25	3/1/2031	41,000	41,546
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.38	1/15/2029	45,000	42,760
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.75	1/15/2032	28,000	25,378
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	11.50	8/15/2029	48,000	48,747
Group 1 Automotive, Inc., Gtd. Notes(a)	6.38	1/15/2030	46,000	46,710
Ken Garff Automotive LLC, Sr. Unscd. Notes(a)	4.88	9/15/2028	46,000	45,503
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes(a)	4.75	6/1/2027	142,000	141,776
Kohl’s Corp., Sr. Scd. Notes(a)	10.00	6/1/2030	67,000	72,386
Kohl’s Corp., Sr. Unscd. Notes	5.13	5/1/2031	21,000	17,170
Kohl’s Corp., Sr. Unscd. Notes	5.55	7/17/2045	28,000	16,917
LBM Acquisition LLC, Gtd. Notes(a)	6.25	1/15/2029	57,000	39,488
LBM Acquisition LLC, Sr. Scd. Notes(a)	9.50	6/15/2031	119,000	104,395
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	4.88	5/1/2029	45,000	44,071
Lithia Motors, Inc., Gtd. Notes(a)	5.50	10/1/2030	25,000	24,874
33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Retailing — 4.0% (continued)
Lithia Motors, Inc., Sr. Unscd. Notes(a)	3.88	6/1/2029	57,000	54,590
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.70	7/15/2034	42,000	39,964
Murphy Oil USA, Inc., Gtd. Notes	5.63	5/1/2027	17,000	17,003
Nordstrom, Inc., Sr. Scd. Notes	5.00	1/15/2044	30,000	21,014
Nordstrom, Inc., Sr. Scd. Notes	6.95	3/15/2028	30,000	30,604
Papa John’s International, Inc., Gtd. Notes(a)	3.88	9/15/2029	26,000	24,983
Park River Holdings, Inc., Scd. Notes(a)	8.75	12/31/2030	38,588	36,624
Park River Holdings, Inc., Sr. Scd. Notes(a)	8.00	3/15/2031	104,000	104,647
Penske Automotive Group, Inc., Gtd. Notes	3.75	6/15/2029	53,000	50,822
Petco Health & Wellness Co., Inc., Sr. Scd. Notes(a)	8.25	2/1/2031	22,000	22,227
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(a)	10.00	9/15/2033	89,000	89,840
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(a)	7.50	9/15/2032	219,000	221,708
QXO Building Products, Inc., Sr. Scd. Bonds(a)	6.75	4/30/2032	266,000	271,355
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.75	4/1/2032	36,000	37,094
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(a)	7.75	10/15/2029	53,000	46,776
Staples, Inc., Scd. Notes(a)	12.75	1/15/2030	94,000	70,679
Staples, Inc., Sr. Scd. Notes(a)	10.75	9/1/2029	300,000	287,210
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	5.00	6/1/2031	58,000	55,793
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes(a)	4.50	3/15/2029	93,000	90,325
The Gap, Inc., Gtd. Notes(a)	3.63	10/1/2029	114,000	107,592
The Gap, Inc., Gtd. Notes(a)	3.88	10/1/2031	97,000	88,682
The Men’s Wearhouse LLC, Sr. Scd. Notes(a)	9.00	2/1/2031	78,000	82,467
The Michaels Companies, Inc., Scd. Notes(a)	11.00	3/15/2034	70,000	67,573
The Michaels Companies, Inc., Sr. Scd. Notes(a)	8.50	3/15/2033	240,000	237,020
Victoria’s Secret & Co., Gtd. Notes(a)	4.63	7/15/2029	54,000	52,043
Victra Holdings LLC/Victra Finance Corp., Sr. Scd. Notes(a)	8.75	9/15/2029	68,000	71,058
White Cap Supply Holdings LLC, Gtd. Notes(a)	7.38	11/15/2030	76,000	76,842
Yum! Brands, Inc., Sr. Unscd. Notes	3.63	3/15/2031	235,000	218,879
Yum! Brands, Inc., Sr. Unscd. Notes	4.63	1/31/2032	252,000	242,538
Yum! Brands, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2030	167,000	165,298
Yum! Brands, Inc., Sr. Unscd. Notes	5.38	4/1/2032	200,000	200,083
Yum! Brands, Inc., Sr. Unscd. Notes	6.88	11/15/2037	32,000	35,230
				5,939,858
Semiconductors & Semiconductor Equipment — .3%
ams-OSRAM AG, Sr. Unscd. Notes(a)	12.25	3/30/2029	70,000	74,715
Entegris, Inc., Gtd. Notes(a)	3.63	5/1/2029	38,000	36,356
Entegris, Inc., Gtd. Notes(a)	4.38	4/15/2028	45,000	44,391
Entegris, Inc., Gtd. Notes(a)	5.95	6/15/2030	69,000	69,876
Kioxia Holdings Corp., Gtd. Notes(a)	6.25	7/24/2030	50,000	51,517
Kioxia Holdings Corp., Gtd. Notes(a)	6.63	7/24/2033	50,000	52,238
ON Semiconductor Corp., Gtd. Notes(a)	3.88	9/1/2028	43,000	41,855
Synaptics, Inc., Gtd. Notes(a)	4.00	6/15/2029	17,000	16,213
				387,161
Technology Hardware & Equipment — 1.3%
Ahead DB Holdings LLC, Gtd. Notes(a)	6.63	5/1/2028	41,000	40,747
Amentum Holdings, Inc., Gtd. Notes(a)	7.25	8/1/2032	84,000	86,961
CACI International, Inc., Gtd. Notes(a)	6.38	6/15/2033	319,000	326,382
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., Sr. Scd. Notes(a)	6.00	11/1/2029	27,000	19,327
34

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Technology Hardware & Equipment — 1.3% (continued)
Crane NXT Co., Sr. Unscd. Notes	4.20	3/15/2048	58,000	37,876
Diebold Nixdorf, Inc., Sr. Scd. Notes(a)	7.75	3/31/2030	111,000	116,747
Everforth, Inc., Gtd. Notes(a)	4.63	5/15/2028	134,000	125,160
Fortress Intermediate 3, Inc., Sr. Scd. Notes(a)	7.50	6/1/2031	62,000	62,767
Insight Enterprises, Inc., Gtd. Notes(a)	6.63	5/15/2032	50,000	49,569
KBR, Inc., Gtd. Notes(a)	4.75	9/30/2028	97,000	95,439
McAfee Corp., Sr. Unscd. Notes(a)	7.38	2/15/2030	126,000	102,051
NCR Atleos Corp., Sr. Scd. Notes(a)	9.50	4/1/2029	165,000	175,554
NCR Voyix Corp., Gtd. Notes(a)	5.00	10/1/2028	55,000	53,864
NCR Voyix Corp., Gtd. Notes(a)	5.13	4/15/2029	36,000	34,979
Pitney Bowes, Inc., Gtd. Notes(a)	7.25	3/15/2029	96,000	96,476
Science Applications International Corp., Gtd. Notes(a)	4.88	4/1/2028	77,000	76,254
Science Applications International Corp., Gtd. Notes(a)	5.88	11/1/2033	100,000	98,608
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.25	12/15/2029	75,000	78,373
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.50	7/15/2031	66,000	69,156
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	9.63	12/1/2032	127,000	141,542
Unisys Corp., Sr. Scd. Notes(a),(b)	10.63	1/15/2031	50,000	43,381
Virtusa Corp., Sr. Unscd. Notes(a)	7.13	12/15/2028	43,000	35,371
				1,966,584
Telecommunication Services — 5.9%
Altice Financing SA, Sr. Scd. Bonds(a)	5.75	8/15/2029	242,000	178,048
Altice Financing SA, Sr. Scd. Notes(a)	5.00	1/15/2028	141,000	104,419
Altice Financing SA, Sr. Scd. Notes(a)	9.63	7/15/2027	44,000	34,099
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(a)	10.00	1/15/2033	108,058	106,706
Altice France SA, Sr. Scd. Notes(a)	6.50	10/15/2031	43,227	42,465
Altice France SA, Sr. Scd. Notes(a)	6.50	4/15/2032	218,526	215,025
Altice France SA, Sr. Scd. Notes(a)	6.88	10/15/2030	100,470	98,712
Altice France SA, Sr. Scd. Notes(a)	6.88	7/15/2032	175,073	172,188
Altice France SA, Sr. Scd. Notes(a)	9.50	11/1/2029	148,818	151,920
APLD ComputeCo 2 LLC, Sr. Scd. Notes(a)	6.75	3/15/2031	232,000	229,990
APLD ComputeCo LLC, Sr. Scd. Notes(a)	9.25	12/15/2030	289,000	310,441
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	6.88	9/15/2055	105,000	107,671
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	7.00	9/15/2055	75,000	77,848
Black Pearl Compute LLC, Sr. Scd. Notes(a)	6.13	2/15/2031	190,000	192,853
Cipher Compute LLC, Sr. Scd. Notes(a)	7.13	11/15/2030	116,000	120,294
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes(a)	9.00	9/15/2029	151,000	159,422
Connect Holding II LLC, Sr. Scd. Notes(a)	10.50	4/3/2031	261,000	265,852
Core Scientific Finance I LLC, Sr. Scd. Notes(a)	7.75	5/15/2031	282,000	281,608
Edged Compute LLC, Sr. Scd. Notes(a)	7.50	4/30/2031	129,000	126,587
Embarq LLC, Sr. Unscd. Notes	8.00	6/1/2036	143,000	39,577
Fibercop SpA, Sr. Scd. Notes(a)	7.20	7/18/2036	15,000	15,014
Fibercop SpA, Sr. Scd. Notes(a)	7.72	6/4/2038	19,000	19,014
Flash Compute LLC, Sr. Scd. Notes(a)	7.25	12/31/2030	185,000	188,712
GCI LLC, Gtd. Notes(a)	4.75	10/15/2028	65,000	63,588
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	22,399	17,183
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	50,000	12,653
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	10/15/2028	163,000	164,199
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	4/15/2032	103,000	104,605
Iliad Holding SAS, Sr. Scd. Notes(a)	8.50	4/15/2031	117,000	124,042
Level 3 Financing, Inc., Gtd. Notes(a)	3.63	1/15/2029	35,000	33,299
35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Telecommunication Services — 5.9% (continued)
Level 3 Financing, Inc., Gtd. Notes(a)	3.75	7/15/2029	55,000	51,917
Level 3 Financing, Inc., Gtd. Notes(a)	4.25	7/1/2028	24,000	23,345
Level 3 Financing, Inc., Gtd. Notes(a)	8.50	1/15/2036	206,000	220,960
Level 3 Financing, Inc., Sr. Scd. Bonds(a)	6.88	6/30/2033	179,617	185,503
Level 3 Financing, Inc., Sr. Scd. Notes(a)	7.00	3/31/2034	258,796	269,052
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	31,000	29,589
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	5.38	6/15/2029	21,000	20,301
Lumen Technologies, Inc., Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	20,000	18,649
Meridian Arc Holdco LLC, Sr. Scd. Notes(a)	6.25	4/30/2031	595,000	595,544
Rogers Communications, Inc., Jr. Sub. Notes	6.88	7/31/2056	77,000	78,108
Rogers Communications, Inc., Sub. Notes	7.00	4/15/2055	242,000	247,022
Rogers Communications, Inc., Sub. Notes	7.13	4/15/2055	99,000	102,215
SV RNO Property Owner 1 LLC, Sr. Scd. Notes(a)	5.88	3/1/2031	407,000	400,438
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	9,000	10,224
Telesat Canada/Telesat LLC, Gtd. Notes(a)	6.50	10/15/2027	22,000	13,527
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	4.88	6/1/2027	20,000	16,258
TELUS Corp., Jr. Sub. Notes	6.38	6/9/2056	171,000	170,967
TELUS Corp., Jr. Sub. Notes	6.63	10/15/2055	148,000	149,820
TELUS Corp., Jr. Sub. Notes	6.63	6/9/2056	128,000	127,193
TELUS Corp., Jr. Sub. Notes(b)	7.00	10/15/2055	144,000	149,044
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	6.50	2/15/2029	128,000	125,690
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	8.63	6/15/2032	123,000	128,832
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	4.75	4/15/2028	42,000	41,859
Uniti Services LLC, Sr. Scd. Notes(a)	7.50	10/15/2033	104,000	109,575
Viasat, Inc., Sr. Unscd. Notes(a)	6.50	7/15/2028	46,000	45,838
Viasat, Inc., Sr. Unscd. Notes(a)	7.50	5/30/2031	87,000	87,190
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.25	1/31/2031	115,000	99,217
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.75	7/15/2031	146,000	126,316
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	6.75	1/15/2033	106,000	97,125
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	7.75	4/15/2032	92,000	89,563
Vodafone Group PLC, Jr. Sub. Notes	5.13	6/4/2081	64,000	50,505
Vodafone Group PLC, Jr. Sub. Notes	7.00	4/4/2079	359,000	373,868
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(a)	8.25	10/1/2031	194,000	205,249
WULF Compute LLC, Sr. Scd. Notes(a)	7.75	10/15/2030	264,000	277,369
Zegona Finance PLC, Sr. Scd. Notes(a)	8.63	7/15/2029	187,000	196,014
				8,691,920
Transportation — .5%
Beacon Mobility Corp., Sr. Scd. Notes(a)	7.25	8/1/2030	61,000	63,580
Brightline East LLC, Sr. Scd. Notes(a)	11.00	1/31/2030	80,492	7,567
Carriage Purchaser, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2029	36,000	35,100
Danaos Corp., Gtd. Notes(a)	6.88	10/15/2032	58,000	59,628
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes(a)	4.00	7/31/2029	75,000	71,711
Genesee & Wyoming, Inc., Sr. Scd. Notes(a)	6.25	4/15/2032	68,000	69,587
Rand Parent LLC, Sr. Scd. Notes(a)	8.50	2/15/2030	35,000	36,361
RXO, Inc., Gtd. Notes(a)	6.38	5/15/2031	43,000	42,720
Seaspan Corp., Sr. Unscd. Notes(a)	5.50	8/1/2029	141,000	135,360
Star Leasing Co. LLC, Scd. Notes(a)	7.63	2/15/2030	65,000	62,808
Watco Cos. LLC/Watco Finance Corp., Sr. Unscd. Notes(a)	7.13	8/1/2032	49,000	50,880
36

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Transportation — .5% (continued)
XPO, Inc., Gtd. Notes(a)	7.13	6/1/2031	47,000	48,659
XPO, Inc., Gtd. Notes(a)	7.13	2/1/2032	65,000	67,840
				751,801
Utilities — 2.9%
Alpha Generation LLC, Sr. Unscd. Notes(a)	6.75	10/15/2032	64,000	65,488
AltaGas Ltd., Jr. Sub. Notes(a)	7.20	10/15/2054	46,000	47,799
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.38	6/1/2028	47,000	48,157
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.50	6/1/2030	89,000	94,865
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(a)	6.38	2/15/2032	121,000	120,385
Clearway Energy Operating LLC, Gtd. Notes(a)	4.75	3/15/2028	95,000	94,360
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(a)	6.75	2/28/2030	73,000	74,347
Edison International, Jr. Sub. Notes(b)	7.88	6/15/2054	117,000	120,577
Edison International, Jr. Sub. Notes	8.13	6/15/2053	120,000	123,060
Emera US Finance LLC, Gtd. Notes, Ser. A	6.65	10/1/2056	38,000	38,108
Emera US Finance LLC, Gtd. Notes, Ser. B	6.85	10/1/2056	41,000	41,156
EUSHI Finance, Inc., Gtd. Notes	6.25	4/1/2056	83,000	82,202
EUSHI Finance, Inc., Gtd. Notes	7.63	12/15/2054	52,000	53,778
Leeward Renewable Energy Operations LLC, Gtd. Notes(a)	4.25	7/1/2029	117,000	111,833
Long Ridge Energy LLC, Sr. Scd. Bonds(a)	8.75	2/15/2032	60,000	64,104
NRG Energy, Inc., Gtd. Notes(a)	3.38	2/15/2029	64,000	61,113
NRG Energy, Inc., Gtd. Notes(a)	3.63	2/15/2031	108,000	100,315
NRG Energy, Inc., Gtd. Notes(a)	3.88	2/15/2032	44,000	40,653
NRG Energy, Inc., Gtd. Notes(a)	5.25	6/15/2029	75,000	74,714
NRG Energy, Inc., Gtd. Notes(a)	5.88	5/15/2034	104,000	103,663
NRG Energy, Inc., Gtd. Notes(a)	6.00	2/1/2033	94,000	94,739
NRG Energy, Inc., Gtd. Notes(a)	6.13	5/15/2036	62,000	61,800
NRG Energy, Inc., Gtd. Notes(a)	6.25	11/1/2034	95,000	96,133
NRG Energy, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2034	139,000	137,971
NRG Energy, Inc., Sr. Unscd. Notes(a)	6.00	1/15/2036	212,000	210,537
PacifiCorp, Jr. Sub. Notes	7.13	8/15/2056	112,000	112,287
PacifiCorp, Jr. Sub. Notes	7.38	9/15/2055	172,000	174,281
Pattern Energy Operations LP/Pattern Energy Operations, Inc., Gtd. Notes(a)	4.50	8/15/2028	104,000	102,327
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	106,000	105,867
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055	163,000	167,472
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	107,000	106,417
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	108,000	106,873
Puget Energy, Inc., Jr. Sub. Notes(a)	7.00	9/15/2056	46,000	46,086
Puget Energy, Inc., Jr. Sub. Notes(a)	7.25	9/15/2056	46,000	46,105
South Jersey Industries, Inc., Jr. Sub. Notes	5.02	4/15/2031	109,000	95,034
Talen Energy Supply LLC, Gtd. Notes(a)	6.25	2/1/2034	105,000	104,159
Talen Energy Supply LLC, Gtd. Notes(a)	6.50	2/1/2036	97,000	97,409
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055	91,000	88,828
The AES Corp., Jr. Sub. Notes	7.60	1/15/2055	134,000	136,546
TXNM Energy, Inc., Jr. Sub. Notes(a)	7.00	7/31/2056	90,000	89,816
VoltaGrid LLC, Scd. Notes(a)	7.38	11/1/2030	242,000	251,237
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	7.75	4/15/2034	55,000	57,635
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.38	1/15/2031	68,000	72,620
37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.8% (continued)
Utilities — 2.9% (continued)
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.63	3/15/2033	119,000	127,543
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(a)	7.25	1/15/2029	35,000	36,402
				4,286,801
Total Corporate Bonds and Notes (cost $145,608,873)				144,536,078

	1-Day Yield (%)	Shares
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $1,384,791)	3.61	1,384,791	1,384,791
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $1,630,011)	3.61	1,630,011	1,630,011
Total Investments (cost $148,623,675)		99.8%	147,550,880
Cash and Receivables (Net)		.2%	256,941
Net Assets		100.0%	147,807,821

REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $119,597,417 or 80.9% of net assets.

(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $3,081,882 and the value of the collateral was
$3,202,355, consisting of cash collateral of $1,630,011 and U.S. Government & Agency securities valued at $1,572,344.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Payment-in-kind security and interest may be paid in additional par.
(d)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2026 was $7,434, which represented .0% of net assets.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .9%	1,414,992	37,330,238	(37,360,439)	1,384,791	44,838
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.1%	5,146,733	15,163,785	(18,680,507)	1,630,011	35,184††
Total - 2.0%	6,561,725	52,494,023	(56,040,946)	3,014,802	80,022

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

38

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	22	6/30/2026	2,373,912	2,372,391	(1,521)
10 Year U.S. Treasury Note	17	6/18/2026	1,894,804	1,880,093	(14,711)
U.S. Treasury Long-Term Bond	1	6/18/2026	118,502	112,844	(5,658)
Ultra 10 Year U.S. Treasury Note	4	6/18/2026	454,251	451,438	(2,813)
Futures Short
2 Year U.S. Treasury Note	15	6/30/2026	3,108,230	3,106,875	1,355
Gross Unrealized Appreciation					1,355
Gross Unrealized Depreciation					(24,703)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index, Series 46, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	4,800,000	370,071	221,345	148,726
Gross Unrealized Appreciation					148,726

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.
39

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,081,882)—Note 2(b):
Unaffiliated issuers	145,608,873	144,536,078
Affiliated issuers	3,014,802	3,014,802
Cash		42,085
Cash collateral held by broker—Note 4		398,171
Receivable for investment securities sold		4,821,915
Dividends, interest and securities lending income receivable		2,412,447
Receivable for swap variation margin—Note 4		75,653
Receivable for futures variation margin—Note 4		503
		155,301,654
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		27,351
Payable for investment securities purchased		5,836,471
Liability for securities on loan—Note 2(b)		1,630,011
		7,493,833
Net Assets ($)		147,807,821
Composition of Net Assets ($):
Paid-in capital		149,130,288
Total distributable earnings (loss)		(1,322,467)
Net Assets ($)		147,807,821
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		3,100,000
Net Asset Value Per Share ($)		47.68
Market Price Per Share ($)		47.80
See notes to financial statements.
40

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	11,137,346
Dividends:
Affiliated issuers	44,838
Affiliated income net of rebates from securities lending—Note 2(b)	35,184
Total Income	11,217,368
Expenses:
Management fee—Note 3(a)	351,224
Total Expenses	351,224
Net Investment Income	10,866,144
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,402,317)
Net realized gain (loss) on in-kind redemptions	3,440,178
Net realized gain (loss) on futures	(43,735)
Net realized gain (loss) on swap agreements	(49,936)
Net Realized Gain (Loss)	1,944,190
Net change in unrealized appreciation (depreciation) on investments	(5,622,862)
Net change in unrealized appreciation (depreciation) on futures	(41,232)
Net change in unrealized appreciation (depreciation) on swap agreements	137,432
Net Change in Unrealized Appreciation (Depreciation)	(5,526,662)
Net Realized and Unrealized Gain (Loss) on Investments	(3,582,472)
Net Increase in Net Assets Resulting from Operations	7,283,672
See notes to financial statements.
41

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	10,866,144	24,574,497
Net realized gain (loss) on investments	1,944,190	(2,765,329)
Net change in unrealized appreciation (depreciation) on investments	(5,526,662)	1,449,073
Net Increase (Decrease) in Net Assets Resulting from Operations	7,283,672	23,258,241
Distributions ($):
Distributions to shareholders	(12,945,675)	(24,735,952)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	16,759,358	233,191,911
Cost of shares redeemed	(267,681,933)	(169,423,473)
Transaction fees—Note 5	5,144	6,793
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(250,917,431)	63,775,231
Total Increase (Decrease) in Net Assets	(256,579,434)	62,297,520
Net Assets ($):
Beginning of Period	404,387,255	342,089,735
End of Period	147,807,821	404,387,255
Capital Share Transactions (Shares):
Shares sold	350,000	4,900,000
Shares redeemed	(5,600,000)	(3,650,000)
Net Increase (Decrease) in Shares Outstanding	(5,250,000)	1,250,000
See notes to financial statements.
42

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	48.43	48.18	44.59	45.83	56.23	54.06
Investment Operations:
Net investment income(a)	1.63	3.45	3.56	3.53	2.76	2.80
Net realized and unrealized gain (loss) on investments	(.53 )	.31 (b)	3.46	(.67 )	(9.25)	2.66
Total from Investment Operations	1.10	3.76	7.02	2.86	(6.49)	5.46
Distributions:
Dividends from net investment income	(1.85)	(3.51)	(3.43)	(4.10)	(2.93)	(2.87)
Dividends from net realized gain on investments	-	-	-	-	(.98 )	(.42 )
Total Distributions	(1.85)	(3.51)	(3.43)	(4.10)	(3.91)	(3.29)
Transaction fees(a)	.00 (c)	.00 (c)	.00 (c)	-	-	-
Net asset value, end of period	47.68	48.43	48.18	44.59	45.83	56.23
Market value, end of period	47.80	48.46	48.15	44.61	45.76	56.24
Total Return (%)	2.32 (d)	8.15	16.19	6.30	(12.09)	10.27
Market Price Total Return (%)	2.51 (d)	8.27	16.07	6.53	(12.26)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(e)	.22 (f)	.22	.22	.22	.22	.22
Ratio of net investment income to average net assets(e)	6.81 (f)	7.19	7.53	7.60	5.51	4.98
Portfolio Turnover Rate(g)	37.49 (d)	76.63	96.25	39.89	35.81	61.03
Net Assets, end of period ($ x 1,000)	147,808	404,387	342,090	53,512	50,416	47,793

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
43

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon High Yield ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
44

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported NAVs each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	144,536,078	—	144,536,078
Investment Companies	3,014,802	—	—	3,014,802
	3,014,802	144,536,078	—	147,550,880
Other Financial Instruments:
Futures††	1,355	—	—	1,355
Swap Agreements††	—	148,726	—	148,726
	1,355	148,726	—	150,081
45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(24,703)	—	—	(24,703)
	(24,703)	—	—	(24,703)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $4,770 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,081,882
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,081,882)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in
46

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or
47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On April 30, 2026, the Board declared a cash dividend of $.28 per share from undistributed net investment income, payable on May 6, 2026 to shareholders of record as of the close of business on May 1, 2026, with an ex-dividend date of May 1, 2026.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,574,126 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. These long-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $24,735,952. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .22% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.
48

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .11% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $27,351.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended April 30, 2026, amounted to $118,231,319 and $124,436,990, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net
49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,355 (1)	Interest Rate Risk	(24,703)(1)
Credit Risk	148,726 (2)	Credit Risk	-
Gross fair value of derivative contracts	150,081		(24,703)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, is reported in the Statement of Assets and Liabilities.

50

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Swap Agreements(2)	Total
Interest Rate	(43,735)	-	(43,735)
Credit	-	(49,936)	(49,936)
Total	(43,735)	(49,936)	(93,671)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Swap Agreements(4)	Total
Interest Rate	(41,232)	-	(41,232)
Credit	-	137,432	137,432
Total	(41,232)	137,432	96,200

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on swap agreements.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on swap agreements.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	5,491,318
Interest Rate Futures Short	2,175,209
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2026:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	8,455,571
At April 30, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $947,417, consisting of $1,332,418 gross unrealized appreciation and $2,279,835 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to
51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2026, the fund had in-kind transactions associated with creations of $16,600,533 and redemptions of $257,279,111.
52

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
53

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
54

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
55

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
56

© 2026 BNY Mellon Securities Corporation
Code-4858NCSRSA0426

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Ticker
BNY Mellon US Large Cap Core Equity ETF	BKLC
BNY Mellon US Mid Cap Core Equity ETF	BKMC
BNY Mellon US Small Cap Core Equity ETF	BKSE
BNY Mellon International Equity ETF	BKIE
BNY Mellon Emerging Markets Equity ETF	BKEM
BNY Mellon Core Bond ETF	BKAG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon US Large Cap Core Equity ETF
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9%
Communication Services — 11.5%
Alphabet, Inc., Cl. A	495,753	190,765,754
Alphabet, Inc., Cl. C	429,107	163,893,128
AST SpaceMobile, Inc. (a),(b)	18,526	1,369,071
AT&T, Inc.	606,704	15,853,176
Charter Communications, Inc., Cl. A (a)	7,190	1,187,572
Comcast Corp., Cl. A	301,458	8,151,424
EchoStar Corp., Cl. A (a),(b)	10,470	1,289,276
Electronic Arts, Inc.	19,353	3,916,467
Fox Corp., Cl. A	17,596	1,117,170
Fox Corp., Cl. B	11,509	656,243
Live Nation Entertainment, Inc. (a)	13,872	2,190,944
Meta Platforms, Inc., Cl. A	184,448	112,865,576
Netflix, Inc. (a)	387,974	36,318,246
Omnicom Group, Inc.	27,458	2,106,578
Pinterest, Inc., Cl. A (a)	46,195	908,194
Reddit, Inc., Cl. A (a)	10,796	1,589,495
ROBLOX Corp., Cl. A (a)	52,323	2,891,369
Snap, Inc., Cl. A (a)	74,070	449,605
Spotify Technology SA (a)	13,410	5,988,235
Take-Two Interactive Software, Inc. (a)	14,820	3,167,923
The Trade Desk, Inc., Cl. A (a)	36,050	850,419
The Walt Disney Company	152,412	15,812,745
TKO Group Holdings, Inc.	5,862	1,090,860
T-Mobile US, Inc.	39,169	7,657,539
Verizon Communications, Inc.	358,422	17,215,009
Warner Bros Discovery, Inc. (a)	194,265	5,254,868
Warner Music Group Corp., Cl. A	11,022	311,592
		604,868,478
Consumer Discretionary — 10.0%
Airbnb, Inc., Cl. A (a)	34,775	4,881,019
Amazon.com, Inc. (a)	812,365	215,325,467
Amer Sports, Inc. (a)	13,781	483,300
Aptiv PLC (a)	19,631	1,182,964
AutoZone, Inc. (a)	1,381	5,115,265
Best Buy Co., Inc.	15,871	960,037
Booking Holdings, Inc.	71,053	11,962,483
Carnival Corp.	87,789	2,327,286
Carvana Co. (a)	11,461	4,536,264
Chipotle Mexican Grill, Inc. (a)	112,629	3,828,260
Coupang, Inc. (a)	94,107	1,880,258
D.R. Horton, Inc.	21,967	3,379,843
Darden Restaurants, Inc.	9,953	1,996,174
Deckers Outdoor Corp. (a)	12,565	1,284,143
DoorDash, Inc., Cl. A (a)	29,009	4,892,368
DraftKings, Inc., Cl. A (a)	37,830	882,196
eBay, Inc.	38,272	3,960,386

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Consumer Discretionary — 10.0% (continued)
Expedia Group, Inc.	10,151	2,521,204
Flutter Entertainment PLC (a)	15,198	1,640,320
Ford Motor Co.	329,919	3,985,421
Garmin Ltd.	13,440	3,375,322
General Motors Co.	79,754	6,132,285
Genuine Parts Co.	11,746	1,259,523
Hilton Worldwide Holdings, Inc.	19,402	6,287,606
Las Vegas Sands Corp.	28,103	1,534,705
Lennar Corp., Cl. A	19,083	1,723,195
Lennar Corp., Cl. B (b)	876	77,421
Lowe’s Companies, Inc.	47,785	11,410,580
Lululemon Athletica, Inc. (a)	8,502	1,170,725
Marriott International, Inc., Cl. A	20,007	7,236,332
McDonald’s Corp.	60,335	17,713,753
MercadoLibre, Inc. (a)	4,011	7,190,239
NIKE, Inc., Cl. B	100,503	4,458,313
NVR, Inc. (a)	196	1,237,910
O’Reilly Automotive, Inc. (a)	71,079	7,065,253
PulteGroup, Inc.	17,110	2,093,580
Rivian Automotive, Inc., Cl. A (a),(b)	68,585	1,124,794
Ross Stores, Inc.	27,352	6,230,512
Royal Caribbean Cruises Ltd.	21,414	5,648,157
Starbucks Corp.	94,665	9,971,064
Tapestry, Inc.	17,012	2,467,420
Tesla, Inc. (a)	246,698	94,147,358
The Home Depot, Inc.	84,561	27,803,657
The TJX Companies, Inc.	94,190	14,764,282
Tractor Supply Co.	46,609	1,635,976
Ulta Beauty, Inc. (a)	3,881	2,085,960
Versigent PLC (a)	6,434	224,997
Viking Holdings Ltd. (a)	10,253	839,823
Williams-Sonoma, Inc.	10,112	1,832,395
Yum! Brands, Inc.	23,404	3,736,449
		529,504,244
Consumer Staples — 4.8%
Altria Group, Inc.	143,705	10,440,168
Archer-Daniels-Midland Co.	39,770	2,964,456
Church & Dwight Co., Inc.	20,908	2,029,331
Colgate-Palmolive Co.	69,108	5,899,059
Constellation Brands, Inc., Cl. A	13,023	2,039,141
Costco Wholesale Corp.	37,752	38,300,537
Dollar General Corp.	17,921	2,076,686
Dollar Tree, Inc. (a)	15,573	1,512,294
General Mills, Inc.	43,250	1,527,158
Kenvue, Inc.	162,946	2,856,443
Keurig Dr. Pepper, Inc.	107,306	3,154,796
Kimberly-Clark Corp.	28,640	2,819,035
McCormick & Co., Inc.	20,001	1,016,851
Mondelez International, Inc., Cl. A	109,991	6,757,847
Monster Beverage Corp. (a)	59,460	4,582,582

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Consumer Staples — 4.8% (continued)
PepsiCo, Inc.	116,259	18,425,889
Philip Morris International, Inc.	132,649	21,896,370
Sysco Corp.	41,333	3,087,988
Target Corp.	38,688	5,019,768
The Coca-Cola Company	328,234	25,851,710
The Estee Lauder Companies, Inc., Cl. A	19,438	1,491,089
The Hershey Company	12,813	2,379,887
The Kraft Heinz Company	74,853	1,696,169
The Kroger Company	49,056	3,339,242
The Procter & Gamble Company	199,098	29,285,325
Tyson Foods, Inc., Cl. A	23,832	1,526,916
Walmart, Inc.	368,055	48,557,496
		250,534,233
Energy — 3.6%
Baker Hughes Co.	83,370	5,808,388
Cheniere Energy, Inc.	18,452	5,073,377
Chevron Corp.	160,637	31,052,738
ConocoPhillips	104,633	13,160,739
Coterra Energy, Inc.	62,901	2,258,775
Devon Energy Corp.	49,815	2,558,997
Diamondback Energy, Inc.	15,385	3,163,618
EOG Resources, Inc.	46,115	6,482,386
EQT Corp.	53,837	3,234,527
Expand Energy Corp.	18,895	1,930,124
Exxon Mobil Corp.	358,910	55,390,580
Halliburton Co.	71,268	3,014,636
Kinder Morgan, Inc.	162,661	5,346,667
Marathon Petroleum Corp.	25,448	6,318,484
Occidental Petroleum Corp.	65,425	3,963,446
ONEOK, Inc.	53,747	4,969,448
Phillips 66	34,190	6,125,138
SLB Ltd.	127,211	7,235,762
Targa Resources Corp.	18,085	4,703,547
Texas Pacific Land Corp. (b)	4,938	2,190,842
The Williams Companies, Inc.	103,247	7,878,779
Valero Energy Corp.	26,005	6,568,343
Venture Global, Inc., Cl. A	45,163	599,313
		189,028,654
Financials — 11.7%
Affirm Holdings, Inc. (a)	20,832	1,339,081
Aflac, Inc.	40,087	4,556,688
American Express Co.	46,263	14,945,262
American International Group, Inc.	45,323	3,390,160
Ameriprise Financial, Inc.	7,862	3,732,799
Aon PLC, Cl. A	16,574	5,165,287
Apollo Global Management, Inc.	36,707	4,724,925
Arch Capital Group Ltd. (a)	28,716	2,712,513
Ares Management Corp., Cl. A	17,938	2,105,921
Arthur J. Gallagher & Co.	21,778	4,494,979
Bank of America Corp.	540,983	28,920,951

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Financials — 11.7% (continued)
Berkshire Hathaway, Inc., Cl. B (a)	116,367	55,111,411
BlackRock, Inc.	13,054	13,910,342
Blackstone, Inc.	62,823	7,889,312
Block, Inc. (a)	47,475	3,347,462
Blue Owl Capital, Inc.	50,059	488,075
Brown & Brown, Inc.	22,934	1,379,480
Capital One Financial Corp.	53,968	10,324,078
Cboe Global Markets, Inc.	8,772	2,632,390
Chubb Ltd.	31,020	10,143,540
Cincinnati Financial Corp.	13,248	2,167,373
Citigroup, Inc.	152,602	19,530,004
Citizens Financial Group, Inc.	37,194	2,419,470
CME Group, Inc.	30,768	8,855,646
Coinbase Global, Inc., Cl. A (a)	19,109	3,588,097
Corpay, Inc. (a)	5,886	1,803,883
Everest Group Ltd.	3,385	1,207,633
Fidelity National Information Services, Inc.	43,271	2,013,400
Fifth Third Bancorp	57,696	2,928,649
First Citizens BancShares, Inc., Cl. A	648	1,285,515
Fiserv, Inc. (a)	45,884	2,874,633
Global Payments, Inc.	21,063	1,515,694
Huntington Bancshares, Inc.	129,707	2,173,889
Interactive Brokers Group, Inc., Cl. A	35,994	2,861,523
Intercontinental Exchange, Inc.	47,621	7,528,404
JPMorgan Chase & Co.	231,410	72,484,554
KeyCorp	74,432	1,645,692
KKR & Co., Inc.	56,959	5,943,102
Klarna Group PLC (a)	16,497	229,638
Loews Corp.	14,625	1,646,921
LPL Financial Holdings, Inc.	6,556	2,190,556
M&T Bank Corp.	13,116	2,867,551
Markel Group, Inc. (a)	1,098	1,946,172
Marsh & McLennan Companies, Inc.	41,685	6,990,991
Mastercard, Inc., Cl. A	67,690	34,042,655
MetLife, Inc.	47,573	3,810,597
Moody’s Corp.	13,088	6,044,693
Morgan Stanley	103,387	19,704,528
MSCI, Inc.	6,258	3,701,044
Nasdaq, Inc.	35,415	3,254,993
Northern Trust Corp.	15,868	2,639,483
PayPal Holdings, Inc.	78,595	3,940,753
Principal Financial Group, Inc.	19,246	1,942,114
Prudential Financial, Inc.	29,844	2,927,995
Raymond James Financial, Inc.	15,694	2,484,674
Regions Financial Corp.	74,773	2,134,769
Robinhood Markets, Inc., Cl. A (a)	64,682	4,714,671
Rocket Cos., Inc., Cl. A (a)	78,745	1,151,252
Ryan Specialty Holdings, Inc. (b)	7,194	250,135
S&P Global, Inc.	25,801	11,126,165
SoFi Technologies, Inc. (a),(b)	106,059	1,707,550

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Financials — 11.7% (continued)
State Street Corp.	23,867	3,647,832
Synchrony Financial	30,571	2,329,510
T. Rowe Price Group, Inc.	17,808	1,832,087
The Allstate Corp.	22,174	4,817,523
The Bank of New York Mellon Corp. (c)	60,015	8,064,216
The Carlyle Group, Inc.	19,629	982,824
The Charles Schwab Corp.	142,803	13,086,467
The Goldman Sachs Group, Inc.	25,267	23,340,897
The Hartford Insurance Group, Inc.	23,885	3,267,707
The PNC Financial Services Group, Inc.	33,415	7,451,545
The Progressive Corp.	49,647	9,992,948
The Travelers Companies, Inc.	18,933	5,777,216
Toast, Inc., Cl. A (a)	36,241	1,033,593
TPG, Inc.	12,104	527,977
Tradeweb Markets, Inc., Cl. A	9,420	1,066,815
Truist Financial Corp.	107,969	5,560,404
U.S. Bancorp	127,771	7,239,505
Visa, Inc., Cl. A (b)	143,260	47,252,879
W. R. Berkley Corp.	25,052	1,674,225
Wells Fargo & Co.	268,298	22,062,145
Willis Towers Watson PLC	8,248	2,113,138
		618,713,170
Health Care — 8.6%
Abbott Laboratories	147,378	13,380,449
AbbVie, Inc.	150,089	31,716,807
Agilent Technologies, Inc.	24,840	2,870,262
Alnylam Pharmaceuticals, Inc. (a)	11,308	3,499,713
Amgen, Inc.	45,809	15,861,366
Becton Dickinson & Co.	24,068	3,587,095
Biogen, Inc. (a)	12,319	2,331,740
Boston Scientific Corp. (a)	126,318	7,277,180
Bristol-Myers Squibb Co.	172,668	10,461,954
Cardinal Health, Inc.	20,266	3,908,906
Cencora, Inc.	15,012	4,623,846
Centene Corp. (a)	40,475	2,173,103
CVS Health Corp.	106,959	8,908,615
Danaher Corp.	53,369	9,550,383
Dexcom, Inc. (a)	32,793	1,952,823
Edwards Lifesciences Corp. (a)	49,527	4,135,504
Elevance Health, Inc.	18,629	7,012,328
Eli Lilly & Co.	72,005	67,295,873
GE HealthCare Technologies, Inc.	38,661	2,352,135
Gilead Sciences, Inc.	105,444	13,796,293
HCA Healthcare, Inc.	13,208	5,738,216
Humana, Inc.	10,397	2,458,267
IDEXX Laboratories, Inc. (a)	6,733	3,775,866
Illumina, Inc. (a)	12,681	1,607,190
Incyte Corp. (a)	13,920	1,326,158
Insmed, Inc. (a)	17,584	2,397,227
Insulet Corp. (a)	5,744	988,772

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Health Care — 8.6% (continued)
Intuitive Surgical, Inc. (a)	30,089	13,769,027
IQVIA Holdings, Inc. (a)	14,541	2,302,858
Johnson & Johnson	205,375	47,205,444
Labcorp Holdings, Inc.	7,279	1,869,247
McKesson Corp.	10,333	8,423,462
Medtronic PLC	109,714	8,883,543
Merck & Co., Inc.	211,017	23,038,836
Mettler-Toledo International, Inc. (a)	1,782	2,274,919
Natera, Inc. (a)	11,547	2,380,529
Pfizer, Inc.	485,964	12,975,239
Quest Diagnostics, Inc.	9,594	1,863,155
Regeneron Pharmaceuticals, Inc.	8,300	5,868,598
ResMed, Inc.	12,390	2,649,106
Royalty Pharma PLC, Cl. A	32,624	1,634,136
STERIS PLC	8,778	1,903,773
Stryker Corp.	29,421	9,271,440
The Cigna Group	22,454	6,524,683
The Cooper Companies, Inc. (a)	16,799	1,056,657
Thermo Fisher Scientific, Inc.	31,951	15,303,251
UnitedHealth Group, Inc.	77,313	28,642,920
Veeva Systems, Inc., Cl. A (a)	12,343	1,925,138
Vertex Pharmaceuticals, Inc. (a)	21,684	9,267,308
Waters Corp. (a)	8,373	2,589,183
West Pharmaceutical Services, Inc.	5,715	1,700,727
Zimmer Biomet Holdings, Inc.	17,297	1,425,792
Zoetis, Inc.	37,955	4,363,686
		454,100,728
Industrials — 8.9%
3M Co.	45,761	6,704,902
AMETEK, Inc.	19,817	4,666,904
Automatic Data Processing, Inc.	34,962	7,409,846
Axon Enterprise, Inc. (a)	6,251	2,511,402
Bloom Energy Corp., Cl. A (a)	18,362	5,203,056
Broadridge Financial Solutions, Inc.	9,680	1,490,526
Carlisle Companies, Inc.	3,385	1,202,555
Carrier Global Corp.	67,437	4,529,743
Caterpillar, Inc.	39,840	35,461,982
Cintas Corp.	28,535	4,985,350
Comfort Systems USA, Inc.	2,963	5,452,661
Copart, Inc. (a)	73,707	2,440,439
CSX Corp.	160,564	7,294,423
Cummins, Inc.	11,694	7,846,791
Deere & Co.	20,998	12,386,090
Delta Air Lines, Inc.	55,857	3,797,717
Dover Corp.	11,929	2,700,845
Eaton Corp. PLC	32,762	14,186,274
EMCOR Group, Inc.	3,827	3,412,421
Emerson Electric Co.	48,213	6,771,034
Equifax, Inc.	10,071	1,751,750
Expeditors International of Washington, Inc.	11,966	1,769,652

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Industrials — 8.9% (continued)
Fastenal Co.	97,284	4,370,970
FedEx Corp.	18,416	7,427,357
Ferguson Enterprises, Inc.	15,868	4,248,022
Fortive Corp.	26,108	1,560,997
FTAI Aviation Ltd.	8,452	2,110,211
GE Vernova, Inc.	23,011	24,931,498
General Dynamics Corp.	19,154	6,594,722
General Electric Co.	89,751	26,021,507
HEICO Corp.	3,410	920,427
HEICO Corp., Cl. A	6,305	1,317,871
Honeywell International, Inc.	53,804	11,531,811
Howmet Aerospace, Inc.	33,658	8,180,240
Hubbell, Inc.	4,475	2,274,061
Illinois Tool Works, Inc.	24,604	6,348,078
Ingersoll Rand, Inc.	34,139	2,726,341
J.B. Hunt Transport Services, Inc.	6,287	1,581,369
Jacobs Solutions, Inc.	9,949	1,287,500
Johnson Controls International PLC	51,243	7,483,015
L3Harris Technologies, Inc.	15,841	5,077,833
Leidos Holdings, Inc.	10,898	1,626,200
Lennox International, Inc.	2,714	1,451,691
Lockheed Martin Corp.	19,552	10,127,349
Norfolk Southern Corp.	18,780	5,931,287
Northrop Grumman Corp.	12,281	7,116,594
Old Dominion Freight Line, Inc.	15,997	3,398,243
Otis Worldwide Corp.	32,537	2,533,982
PACCAR, Inc.	44,098	5,238,842
Parker-Hannifin Corp.	10,909	9,920,863
Paychex, Inc.	28,435	2,633,934
Quanta Services, Inc.	12,553	9,135,697
Republic Services, Inc.	17,352	3,630,385
Rocket Lab Corp. (a)	41,369	3,413,356
Rockwell Automation, Inc.	9,757	3,989,735
Rollins, Inc.	26,293	1,465,309
RTX Corp.	113,782	20,033,597
Southwest Airlines Co. (b)	38,546	1,461,664
SS&C Technologies Holdings, Inc.	19,019	1,318,017
Symbotic, Inc. (a)	5,183	306,315
The Boeing Company (a)	64,684	14,814,577
Trane Technologies PLC	18,998	9,357,275
TransDigm Group, Inc.	4,665	5,411,307
TransUnion	16,881	1,198,551
Uber Technologies, Inc. (a)	170,379	12,711,977
Union Pacific Corp.	50,412	13,585,026
United Airlines Holdings, Inc. (a)	27,360	2,462,400
United Parcel Service, Inc., Cl. B	63,047	6,859,514
United Rentals, Inc.	5,455	5,235,927
Veralto Corp.	20,381	1,797,604
Verisk Analytics, Inc.	11,866	2,189,158
Vertiv Holdings Co., Cl. A	29,277	9,617,202

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Industrials — 8.9% (continued)
W.W. Grainger, Inc.	3,646	4,234,282
Waste Management, Inc.	34,171	7,946,466
Watsco, Inc. (b)	3,098	1,356,428
Westinghouse Air Brake Technologies Corp.	14,468	3,904,769
Xylem, Inc.	20,904	2,470,017
		469,855,733
Information Technology — 34.8%
Accenture PLC, Cl. A	51,910	9,276,836
Adobe, Inc. (a)	35,735	8,794,383
Advanced Micro Devices, Inc. (a)	137,694	48,811,146
Amdocs Ltd.	9,648	623,936
Amphenol Corp., Cl. A	102,727	15,128,605
Analog Devices, Inc.	41,335	16,627,417
Apple, Inc.	1,226,163	332,719,330
Applied Materials, Inc.	67,392	26,585,470
AppLovin Corp., Cl. A (a)	21,343	9,526,448
Arista Networks, Inc. (a)	87,835	15,169,983
Astera Labs, Inc. (a)	10,981	2,138,440
Atlassian Corp., Cl. A (a)	16,023	1,099,018
Autodesk, Inc. (a)	18,024	4,271,688
Broadcom, Inc.	395,390	165,047,648
Cadence Design Systems, Inc. (a)	23,330	7,689,335
CDW Corp.	10,226	1,400,042
Ciena Corp. (a)	11,781	6,215,420
Circle Internet Group, Inc. (a)	11,467	1,042,121
Cisco Systems, Inc.	335,428	30,691,662
Cloudflare, Inc., Cl. A (a)	26,611	5,454,457
Cognizant Technology Solutions Corp., Cl. A	40,740	2,155,146
Coherent Corp. (a)	11,138	3,560,930
CoreWeave, Inc., Cl. A (a)	20,281	2,263,360
Corning, Inc.	65,397	10,740,803
Credo Technology Group Holding Ltd. (a)	13,538	2,355,747
CrowdStrike Holdings, Inc., Cl. A (a)	21,000	9,360,750
Datadog, Inc., Cl. A (a)	26,893	3,554,986
Dell Technologies, Inc., Cl. C	24,980	5,219,571
Entegris, Inc.	13,411	1,896,047
Everpure, Inc., Cl. A (a)	27,150	1,939,868
Fair Isaac Corp. (a)	1,985	2,034,625
Figma, Inc., Cl. A (a),(b)	18,786	332,512
First Solar, Inc. (a)	8,794	1,775,421
Flex Ltd. (a)	31,467	2,880,804
Fortinet, Inc. (a)	53,945	4,548,103
Gartner, Inc. (a)	6,104	906,383
GLOBALFOUNDRIES, Inc. (a)	5,945	384,047
GoDaddy, Inc., Cl. A (a)	10,364	899,492
Hewlett Packard Enterprise Co.	115,399	3,320,029
HP, Inc.	78,799	1,643,747
HubSpot, Inc. (a)	4,190	929,174
Intel Corp. (a)	377,097	35,628,125
International Business Machines Corp.	79,811	18,434,745

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Information Technology — 34.8% (continued)
Intuit, Inc.	23,139	8,989,501
IonQ, Inc. (a),(b)	29,981	1,352,743
Jabil, Inc.	9,254	3,123,132
Keysight Technologies, Inc. (a)	14,856	5,198,263
KLA Corp.	11,220	19,638,927
Lam Research Corp.	106,803	27,540,222
Lumentum Holdings, Inc. (a)	6,072	5,478,887
Marvell Technology, Inc.	71,481	11,805,087
Microchip Technology, Inc.	44,420	4,127,062
Micron Technology, Inc.	95,578	49,429,118
Microsoft Corp.	625,117	254,910,210
MongoDB, Inc. (a)	6,861	1,720,945
Monolithic Power Systems, Inc.	3,954	6,383,377
Motorola Solutions, Inc.	14,235	6,249,592
NetApp, Inc.	17,562	1,945,343
NVIDIA Corp.	1,989,551	397,054,693
Okta, Inc. (a)	13,841	1,019,390
ON Semiconductor Corp. (a)	35,191	3,547,605
Oracle Corp.	143,036	23,084,580
Palantir Technologies, Inc., Cl. A (a)	180,544	25,115,476
Palo Alto Networks, Inc. (a)	58,117	10,421,540
PTC, Inc. (a)	9,362	1,276,041
Qnity Electronics, Inc.	17,285	2,431,308
QUALCOMM, Inc.	91,454	16,423,309
Roper Technologies, Inc.	8,926	3,167,034
Salesforce, Inc.	78,062	13,780,285
Samsara, Inc., Cl. A (a)	29,881	858,780
Sandisk Corp. (a)	11,485	12,593,417
Seagate Technology Holdings PLC	17,069	11,498,361
ServiceNow, Inc. (a)	88,635	7,827,357
Snowflake, Inc. (a)	27,566	3,761,932
Strategy, Inc., Cl. A (a)	22,452	3,714,683
Super Micro Computer, Inc. (a)	42,886	1,175,076
Synopsys, Inc. (a)	16,168	7,802,677
TE Connectivity PLC	24,842	5,258,058
Teledyne Technologies, Inc. (a)	3,912	2,526,565
Teradyne, Inc.	13,040	4,478,849
Texas Instruments, Inc.	76,558	21,518,923
Trimble, Inc. (a)	21,426	1,442,398
Tyler Technologies, Inc. (a)	3,568	1,217,188
Ubiquiti, Inc.	412	416,948
VeriSign, Inc.	7,190	1,931,665
Western Digital Corp.	29,275	12,720,573
Workday, Inc., Cl. A (a)	17,264	2,113,114
Zoom Communications, Inc. (a)	22,666	2,202,002
Zscaler, Inc. (a)	8,258	1,079,155
		1,836,429,191
Materials — 1.9%
Air Products and Chemicals, Inc.	18,536	5,561,727
Amcor PLC	40,885	1,555,265

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Materials — 1.9% (continued)
Anglogold Ashanti PLC	42,438	3,977,714
Corteva, Inc.	57,246	4,637,498
CRH PLC	57,866	6,852,492
Dow, Inc.	60,344	2,443,329
DuPont de Nemours, Inc.	34,588	1,579,288
Ecolab, Inc.	21,552	5,616,451
Freeport-McMoRan, Inc.	121,320	7,009,870
International Flavors & Fragrances, Inc.	21,561	1,513,582
International Paper Co.	43,598	1,326,251
Linde PLC	39,856	19,973,436
LyondellBasell Industries NV, Cl. A	21,937	1,636,500
Martin Marietta Materials, Inc.	5,168	3,199,354
Newmont Corp.	94,025	10,445,237
Nucor Corp.	19,651	4,427,174
Packaging Corp. of America	7,749	1,654,024
PPG Industries, Inc.	18,889	2,049,456
Reliance, Inc.	4,410	1,598,625
Smurfit Westrock PLC	42,792	1,642,785
Southern Copper Corp.	8,021	1,377,125
Steel Dynamics, Inc.	11,410	2,609,011
The Sherwin-Williams Company	19,400	6,239,234
Vulcan Materials Co.	11,342	3,422,335
		102,347,763
Real Estate — 1.8%
American Tower Corp. (d)	39,796	7,271,127
AvalonBay Communities, Inc. (d)	12,107	2,215,581
CBRE Group, Inc., Cl. A (a)	25,615	3,656,029
CoStar Group, Inc. (a)	35,126	1,215,711
Crown Castle, Inc. (d)	36,815	3,268,436
Digital Realty Trust, Inc. (d)	29,379	5,903,416
Equinix, Inc. (d)	8,356	9,048,127
Equity Residential (d)	29,854	1,951,855
Essex Property Trust, Inc. (d)	5,599	1,473,713
Extra Space Storage, Inc. (d)	17,725	2,540,524
Invitation Homes, Inc. (d)	47,211	1,358,260
Iron Mountain, Inc. (d)	24,719	3,114,347
Mid-America Apartment Communities, Inc. (d)	10,086	1,302,909
Prologis, Inc. (d)	79,206	11,248,836
Public Storage (d)	13,377	4,045,874
Realty Income Corp. (d)	79,279	5,092,883
SBA Communications Corp. (d)	8,775	1,941,030
Simon Property Group, Inc. (d)	27,589	5,620,155
Sun Communities, Inc. (d)	11,054	1,413,143
Ventas, Inc. (d)	40,316	3,542,164
VICI Properties, Inc. (d)	92,098	2,689,262
Welltower, Inc. (d)	58,684	12,754,381
Weyerhaeuser Co. (d)	60,340	1,479,537
		94,147,300
Utilities — 2.3%
Alliant Energy Corp. (b)	21,237	1,559,433

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Utilities — 2.3% (continued)
Ameren Corp.	22,810	2,592,356
American Electric Power Co., Inc.	45,592	6,251,119
American Water Works Co., Inc.	17,167	2,204,586
Atmos Energy Corp.	13,789	2,619,634
CenterPoint Energy, Inc.	55,556	2,425,019
CMS Energy Corp.	25,412	1,950,117
Consolidated Edison, Inc.	30,741	3,427,314
Constellation Energy Corp.	26,488	8,290,744
Dominion Energy, Inc.	71,461	4,609,234
DTE Energy Co.	17,966	2,725,263
Duke Energy Corp.	66,094	8,562,478
Edison International	33,446	2,324,163
Entergy Corp.	38,176	4,501,332
Evergy, Inc.	18,828	1,559,711
Eversource Energy	32,597	2,304,608
Exelon Corp.	84,907	3,904,873
FirstEnergy Corp.	47,798	2,271,361
NextEra Energy, Inc.	178,687	17,489,884
NiSource, Inc.	40,111	1,936,559
NRG Energy, Inc.	16,769	2,608,921
PG&E Corp.	183,929	3,056,900
PPL Corp.	65,218	2,441,762
Public Service Enterprise Group, Inc.	42,298	3,454,055
Sempra	55,406	5,270,219
The Southern Company	93,406	9,032,360
Vistra Corp.	28,721	4,533,323
WEC Energy Group, Inc.	27,246	3,213,393
Xcel Energy, Inc.	49,558	4,110,836
		121,231,557
Total Equity Securities - Common Stocks (cost $4,587,578,115)		5,270,761,051

Number of Rights
Rights — .0%
Financials — .0%
TPG, Inc. (a),(e) (cost $0)	160	0

	1-Day Yield (%)	Shares
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $2,821,527)	3.61	2,821,527	2,821,527

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $1,725,645)	3.61	1,725,645	1,725,645
Total Investments (cost $4,592,125,287)		100.0%	5,275,308,223
Cash and Receivables (Net)		.0%	700,525
Net Assets		100.0%	5,276,008,748

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $14,019,348 and the value of the collateral was
$14,008,413, consisting of cash collateral of $1,725,645 and U.S. Government & Agency securities valued at $12,282,768.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)	Investment in real estate investment trust within the United States.
(e)	The fund held Level 3 securities at April 30, 2026. These securities were valued at $0 or .0% of net assets.

BNY Mellon US Large Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Equity Securities - Common Stocks - .2%
The Bank of New York Mellon Corp. - .2%	6,540,018	2,082,839	(2,074,055)	1,045,078	470,336	8,064,216	65,432
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	8,591,320	42,205,700	(47,975,493)	-	-	2,821,527	139,011
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	2,138,381	31,666,335	(32,079,071)	-	-	1,725,645	29,545 ††
Total - .3%	17,269,719	75,954,874	(82,128,619)	1,045,078	470,336	12,611,388	233,988

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Large Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	12	6/18/2026	4,002,388	4,346,250	343,862
Gross Unrealized Appreciation					343,862
See notes to financial statements.

SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon US Mid Cap Core Equity ETF
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7%
Communication Services — 2.2%
Liberty Broadband Corp., Cl. A (a)	4,305	165,441
Liberty Broadband Corp., Cl. C (a)	17,724	682,197
Lumen Technologies, Inc. (a)	155,976	1,378,828
Match Group, Inc.	38,031	1,423,120
Millicom International Cellular SA	14,480	1,229,062
News Corp., Cl. A	63,947	1,683,085
News Corp., Cl. B	16,144	492,069
Paramount Skydance Corp., Cl. B (b)	161,599	1,654,774
Roku, Inc. (a)	21,956	2,559,191
Sirius XM Holdings, Inc.	28,023	754,940
The New York Times Company, Cl. A	23,961	1,893,638
		13,916,345
Consumer Discretionary — 10.4%
ADT, Inc.	70,141	528,162
Aramark	40,612	1,855,562
Autoliv, Inc.	11,162	1,294,011
AutoNation, Inc. (a)	4,562	968,878
Birkenstock Holding PLC (a),(b)	8,264	320,147
BorgWarner, Inc.	33,583	1,913,223
Burlington Stores, Inc. (a)	10,246	3,278,822
CarMax, Inc. (a)	21,065	828,065
Cava Group, Inc. (a)	15,271	1,426,464
Chewy, Inc., Cl. A (a),(b)	35,661	906,503
Churchill Downs, Inc.	9,831	992,833
Dick’s Sporting Goods, Inc.	10,814	2,453,913
Dillard’s, Inc., Cl. A	1,293	736,001
Domino’s Pizza, Inc.	5,549	1,883,442
Duolingo, Inc. (a)	5,797	638,250
Dutch Bros, Inc., Cl. A (a)	17,332	996,763
Five Below, Inc. (a)	8,958	2,111,042
Floor & Decor Holdings, Inc., Cl. A (a)	16,096	779,046
GameStop Corp., Cl. A (a),(b)	67,794	1,691,460
Hasbro, Inc.	20,365	1,951,782
Hyatt Hotels Corp., Cl. A (b)	6,893	1,155,060
Levi Strauss & Co., Cl. A	18,034	401,798
Lithia Motors, Inc.	3,637	1,055,166
LKQ Corp. (b)	37,142	1,172,944
Mattel, Inc. (a)	52,484	791,459
MGM Resorts International (a)	33,734	1,313,602
Mobileye Global, Inc., Cl. A (a)	18,126	157,515
Modine Manufacturing Co. (a)	7,998	2,036,531
Mohawk Industries, Inc. (a)	8,792	928,083
Murphy USA, Inc.	2,716	1,597,008
Norwegian Cruise Line Holdings Ltd. (a)	76,267	1,386,534
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,502	908,528
Penske Automotive Group, Inc.	3,495	599,462

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Consumer Discretionary — 10.4% (continued)
Planet Fitness, Inc., Cl. A (a)	12,693	846,242
Pool Corp.	5,587	1,191,819
QuantumScape Corp. (a)	63,593	463,593
Ralph Lauren Corp.	6,158	2,208,505
Service Corp. International	22,229	1,801,216
SharkNinja, Inc. (a)	14,486	1,673,568
Somnigroup International, Inc.	33,735	2,559,137
Texas Roadhouse, Inc.	10,238	1,648,216
The Gap, Inc.	32,012	787,175
Toll Brothers, Inc.	15,807	2,246,807
TopBuild Corp. (a)	4,678	2,070,951
Wayfair, Inc., Cl. A (a)	16,449	1,051,585
Wingstop, Inc.	4,181	685,935
Wynn Resorts Ltd.	13,956	1,494,827
Yum China Holdings, Inc.	57,019	2,762,571
		64,550,206
Consumer Staples — 5.2%
Albertsons Companies, Inc., Cl. A	59,942	1,010,023
BJ’s Wholesale Club Holdings, Inc. (a)	20,662	1,939,955
Brown-Forman Corp., Cl. A (b)	8,113	213,210
Brown-Forman Corp., Cl. B (b)	47,993	1,236,780
Bunge Global SA	21,623	2,747,635
Casey’s General Stores, Inc.	5,874	4,829,309
Celsius Holdings, Inc. (a)	28,946	971,717
Coca-Cola Consolidated, Inc.	8,107	1,662,502
Conagra Brands, Inc. (b)	80,772	1,159,078
Hormel Foods Corp.	50,404	1,082,174
Ingredion, Inc.	9,778	1,092,594
Maplebear, Inc. (a)	28,975	1,227,091
Molson Coors Beverage Co., Cl. B	24,507	1,047,429
Performance Food Group Co. (a)	25,424	2,302,397
Pilgrim’s Pride Corp.	5,989	198,236
Primo Brands Corp.	40,613	827,693
Smithfield Foods, Inc.	6,947	182,567
Sprouts Farmers Market, Inc. (a),(b)	14,792	1,210,725
The Campbell’s Company (b)	30,862	641,621
The Clorox Company	20,122	1,940,566
The J.M. Smucker Company	16,118	1,580,047
US Foods Holding Corp. (a)	34,618	3,236,437
		32,339,786
Energy — 3.7%
Antero Midstream Corp.	53,289	1,164,897
Antero Resources Corp. (a)	47,242	1,854,721
APA Corp. (b)	52,857	2,152,866
DT Midstream, Inc.	16,146	2,389,446
Hess Midstream LP, Cl. A	21,644	846,280
HF Sinclair Corp.	24,528	1,648,527
Ovintiv, Inc.	39,814	2,450,552
Permian Resources Corp., Cl. A	113,438	2,452,530
Range Resources Corp.	37,830	1,645,605

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Energy — 3.7% (continued)
TechnipFMC PLC	64,197	4,851,366
Viper Energy, Inc., Cl. A	27,934	1,379,381
		22,836,171
Financials — 13.4%
Affiliated Managers Group, Inc.	4,211	1,240,855
AGNC Investment Corp. (b),(c)	181,398	1,999,006
Ally Financial, Inc.	45,999	2,041,896
American Financial Group, Inc.	11,355	1,513,281
Annaly Capital Management, Inc. (c)	112,375	2,573,387
Assurant, Inc.	5,680	1,342,014
Axis Capital Holdings Ltd.	12,209	1,225,906
BOK Financial Corp.	3,607	482,580
Bullish (a),(b)	9,738	367,415
Chime Financial, Inc., Cl. A (a),(b)	39,769	869,350
CNA Financial Corp.	3,110	149,995
Columbia Banking System, Inc.	51,119	1,513,122
Commerce Bancshares, Inc.	20,279	1,055,116
Corebridge Financial, Inc.	63,030	1,735,846
Cullen/Frost Bankers, Inc.	9,415	1,364,516
East West Bancorp, Inc.	21,965	2,777,914
Equitable Holdings, Inc.	48,280	2,037,416
Erie Indemnity Co., Cl. A (b)	4,151	908,778
Evercore, Inc., Cl. A	6,097	1,958,905
FactSet Research Systems, Inc.	6,374	1,450,595
Fidelity National Financial, Inc.	39,888	2,086,142
Figure Technology Solutions, Inc., Cl. A (a),(b)	24,828	871,463
First American Financial Corp.	15,539	1,089,750
First Horizon Corp.	79,743	1,990,385
Franklin Resources, Inc.	52,004	1,558,560
Freedom Holding Corp. (a),(b)	2,678	401,245
Globe Life, Inc.	12,464	1,923,195
Hamilton Lane, Inc., Cl. A	6,608	607,870
Houlihan Lokey, Inc.	8,364	1,294,329
Invesco Ltd.	54,655	1,432,508
Jack Henry & Associates, Inc.	12,143	1,866,986
Jackson Financial, Inc., Cl. A	10,253	1,186,990
Jefferies Financial Group, Inc.	26,070	1,257,095
Kinsale Capital Group, Inc.	3,386	1,095,743
Lincoln National Corp.	28,548	1,079,400
MarketAxess Holdings, Inc.	5,548	872,090
Morningstar, Inc.	3,753	633,169
Old National Bancorp	54,903	1,316,025
Old Republic International Corp.	35,937	1,435,683
OneMain Holdings, Inc.	19,984	1,174,460
Pinnacle Financial Partners, Inc.	24,591	2,433,034
PJT Partners, Inc., Cl. A	3,636	555,363
Popular, Inc.	10,114	1,520,438
Primerica, Inc.	5,482	1,541,922
Prosperity Bancshares, Inc.	14,235	991,468
Reinsurance Group of America, Inc.	10,597	2,240,842

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Financials — 13.4% (continued)
RenaissanceRe Holdings Ltd.	7,053	2,165,059
SEI Investments Co.	15,748	1,428,029
SouthState Bank Corp.	16,134	1,575,808
Starwood Property Trust, Inc. (b),(c)	53,068	974,328
StepStone Group, Inc., Cl. A	11,413	603,748
Stifel Financial Corp.	24,893	1,961,817
UMB Financial Corp.	12,099	1,526,531
Unum Group	23,574	1,894,878
UWM Holdings Corp. (b)	27,501	97,354
Voya Financial, Inc.	16,691	1,367,994
Webster Financial Corp.	25,913	1,875,065
Western Alliance Bancorp	18,753	1,529,120
Wintrust Financial Corp.	10,471	1,576,618
Zions Bancorp NA	24,988	1,584,739
		83,225,136
Health Care — 11.9%
Align Technology, Inc. (a)	11,052	1,945,262
Arrowhead Pharmaceuticals, Inc. (a)	18,456	1,356,147
Atrium Therapeutics, Inc. (a)	3,991	50,965
Avantor, Inc. (a)	98,467	797,583
Axsome Therapeutics, Inc. (a)	6,089	1,264,990
Baxter International, Inc. (b)	87,080	1,530,866
BioMarin Pharmaceutical, Inc. (a)	31,691	1,708,462
Bio-Rad Laboratories, Inc., Cl. A (a)	2,687	752,682
Bio-Techne Corp. (b)	23,701	1,311,139
Bridgebio Pharma, Inc. (a)	20,342	1,446,520
Bruker Corp. (b)	16,697	612,947
Caris Life Sciences, Inc. (a),(b)	18,638	354,122
Charles River Laboratories International, Inc. (a)	8,115	1,354,962
Chemed Corp.	2,086	886,508
Cytokinetics, Inc. (a)	19,862	1,270,572
DaVita, Inc. (a)	5,728	888,642
Doximity, Inc., Cl. A (a)	18,267	446,445
Elanco Animal Health, Inc. (a),(b)	79,936	1,788,168
Encompass Health Corp.	15,487	1,548,700
Exelixis, Inc. (a)	37,832	1,682,011
Globus Medical, Inc., Cl. A (a)	21,679	1,955,012
Guardant Health, Inc. (a)	20,305	1,768,159
Halozyme Therapeutics, Inc. (a)	18,189	1,157,912
HealthEquity, Inc. (a)	14,518	1,190,912
Henry Schein, Inc. (a),(b)	16,567	1,235,733
Hims & Hers Health, Inc. (a),(b)	30,440	827,055
Ionis Pharmaceuticals, Inc. (a)	25,160	1,880,962
Jazz Pharmaceuticals PLC (a)	9,478	1,924,224
Madrigal Pharmaceuticals, Inc. (a)	2,668	1,380,397
Masimo Corp. (a)	7,464	1,331,802
Medpace Holdings, Inc. (a)	3,517	1,472,427
Moderna, Inc. (a)	55,196	2,535,704
Molina Healthcare, Inc. (a)	8,640	1,681,517
Neurocrine Biosciences, Inc. (a)	16,076	2,116,727

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Health Care — 11.9% (continued)
Nuvalent, Inc., Cl. A (a)	7,121	714,094
Penumbra, Inc. (a)	6,084	1,986,304
QIAGEN NV (b)	32,269	1,115,862
Repligen Corp. (a)	7,943	939,736
Revolution Medicines, Inc. (a)	29,535	4,256,584
Revvity, Inc. (b)	18,762	1,625,164
Roivant Sciences Ltd. (a)	69,969	1,996,216
Solventum Corp. (a)	24,568	1,654,900
Summit Therapeutics, Inc. (a),(b)	23,464	503,537
Tempus AI, Inc., Cl. A (a),(b)	17,238	956,364
Tenet Healthcare Corp. (a)	13,964	2,473,304
The Ensign Group, Inc.	9,234	1,723,895
United Therapeutics Corp. (a)	6,366	3,637,214
Universal Health Services, Inc., Cl. B	8,625	1,451,329
Viatris, Inc.	184,557	2,757,282
Waystar Holding Corp. (a)	17,190	367,436
		73,615,457
Industrials — 25.3%
A.O. Smith Corp. (b)	18,932	1,170,755
AAON, Inc.	9,520	888,312
Acuity, Inc.	5,024	1,455,804
Advanced Drainage Systems, Inc.	11,051	1,649,362
AECOM	21,442	1,803,272
AeroVironment, Inc. (a)	5,218	1,017,614
AGCO Corp.	10,104	1,222,786
Allegion PLC	13,671	1,879,489
Allison Transmission Holdings, Inc.	13,373	1,796,663
American Airlines Group, Inc. (a),(b)	99,978	1,170,742
API Group Corp. (a)	59,447	2,717,917
Applied Industrial Technologies, Inc.	6,124	1,872,413
Archer Aviation, Inc., Cl. A (a)	92,860	533,016
Armstrong World Industries, Inc.	6,420	1,093,904
ATI, Inc. (a)	21,691	3,372,083
Booz Allen Hamilton Holding Corp.	20,072	1,560,999
Builders FirstSource, Inc. (a)	16,691	1,320,091
BWX Technologies, Inc.	14,768	3,195,648
C.H. Robinson Worldwide, Inc.	18,794	3,416,937
CACI International, Inc., Cl. A (a)	3,620	1,880,735
Carpenter Technology Corp.	7,927	3,394,341
Casella Waste Systems, Inc., Cl. A (a)	9,427	747,090
Chart Industries, Inc. (a)	7,568	1,573,387
Clean Harbors, Inc. (a)	7,896	2,468,921
CNH Industrial NV (b)	135,645	1,452,758
Core & Main, Inc., Cl. A (a)	16,869	849,692
Crane Co.	8,158	1,449,921
Curtiss-Wright Corp.	5,867	4,225,413
Donaldson Co., Inc.	18,826	1,659,888
Dycom Industries, Inc. (a)	4,296	1,778,974
Esab Corp.	9,189	903,003
ExlService Holdings, Inc. (a)	22,627	721,349

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Industrials — 25.3% (continued)
Flowserve Corp.	20,518	1,510,946
Fluor Corp. (a)	26,363	1,406,466
Fortune Brands Innovations, Inc.	17,914	726,234
Generac Holdings, Inc. (a)	9,427	2,443,761
Genpact Ltd.	26,720	928,520
Graco, Inc.	26,985	2,166,086
Huntington Ingalls Industries, Inc.	6,153	2,241,476
IDEX Corp.	12,598	2,744,474
IES Holdings, Inc. (a)	3,113	2,005,021
ITT, Inc.	13,507	2,895,090
JBT Marel Corp.	8,161	963,814
Joby Aviation, Inc. (a),(b)	80,233	737,341
Karman Holdings, Inc. (a),(b)	12,410	843,632
Knight-Swift Transportation Holdings, Inc.	26,428	1,715,177
Kratos Defense & Security Solutions, Inc. (a)	26,701	1,683,498
Leonardo DRS, Inc.	8,770	356,325
Lincoln Electric Holdings, Inc.	8,954	2,372,810
Loar Holdings, Inc. (a)	2,956	165,891
Lyft, Inc., Cl. A (a)	62,219	880,399
Masco Corp.	33,864	2,432,113
MasTec, Inc. (a)	10,102	3,980,693
Moog, Inc., Cl. A	4,303	1,296,537
MSA Safety, Inc.	6,115	1,017,475
Mueller Industries, Inc.	16,292	2,206,426
Nextpower, Inc., Cl. A (a)	21,682	2,582,977
Nordson Corp.	8,682	2,504,323
NuScale Power Corp. (a),(b)	21,182	263,928
nVent Electric PLC	26,120	3,732,548
Oshkosh Corp.	10,030	1,567,689
Owens Corning	12,591	1,552,974
Parsons Corp. (a)	6,527	329,026
Paycom Software, Inc.	7,584	961,348
Paylocity Holding Corp. (a)	6,316	666,275
Pentair PLC	26,873	2,168,920
QXO, Inc. (a),(b)	101,275	2,032,589
RBC Bearings, Inc. (a)	5,077	3,041,580
Regal Rexnord Corp.	10,828	2,328,345
Ryder System, Inc.	6,266	1,590,123
Saia, Inc. (a)	4,200	1,885,044
Simpson Manufacturing Co., Inc.	6,943	1,324,238
Snap-on, Inc.	8,206	3,146,180
SPX Technologies, Inc. (a)	7,837	1,715,598
StandardAero, Inc. (a)	26,725	664,384
Stanley Black & Decker, Inc.	26,042	2,035,443
Sterling Infrastructure, Inc. (a)	4,732	2,439,914
Tetra Tech, Inc.	43,081	1,392,378
Textron, Inc.	28,840	2,767,486
The Middleby Corp. (a)	8,186	1,148,987
The Toro Company	16,285	1,549,843
U-Haul Holding Co. (a)	3,234	166,098

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Industrials — 25.3% (continued)
U-Haul Holding Co.	14,957	713,299
UL Solutions, Inc., Cl. A	9,843	890,693
Valmont Industries, Inc.	3,141	1,595,754
Watts Water Technologies, Inc., Cl. A	4,413	1,324,606
WESCO International, Inc.	6,881	2,402,295
Woodward, Inc.	9,689	3,517,010
XPO, Inc. (a)	18,527	4,078,349
Zurn Elkay Water Solutions Corp.	22,424	1,165,151
		157,208,879
Information Technology — 11.3%
Advanced Energy Industries, Inc.	6,058	2,325,727
Akamai Technologies, Inc. (a),(b)	22,965	2,364,936
Amkor Technology, Inc.	18,788	1,310,463
Appfolio, Inc., Cl. A (a)	4,166	696,097
Applied Digital Corp. (a),(b)	36,380	1,246,015
Aurora Innovation, Inc. (a),(b)	186,891	1,098,919
Bentley Systems, Inc., Cl. B (b)	28,455	928,202
BitMine Immersion Technologies, Inc. (b)	65,203	1,395,344
Cognex Corp.	27,372	1,519,420
Docusign, Inc. (a)	30,612	1,407,846
Dolby Laboratories, Inc., Cl. A	8,891	570,269
Dropbox, Inc., Cl. A (a)	31,228	758,528
D-Wave Quantum, Inc. (a),(b)	50,696	1,028,115
Dynatrace, Inc. (a)	49,943	1,808,436
Elastic NV (a)	12,983	602,801
EPAM Systems, Inc. (a)	9,168	1,043,135
F5, Inc. (a)	9,446	3,059,559
Fabrinet (a)	5,813	3,973,011
Gen Digital, Inc.	91,637	1,767,678
Gitlab, Inc., Cl. A (a)	20,260	448,556
Guidewire Software, Inc. (a)	13,019	1,801,699
InterDigital, Inc.	3,945	1,169,929
Klaviyo, Inc., Cl. A (a)	17,731	356,216
Kyndryl Holdings, Inc. (a)	32,013	442,420
Lattice Semiconductor Corp. (a)	22,394	2,738,338
MACOM Technology Solutions Holdings, Inc. (a)	9,850	2,773,858
Manhattan Associates, Inc. (a)	10,227	1,410,201
MKS, Inc.	10,216	2,898,790
Nutanix, Inc., Cl. A (a)	39,033	1,596,059
Onto Innovation, Inc. (a)	7,949	2,345,432
Pegasystems, Inc. (b)	13,908	508,337
Procore Technologies, Inc. (a)	19,858	1,123,566
Qorvo, Inc. (a)	14,066	1,325,299
Rambus, Inc. (a)	17,597	2,025,591
Rigetti Computing, Inc. (a)	48,643	848,820
Rubrik, Inc., Cl. A (a)	20,907	1,111,834
SailPoint, Inc. (a)	15,784	180,253
Sanmina Corp. (a)	8,095	1,763,253
ServiceTitan, Inc., Cl. A (a)	7,389	439,350
SiTime Corp. (a)	3,507	1,971,460

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Information Technology — 11.3% (continued)
Skyworks Solutions, Inc.	22,958	1,610,963
TD Synnex Corp.	12,053	2,750,254
Twilio, Inc., Cl. A (a)	23,750	3,516,425
UiPath, Inc., Cl. A (a),(b)	70,509	726,243
Unity Software, Inc. (a)	48,815	1,289,692
Zebra Technologies Corp., Cl. A (a)	8,629	1,952,398
		70,029,737
Materials — 5.9%
Albemarle Corp.	18,998	3,736,907
Alcoa Corp.	41,695	2,659,724
AptarGroup, Inc.	9,996	1,236,305
Avery Dennison Corp.	12,681	2,078,796
Axalta Coating Systems Ltd. (a)	35,312	1,004,273
Ball Corp.	43,633	2,665,104
CF Industries Holdings, Inc.	25,041	3,110,092
Coeur Mining, Inc. (a)	102,693	1,845,393
Commercial Metals Co.	16,686	1,150,667
Crown Holdings, Inc.	18,035	1,773,021
Eagle Materials, Inc.	4,790	1,006,427
Eastman Chemical Co.	17,371	1,269,646
Hecla Mining Co.	107,378	1,934,952
MP Materials Corp. (a),(b)	21,952	1,449,710
NewMarket Corp.	1,220	824,256
Royal Gold, Inc.	13,396	3,126,358
RPM International, Inc.	20,804	2,119,720
Solstice Advanced Materials, Inc.	25,650	2,102,018
The Mosaic Company	48,386	1,125,942
Westlake Corp.	5,561	641,072
		36,860,383
Real Estate — 7.9%
Agree Realty Corp. (b),(c)	17,907	1,380,809
Alexandria Real Estate Equities, Inc. (c)	26,633	1,078,903
American Healthcare REIT, Inc. (c)	28,770	1,460,941
American Homes 4 Rent, Cl. A (c)	53,019	1,688,125
Brixmor Property Group, Inc. (c)	48,335	1,454,400
BXP, Inc. (c)	23,477	1,372,465
Camden Property Trust (c)	17,734	1,862,425
CareTrust REIT, Inc. (c)	35,836	1,413,730
CubeSmart (c)	35,282	1,428,215
EastGroup Properties, Inc. (c)	8,897	1,790,076
Equity LifeStyle Properties, Inc. (c)	29,313	1,855,220
Federal Realty Investment Trust (c)	12,452	1,380,927
First Industrial Realty Trust, Inc. (c)	22,505	1,395,535
Gaming and Leisure Properties, Inc. (c)	42,980	2,082,811
Healthcare Realty Trust, Inc. (c)	55,360	1,035,232
Healthpeak Properties, Inc. (c)	114,741	1,855,362
Host Hotels & Resorts, Inc. (c)	112,124	2,369,180
Jones Lang LaSalle, Inc. (a)	7,720	2,455,964
Kimco Realty Corp. (c)	105,017	2,482,602
Lamar Advertising Co., Cl. A (c)	13,712	1,890,062

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Real Estate — 7.9% (continued)
Lineage, Inc. (c)	10,004	368,947
NNN REIT, Inc. (c)	31,849	1,394,668
Omega Healthcare Investors, Inc. (c)	46,505	2,184,340
Regency Centers Corp. (c)	27,121	2,111,370
Rexford Industrial Realty, Inc. (c)	35,686	1,280,770
STAG Industrial, Inc. (c)	29,228	1,127,616
UDR, Inc. (c)	51,658	1,877,252
Vornado Realty Trust (c)	25,543	763,480
WP Carey, Inc. (c)	34,532	2,518,419
Zillow Group, Inc., Cl. A (a)	9,569	426,873
Zillow Group, Inc., Cl. C (a)	26,935	1,195,914
		48,982,633
Utilities — 2.5%
Brookfield Renewable Corp.	24,556	890,400
Essential Utilities, Inc.	41,521	1,586,102
IDACORP, Inc.	8,474	1,251,949
National Fuel Gas Co.	14,770	1,246,293
OGE Energy Corp.	34,869	1,701,607
Oklo, Inc. (a),(b)	18,828	1,365,030
Pinnacle West Capital Corp.	18,776	1,947,447
Talen Energy Corp. (a)	7,427	2,765,963
The AES Corp.	116,411	1,682,139
UGI Corp.	33,829	1,220,889
		15,657,819
Total Equity Securities - Common Stocks (cost $568,555,926)		619,222,552

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,284,435)	3.61	1,284,435	1,284,435
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $2,871,908)	3.61	2,871,908	2,871,908
Total Investments (cost $572,712,269)		100.4%	623,378,895
Liabilities, Less Cash and Receivables		(.4%)	(2,502,790)
Net Assets		100.0%	620,876,105

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $37,575,608 and the value of the collateral was
$37,292,423, consisting of cash collateral of $2,871,908 and U.S. Government & Agency securities valued at $34,420,515.  In addition, the value of collateral may include pending sales that are also on loan.

SCHEDULES OF INVESTMENTS (Unaudited) (continued)
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon US Mid Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .2%	894,346	24,088,250	(23,698,161)	1,284,435	18,822
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .5%	8,364,346	40,238,986	(45,731,424)	2,871,908	52,516 ††
Total - .7%	9,258,692	64,327,236	(69,429,585)	4,156,343	71,338

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon US Mid Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Micro E-mini S&P MidCap 400	4	6/18/2026	1,361,464	1,460,480	99,016
Gross Unrealized Appreciation					99,016
See notes to financial statements.

SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon US Small Cap Core Equity ETF
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Communication Services — 2.1%
Array Digital Infrastructure, Inc.	489	24,298
Atlanta Braves Holdings, Inc., Cl. C (a)	1,644	81,230
Cargurus, Inc. (a)	2,690	98,077
Cinemark Holdings, Inc.	3,808	112,412
Globalstar, Inc. (a)	1,828	150,444
Grindr, Inc. (a),(b)	1,662	22,221
IAC, Inc. (a)	2,476	110,331
Liberty Global Ltd., Cl. A (a)	5,972	69,156
Liberty Global Ltd., Cl. C (a)	4,977	56,439
Madison Square Garden Sports Corp. (a)	607	207,873
Magnite, Inc. (a)	4,886	62,614
Nexstar Media Group, Inc.	1,032	214,800
NIQ Global Intelligence PLC (a),(b)	2,558	27,959
Rumble, Inc. (a),(b)	4,150	31,250
Sphere Entertainment Co. (a)	906	129,060
Stubhub Holdings, Inc., Cl. A (a),(b)	7,009	51,096
Telephone and Data Systems, Inc.	3,579	161,270
Trump Media & Technology Group Corp. (a)	6,017	55,056
ZoomInfo Technologies, Inc. (a)	9,307	58,169
		1,723,755
Consumer Discretionary — 12.9%
Abercrombie & Fitch Co., Cl. A (a)	1,631	139,206
Academy Sports & Outdoors, Inc.	2,394	131,287
Acushnet Holdings Corp.	990	95,852
Advance Auto Parts, Inc. (b)	2,194	130,565
American Eagle Outfitters, Inc.	5,729	99,799
Asbury Automotive Group, Inc. (a)	707	144,009
Bath & Body Works, Inc.	7,456	144,945
Boot Barn Holdings, Inc. (a)	1,094	187,566
Boyd Gaming Corp.	1,969	171,205
Bright Horizons Family Solutions, Inc. (a)	2,044	165,789
Brightstar Lottery PLC	3,524	46,270
Brinker International, Inc. (a)	1,588	241,757
Brunswick Corp.	2,417	192,031
Caesars Entertainment, Inc. (a)	7,092	197,158
Capri Holdings Ltd. (a)	4,296	83,815
Cavco Industries, Inc. (a)	263	133,341
Champion Homes, Inc. (a)	2,013	153,451
Choice Hotels International, Inc. (b)	998	98,882
Columbia Sportswear Co. (b)	982	59,823
Covista, Inc. (a)	1,290	148,634
Crocs, Inc. (a)	1,847	188,357
Dana, Inc.	4,192	152,798
Dorman Products, Inc. (a)	940	105,759
Driven Brands Holdings, Inc. (a)	2,081	28,239
Etsy, Inc. (a)	3,534	227,378

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 12.9% (continued)
Frontdoor, Inc. (a)	2,585	177,408
Garrett Motion, Inc.	5,633	144,261
Gentex Corp.	7,984	184,510
Global Business Travel Group I (a),(b)	8,776	51,427
Graham Holdings Co., Cl. B	110	123,476
Grand Canyon Education, Inc. (a)	981	165,858
Green Brick Partners, Inc. (a)	1,073	72,363
Group 1 Automotive, Inc.	460	164,160
H&R Block, Inc.	4,905	155,636
Harley-Davidson, Inc.	3,929	93,864
Hilton Grand Vacations, Inc. (a),(b)	2,443	114,748
Installed Building Products, Inc.	823	237,477
KB Home	2,234	118,380
Kontoor Brands, Inc.	1,980	145,253
Laureate Education, Inc. (a)	4,585	137,986
LCI Industries	851	101,456
Lear Corp.	1,839	233,792
Liberty Live Holdings, Inc., Cl. A (a)	735	67,039
Liberty Live Holdings, Inc., Cl. C (a)	1,606	150,322
Life Time Group Holdings, Inc. (a)	4,054	108,688
Lucid Group, Inc. (a),(b)	5,338	34,003
M/I Homes, Inc. (a)	934	122,812
Macy’s, Inc.	8,678	169,655
Meritage Homes Corp.	2,575	173,400
Navan, Inc., Cl. A (a)	2,591	45,317
Patrick Industries, Inc.	1,127	104,811
Peloton Interactive, Inc., Cl. A (a)	13,837	75,412
Polaris, Inc.	1,935	128,232
PVH Corp.	1,641	150,053
Red Rock Resorts, Inc., Cl. A	1,833	98,909
RH (a)	557	73,502
Rush Street Interactive, Inc. (a)	3,468	97,451
Shake Shack, Inc., Cl. A (a)	1,381	141,497
Signet Jewelers Ltd.	1,313	116,896
Sonic Automotive, Inc., Cl. A	552	43,470
Steven Madden Ltd.	2,589	97,243
Stride, Inc. (a)	1,490	144,768
Taylor Morrison Home Corp. (a)	3,449	209,492
The Buckle, Inc.	1,104	61,393
The Cheesecake Factory, Inc.	1,654	103,987
The Goodyear Tire & Rubber Company (a)	10,299	72,917
Thor Industries, Inc.	1,830	144,643
Travel + Leisure Co.	2,252	145,614
Tri Pointe Homes, Inc. (a)	3,043	142,686
Urban Outfitters, Inc. (a)	2,034	143,072
Vail Resorts, Inc. (b)	1,308	166,351
Valvoline, Inc. (a),(b)	4,579	152,160
VF Corp.	13,386	253,397
Victoria’s Secret & Co. (a)	2,599	134,706
Visteon Corp.	1,020	113,944

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 12.9% (continued)
Warby Parker, Inc., Cl. A (a),(b)	3,633	80,362
Whirlpool Corp. (b)	1,914	107,299
Wyndham Hotels & Resorts, Inc.	2,691	218,994
YETI Holdings, Inc. (a)	2,840	112,066
		10,396,534
Consumer Staples — 2.5%
BellRing Brands, Inc. (a)	4,324	76,967
Cal-Maine Foods, Inc. (b)	1,720	132,887
Coty, Inc., Cl. A (a)	10,604	26,086
Darling Ingredients, Inc. (a)	5,657	363,349
elf Beauty, Inc. (a),(b)	2,089	133,633
Freshpet, Inc. (a)	1,667	112,323
Interparfums, Inc.	664	60,570
Lamb Weston Holdings, Inc.	4,974	216,618
National Beverage Corp. (a)	951	32,543
Post Holdings, Inc. (a)	1,594	166,972
PriceSmart, Inc.	911	142,954
Reynolds Consumer Products, Inc.	1,955	40,996
Seaboard Corp.	9	51,173
The Boston Beer Company, Inc., Cl. A (a)	277	65,660
The Chefs’ Warehouse, Inc. (a)	1,279	99,250
The Marzetti Company	698	90,936
The Vita Coco Company, Inc. (a)	1,464	96,609
Tootsie Roll Industries, Inc.	749	31,623
WD-40 Co.	490	102,881
		2,044,030
Energy — 6.9%
Archrock, Inc.	6,088	235,910
Cactus, Inc., Cl. A	2,492	138,854
California Resources Corp.	2,445	166,896
Centrus Energy Corp., Cl. A (a),(b)	593	125,099
Chord Energy Corp.	2,060	299,936
CNX Resources Corp. (a)	4,857	188,986
Comstock Resources, Inc. (a),(b)	3,413	59,455
Core Natural Resources, Inc.	1,754	157,404
Crescent Energy Co., Cl. A (b)	8,283	111,406
CVR Energy, Inc. (a),(b)	1,269	42,055
Excelerate Energy, Inc., Cl. A	878	30,642
Golar LNG Ltd.	3,505	192,740
Gulfport Energy Corp. (a)	558	107,437
Helmerich & Payne, Inc.	3,475	140,321
Kinetik Holdings, Inc. (b)	1,514	76,518
Kodiak Gas Services, Inc.	2,404	162,991
Liberty Energy, Inc.	5,728	193,549
Magnolia Oil & Gas Corp., Cl. A	6,509	196,832
Matador Resources Co.	4,262	270,381
Murphy Oil Corp. (b)	4,828	201,617
Noble Corp. PLC	4,677	238,667
NOV, Inc.	13,546	277,151
Oceaneering International, Inc. (a)	3,616	135,745

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Energy — 6.9% (continued)
Patterson-UTI Energy, Inc.	12,713	155,353
PBF Energy, Inc., Cl. A	3,291	142,698
Peabody Energy Corp.	4,012	106,960
Scorpio Tankers, Inc.	1,714	139,400
Solaris Energy Infrastructure, Inc.	1,485	109,652
Tidewater, Inc. (a)	1,666	148,824
Transocean Ltd. (a)	34,941	238,298
Uranium Energy Corp. (a)	17,253	256,897
Valaris Ltd. (a)	2,229	227,313
Weatherford International PLC	2,538	280,068
		5,556,055
Financials — 16.8%
Accelerant Holdings, Cl. A (a),(b)	2,115	27,516
Ameris Bancorp	2,326	198,292
Artisan Partners Asset Management, Inc., Cl. A	2,332	87,310
Associated Banc-Corp.	6,003	169,045
Assured Guaranty Ltd.	1,556	127,436
Atlantic Union Bankshares Corp.	5,171	194,688
Axos Financial, Inc. (a)	1,857	179,089
Banc of California, Inc.	5,269	98,688
BancFirst Corp.	746	83,261
Bank of Hawaii Corp.	1,428	113,540
Bank OZK	3,855	185,657
BankUnited, Inc.	2,690	125,031
BGC Group, Inc., Cl. A	12,306	138,196
Blackstone Mortgage Trust, Inc., Cl. A (c)	5,600	106,344
Bread Financial Holdings, Inc.	1,654	140,226
Brighthouse Financial, Inc. (a)	2,041	127,073
Cathay General Bancorp	2,383	133,520
Central BanCo Inc.	2,644	71,441
CNO Financial Group, Inc.	3,434	152,641
Cohen & Steers, Inc.	990	69,587
Community Financial System, Inc.	1,946	123,299
Credit Acceptance Corp. (a),(b)	217	109,566
CVB Financial Corp.	4,458	90,809
Dave, Inc. (a)	286	77,789
DigitalBridge Group, Inc.	6,007	93,469
Dlocal Ltd.	2,948	40,918
Eastern Bankshares, Inc.	7,952	160,869
Enact Holdings, Inc.	941	40,209
Enova International, Inc. (a)	857	145,184
Essent Group Ltd.	3,478	210,489
Euronet Worldwide, Inc. (a)	1,454	105,241
F&G Annuities & Life, Inc.	1,367	39,151
FB Financial Corp.	1,617	87,431
Federated Hermes, Inc.	2,700	156,843
First BanCorp.	5,534	134,366
First Financial Bancorp	3,693	111,824
First Financial Bankshares, Inc.	4,263	137,567
First Hawaiian, Inc.	4,528	123,524

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 16.8% (continued)
First Interstate BancSystem, Inc., Cl. A (b)	3,190	113,213
FirstCash Holdings, Inc.	1,308	285,432
Flagstar Bank NA	11,202	156,492
FNB Corp.	12,771	227,962
Fulton Financial Corp.	6,475	139,795
GCM Grosvenor, Inc., Cl. A	2,434	26,579
Genworth Financial, Inc. (a)	14,782	129,934
Glacier Bancorp, Inc. (b)	4,595	225,385
Goosehead Insurance, Inc., Cl. A (a)	734	32,876
HA Sustainable Infrastructure Capital, Inc. (b)	4,414	185,167
Hancock Whitney Corp.	3,179	214,614
Home BancShares, Inc.	6,544	175,837
Independent Bank Corp.	1,754	136,794
International Bancshares Corp.	1,918	137,597
Janus Henderson Group PLC	4,444	229,355
Kemper Corp.	1,986	66,908
Lazard, Inc.	3,353	162,621
Lemonade, Inc. (a)	2,143	121,380
Marqeta, Inc., Cl. A (a)	13,654	59,258
Mechanics Bancorp, Cl. A	1,747	25,794
Mercury General Corp.	954	92,834
MGIC Investment Corp.	7,993	211,655
Miami International Holdings, Inc. (a)	2,575	119,712
Moelis & Co., Cl. A	2,659	173,154
NCR Atleos Corp. (a)	2,637	117,030
Nelnet, Inc., Cl. A	629	89,129
Neptune Insurance Holdings, Inc., Cl. A (a)	1,640	41,213
NMI Holdings, Inc. (a)	2,751	106,491
Oscar Health, Inc., Cl. A (a)	7,801	144,007
Palomar Holdings, Inc. (a)	936	112,676
Park National Corp.	520	89,539
Paymentus Holdings, Inc., Cl. A (a)	1,894	53,127
PennyMac Financial Services, Inc.	1,051	94,895
Piper Sandler Companies	2,564	223,581
Radian Group, Inc.	4,842	173,489
Remitly Global, Inc. (a)	5,660	123,897
Renasant Corp.	3,369	134,389
Rithm Capital Corp. (b),(c)	20,600	201,468
RLI Corp.	3,052	158,002
Seacoast Banking Corp. of Florida	3,511	110,491
Selective Insurance Group, Inc.	2,176	182,675
ServisFirst Bancshares, Inc.	1,827	145,466
Sezzle, Inc. (a),(b)	600	47,760
Shift4 Payments, Inc., Cl. A (a),(b)	2,457	108,796
Simmons First National Corp., Cl. A	5,190	110,339
SiriusPoint Ltd. (a)	3,652	85,493
SLM Corp.	6,909	159,460
StoneX Group, Inc. (a)	2,509	266,029
Texas Capital Bancshares, Inc. (a)	1,622	163,335
TFS Financial Corp.	1,827	27,478

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 16.8% (continued)
The Baldwin Insurance Group, Inc. (a),(b)	2,818	64,025
The Bancorp, Inc. (a)	1,503	89,925
The Hanover Insurance Group, Inc.	1,273	238,929
The Western Union Company (b)	11,729	106,617
Towne Bank	2,686	95,514
United Bankshares, Inc.	5,062	221,766
United Community Banks, Inc.	4,399	146,619
Upstart Holdings, Inc. (a),(b)	3,094	97,709
Valley National Bancorp	17,385	235,914
Victory Capital Holdings, Inc., Cl. A (b)	1,616	126,872
Virtu Financial, Inc., Cl. A	2,914	144,709
WaFd, Inc.	2,725	96,465
Webull Corp. (a),(b)	4,126	28,181
WesBanco, Inc.	3,448	118,542
WEX, Inc. (a)	1,162	174,684
White Mountains Insurance Group Ltd.	89	198,647
WSFS Financial Corp.	1,978	142,357
		13,565,207
Health Care — 11.2%
ACADIA Pharmaceuticals, Inc. (a)	6,035	135,486
ADMA Biologics, Inc. (a)	8,106	83,086
Alignment Healthcare, Inc. (a)	5,925	133,549
Alkermes PLC (a)	5,601	188,810
Alphatec Holdings, Inc. (a)	3,306	32,267
Amneal Pharmaceuticals, Inc. (a)	3,829	49,279
Apellis Pharmaceuticals, Inc. (a)	3,433	140,581
Apogee Therapeutics, Inc. (a)	1,817	150,611
Arcus Biosciences, Inc. (a)	3,121	79,586
Arcutis Biotherapeutics, Inc. (a)	3,711	86,169
Bausch + Lomb Corp. (a)	1,468	23,341
Beam Therapeutics, Inc. (a),(b)	3,386	102,697
Billiontoone, Inc., Cl. A (a),(b)	768	57,638
BrightSpring Health Services, Inc. (a)	4,162	199,651
Catalyst Pharmaceuticals, Inc. (a)	4,075	114,630
Celcuity, Inc. (a)	978	118,680
CG oncology, Inc. (a)	2,055	137,151
Cogent Biosciences, Inc. (a)	4,161	148,922
Concentra Group Holdings Parent, Inc.	4,002	89,925
Corcept Therapeutics, Inc. (a)	3,335	155,144
CorVel Corp. (a)	1,013	58,207
Crinetics Pharmaceuticals, Inc. (a)	3,142	121,847
Denali Therapeutics, Inc. (a)	5,106	95,584
DENTSPLY SIRONA, Inc.	7,030	82,602
Disc Medicine, Inc. (a)	986	65,027
Dyne Therapeutics, Inc. (a)	4,423	77,624
Envista Holdings Corp. (a)	5,968	154,810
GeneDx Holdings Corp. (a)	721	45,344
Glaukos Corp. (a)	2,071	297,541
GRAIL, Inc. (a)	1,185	64,559
Haemonetics Corp. (a)	1,703	102,333

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Health Care — 11.2% (continued)
HeartFlow, Inc. (a)	3,054	90,887
Hinge Health, Inc., Cl. A (a)	1,278	56,999
ICU Medical, Inc. (a)	760	90,592
Ideaya Biosciences, Inc. (a)	2,925	85,117
ImmunityBio, Inc. (a),(b)	11,949	84,838
Immunovant, Inc. (a)	2,751	74,676
Indivior Pharmaceuticals, Inc. (a)	4,014	147,635
Inspire Medical Systems, Inc. (a)	932	52,322
Integer Holdings Corp. (a)	1,251	110,726
IRhythm Holdings, Inc. (a)	1,162	150,084
Kiniksa Pharmaceuticals International PLC (a)	1,564	84,112
Krystal Biotech, Inc. (a)	858	225,019
Kymera Therapeutics, Inc. (a),(b)	1,938	157,114
Lantheus Holdings, Inc. (a)	2,341	198,095
LifeStance Health Group, Inc. (a)	5,528	41,847
Ligand Pharmaceuticals, Inc. (a)	702	161,074
LivaNova PLC (a)	1,974	118,637
Merit Medical Systems, Inc. (a)	2,101	143,246
Mineralys Therapeutics, Inc. (a)	1,696	45,198
Mirum Pharmaceuticals, Inc. (a),(b)	1,598	155,501
Nuvation Bio, Inc. (a)	7,959	35,418
Option Care Health, Inc. (a)	5,649	114,844
PACS Group, Inc. (a)	1,630	54,687
Praxis Precision Medicines, Inc. (a)	859	273,875
Prestige Consumer Healthcare, Inc. (a)	1,730	97,434
Privia Health Group, Inc. (a)	3,693	91,771
Protagonist Therapeutics, Inc. (a)	2,151	212,884
PTC Therapeutics, Inc. (a)	2,877	187,178
RadNet, Inc. (a),(b)	2,514	142,167
Recursion Pharmaceuticals, Inc., Cl. A (a),(b)	13,989	48,402
Rhythm Pharmaceuticals, Inc. (a)	2,335	189,976
Scholar Rock Holding Corp. (a)	2,527	117,783
Soleno Therapeutics, Inc. (a)	1,629	86,044
Sotera Health Co. (a)	7,534	117,229
Supernus Pharmaceuticals, Inc. (a)	1,944	93,312
Tarsus Pharmaceuticals, Inc. (a)	1,305	83,011
Teleflex, Inc.	1,602	198,504
Terns Pharmaceuticals, Inc. (a)	2,737	144,869
TG Therapeutics, Inc. (a)	5,373	181,500
TransMedics Group, Inc. (a),(b)	1,192	120,142
Travere Therapeutics, Inc. (a)	3,185	134,152
Ultragenyx Pharmaceutical, Inc. (a)	3,381	83,477
Vaxcyte, Inc. (a)	4,658	266,624
Vera Therapeutics, Inc. (a)	1,749	62,282
Veracyte, Inc. (a)	2,855	93,987
Viking Therapeutics, Inc. (a)	3,856	120,230
Viridian Therapeutics, Inc. (a)	3,045	41,047
		9,059,229
Industrials — 17.4%
AAR Corp. (a)	1,398	154,297

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 17.4% (continued)
ABM Industries, Inc.	2,186	89,189
Alamo Group, Inc.	343	59,490
Alaska Air Group, Inc. (a)	4,154	162,463
Alliance Laundry Holdings, Inc. (a),(b)	6,690	169,725
Amentum Holdings, Inc. (a)	5,143	134,901
Arcosa, Inc.	1,827	231,061
Argan, Inc.	479	320,920
Atkore, Inc.	1,201	93,858
Atmus Filtration Technologies, Inc.	2,978	188,805
Avis Budget Group, Inc. (a),(b)	624	112,738
AZZ, Inc.	1,116	159,633
Beta Technologies, Inc., Cl. A (a),(b)	4,612	73,469
Boise Cascade Co.	1,407	111,533
Brady Corp., Cl. A	1,549	126,739
CBIZ, Inc. (a)	1,526	46,543
Clarivate PLC (a),(b)	13,654	39,187
Concentrix Corp. (b)	1,268	30,204
Construction Partners, Inc., Cl. A (a)	1,702	210,469
Copa Holdings SA, Cl. A	1,071	123,893
CSW Industrials, Inc. (b)	598	174,138
EnerSys	1,327	282,996
Enpro, Inc.	728	212,248
Eos Energy Enterprises, Inc. (a),(b)	10,605	71,054
ESCO Technologies, Inc.	932	301,921
Everus Construction Group, Inc. (a)	1,744	257,118
Exponent, Inc.	1,773	118,596
Federal Signal Corp.	2,189	269,532
Firefly Aerospace, Inc. (a),(b)	2,572	88,991
First Advantage Corp. (a),(b)	2,777	35,435
Fluence Energy, Inc. (a)	2,422	29,500
Franklin Electric Co., Inc.	1,394	139,665
FTI Consulting, Inc. (a)	1,094	196,154
Gates Industrial Corp. PLC (a)	8,913	228,262
GATX Corp.	1,245	243,920
Granite Construction, Inc.	1,566	214,652
Griffon Corp.	1,359	123,900
GXO Logistics, Inc. (a)	4,204	240,175
Hayward Holdings, Inc. (a)	7,233	108,567
Herc Holdings, Inc. (b)	1,137	144,308
Hexcel Corp.	2,858	268,280
HNI Corp.	2,569	93,871
Hub Group, Inc., Cl. A	2,174	95,286
Huron Consulting Group, Inc. (a)	612	79,967
Intuitive Machines, Inc. (a),(b)	4,181	105,988
Kadant, Inc.	428	125,460
KBR, Inc.	4,580	171,704
Kirby Corp. (a)	1,948	293,252
Korn Ferry	2,038	135,405
Landstar System, Inc.	1,232	226,774
Legence Corp., Cl. A (a)	988	85,916

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 17.4% (continued)
Matson, Inc.	1,101	192,047
Maximus, Inc.	2,037	133,668
McGrath RentCorp	937	103,585
Mercury Systems, Inc. (a)	1,927	152,060
MSC Industrial Direct Co., Inc., Cl. A (b)	1,571	160,666
Mueller Water Products, Inc., Cl. A	5,556	154,957
MYR Group, Inc. (a)	551	223,050
OPENLANE, Inc. (a)	3,772	118,592
Planet Labs PBC (a)	9,249	341,936
Plug Power, Inc. (a),(b)	48,112	150,591
Powell Industries, Inc. (b)	1,035	286,974
Primoris Services Corp.	1,935	350,525
Resideo Technologies, Inc. (a)	5,325	220,295
Robert Half, Inc.	3,660	97,393
Rush Enterprises, Inc., Cl. A	2,188	161,978
Rush Enterprises, Inc., Cl. B	286	20,838
RXO, Inc. (a)	5,897	117,763
Schneider National, Inc., Cl. B	1,366	42,469
Science Applications International Corp.	1,622	156,961
Sensata Technologies Holding PLC	5,284	220,026
SiteOne Landscape Supply, Inc. (a)	1,587	200,041
SkyWest, Inc. (a)	1,388	113,983
Standex International Corp. (b)	432	117,936
Sunrun, Inc. (a)	8,381	106,690
Tecnoglass, Inc.	928	39,978
Terex Corp.	4,032	250,790
The Brink’s Company	1,486	158,631
The GEO Group, Inc. (a)	5,201	96,271
The Timken Company	2,275	252,275
TIC Solutions, Inc. (a)	6,926	63,304
Trex Co., Inc. (a)	3,885	152,292
TriNet Group, Inc.	956	43,766
Trinity Industries, Inc.	2,950	96,200
Tutor Perini Corp.	1,586	147,371
UFP Industries, Inc.	2,039	182,470
UniFirst Corp.	524	133,887
Verra Mobility Corp. (a)	5,706	84,620
Vicor Corp. (a)	831	223,763
VSE Corp.	822	141,121
WillScot Holdings Corp.	6,464	146,345
Worthington Enterprises, Inc.	1,124	60,999
Xometry, Inc., Cl. A (a)	1,592	81,622
		14,102,881
Information Technology — 15.6%
ACI Worldwide, Inc. (a)	3,866	167,089
ACM Research, Inc., Cl. A (a)	1,872	96,764
Agilysys, Inc. (a)	784	50,223
Alarm.com Holdings, Inc. (a)	1,716	76,208
Alkami Technology, Inc. (a),(b)	2,411	38,046
Allegro MicroSystems, Inc. (a),(b)	4,529	219,656

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 15.6% (continued)
Ambarella, Inc. (a)	1,472	101,274
Appian Corp., Cl. A (a)	1,197	24,886
Arrow Electronics, Inc. (a)	1,856	348,612
Asana, Inc., Cl. A (a)	2,798	17,683
AvePoint, Inc. (a)	4,864	47,424
Avnet, Inc.	2,928	241,589
Axcelis Technologies, Inc. (a)	1,093	152,047
Badger Meter, Inc.	1,060	128,165
Belden, Inc.	1,423	160,059
BigBear.ai Holdings, Inc. (a),(b)	15,868	63,155
BILL Holdings, Inc. (a)	3,522	133,836
Blackbaud, Inc. (a)	1,353	50,291
BlackLine, Inc. (a),(b)	1,753	54,781
Box, Inc., Cl. A (a)	5,172	125,162
Braze, Inc., Cl. A (a)	3,068	67,588
Calix, Inc. (a)	2,172	94,612
CCC Intelligent Solutions Holdings, Inc. (a)	20,932	109,684
Cipher Digital, Inc. (a),(b)	7,928	140,643
Cirrus Logic, Inc. (a)	1,831	298,599
Cleanspark, Inc. (a),(b)	9,231	115,664
Clear Secure, Inc., Cl. A	3,162	168,819
Clearwater Analytics Holdings, Inc., Cl. A (a)	10,397	251,607
Commvault Systems, Inc. (a)	1,595	157,714
Core Scientific, Inc. (a)	10,684	213,680
Crane NXT Co.	1,800	80,424
DigitalOcean Holdings, Inc. (a),(b)	2,345	226,128
Diodes, Inc. (a)	1,649	176,690
DXC Technology Co. (a)	6,243	70,671
Enphase Energy, Inc. (a)	4,594	151,418
Extreme Networks, Inc. (a)	4,906	108,374
FormFactor, Inc. (a)	2,828	384,410
Freshworks, Inc., Cl. A (a)	7,313	59,674
Globant SA (a)	1,594	65,721
Hut 8 Corp. (a),(b)	3,555	269,398
Impinj, Inc. (a)	889	128,834
Insight Enterprises, Inc. (a)	914	66,631
Intapp, Inc. (a)	2,735	61,401
IPG Photonics Corp. (a),(b)	930	110,596
Itron, Inc. (a)	1,646	137,935
JFrog Ltd. (a)	3,605	167,416
Kulicke & Soffa Industries, Inc.	1,913	163,561
Life360, Inc. (a),(b)	2,770	119,359
Littelfuse, Inc.	897	362,540
MARA Holdings, Inc. (a),(b)	13,679	164,011
Mirion Technologies, Inc. (a)	8,646	170,758
nCino, Inc. (a)	3,152	55,097
Netskope, Inc., Cl. A (a)	3,158	31,454
Novanta, Inc. (a)	1,289	166,964
Ondas, Inc. (a),(b)	13,491	135,450
OSI Systems, Inc. (a)	578	165,840

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 15.6% (continued)
Plexus Corp. (a)	946	237,049
Power Integrations, Inc. (b)	1,937	140,839
Q2 Holdings, Inc. (a)	2,234	113,376
Qualys, Inc. (a)	1,364	118,573
Quantum Computing, Inc. (a),(b)	6,925	62,464
Ralliant Corp.	4,267	193,892
RingCentral, Inc., Cl. A (b)	2,557	102,843
Riot Platforms, Inc. (a)	12,271	211,552
Semtech Corp. (a)	3,341	350,972
SentinelOne, Inc., Cl. A (a)	11,563	163,732
Silicon Laboratories, Inc. (a)	1,162	252,967
SoundHound AI, Inc., Cl. A (a),(b)	13,578	108,081
SPS Commerce, Inc. (a)	1,340	75,201
Synaptics, Inc. (a)	1,471	137,671
Tenable Holdings, Inc. (a)	3,876	80,970
Teradata Corp. (a)	3,375	88,931
Terawulf, Inc. (a),(b)	9,680	210,346
TTM Technologies, Inc. (a)	3,730	590,161
Universal Display Corp.	1,595	138,909
Varonis Systems, Inc. (a)	4,057	106,699
Vertex, Inc., Cl. A (a)	2,539	31,407
Viasat, Inc. (a)	4,339	285,983
Viavi Solutions, Inc. (a)	7,986	418,466
Vishay Intertechnology, Inc.	4,096	118,661
Vistance Networks, Inc.	7,796	99,750
Vontier Corp.	5,334	191,384
Workiva, Inc. (a)	1,878	100,435
Zeta Global Holdings Corp., Cl. A (a),(b)	7,258	133,692
		12,581,321
Materials — 4.7%
Alpha Metallurgical Resources, Inc. (a)	386	71,970
Ardagh Metal Packaging SA	5,207	20,047
Ashland, Inc.	1,658	88,305
Aura Minerals, Inc.	1,197	101,470
Avient Corp.	3,241	120,176
Balchem Corp.	1,158	187,156
Cabot Corp.	1,861	143,223
Celanese Corp.	3,647	247,121
Century Aluminum Co. (a)	1,863	110,737
Cleveland-Cliffs, Inc. (a)	20,042	204,428
Element Solutions, Inc.	8,091	344,596
Graphic Packaging Holding Co.	10,479	99,865
Greif, Inc., Cl. A	953	62,174
Hawkins, Inc.	692	115,875
HB Fuller Co.	1,947	117,832
Knife River Corp. (a)	1,949	180,380
Louisiana-Pacific Corp.	2,285	164,954
Materion Corp.	742	136,387
Olin Corp.	4,080	116,198
Perimeter Solutions, Inc. (a)	5,058	153,257

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Materials — 4.7% (continued)
Perpetua Resources Corp. (a)	2,981	82,305
Quaker Chemical Corp.	490	66,586
Sensient Technologies Corp.	1,527	173,528
Silgan Holdings, Inc.	2,923	118,528
Sonoco Products Co.	3,548	177,258
The Scotts Miracle-Gro Company	1,559	97,749
United States Lime & Minerals, Inc.	386	41,561
USA Rare Earth, Inc. (a),(b)	3,807	98,868
Warrior Met Coal, Inc.	1,883	169,188
		3,811,722
Real Estate — 6.2%
Acadia Realty Trust (c)	4,871	105,311
Americold Realty Trust, Inc. (c)	10,308	126,067
Apple Hospitality REIT, Inc. (c)	7,880	106,144
Broadstone Net Lease, Inc. (c)	6,674	132,145
Compass, Inc., Cl. A (a)	17,153	129,848
COPT Defense Properties (c)	4,097	128,031
Cousins Properties, Inc. (c)	6,289	161,061
Curbline Properties Corp. (b),(c)	3,451	95,248
Cushman & Wakefield Ltd. (a)	6,111	85,798
EPR Properties (c)	2,722	151,915
Essential Properties Realty Trust, Inc. (c)	7,113	223,562
Fermi, Inc. (a),(b)	6,988	35,848
Four Corners Property Trust, Inc. (c)	3,779	96,629
Highwoods Properties, Inc. (c)	3,863	93,910
Howard Hughes Holdings, Inc. (a)	1,440	89,669
Independence Realty Trust, Inc. (c)	8,903	145,208
Kilroy Realty Corp. (c)	4,298	142,951
Kite Realty Group Trust (c)	7,805	204,179
Landbridge Co. LLC, Cl. A (b)	870	59,795
LXP Industrial Trust (c)	2,139	108,918
Medical Properties Trust, Inc. (b),(c)	18,856	93,149
Millrose Properties, Inc. (c)	4,271	130,992
National Health Investors, Inc. (c)	1,670	128,440
National Storage Affiliates Trust (c)	2,558	108,868
Newmark Group, Inc., Cl. A	5,471	88,192
Opendoor Technologies, Inc. (a)	30,890	166,188
Outfront Media, Inc. (c)	5,062	156,163
Phillips Edison & Co., Inc. (c)	4,585	184,157
Rayonier, Inc. (c)	9,976	211,591
Ryman Hospitality Properties, Inc. (c)	2,216	232,879
Sabra Health Care REIT, Inc. (b),(c)	8,820	182,221
SL Green Realty Corp. (c)	2,592	109,927
Tanger, Inc. (c)	4,087	151,546
Terreno Realty Corp. (c)	3,800	247,760
The Macerich Company (c)	9,451	205,370
The St. Joe Company	1,960	126,557
Urban Edge Properties (c)	4,708	103,199
		5,049,436

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Utilities — 3.5%
American States Water Co.	1,424	107,213
Avista Corp.	2,930	120,423
Black Hills Corp.	2,695	202,907
California Water Service Group	2,180	92,083
Chesapeake Utilities Corp.	885	111,616
Clearway Energy, Inc., Cl. A	1,106	44,716
Clearway Energy, Inc., Cl. C	3,131	126,367
MDU Resources Group, Inc.	6,980	157,259
MGE Energy, Inc.	1,314	105,409
New Jersey Resources Corp.	3,596	202,491
Northwestern Energy Group, Inc.	2,286	165,369
ONE Gas, Inc.	2,167	193,340
Ormat Technologies, Inc.	2,148	246,805
Otter Tail Corp.	1,361	121,456
Portland General Electric Co.	4,056	210,628
Southwest Gas Holdings, Inc.	2,040	191,862
Spire, Inc.	2,086	190,202
TXNM Energy, Inc.	3,574	211,080
		2,801,226
Total Equity Securities - Common Stocks (cost $72,980,278)		80,691,396

Number of Rights
Rights — .0%
Health Care — .0%
Akero Therapeutics, Inc. (a) (cost $0)	2,074	1,348

	1-Day Yield (%)	Shares
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $122,860)	3.61	122,860	122,860
Investment of Cash Collateral for Securities Loaned — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,504,710)	3.61	1,504,710	1,504,710
Total Investments (cost $74,607,848)		101.8%	82,320,314
Liabilities, Less Cash and Receivables		(1.8%)	(1,471,707)
Net Assets		100.0%	80,848,607

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $7,574,795 and the value of the collateral was
$7,514,345, consisting of cash collateral of $1,504,710 and U.S. Government & Agency securities valued at $6,009,635.  In addition, the value of collateral may include pending sales that are also on loan.

SCHEDULES OF INVESTMENTS (Unaudited) (continued)
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon US Small Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	71,588	1,987,063	(1,935,791)	122,860	1,957
Investment of Cash Collateral for Securities Loaned - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.9%	1,162,418	6,453,616	(6,111,324)	1,504,710	17,747 ††
Total - 2.0%	1,234,006	8,440,679	(8,047,115)	1,627,570	19,704

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon US Small Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	1	6/18/2026	132,579	140,390	7,811
Gross Unrealized Appreciation					7,811
See notes to financial statements.

SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon International Equity ETF
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7%
Australia — 6.3%
AGL Energy Ltd.	27,667	190,557
ALS Ltd.	22,752	348,088
Ampol Ltd.	10,558	266,963
ANZ Group Holdings Ltd.	145,744	3,840,277
APA Group	62,835	467,111
Aristocrat Leisure Ltd.	25,984	883,245
ASX Ltd.	8,874	387,901
Atlas Arteria Ltd.	48,443	167,175
Aurizon Holdings Ltd.	84,211	252,466
BHP Group Ltd.	229,092	8,847,973
BHP Group Ltd.	12,756	502,755
BlueScope Steel Ltd.	21,528	461,076
Brambles Ltd.	65,718	1,069,219
CAR Group Ltd.	16,213	295,721
Charter Hall Group	22,034	319,202
Cochlear Ltd.	3,258	220,179
Coles Group Ltd.	63,227	1,005,053
Commonwealth Bank of Australia	80,742	10,080,850
Computershare Ltd.	23,275	505,018
CSL Ltd.	22,789	2,037,693
Dexus	54,770	245,318
EBOS Group Ltd.	8,184	102,534
Endeavour Group Ltd.	70,593	170,022
Evolution Mining Ltd.	99,743	853,350
Fortescue Ltd.	74,019	1,045,692
Goodman Group	95,095	2,022,338
Insurance Australia Group Ltd.	112,213	605,872
IREN Ltd.(a),(b)	15,192	691,388
JB Hi-Fi Ltd.	5,497	304,230
Lynas Rare Earths Ltd.(a)	41,805	571,358
Macquarie Group Ltd.	17,358	2,933,683
Medibank Private Ltd.	136,057	458,766
Mineral Resources Ltd.(a)	8,082	370,190
Mirvac Group	206,975	252,967
National Australia Bank Ltd.	145,306	4,166,166
NEXTDC Ltd.(a)	34,743	355,693
Northern Star Resources Ltd.	63,149	953,419
Orica Ltd.	23,108	349,049
Origin Energy Ltd.	80,658	701,666
PLS Group Ltd.(a)	141,336	611,712
Pro Medicus Ltd.	2,181	210,743
Qantas Airways Ltd.	74,465	450,242
QBE Insurance Group Ltd.	73,057	1,173,391
Ramsay Health Care Ltd.	8,884	248,971
REA Group Ltd.	2,075	253,385
Reece Ltd.	10,432	102,826

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Australia — 6.3% (continued)
Rio Tinto Ltd.(b)	17,751	2,136,368
Santos Ltd.	149,648	860,714
Scentre Group	261,877	698,504
SEEK Ltd.	14,949	148,746
SGH Ltd.	8,096	225,490
Sigma Healthcare Ltd.	218,418	438,117
Sonic Healthcare Ltd.	20,395	289,887
South32 Ltd.	210,839	610,877
Stockland	125,669	365,916
Suncorp Group Ltd.	51,885	638,248
Technology One Ltd.	14,899	299,818
Telstra Group Ltd.	530,052	2,027,346
The GPT Group	100,688	343,850
The Lottery Corp., Ltd.	113,301	449,646
TPG Telecom Ltd.	19,401	58,443
Transurban Group	145,771	1,467,226
Vicinity Ltd.	199,195	359,460
Washington H Soul Pattinson & Co. Ltd.	16,885	511,921
Wesfarmers Ltd.	54,373	2,850,544
Westpac Banking Corp.	165,018	4,567,619
Whitehaven Coal Ltd.	37,810	228,613
WiseTech Global Ltd.	8,608	264,382
Woodside Energy Group Ltd.	90,825	2,190,765
Woolworths Group Ltd.	58,557	1,447,801
Worley Ltd.	18,956	161,088
		75,994,882
Austria — .3%
ANDRITZ AG	3,458	293,278
BAWAG Group AG(c)	3,459	591,188
Erste Group Bank AG	14,223	1,571,658
EVN AG	2,328	79,058
OMV AG	7,141	503,861
Raiffeisen Bank International AG	6,162	335,394
Strabag SE, BR	882	93,013
Verbund AG	2,807	211,230
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,790	134,384
voestalpine AG	5,586	287,661
Wienerberger AG	4,847	140,097
		4,240,822
Belgium — .8%
Ackermans & van Haaren NV	979	321,786
Ageas SA	8,539	668,111
Anheuser-Busch InBev SA	46,179	3,488,560
Colruyt Group NV	996	38,369
D’ieteren Group	1,032	212,579
Elia Group SA(a)	2,043	338,870
Financiere de Tubize SA	968	222,219
Groupe Bruxelles Lambert NV	3,632	338,710
KBC Group NV	11,738	1,559,366
Lotus Bakeries NV	19	228,674

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Belgium — .8% (continued)
Sofina SA	847	216,599
Syensqo SA	3,141	207,624
UCB SA	5,767	1,564,061
Warehouses De Pauw, CVA	9,780	256,982
		9,662,510
Canada — 11.9%
Agnico Eagle Mines Ltd.	24,069	4,516,894
Alamos Gold, Inc., Cl. A	19,255	766,748
Alimentation Couche-Tard, Inc.	33,744	1,992,262
AltaGas Ltd.	13,885	519,349
ARC Resources Ltd.	28,277	669,374
AtkinsRealis Group, Inc.	7,645	526,461
Bank of Montreal	34,147	5,189,160
Barrick Mining Corp.	81,642	3,201,259
BCE, Inc.	44,759	1,061,509
Bombardier, Inc., Cl. B(a)	4,234	897,878
Brookfield Corp.	106,871	4,817,086
Brookfield Wealth Solutions Ltd.	1,825	82,260
CAE, Inc.(a)	16,111	420,205
Cameco Corp.	20,998	2,576,039
Canadian Imperial Bank of Commerce	44,098	4,910,685
Canadian National Railway Co.	26,161	2,932,469
Canadian Natural Resources Ltd.	97,745	4,656,370
Canadian Pacific Kansas City Ltd.	43,210	3,750,517
Canadian Tire Corp. Ltd., Cl. A	2,462	341,706
Canadian Utilities Ltd., Cl. A	6,900	245,817
CCL Industries, Inc., Cl. B	7,232	455,779
Celestica, Inc.(a)	5,495	2,251,452
Cenovus Energy, Inc.	63,383	1,850,592
CGI, Inc.	9,673	631,861
Choice Properties Real Estate Investment Trust	14,287	158,185
Constellation Software, Inc.	945	1,717,600
Dollarama, Inc.	12,907	1,646,209
Emera, Inc.	14,882	792,373
Empire Co. Ltd.	5,507	188,139
Enbridge, Inc.	104,597	5,789,683
Fairfax Financial Holdings Ltd.	1,018	1,758,124
First Quantum Minerals Ltd.(a)	31,868	778,730
FirstService Corp.	1,725	230,672
Fortis, Inc.	23,656	1,350,083
Franco-Nevada Corp.	9,064	2,086,898
George Weston Ltd.	7,426	534,840
GFL Environmental, Inc.	11,438	457,991
Gildan Activewear, Inc.	8,291	513,505
Great-West Lifeco, Inc.	12,941	690,073
Hydro One Ltd.(c)	15,547	666,610
iA Financial Corp., Inc.	4,447	571,174
IGM Financial, Inc.	4,639	258,108
Imperial Oil Ltd.	6,651	889,145
Intact Financial Corp.	8,356	1,606,862

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Canada — 11.9% (continued)
Ivanhoe Mines Ltd., Cl. A(a)	33,598	271,529
Keyera Corp.	11,510	443,792
Kinross Gold Corp.	56,187	1,698,696
Loblaw Cos., Ltd.	25,627	1,179,019
Lundin Gold, Inc.	4,701	315,300
Lundin Mining Corp.	32,902	842,674
Magna International, Inc.	12,821	814,323
Manulife Financial Corp.	81,042	3,180,114
Metro, Inc.	10,259	686,345
National Bank of Canada	18,855	2,840,371
Nutrien Ltd.	23,746	1,801,318
Open Text Corp.	11,907	269,353
Pan American Silver Corp.	20,220	1,055,938
Pembina Pipeline Corp.	27,719	1,287,688
Power Corp. of Canada	25,756	1,433,980
Quebecor, Inc., Cl. B	6,844	287,517
Rogers Communications, Inc., Cl. B	17,419	632,848
Royal Bank of Canada	67,780	12,166,139
Saputo, Inc.	11,652	352,103
Shopify, Inc., Cl. A(a)	56,349	6,825,967
Stantec, Inc.	5,289	482,076
Sun Life Financial, Inc.	27,122	1,950,209
Suncor Energy, Inc.	57,149	3,908,184
TC Energy Corp.	49,932	3,341,273
Teck Resources Ltd., Cl. B	20,799	1,211,785
TELUS Corp.	71,621	895,065
TFI International, Inc.	3,427	489,363
The Bank of Nova Scotia	59,265	4,601,517
The Toronto-Dominion Bank	81,630	8,775,930
Thomson Reuters Corp.	6,119	584,162
Tourmaline Oil Corp.	17,241	833,486
Waste Connections, Inc.	12,295	2,021,254
Wheaton Precious Metals Corp.	22,139	2,790,838
WSP Global, Inc.	6,573	1,091,395
		143,310,287
Chile — .1%
Antofagasta PLC	16,942	817,149
China — .1%
BYD Electronic International Co. Ltd.(b)	34,500	116,530
China Mengniu Dairy Co. Ltd.	167,000	369,868
CSPC Pharmaceutical Group Ltd.	408,000	438,013
Fosun International Ltd.	73,500	38,562
Qingdao Port International Co. Ltd., Cl. H(c)	11,000	10,742
Yangzijiang Shipbuilding Holdings Ltd.	137,300	464,656
		1,438,371
Denmark — 1.4%
AP Moller - Maersk A/S, Cl. A	148	347,109
AP Moller - Maersk A/S, Cl. B	207	490,196
Carlsberg A/S, Cl. B	4,160	563,061
Coloplast A/S, Cl. B	5,725	354,010

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Denmark — 1.4% (continued)
Danske Bank A/S	30,181	1,550,720
DSV A/S	9,145	2,237,403
Genmab A/S(a)	2,896	768,314
Novo Nordisk A/S, Cl. B	152,185	6,504,194
Novonesis Novozymes B, Cl. B	17,673	1,084,500
Orsted A/S(a),(c)	22,468	600,842
Pandora A/S	3,231	245,390
Tryg A/S	14,584	349,827
Vestas Wind Systems A/S	49,113	1,504,592
		16,600,158
Faroe Islands — .0%
Bakkafrost P/F	3,065	152,219
Finland — 1.1%
Elisa OYJ	6,904	334,801
Fortum OYJ	21,718	546,211
Kesko OYJ, Cl. B	12,642	310,830
Kone OYJ, Cl. B	16,098	1,023,498
Metso OYJ	30,703	528,716
Neste OYJ	21,077	726,154
Nokia OYJ	245,602	3,055,332
Nordea Bank Abp	149,593	2,805,922
Orion OYJ, Cl. B	5,277	425,265
Sampo OYJ, Cl. A	116,398	1,208,383
Stora Enso OYJ, Cl. R	24,344	270,146
UPM-Kymmene OYJ	24,933	744,936
Wartsila OYJ Abp	22,934	961,771
		12,941,965
France — 7.0%
Air Liquide SA	27,044	5,808,014
AXA SA	80,381	3,860,264
BNP Paribas SA	48,096	5,034,260
Bollore SE	29,521	185,961
Bouygues SA	9,368	552,533
Capgemini SE	7,131	861,595
Cie de Saint-Gobain SA	21,695	1,975,882
Cie Generale des Etablissements Michelin SCA	30,497	1,103,284
Credit Agricole SA	45,228	880,441
Danone SA	30,532	2,390,327
Dassault Systemes SE	31,441	704,258
Engie SA	84,822	2,792,973
EssilorLuxottica SA	14,171	3,012,966
Hermes International SCA	1,530	2,913,798
Kering SA	3,431	936,353
Legrand SA	12,048	2,145,372
L’Oreal SA	10,785	4,631,017
LVMH Moet Hennessy Louis Vuitton SE	12,446	6,590,330
Orange SA	88,014	1,834,657
Pernod Ricard SA	8,733	643,747
Publicis Groupe SA	11,195	1,042,440
Safran SA	16,541	5,297,125

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
France — 7.0% (continued)
Sanofi SA	51,299	4,803,264
Sartorius Stedim Biotech	1,288	236,756
Schneider Electric SE	25,860	8,147,987
Societe Generale SA	30,425	2,442,623
Thales SA	4,202	1,152,928
TotalEnergies SE	98,008	9,115,820
Vinci SA	22,976	3,463,326
		84,560,301
Germany — 7.1%
adidas AG	7,726	1,335,882
Allianz SE	18,258	8,331,412
BASF SE	42,272	2,714,397
Bayer AG	47,937	2,139,643
Bayerische Motoren Werke AG	13,140	1,201,047
Beiersdorf AG	4,384	362,968
BioNTech SE, ADR(a)	4,903	510,442
Commerzbank AG	33,572	1,386,625
Continental AG	5,092	383,357
Daimler Truck Holding AG	24,004	1,209,098
Deutsche Bank AG	85,089	2,645,057
Deutsche Boerse AG	8,729	2,678,663
Deutsche Post AG	43,981	2,599,196
Deutsche Telekom AG	168,303	5,443,076
E.ON SE	106,076	2,350,525
Fresenius Medical Care AG	10,505	475,786
Fresenius SE & Co. KGaA	19,759	956,103
Hannover Rueck SE	2,878	869,666
Hapag-Lloyd AG(c)	305	39,427
Heidelberg Materials AG	6,078	1,342,895
Henkel AG & Co. KGaA	4,717	325,079
Infineon Technologies AG	62,889	4,214,584
Knorr-Bremse AG	3,185	370,066
Mercedes-Benz Group AG	33,415	1,943,603
Merck KGaA	5,929	765,398
MTU Aero Engines AG	2,562	875,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,259	3,750,349
Rheinmetall AG	2,224	3,537,091
RWE AG	32,126	2,335,738
SAP SE	49,452	8,440,393
Siemens AG	35,484	10,512,252
Siemens Energy AG	35,522	7,524,590
Siemens Healthineers AG(c)	13,761	563,044
Talanx AG	2,681	348,774
Volkswagen AG	1,645	169,714
Vonovia SE	34,696	932,439
		85,583,837
Hong Kong — 2.0%
AIA Group Ltd.	502,400	5,454,491
Alibaba Health Information Technology Ltd.(a),(b)	216,000	120,494
Budweiser Brewing Co. APAC Ltd.(b),(c)	73,400	71,866

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Hong Kong — 2.0% (continued)
Cathay Pacific Airways Ltd.	44,000	65,042
China Gas Holdings Ltd.	144,800	134,195
Chow Tai Fook Jewellery Group Ltd.	68,200	92,544
CK Asset Holdings Ltd.	87,500	545,748
CK Hutchison Holdings Ltd.	124,500	1,033,825
CK Infrastructure Holdings Ltd.	28,500	239,023
CLP Holdings Ltd.	89,000	853,218
Futu Holdings Ltd., ADR	2,817	435,255
Galaxy Entertainment Group Ltd.	96,000	406,365
Geely Automobile Holdings Ltd.	307,000	897,437
Hang Lung Properties Ltd.	84,000	98,650
Henderson Land Development Co. Ltd.(b)	64,000	251,466
HK Electric Investments & HK Electric Investments Ltd.	139,000	113,382
HKT Trust & HKT Ltd.	189,000	306,164
Hong Kong & China Gas Co. Ltd.	512,507	473,008
Hong Kong Exchanges & Clearing Ltd.	57,900	3,048,088
Hongkong Land Holdings Ltd.	47,668	377,531
Jardine Matheson Holdings Ltd.	10,124	687,318
Link REIT	125,103	626,014
MTR Corp. Ltd.(b)	77,000	327,904
Power Assets Holdings Ltd.	69,000	568,559
Prudential PLC	119,828	1,787,846
Regencell Bioscience Holdings Ltd.(a),(b)	1,249	36,496
Sino Biopharmaceutical Ltd.	446,000	308,578
Sino Land Co. Ltd.	176,000	280,611
SITC International Holdings Co. Ltd.	62,000	258,645
Sun Hung Kai Properties Ltd.	72,000	1,248,138
Swire Pacific Ltd., Cl. A	16,500	178,612
Swire Properties Ltd.	57,000	181,905
Techtronic Industries Co. Ltd.	74,000	1,057,042
The Wharf Holdings Ltd.	46,000	151,851
WH Group Ltd.(c)	341,000	414,402
Wharf Real Estate Investment Co. Ltd.	78,000	242,351
Xinyi Glass Holdings Ltd.(b)	78,851	97,132
Zijin Gold International Co. Ltd.(a)	10,700	205,975
		23,677,171
Ireland — .7%
AerCap Holdings NV	8,388	1,192,857
AIB Group PLC	99,732	1,146,272
Bank of Ireland Group PLC	43,828	860,643
Experian PLC	44,191	1,614,708
ICON PLC(a)	3,312	391,909
James Hardie Industries PLC, CDI(a)	27,916	584,042
Kerry Group PLC, Cl. A	7,052	597,263
Kingspan Group PLC	7,296	673,131
Ryanair Holdings PLC	49,327	1,297,287
		8,358,112
Israel — 1.4%
Airport City Ltd.(a)	2,927	54,432
Amot Investments Ltd.	13,924	95,275

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Israel — 1.4% (continued)
Azrieli Group Ltd.	2,008	320,910
Bank Hapoalim BM	62,641	1,676,495
Bank Leumi Le-Israel BM	71,130	1,796,953
Bezeq The Israeli Telecommunication Corp. Ltd.	128,303	349,034
Big Shopping Centers Ltd.	764	201,601
Camtek Ltd.(a)	1,276	238,200
Cellebrite DI Ltd.(a)	4,658	60,554
Check Point Software Technologies Ltd.(a)	3,938	442,907
Clal Insurance Enterprises Holdings Ltd.	2,939	253,964
Delek Group Ltd.	472	160,987
Elbit Systems Ltd.	1,287	1,065,296
Energix-Renewable Energies Ltd.	13,407	99,548
Enlight Renewable Energy Ltd.(a)	6,490	577,959
Etoro Group Ltd., Cl. A(a)	1,144	40,704
Fattal Holdings 1998 Ltd.(a)	461	114,776
Global-e Online Ltd.(a)	4,969	155,878
Harel Insurance Investments & Financial Services Ltd.	5,193	321,907
ICL Group Ltd.	35,745	191,793
Israel Corp. Ltd.(b)	205	58,379
Israel Discount Bank Ltd., Cl. A	60,061	667,717
Mega Or Holdings Ltd.	1,179	241,459
Melisron Ltd.	1,432	212,121
Menora Mivtachim Holdings Ltd.	845	137,706
Migdal Insurance & Financial Holdings Ltd.(a)	27,716	176,596
Mivne Real Estate KD Ltd.	29,183	141,261
Mizrahi Tefahot Bank Ltd.	7,216	567,082
Monday.com Ltd.(a)	1,410	92,877
Next Vision Stabilized Systems Ltd.	3,307	378,516
Nice Ltd.(a)	3,070	309,480
Nova Ltd.(a)	1,530	753,818
Oddity Tech Ltd., Cl. A(a)	146	2,091
OPC Energy Ltd.(a)	7,094	297,250
Phoenix Financial Ltd.	11,600	696,672
Plus500 Ltd.	3,170	193,753
Shapir Engineering and Industry Ltd.(a)	6,613	92,963
Shikun & Binui Ltd.(a)	15,830	105,635
Shufersal Ltd.	13,908	207,337
Strauss Group Ltd.	2,526	109,523
Tel Aviv Stock Exchange, Ltd.	3,023	152,269
Teva Pharmaceutical Industries Ltd.(a)	55,011	1,934,232
The First International Bank of Israel Ltd.	2,303	192,297
Tower Semiconductor Ltd.(a)	5,231	1,074,143
Wix.com Ltd.(a),(b)	2,195	163,945
		17,178,295
Italy — 2.7%
A2A SpA	84,692	240,918
Banca Mediolanum SpA	10,059	219,828
Banca Monte dei Paschi di Siena SpA	91,404	970,567
Banco BPM SpA	52,092	756,803
BPER Banca SPA	67,884	998,097

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Italy — 2.7% (continued)
Davide Campari-Milano NV	29,677	219,319
Enel SpA	365,405	4,253,800
Eni SpA	99,306	2,795,777
Ferrari NV	5,818	2,002,053
FinecoBank Banca Fineco SpA	29,123	720,149
Generali	42,924	1,918,408
Infrastrutture Wireless Italiane SpA(b),(c)	15,934	135,045
Intesa Sanpaolo SpA	682,167	4,621,240
Leonardo SpA	19,257	1,197,689
Moncler SpA	9,918	596,141
Poste Italiane SpA(c)	21,710	575,297
PRADA SpA	28,500	126,242
Prysmian SpA	13,585	2,038,993
Recordati Industria Chimica e Farmaceutica SpA	4,918	286,376
Snam SpA	97,656	770,498
Telecom Italia SpA(a)	508,406	400,413
Telecom Italia SpA(a)	307,588	283,312
Terna - Rete Elettrica Nazionale	67,196	807,948
UniCredit SpA	68,137	5,244,874
Unipol Assicurazioni SpA	16,532	430,521
		32,610,308
Japan — 21.8%
ABC-Mart, Inc.(b)	3,900	66,400
Acom Co. Ltd.	21,500	68,710
Advantest Corp.	35,100	6,329,894
Aeon Co. Ltd.(b)	115,630	1,114,204
AGC, Inc.	8,900	317,425
Air Water, Inc.	8,900	125,999
Aisin Corp.	23,900	379,536
Ajinomoto Co., Inc.	41,000	1,331,738
Alfresa Holdings Corp.	7,400	111,705
ALSOK Co. Ltd.	20,200	153,074
Amada Co. Ltd.	16,900	283,527
ANA Holdings, Inc.	20,900	346,966
Asahi Group Holdings Ltd.	68,700	678,648
Asahi Intecc Co. Ltd.	9,700	204,145
Asahi Kasei Corp.	60,200	589,688
Asics Corp.	30,200	854,130
Astellas Pharma, Inc.	85,700	1,220,653
Azbil Corp.	21,100	187,699
Bandai Namco Holdings, Inc.	26,600	614,989
BayCurrent, Inc.	5,200	167,908
Bridgestone Corp.	52,000	1,083,437
Brother Industries Ltd.	10,200	194,230
Canon, Inc.	43,100	1,102,082
Capcom Co. Ltd.	15,700	330,922
Central Japan Railway Co.	44,600	1,065,584
Chubu Electric Power Co., Inc.	30,000	515,076
Chugai Pharmaceutical Co. Ltd.	30,100	1,558,927
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	124,290

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
Cosmos Pharmaceutical Corp.	1,600	61,701
CyberAgent, Inc.	21,100	168,108
Dai Nippon Printing Co. Ltd.	20,800	393,953
Daifuku Co. Ltd.	16,400	709,563
Daiichi Life Group, Inc.	167,900	1,542,874
Daiichi Sankyo Co. Ltd.	82,900	1,369,367
Daikin Industries Ltd.	12,800	1,794,148
Daito Trust Construction Co. Ltd.	12,800	287,358
Daiwa House Industry Co. Ltd.	27,400	837,186
Daiwa House REIT Investment Corp.	222	177,934
Daiwa Securities Group, Inc.(b)	63,600	595,597
Denso Corp.	78,500	943,022
Dentsu Group, Inc.(a),(b)	9,000	171,494
Disco Corp.	4,300	2,030,841
East Japan Railway Co.	47,200	1,020,475
Ebara Corp.	23,200	788,656
Eisai Co. Ltd.	11,200	334,989
Electric Power Development Co. Ltd.	8,200	201,723
ENEOS Holdings, Inc.	128,100	1,079,455
FANUC Corp.	44,600	1,956,702
Fast Retailing Co. Ltd.	8,400	3,944,711
Food & Life Cos., Ltd.	4,600	266,363
Fuji Electric Co. Ltd.	7,000	584,506
Fuji Media Holdings, Inc.	6,500	159,985
FUJIFILM Holdings Corp.	56,100	1,034,613
Fujikura Ltd.	70,200	2,674,862
Fujitsu Ltd.	86,500	1,755,336
Fukuoka Financial Group, Inc.	8,900	363,883
GLP J-REIT	243	210,118
GMO Payment Gateway, Inc.(b)	2,300	114,189
Hakuhodo DY Holdings, Inc.(b)	14,500	97,111
Hamamatsu Photonics KK	14,400	185,898
Hankyu Hanshin Holdings, Inc.	14,200	409,404
Haseko Corp.	10,500	181,516
Hikari Tsushin, Inc.	700	169,746
Hirose Electric Co. Ltd.	1,400	194,984
Hitachi Construction Machinery Co. Ltd.	4,300	150,152
Hitachi Ltd.	208,400	6,492,510
Honda Motor Co. Ltd.	223,900	1,809,574
Hoshizaki Corp.	4,800	156,186
Hoya Corp.	16,200	3,008,328
Hulic Co. Ltd.	27,300	307,660
Ibiden Co. Ltd.	11,400	980,645
Idemitsu Kosan Co. Ltd.	42,700	367,448
IHI Corp.	49,400	899,385
Iida Group Holdings Co. Ltd.	7,000	98,721
Inpex Corp.	42,000	1,112,281
Isetan Mitsukoshi Holdings Ltd.	15,000	284,196
Isuzu Motors Ltd.	26,700	365,644
ITOCHU Corp.	299,700	3,706,446

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
J Front Retailing Co. Ltd.	14,100	205,645
Japan Airlines Co. Ltd.	18,800	294,408
Japan Exchange Group, Inc.	50,300	598,156
Japan Metropolitan Fund Invest	310	229,080
Japan Post Bank Co. Ltd.	66,900	1,147,979
Japan Post Holdings Co. Ltd.	83,200	967,893
Japan Post Insurance Co. Ltd.	22,900	222,928
Japan Real Estate Investment Corp.	342	261,020
Japan Tobacco, Inc.	53,200	1,991,117
JFE Holdings, Inc.	25,400	277,981
JX Advanced Metals Corp.	25,800	788,628
Kajima Corp.	21,000	819,738
Kandenko Co. Ltd.	4,500	196,363
Kansai Paint Co. Ltd.(b)	6,700	100,155
Kao Corp.	20,500	763,198
Kawasaki Heavy Industries Ltd.	36,300	745,203
Kawasaki Kisen Kaisha Ltd.	16,800	274,720
KDDI Corp.	147,600	2,432,450
Keio Corp.	20,700	97,394
Keisei Electric Railway Co. Ltd.(b)	17,800	126,311
Kewpie Corp.	4,000	106,340
Keyence Corp.	8,800	4,003,956
Kikkoman Corp.	34,500	314,057
Kinden Corp.	5,100	272,794
Kintetsu Group Holdings Co. Ltd.	8,800	187,170
Kioxia Holdings Corp.(a)	7,900	1,893,520
Kirin Holdings Company Ltd.	39,300	621,833
Kobe Bussan Co. Ltd.	6,200	106,073
Koei Tecmo Holdings Co. Ltd.	3,400	33,348
Koito Manufacturing Co. Ltd.	9,400	152,543
Kokusai Electric Corp.	6,600	268,624
Komatsu Ltd.	42,000	1,757,404
Konami Group Corp.	4,600	554,800
Kubota Corp.	44,500	724,983
Kuraray Co. Ltd.	13,900	145,826
Kurita Water Industries Ltd.	5,000	268,945
Kyocera Corp.	64,900	1,122,564
Kyoto Financial Group, Inc.	15,100	417,814
Kyowa Kirin Co. Ltd.	10,200	153,744
Kyushu Electric Power Co., Inc.	20,100	216,642
Kyushu Railway Co.	6,400	146,538
Lasertec Corp.	3,700	1,007,964
Lixil Corp.	15,900	164,271
LY Corp.	130,000	342,038
M3, Inc.	21,500	206,350
Makita Corp.	10,800	404,418
Marubeni Corp.	70,000	2,712,358
Marui Group Co. Ltd.	8,100	155,275
MatsukiyoCocokara & Co.	16,100	234,866
Mazda Motor Corp.	25,100	162,016

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
McDonald’s Holdings Co. Japan Ltd.(b)	3,900	202,087
Mebuki Financial Group, Inc.	46,500	385,312
Medipal Holdings Corp.	8,600	154,158
MEIJI Holdings Co. Ltd.	10,800	255,622
Metaplanet, Inc.(a)	51,900	107,970
Minebea Mitsumi, Inc.	17,000	338,904
MISUMI Group, Inc.	14,000	320,641
Mitsubishi Chemical Group Corp.	60,100	349,658
Mitsubishi Corp.	162,100	5,161,794
Mitsubishi Electric Corp.	92,400	3,674,065
Mitsubishi Estate Co. Ltd.	55,700	1,576,043
Mitsubishi Gas Chemical Co., Inc.	8,800	247,088
Mitsubishi HC Capital, Inc.	40,000	363,358
Mitsubishi Heavy Industries Ltd.	149,000	4,388,086
Mitsubishi Motors Corp.(b)	38,900	76,010
Mitsubishi UFJ Financial Group, Inc.	548,200	9,854,691
Mitsui & Co. Ltd.	116,100	4,368,243
Mitsui Chemicals, Inc.	17,100	206,787
Mitsui Fudosan Co. Ltd.	132,400	1,440,131
Mitsui Kinzoku Co. Ltd.	2,500	675,633
Mitsui O.S.K. Lines Ltd.	17,400	659,003
Mizuho Financial Group, Inc.	118,060	5,064,288
MonotaRO Co. Ltd.	9,700	115,010
MS&AD Insurance Group Holdings, Inc.	61,500	1,583,172
Murata Manufacturing Co. Ltd.	80,400	2,645,368
NEC Corp.	60,100	1,572,829
Nexon Co. Ltd.	15,100	254,630
NGK Corp.	13,800	436,883
NH Foods Ltd.	3,700	153,284
Nichirei Corp.	9,300	111,958
NIDEC Corp.(a)	43,100	659,269
Nikon Corp.(b)	14,600	160,902
Nintendo Co. Ltd.	54,900	2,693,062
Nippon Building Fund, Inc.	390	326,275
Nippon Express Holdings, Inc.	8,800	230,298
Nippon Paint Holdings Co. Ltd.	39,800	251,263
Nippon Prologis REIT, Inc.	304	173,432
Nippon Sanso Holdings Corp.	8,100	286,360
Nippon Steel Corp.	246,000	898,413
Nippon Television Holdings, Inc.	7,500	142,457
Nippon Yusen KK	19,600	709,055
Nissan Chemical Corp.	5,700	246,434
Nissan Motor Co. Ltd.(a),(b)	105,600	239,900
Nisshin Seifun Group, Inc.	10,800	137,425
Nissin Foods Holdings Co. Ltd.(b)	8,600	153,857
Niterra Co. Ltd.	7,000	375,719
Nitori Holdings Co. Ltd.(b)	19,000	268,744
Nitto Denko Corp.	31,700	606,367
Nomura Holdings, Inc.	144,100	1,155,430
Nomura Real Estate Holdings, Inc.	26,100	169,386

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
Nomura Real Estate Master Fund, Inc.	192	197,752
Nomura Research Institute Ltd.	18,100	478,416
NTT, Inc.	2,538,400	2,470,285
Obayashi Corp.	31,800	742,517
OBIC Business Consultants Co. Ltd.	1,700	66,447
OBIC Co. Ltd.	14,400	382,364
Odakyu Electric Railway Co. Ltd.	14,000	140,710
Oji Holdings Corp.	38,500	202,076
Olympus Corp.	52,700	520,089
Omron Corp.	8,300	295,178
Ono Pharmaceutical Co. Ltd.	19,800	291,368
Open House Group Co. Ltd.	3,400	198,786
Oracle Corp.	1,400	77,225
Oriental Land Co. Ltd.	50,300	702,476
ORIX Corp.	54,100	1,821,113
Orix JREIT, Inc.	254	160,791
Osaka Gas Co. Ltd.	17,100	620,033
Otsuka Corp.	9,400	173,867
Otsuka Holdings Co. Ltd.	21,400	1,556,811
Pan Pacific International Holdings Corp.	90,000	510,807
Panasonic Holdings Corp.	107,500	2,197,266
Persol Holdings Co. Ltd.	92,100	137,352
Rakuten Bank Ltd.(a)	3,500	140,822
Rakuten Group, Inc.(a)	69,700	337,681
Recruit Holdings Co. Ltd.	70,600	3,290,206
Renesas Electronics Corp.	77,400	1,586,476
Resona Holdings, Inc.	104,800	1,296,416
Resonac Holdings Corp.	8,900	807,335
Ricoh Co. Ltd.	24,100	202,467
Rinnai Corp.	4,500	102,288
Rohm Co. Ltd.	15,500	336,103
Rohto Pharmaceutical Co. Ltd.	9,100	133,592
Ryohin Keikaku Co. Ltd.	24,000	553,958
Sanrio Co. Ltd.(b)	38,900	227,137
Santen Pharmaceutical Co. Ltd.	15,600	160,873
Sanwa Holdings Corp.	7,500	170,815
SBI Holdings, Inc.	27,400	552,354
SCREEN Holdings Co. Ltd.	7,800	509,199
SECOM Co. Ltd.	20,100	736,250
Sega Sammy Holdings, Inc.	5,900	85,786
Seibu Holdings, Inc.	9,600	225,565
Seiko Epson Corp.	14,600	195,328
Sekisui Chemical Co. Ltd.	19,100	288,685
Sekisui House Ltd.	28,200	613,650
Seven & i Holdings Co. Ltd.	107,900	1,288,286
SG Holdings Co. Ltd.	10,500	97,961
Sharp Corp.(a),(b)	9,100	32,491
Shimadzu Corp.	9,800	227,138
Shimamura Co. Ltd.	6,600	137,892
Shimano, Inc.	3,600	377,103

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
Shimizu Corp.	25,500	494,362
Shin-Etsu Chemical Co. Ltd.	80,900	3,740,796
Shionogi & Co. Ltd.	38,500	778,820
Shiseido Co. Ltd.	19,100	387,716
Shizuoka Financial Group, Inc.	22,300	391,483
SMC Corp.	2,700	1,310,845
SoftBank Corp.	1,355,700	1,919,721
SoftBank Group Corp.	180,400	6,008,153
Sojitz Corp.	9,100	340,295
Sompo Holdings, Inc.	43,500	1,609,199
Sony Financial Group, Inc.(b)	280,700	250,598
Sony Group Corp.	288,900	5,739,100
Square Enix Holdings Co. Ltd.	12,400	194,421
Stanley Electric Co. Ltd.	5,100	99,361
Subaru Corp.	26,800	401,816
Sugi Holdings Co. Ltd.	4,900	97,872
Sumitomo Chemical Co. Ltd.	72,100	234,467
Sumitomo Corp.	50,800	1,893,188
Sumitomo Electric Industries Ltd.	34,600	2,249,922
Sumitomo Forestry Co. Ltd.	23,100	204,385
Sumitomo Heavy Industries Ltd.	5,300	178,206
Sumitomo Metal Mining Co. Ltd.	11,800	709,559
Sumitomo Mitsui Financial Group, Inc.	187,700	6,602,230
Sumitomo Mitsui Trust Group, Inc.	30,400	1,004,507
Sumitomo Pharma Co. Ltd.(a),(b)	5,000	54,864
Sumitomo Realty & Development Co. Ltd.	41,000	1,267,113
Sumitomo Rubber Industries Ltd.	8,000	103,098
Sundrug Co. Ltd.	3,600	86,678
Suntory Beverage & Food Ltd.	5,000	143,550
Suzuki Motor Corp.	75,800	845,769
Sysmex Corp.	20,300	178,510
T&D Holdings, Inc.	25,400	614,638
Taisei Corp.	7,100	768,198
Takeda Pharmaceutical Co. Ltd.	73,600	2,475,173
TBS Holdings, Inc.	5,600	197,227
TDK Corp.	89,500	1,650,871
Terumo Corp.	64,600	823,242
The Chiba Bank Ltd.	30,400	421,745
The Kansai Electric Power Company, Inc.	43,900	701,901
The Yokohama Rubber Company Ltd.	5,800	233,066
TIS, Inc.	9,700	211,511
Tobu Railway Co. Ltd.	8,600	153,280
Toei Animation Co. Ltd.	3,300	55,068
Toho Co. Ltd.(b)	28,200	262,106
Tohoku Electric Power Co., Inc.	22,900	159,067
Tokio Marine Holdings, Inc.	84,600	3,888,129
Tokyo Century Corp.	6,400	87,849
Tokyo Electric Power Co. Holdings, Inc.(a)	75,100	283,809
Tokyo Electron Ltd.	21,900	6,203,637
Tokyo Gas Co. Ltd.	15,300	651,230

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Japan — 21.8% (continued)
Tokyo Metro Co. Ltd.	16,300	163,099
Tokyu Corp.	23,100	245,365
Tokyu Fudosan Holdings Corp.	26,800	228,742
TOPPAN Holdings, Inc.	9,900	293,769
Toray Industries, Inc.	68,500	490,019
Tosoh Corp.	15,500	238,675
TOTO Ltd.	6,900	238,872
Toyo Suisan Kaisha Ltd.	4,000	275,422
Toyota Motor Corp.	507,500	9,790,195
Toyota Tsusho Corp.	31,200	1,214,710
Trend Micro, Inc.	6,100	213,162
Tsuruha Holdings, Inc.(b)	14,700	193,054
Unicharm Corp.	48,400	281,712
United Urban Investment Corp.	151	170,171
USS Co. Ltd.	18,300	197,942
West Japan Railway Co.	20,400	368,607
Yakult Honsha Co. Ltd.(b)	14,500	252,840
Yamada Holdings Co. Ltd.	34,500	114,989
Yamaha Corp.	19,300	138,557
Yamaha Motor Co. Ltd.	40,100	283,020
Yamato Holdings Co. Ltd.	14,700	165,522
Yamazaki Baking Co. Ltd.(b)	6,400	134,000
Yaskawa Electric Corp.	10,700	376,912
Yokogawa Electric Corp.	10,600	369,534
Yokohama Financial Group, Inc.	51,300	486,140
Zensho Holdings Co. Ltd.	4,000	220,108
ZOZO, Inc.	16,900	113,670
		262,978,073
Luxembourg — .2%
ArcelorMittal SA	19,529	1,128,012
CVC Capital Partners PLC(b),(c)	30,811	468,049
Tenaris SA	15,626	499,127
Zabka Group SA(a)	22,307	142,162
		2,237,350
Macau — .0%
MGM China Holdings Ltd.(b)	31,200	46,519
Sands China Ltd.	108,000	224,995
		271,514
Mexico — .0%
Fresnillo PLC	9,342	410,661
Netherlands — 5.0%
ABN AMRO Bank NV, CVA	26,366	915,177
Adyen NV(a),(c)	1,321	1,485,288
Airbus SE	28,381	5,822,153
Argenx SE(a)	2,938	2,302,205
ASM International NV	2,234	2,176,662
ASML Holding NV	18,239	26,153,521
EXOR NV	3,540	277,393
Ferrovial SE	22,858	1,566,983
Heineken Holding NV	5,856	414,910

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Netherlands — 5.0% (continued)
Heineken NV	13,346	1,035,455
ING Groep NV	138,125	4,010,985
Koninklijke Ahold Delhaize NV	42,661	2,002,737
Koninklijke KPN NV	156,302	836,808
Koninklijke Philips NV	38,838	1,020,062
Nebius Group NV(a)	10,025	1,385,756
NXP Semiconductors NV	12,286	3,607,047
Prosus NV	58,636	2,824,911
Stellantis NV(a)	89,051	648,599
Universal Music Group NV	46,470	971,123
Wolters Kluwer NV	11,299	880,349
		60,338,124
New Zealand — .2%
Auckland International Airport Ltd.	84,591	410,875
Contact Energy Ltd.	43,156	241,377
Fisher & Paykel Healthcare Corp. Ltd.	26,186	563,493
Infratil Ltd.	43,921	322,456
Mainfreight Ltd.	4,386	152,354
Mercury NZ Ltd.	33,548	132,335
Meridian Energy Ltd.	60,043	200,790
Spark New Zealand Ltd.	94,044	115,167
The a2 Milk Company Ltd.	33,025	168,575
Xero Ltd.(a)	7,784	447,927
		2,755,349
Norway — .7%
Aker ASA, Cl. A	1,053	121,570
Aker BP ASA	14,592	565,635
AutoStore Holdings Ltd.(a),(c)	58,043	73,937
DNB Bank ASA	39,209	1,182,685
Equinor ASA	36,549	1,460,766
Frontline PLC	6,646	240,761
Gjensidige Forsikring ASA	8,700	242,784
Kongsberg Gruppen ASA	20,246	674,678
Kongsberg Maritime A/S(a)	20,246	132,150
Leroy Seafood Group ASA	15,133	73,919
Mowi ASA	22,232	490,879
Nordic Semiconductor ASA(a)	8,192	166,436
Norsk Hydro ASA	63,135	693,952
Orkla ASA	35,954	441,376
Protector Forsikring ASA	2,505	125,646
Salmar ASA	3,224	193,732
SpareBank 1 SMN	4,410	98,036
SpareBank 1 Sor-Norge ASA	10,316	221,787
Sparebanken Norge	6,512	140,844
Storebrand ASA	19,004	365,061
Telenor ASA	30,025	492,208
TOMRA Systems ASA	9,599	96,737
Var Energi ASA	43,224	218,058
Vend Marketplaces ASA, Cl. B	6,358	174,147

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Norway — .7% (continued)
Wallenius Wilhelmsen ASA	4,740	60,431
Yara International ASA	7,382	427,719
		9,175,934
Poland — .5%
Allegro.eu SA(a),(c)	32,495	266,315
Asseco Poland SA(b)	2,475	124,146
Bank Millennium SA(a)	35,466	174,428
Bank Polska Kasa Opieki SA	8,365	521,574
Budimex SA(b)	730	132,347
CD Projekt SA	3,433	260,686
Dino Polska SA(a),(c)	23,499	207,576
Erste Bank Polska SA	1,931	327,739
InPost SA(a)	12,574	224,494
KGHM Polska Miedz SA(a)	6,718	560,481
LPP SA	50	301,427
mBank SA(a)	593	186,507
ORLEN SA	26,964	987,506
PGE Polska Grupa Energetyczna SA(a)	37,180	109,100
Powszechna Kasa Oszczednosci Bank Polski SA	40,739	1,062,308
Powszechny Zaklad Ubezpieczen SA	26,899	471,366
		5,918,000
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	417,754	445,451
EDP SA	140,950	767,679
Galp Energia SGPS SA	20,543	480,995
Jeronimo Martins SGPS SA	12,145	291,487
The Navigator Company SA(b)	15,859	62,247
		2,047,859
Russia — .0%
Evraz PLC(a),(d)	2,845	0
Singapore — 1.4%
CapitaLand Ascendas REIT	189,326	370,163
CapitaLand Integrated Commercial Trust	275,701	510,898
CapitaLand Investment Ltd.	107,000	233,567
City Developments Ltd.	15,800	101,235
DBS Group Holdings Ltd.	96,999	4,455,609
Genting Singapore Ltd.	316,400	168,939
Grab Holdings Ltd., Cl. A(a)	121,678	464,810
Hafnia Ltd.	10,571	93,351
Jardine Cycle & Carriage Ltd.	2,800	71,630
Keppel Ltd.	64,900	553,934
Keppel REIT	7,211	5,068
Mapletree Industrial Trust	108,600	167,989
Mapletree Logistics Trust	153,800	147,333
Mapletree Pan Asia Commercial Trust	106,200	107,572
Oversea-Chinese Banking Corp. Ltd.	155,719	2,677,748
SATS Ltd.	48,800	126,450
Sea Ltd., ADR(a)	14,294	1,213,275
Seatrium Ltd.	162,280	299,445
Sembcorp Industries Ltd.	44,700	233,407

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Singapore — 1.4% (continued)
Singapore Airlines Ltd.	63,400	313,129
Singapore Exchange Ltd.	38,800	661,113
Singapore Technologies Engineering Ltd.	72,000	606,054
Singapore Telecommunications Ltd.	344,000	1,239,810
United Overseas Bank Ltd.	60,400	1,714,467
UOL Group Ltd.	28,600	238,717
Wilmar International Ltd.	81,600	231,303
		17,007,016
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	8,419	1,210,784
Aena SME SA(c)	35,394	964,898
Amadeus IT Group SA	21,633	1,243,451
Banco Bilbao Vizcaya Argentaria SA	272,900	6,021,548
Banco Santander SA	701,589	8,542,715
CaixaBank SA	161,320	2,051,320
Cellnex Telecom SA(c)	26,933	904,212
Endesa SA	15,612	699,397
Iberdrola SA	298,656	6,989,240
Industria de Diseno Textil SA	53,533	3,176,261
Naturgy Energy Group SA	11,610	364,719
Repsol SA	52,664	1,407,289
Telefonica SA	189,273	856,578
		34,432,412
Sweden — 3.0%
AAK AB(b)	9,225	262,634
AddTech AB, Cl. B	11,541	415,890
Alfa Laval AB	13,763	815,197
Assa Abloy AB, Cl. B	46,617	1,770,578
Atlas Copco AB, Cl. A	123,092	2,317,646
Atlas Copco AB, Cl. B	71,632	1,198,912
Avanza Bank Holding AB	6,154	220,368
Axfood AB	5,689	173,341
Beijer Ref AB	20,764	289,963
Boliden AB	13,558	703,552
Castellum AB	17,267	219,852
Epiroc AB, Cl. A	29,631	844,230
Epiroc AB, Cl. B	18,343	452,434
EQT AB	24,991	801,169
Essity AB, Cl. B	27,334	722,356
Evolution AB(c)	6,354	441,186
Fastighets AB Balder, Cl. B(a)	35,080	208,313
Getinge AB, Cl. B	9,588	190,218
H & M Hennes & Mauritz AB, Cl. B	24,462	435,202
Hexagon AB, Cl. B	98,550	1,057,091
Holmen AB, Cl. B	3,943	135,356
Husqvarna AB, Cl. B	18,189	86,503
Industrivarden AB, Cl. A	4,726	248,664
Industrivarden AB, Cl. C	8,039	418,898
Indutrade AB	12,733	271,398
Investment AB Latour, Cl. B	5,910	134,018

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Sweden — 3.0% (continued)
Investor AB, Cl. A	23,978	951,666
Investor AB, Cl. B	84,845	3,411,444
L E Lundbergforetagen AB, Cl. B	2,215	127,366
Lifco AB, Cl. B	11,371	352,736
Nibe Industrier AB, Cl. B	75,606	337,665
Nordnet AB publ	6,850	224,338
Saab AB, Cl. B	15,090	913,369
Sagax AB, Cl. B	11,077	219,579
Sandvik AB	50,403	2,087,073
Sectra AB, Cl. B	6,204	171,128
Securitas AB, Cl. B	24,705	411,487
Skandinaviska Enskilda Banken AB, Cl. A	72,045	1,410,624
Skanska AB, Cl. B	16,483	440,941
SKF AB, Cl. B	15,362	381,231
SSAB AB, Cl. A	12,038	107,266
SSAB AB, Cl. B	26,391	237,442
Svenska Cellulosa AB SCA, Cl. B	30,206	342,809
Svenska Handelsbanken AB, Cl. A	67,548	953,144
Svenska Handelsbanken AB, Cl. B(b)	2,425	58,240
Sweco AB, Cl. B	6,936	94,610
Swedbank AB, Cl. A	41,093	1,437,738
Swedish Orphan Biovitrum AB(a)	9,107	421,100
Tele2 AB, Cl. B	26,342	539,402
Telefonaktiebolaget LM Ericsson, Cl. B	142,706	1,671,245
Telia Co. AB	107,936	563,019
Thule Group AB(c)	5,446	134,680
Trelleborg AB, Cl. B	9,779	396,153
Volvo AB, Cl. A	9,339	321,801
Volvo AB, Cl. B	71,459	2,464,636
Volvo Car AB, Cl. B(a),(b)	27,473	64,704
		36,083,605
Switzerland — 7.8%
ABB Ltd.	76,971	7,720,229
Alcon AG	23,643	1,760,112
Amrize Ltd.	23,055	1,260,574
Chocoladefabriken Lindt & Spruengli AG	41	501,982
Cie Financiere Richemont SA, Cl. A	25,337	4,811,130
DSM-Firmenich AG	11,524	859,217
Galderma Group AG	7,298	1,528,563
Geberit AG	1,573	1,060,400
Givaudan SA	444	1,581,152
Glencore PLC	456,856	3,524,878
Holcim AG	23,547	2,182,324
Kuehne + Nagel International AG	2,487	581,005
Lonza Group AG	3,423	2,097,438
Nestle SA	124,463	12,580,781
Novartis AG	92,008	13,635,608
Partners Group Holding AG	1,048	1,136,377
Roche Holding AG(a)	33,731	13,733,074
Roche Holding AG, BR	1,296	541,236

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Switzerland — 7.8% (continued)
Sandoz Group AG	18,932	1,513,979
Schindler Holding AG	930	311,566
Schindler Holding AG, PC	1,974	690,099
SGS SA	8,496	919,508
Sika AG	7,099	1,304,426
STMicroelectronics NV	32,162	1,736,034
Straumann Holding AG	4,888	528,145
Swiss Life Holding AG	1,320	1,547,441
Swiss Re AG	12,998	2,093,342
Swisscom AG	1,185	1,002,337
UBS Group AG	150,011	6,617,709
Zurich Insurance Group AG	7,005	4,870,941
		94,231,607
United Kingdom — 11.8%
3i Group PLC	47,195	1,643,026
Admiral Group PLC	11,217	514,880
Airtel Africa PLC(c)	26,226	126,369
Anglo American PLC	47,120	2,296,389
Associated British Foods PLC	13,428	333,364
AstraZeneca PLC	72,467	13,734,777
Autotrader Group PLC(c)	43,949	296,210
Aviva PLC	146,363	1,240,243
BAE Systems PLC	142,840	3,964,435
Barclays PLC	658,354	3,859,752
Barratt Redrow PLC	59,262	201,883
BP PLC	686,354	5,444,796
British American Tobacco PLC	100,025	5,875,748
BT Group PLC	280,132	824,309
Bunzl PLC	15,272	502,620
Centrica PLC	209,126	610,396
Coca-Cola European Partners PLC	9,533	901,536
Compass Group PLC	81,732	2,308,929
Convatec Group PLC(c)	98,983	283,531
Diageo PLC	104,978	2,098,362
GSK PLC	196,643	5,153,088
Haleon PLC	420,763	1,943,953
Halma PLC	17,381	1,040,848
HSBC Holdings PLC	832,057	15,252,268
ICG PLC	13,292	327,821
Imperial Brands PLC	35,383	1,346,720
Informa PLC	63,930	688,538
InterContinental Hotels Group PLC	6,915	989,536
International Consolidated Airlines Group SA	160,307	811,207
Intertek Group PLC	7,156	460,620
J Sainsbury PLC	74,037	330,788
Kingfisher PLC	88,306	343,663
Land Securities Group PLC	35,498	285,076
Legal & General Group PLC	261,130	893,119
Lloyds Banking Group PLC	2,861,136	3,875,783
London Stock Exchange Group PLC	22,189	2,879,456

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
United Kingdom — 11.8% (continued)
M&G PLC	95,210	391,620
Marks & Spencer Group PLC	98,442	441,566
Melrose Industries PLC	60,859	398,190
National Grid PLC	235,983	4,207,752
NatWest Group PLC	365,540	2,906,756
Next PLC	5,528	972,388
Pearson PLC	29,198	429,091
Reckitt Benckiser Group PLC	30,882	1,963,067
RELX PLC	87,651	3,194,369
Rentokil Initial PLC	117,624	789,093
Rio Tinto PLC	51,865	5,178,607
Rolls-Royce Holdings PLC	406,863	6,534,842
Schroders PLC	40,186	316,718
Segro PLC	55,557	524,678
Severn Trent PLC	13,353	593,148
Shell PLC	275,823	12,465,856
Smith & Nephew PLC	41,635	643,263
Smiths Group PLC	14,980	517,843
Spirax Group PLC	3,443	335,355
SSE PLC	57,818	2,074,918
Standard Chartered PLC	86,549	2,190,774
Standard Life PLC	34,797	357,465
Tesco PLC	301,177	1,972,801
The Sage Group PLC	45,969	547,690
The Weir Group PLC	12,586	453,898
Unilever PLC	102,509	5,985,449
United Utilities Group PLC	33,796	669,105
Verisure PLC(a),(b)	6,646	82,093
Vodafone Group PLC	923,339	1,471,104
Whitbread PLC	7,576	229,981
Wise PLC, Cl. A(a)	31,350	447,936
		142,971,455
United States — .4%
Brookfield Asset Management Ltd., Cl. A	19,794	949,053
RB Global, Inc.	9,107	949,574
Restaurant Brands International, Inc.	14,759	1,188,549
Sunbelt Rentals Holdings, Inc.	21,014	1,577,364
		4,664,540
Total Equity Securities - Common Stocks (cost $975,069,343)		1,192,649,886

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .2%
Germany — .2%
Bayerische Motoren Werke AG	4.32	2,889	263,151
Dr. Ing. h.c. F. Porsche AG	2.31	5,778	279,587
Henkel AG & Co. KGaA	2.07	7,825	570,022

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity ETF (continued)
Description	Preferred Dividend Rate (%)	Shares	Value ($)
Equity Securities - Preferred Stocks — .2% (continued)
Germany — .2% (continued)
Sartorius AG	0.74	1,190	303,196
Volkswagen AG	6.36	9,567	967,608
Total Equity Securities - Preferred Stocks (cost $2,619,984)			2,383,564

Number of Rights
Rights — .0%
Australia — .0%
NEXTDC Ltd., expiring 5/12/2026 (cost $0)	5,428	6,010

Shares
Warrants — .0%
Canada — .0%
Constellation Software, Inc., expiring 3/31/2040 (cost $0)	563	0

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $3,642,741)	3.61	3,642,741	3,642,741
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $821,263)	3.61	821,263	821,263
Total Investments (cost $982,153,331)		99.3%	1,199,503,464
Cash and Receivables (Net)		.7%	8,851,953
Net Assets		100.0%	1,208,355,417

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $6,421,966 and the value of the collateral was
$6,638,619, consisting of cash collateral of $821,263 and U.S. Government & Agency securities valued at $5,817,356.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $9,320,714 or .8% of net assets.

(d)	The fund held Level 3 securities at April 30, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .3%	814,347	34,319,820	(31,491,426)	3,642,741	48,558
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	366,686	18,450,324	(17,995,747)	821,263	22,511 ††
Total - .4%	1,181,033	52,770,144	(49,487,173)	4,464,004	71,069

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon International Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	65	6/19/2026	9,585,654	9,899,825	314,171
S&P/TSX 60 Index	4	6/18/2026	1,142,764(a)	1,166,233	23,469
Gross Unrealized Appreciation					337,640

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon Emerging Markets Equity ETF
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5%
Australia — .0%
MMG Ltd.(a)	24,000	25,459
Brazil — 3.2%
Ambev SA	28,856	84,499
Axia Energia SA	6,903	86,149
B3 SA - Brasil Bolsa Balcao	33,924	123,034
Banco Bradesco SA	13,202	44,436
Banco BTG Pactual SA	7,876	93,945
Banco do Brasil SA	12,146	54,216
Banco Santander Brasil SA	2,197	12,827
BB Seguridade Participacoes SA	4,556	31,054
Caixa Seguridade Participacoes SA	4,120	14,951
Cia de Saneamento Basico do Estado de Sao Paulo	16,873	112,500
Cia Paranaense de Energia - Copel	9,573	30,530
CPFL Energia SA	1,224	12,082
CSN Mineracao SA	3,208	3,013
Embraer SA	4,533	70,191
Energisa SA	1,908	20,322
Eneva SA(a)	6,267	34,301
Engie Brasil Energia SA	1,846	13,049
Equatorial SA	8,366	71,463
Itau Unibanco Holding SA	3,814	33,131
Klabin SA	6,501	23,121
Localiza Rent a Car SA	5,959	55,304
Motiva Infraestrutura de Mobilidade SA	7,203	23,203
NU Holdings Ltd., Cl. A(a)	23,448	339,527
Pagseguro Digital Ltd., Cl. A	1,310	13,126
Petroleo Brasileiro SA	23,260	255,363
Porto Seguro SA	783	7,867
PRIO SA(a)	5,369	71,606
Raia Drogasil SA	8,415	36,920
Rede D’Or Sao Luiz SA(b)	4,357	33,527
Rumo SA	7,636	24,261
StoneCo Ltd., Cl. A	1,564	17,173
Suzano SA	4,189	36,977
Telefonica Brasil SA	4,580	36,209
TIM SA	5,300	27,434
TOTVS SA	3,194	20,514
Ultrapar Participacoes SA	4,877	29,307
Vale SA	24,336	397,199
Vibra Energia SA	8,737	58,534
WEG SA	9,927	89,858
XP, Inc., Cl. A	2,435	46,655
		2,589,378
Canada — .0%
China Gold International Resources Corp. Ltd.	1,500	31,709

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Chile — .5%
Banco de Chile	275,570	51,475
Banco de Credito e Inversiones SA	639	43,023
Banco Itau Chile SA	266	5,420
Banco Santander Chile	360,115	28,693
Cencosud SA	8,644	21,777
Cencosud Shopping SA	3,841	11,603
Empresas CMPC SA	12,861	15,896
Empresas Copec SA	2,841	19,830
Enel Americas SA	179,433	16,691
Enel Chile SA	186,176	16,658
Falabella SA	7,994	48,246
Latam Airlines Group SA	3,113,688	73,789
Plaza SA	2,827	13,993
Quinenco SA	1,031	5,024
		372,118
China — 19.4%
360 Security Technology, Inc., Cl. A	3,100	5,067
37 Interactive Entertainment Network Technology Group Co. Ltd., Cl. A	1,400	4,390
3SBio, Inc.(b)	14,000	41,354
AAC Technologies Holdings, Inc.	5,500	25,275
Accelink Technologies Co. Ltd., Cl. A	600	12,668
Advanced Micro-Fabrication Equipment, Inc. China, Cl. A	340	18,722
AECC Aero-Engine Control Co. Ltd., Cl. A	1,500	4,550
AECC Aviation Power Co. Ltd., Cl. A	1,500	10,152
Agricultural Bank of China Ltd., Cl. A	37,200	37,670
Agricultural Bank of China Ltd., Cl. H	205,000	159,106
Aier Eye Hospital Group Co. Ltd., Cl. A	4,000	6,310
Air China Ltd., Cl. A(a)	3,400	3,348
Air China Ltd., Cl. H(a)	22,000	13,171
Aisino Corp., Cl. A	2,600	3,200
Akeso, Inc.(a),(b)	4,000	69,341
Aluminum Corp. of China Ltd., Cl. A	7,300	12,445
Aluminum Corp. of China Ltd., Cl. H	26,000	37,704
Amlogic Shanghai Co. Ltd., Cl. A(a)	132	2,044
Andon Health Co. Ltd., Cl. A	800	8,605
Angang Steel Co. Ltd., Cl. A(a)	11,300	3,787
Angel Yeast Co. Ltd., Cl. A	500	2,751
Anhui Conch Cement Co. Ltd., Cl. A	1,700	5,257
Anhui Conch Cement Co. Ltd., Cl. H	6,500	16,230
Anhui Expressway Co. Ltd., Cl. H	4,000	8,063
Anhui Gujing Distillery Co. Ltd., Cl. A	200	3,138
Anhui Gujing Distillery Co. Ltd., Cl. B	800	6,747
Anhui Jianghuai Automobile Group Corp. Ltd., Cl. A(a)	800	5,542
Anhui Kouzi Distillery Co. Ltd., Cl. A	600	2,095
Anhui Yingjia Distillery Co. Ltd., Cl. A	700	3,893
Anjoy Foods Group Co. Ltd., Cl. H	500	5,811
Anker Innovations Technology Co. Ltd., Cl. A	320	5,874
ANTA Sports Products Ltd.	8,000	82,872
Ascentage Pharma Group International(a),(b)	1,700	9,692
Asia - Potash International Investment Guangzhou Co. Ltd., Cl. A(a)	300	2,373

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
ASR Microelectronics Co. Ltd., Cl. A(a)	112	1,663
Asymchem Laboratories Tianjin Co. Ltd., Cl. A	240	4,410
Asymchem Laboratories Tianjin Co. Ltd., Cl. H(b)	140	1,884
Atour Lifestyle Holdings Ltd., ADR	452	17,285
Autohome, Inc., ADR	230	4,285
Avary Holding Shenzhen Co. Ltd., Cl. A	900	9,489
AviChina Industry & Technology Co. Ltd., Cl. H(c)	17,000	7,465
BAIC BluePark New Energy Technology Co. Ltd., Cl. A(a)	3,300	3,433
BAIC Foton Motor Co. Ltd., Cl. A(a)	6,500	3,358
Baidu, Inc., Cl. A(a)	14,400	218,194
Baiyin Nonferrous Group Co. Ltd., Cl. A	2,300	2,568
Bank of Beijing Co. Ltd., Cl. A	8,400	6,515
Bank of Changsha Co. Ltd., Cl. A	3,100	4,523
Bank of Chengdu Co. Ltd., Cl. A	2,300	6,445
Bank of China Ltd., Cl. A	16,400	13,799
Bank of China Ltd., Cl. H	444,000	286,790
Bank of Chongqing Co. Ltd., Cl. A	3,500	5,378
Bank of Communications Co. Ltd., Cl. A	21,600	21,494
Bank of Communications Co. Ltd., Cl. H	44,000	40,160
Bank of Guiyang Co. Ltd., Cl. A	1,200	1,055
Bank of Hangzhou Co. Ltd., Cl. A	2,700	6,875
Bank of Jiangsu Co. Ltd., Cl. A	8,700	14,386
Bank of Nanjing Co. Ltd., Cl. A	5,600	9,629
Bank of Ningbo Co. Ltd., Cl. A	3,100	15,061
Bank of Shanghai Co. Ltd., Cl. A	3,100	4,255
Bank of Suzhou Co. Ltd., Cl. A	3,400	4,239
Baoshan Iron & Steel Co. Ltd., Cl. A	10,200	9,418
BBMG Corp., Cl. H	60,000	5,821
Beijing Capital Eco-Environment Protection Group Co. Ltd., Cl. A	8,300	3,717
Beijing Compass Technology Development Co. Ltd., Cl. A	245	3,528
Beijing Dabeinong Technology Group Co. Ltd., Cl. A	2,300	1,309
Beijing Easpring Material Technology Co. Ltd., Cl. A	400	3,713
Beijing E-Hualu Information Technology Co. Ltd., Cl. A(a)	400	383
Beijing Geekplus Technology Co. Ltd., Cl. H(a)	4,400	9,751
Beijing Kingsoft Office Software, Inc., Cl. A	174	6,415
Beijing New Building Materials PLC, Cl. A	1,300	4,935
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl. A	800	1,751
Beijing Shiji Information Technology Co. Ltd., Cl. A	1,790	2,640
Beijing Tiantan Biological Products Corp. Ltd., Cl. A	340	710
Beijing Tong Ren Tang Co. Ltd., Cl. A	1,800	7,315
Beijing United Information Technology Co. Ltd., Cl. A	700	2,779
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Cl. A(a)	800	4,601
Beijing Yanjing Brewery Co. Ltd., Cl. A	300	584
Beijing-Shanghai High Speed Railway Co. Ltd., Cl. A	20,100	14,413
Bethel Automotive Safety Systems Co. Ltd., Cl. A	560	3,760
Bilibili, Inc., Cl. Z(a)	1,940	41,654
Biwin Storage Technology Co. Ltd., Cl. A(a)	258	10,008
Bloks Group Ltd.(a)	300	2,395
Bloomage Biotechnology Corp. Ltd., Cl. A	92	557
Bluefocus Intelligent Communications Group Co. Ltd., Cl. A(a)	2,020	5,061

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
BOC International China Co. Ltd., Cl. A	2,000	3,635
BOE Technology Group Co. Ltd., Cl. A	15,100	9,015
BTG Hotels Group Co. Ltd., Cl. A	800	1,832
BYD Co. Ltd., Cl. A	2,700	40,688
BYD Co. Ltd., Cl. H	24,400	319,260
By-health Co. Ltd., Cl. A	1,900	2,919
Caida Securities Co. Ltd., Cl. A	4,600	4,322
Caitong Securities Co. Ltd., Cl. A	2,400	2,904
CALB Group Co. Ltd., Cl. H(a),(b)	2,300	10,394
Cambricon Technologies Corp. Ltd., Cl. A(a)	160	39,802
Canmax Technologies Co. Ltd., Cl. A	100	1,617
Capital Securities Co. Ltd., Cl. A	200	486
Cathay Biotech, Inc., Cl. A	150	1,056
CCCC Design & Consulting Group Co. Ltd., Cl. A	400	390
CCOOP Group Co. Ltd., Cl. A(a)	13,500	3,457
CECEP Solar Energy Co. Ltd., Cl. A	9,700	7,083
CECEP Wind-Power Corp., Cl. A	3,200	1,995
CGN Power Co. Ltd., Cl. A	2,600	1,743
CGN Power Co. Ltd., Cl. H(b)	73,000	32,429
Chagee Holdings, Ltd., ADR(c)	16	178
Changchun High-Tech Industry Group Co. Ltd., Cl. A	300	3,728
Changjiang Securities Co. Ltd., Cl. A	4,100	4,794
Chaozhou Three-Circle Group Co. Ltd., Cl. A	1,600	20,065
Chifeng Jilong Gold Mining Co. Ltd., Cl. H	1,200	5,515
China Baoan Group Co. Ltd., Cl. A	2,500	3,165
China Cinda Asset Management Co. Ltd., Cl. H	61,000	8,566
China CITIC Bank Corp. Ltd., Cl. H	60,000	62,805
China CITIC Financial Asset Management Co. Ltd., Cl. H(a),(b)	92,000	8,691
China Coal Energy Co. Ltd., Cl. A	3,400	9,314
China Coal Energy Co. Ltd., Cl. H	12,000	22,395
China Communications Services Corp. Ltd., Cl. H	24,000	13,174
China Construction Bank Corp., Cl. A	4,900	7,135
China Construction Bank Corp., Cl. H	626,000	701,615
China CSSC Holdings Ltd., Cl. A	3,300	20,166
China Eastern Airlines Corp. Ltd., Cl. A(a)	8,100	5,121
China Eastern Airlines Corp. Ltd., Cl. H(a)	14,000	6,881
China Energy Engineering Corp. Ltd., Cl. A	19,700	8,158
China Energy Engineering Corp. Ltd., Cl. H	42,000	6,916
China Everbright Bank Co. Ltd., Cl. A	8,400	3,835
China Everbright Bank Co. Ltd., Cl. H(c)	51,000	20,117
China Feihe Ltd.(b),(c)	24,000	10,662
China Galaxy Securities Co. Ltd., Cl. A	2,400	4,488
China Galaxy Securities Co. Ltd., Cl. H	21,500	22,697
China Great Wall Securities Co. Ltd., Cl. A	3,300	4,293
China Greatwall Technology Group Co. Ltd., Cl. A(a)	2,000	5,801
China Hongqiao Group Ltd.	21,000	87,606
China International Capital Corp. Ltd., Cl. A	1,300	6,512
China International Marine Containers Group Co. Ltd., Cl. A	3,500	6,346
China Jushi Co. Ltd., Cl. A	2,200	11,107
China Life Insurance Co. Ltd., Cl. A	1,100	5,903

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
China Life Insurance Co. Ltd., Cl. H	45,000	164,404
China Literature Ltd.(a),(b),(c)	3,400	10,660
China Longyuan Power Group Corp. Ltd., Cl. H	22,000	18,704
China Merchants Bank Co. Ltd., Cl. A	9,500	53,202
China Merchants Bank Co. Ltd., Cl. H	25,000	150,311
China Merchants Energy Shipping Co. Ltd., Cl. A	2,700	6,954
China Merchants Expressway Network & Technology Holdings Co. Ltd., Cl. A	2,600	3,576
China Merchants Securities Co. Ltd., Cl. A	2,500	5,751
China Merchants Securities Co. Ltd., Cl. H(b)	2,400	4,210
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Cl. A	3,300	4,201
China Minsheng Banking Corp. Ltd., Cl. A	17,500	9,475
China Minsheng Banking Corp. Ltd., Cl. H	45,500	20,677
China National Building Material Co. Ltd., Cl. H	30,000	19,416
China National Chemical Engineering Co. Ltd., Cl. A	4,900	6,167
China National Nuclear Power Co. Ltd., Cl. A	8,700	11,445
China National Software & Service Co. Ltd., Cl. A(a)	90	498
China Nonferrous Mining Corp. Ltd.(c)	11,000	18,816
China Northern Rare Earth Group High-Tech Co. Ltd., Cl. A	1,600	12,419
China Oilfield Services Ltd., Cl. A	1,200	2,652
China Oilfield Services Ltd., Cl. H	12,000	14,445
China Pacific Insurance Group Co. Ltd., Cl. A	3,300	17,979
China Pacific Insurance Group Co. Ltd., Cl. H	15,800	68,615
China Petroleum & Chemical Corp., Cl. A	15,900	12,541
China Petroleum & Chemical Corp., Cl. H	152,000	89,449
China Railway Group Ltd., Cl. A	8,400	6,244
China Railway Group Ltd., Cl. H	30,000	14,514
China Railway Signal & Communication Corp. Ltd., Cl. A	3,405	2,556
China Railway Signal & Communication Corp. Ltd., Cl. H(b)	12,000	5,545
China Reinsurance Group Corp., Cl. H	49,000	7,694
China Resources Beverage Holdings Co. Ltd.	3,600	4,007
China Resources Microelectronics Ltd., Cl. A	278	2,305
China Resources Mixc Lifestyle Services Ltd.(b)	4,200	25,113
China Resources Pharmaceutical Group Ltd.(b)	11,000	7,372
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Cl. A	600	2,275
China Science Publishing & Media Ltd., Cl. A	100	371
China Shenhua Energy Co. Ltd., Cl. A	2,200	15,453
China Shenhua Energy Co. Ltd., Cl. H	22,500	138,784
China Southern Airlines Co. Ltd., Cl. A(a)	3,000	2,375
China Southern Airlines Co. Ltd., Cl. H(a)	14,000	7,077
China Southern Power Grid Energy Storage Co. Ltd., Cl. A	3,100	6,523
China State Construction Engineering Corp. Ltd., Cl. A	19,700	14,155
China Suntien Green Energy Corp. Ltd., Cl. H	16,000	7,843
China Three Gorges Renewables Group Co. Ltd., Cl. A	13,300	7,960
China Tourism Group Duty Free Corp. Ltd., Cl. A	700	6,722
China Tourism Group Duty Free Corp., Ltd., Cl. H(b)	800	6,480
China Tower Corp. Ltd., Cl. H(b)	32,400	45,826
China Tungsten And Hightech Materials Co. Ltd., Cl. A	800	6,812
China United Network Communications Ltd., Cl. A	14,000	9,260
China Vanke Co. Ltd., Cl. A(a)	3,400	1,945
China Vanke Co. Ltd., Cl. H(a)	15,000	5,725

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
China XD Electric Co. Ltd., Cl. A	3,100	7,676
China Yangtze Power Co. Ltd., Cl. A	9,400	37,580
China Zhenhua Group Science & Technology Co. Ltd., Cl. A	200	1,247
China Zheshang Bank Co. Ltd., Cl. A	16,500	7,171
China Zheshang Bank Co. Ltd., Cl. H	11,000	3,426
Chongqing Afari Technology Co. Ltd., Cl. A(a)	2,200	3,615
Chongqing Brewery Co. Ltd., Cl. A	300	2,415
Chongqing Changan Automobile Co. Ltd., Cl. A	3,386	4,722
Chongqing Changan Automobile Co. Ltd., Cl. B	12,850	6,283
Chongqing Rural Commercial Bank Co. Ltd., Cl. A	800	852
Chongqing Rural Commercial Bank Co. Ltd., Cl. H	14,000	12,421
Chongqing Zhifei Biological Products Co. Ltd., Cl. A(a)	1,200	2,660
Chuangxin Industries Holdings Ltd.	1,500	4,308
CICT Mobile Communication Technology Co. Ltd., Cl. A(a)	1,600	4,584
CIG Shanghai Co. Ltd., Cl. H(a)	700	10,902
CITIC Ltd.	36,000	59,282
Citic Pacific Special Steel Group Co. Ltd., Cl. A	1,200	2,678
CITIC Securities Co. Ltd., Cl. A	4,235	16,869
CITIC Securities Co. Ltd., Cl. H	12,000	42,371
CMOC Group Ltd., Cl. A	7,400	20,163
CMOC Group Ltd., Cl. H	24,000	53,921
CNGR Advanced Material Co. Ltd., Cl. A	420	3,917
CNPC Capital Co. Ltd., Cl. A	3,000	4,144
Contemporary Amperex Technology Co. Ltd., Cl. A	1,800	114,843
Contemporary Amperex Technology Co. Ltd., Cl. H	800	62,090
COSCO SHIPPING Development Co. Ltd., Cl. A	10,800	4,204
COSCO SHIPPING Development Co. Ltd., Cl. H	26,000	3,684
COSCO Shipping Energy Transportation Co. Ltd., Cl. A	3,800	12,006
COSCO Shipping Energy Transportation Co. Ltd., Cl. H	8,000	18,627
COSCO SHIPPING Holdings Co. Ltd., Cl. A	6,000	12,397
COSCO SHIPPING Holdings Co. Ltd., Cl. H	16,000	29,411
Country Garden Services Holdings Co. Ltd.	15,000	11,910
CRRC Corp. Ltd., Cl. A	11,700	10,221
CRRC Corp. Ltd., Cl. H	31,000	20,578
CSC Financial Co. Ltd., Cl. A	1,200	4,039
CSC Financial Co. Ltd., Cl. H(b)	6,500	9,642
CSI Solar Co. Ltd., Cl. A	1,215	2,566
CSPC Innovation Pharmaceutical Co. Ltd., Cl. A	400	1,778
CSSC Science & Technology Co. Ltd., Cl. A	2,100	4,204
Daqin Railway Co. Ltd., Cl. A	7,100	5,475
DaShenLin Pharmaceutical Group Co. Ltd., Cl. A	1,300	3,561
Datang International Power Generation Co. Ltd., Cl. A	4,900	2,983
Datang International Power Generation Co. Ltd., Cl. H	8,000	2,757
DHC Software Co. Ltd., Cl. A	2,100	2,529
Do-Fluoride New Materials Co. Ltd., Cl. A	1,200	6,376
Dong-E-E-Jiao Co. Ltd., Cl. A	300	2,415
Dongfang Electric Corp. Ltd., Cl. H	3,400	16,962
Dongguan Yiheda Automation Co. Ltd., Cl. A	100	415
Dongxing Securities Co. Ltd., Cl. A	2,100	4,056
Duality Biotherapeutics, Inc.(a)	300	10,570

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
East Money Information Co. Ltd., Cl. A	7,100	21,154
Eastern Air Logistics Co. Ltd., Cl. A	100	234
Eastroc Beverage Group Co. Ltd., Cl. A	230	6,861
Easyhome New Retail Group Co. Ltd., Cl. A(a)	300	113
Ecovacs Robotics Co. Ltd., Cl. A	300	2,861
Empyrean Technology Co. Ltd., Cl. A	200	2,600
ENN Energy Holdings Ltd.	4,400	34,318
ENN Natural Gas Co. Ltd., Cl. A	1,600	4,744
Eoptolink Technology, Inc. Ltd., Cl. A	400	30,777
Eve Energy Co. Ltd., Cl. A	800	8,498
Everbright Securities Co. Ltd., Cl. A	2,500	5,557
FAW Jiefang Group Co. Ltd., Cl. A	6,100	6,008
Flat Glass Group Co. Ltd., Cl. A(a)	700	1,385
Flat Glass Group Co. Ltd., Cl. H(a)	4,000	4,580
Focus Media Information Technology Co. Ltd., Cl. A	5,900	5,431
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,982	11,207
Foshan Haitian Flavouring & Food Co. Ltd., Cl. H	1,700	7,595
Founder Securities Co. Ltd., Cl. A	5,100	5,359
Foxconn Industrial Internet Co. Ltd., Cl. A	4,400	40,487
Fujian Funeng Co. Ltd., Cl. A	4,600	6,739
Fujian Sunner Development Co. Ltd., Cl. A	200	544
Full Truck Alliance Co. Ltd., ADR	5,062	43,786
Fuyao Glass Industry Group Co. Ltd., Cl. A	2,200	18,952
Fuyao Glass Industry Group Co. Ltd., Cl. H(b)	3,200	24,305
GalaxyCore, Inc., Cl. A	832	1,679
Gan & Lee Pharmaceuticals Co. Ltd., Cl. A	800	6,889
Ganfeng Lithium Co. Ltd., Cl. A	600	7,786
Ganfeng Lithium Co. Ltd., Cl. H(b)	3,160	33,602
GD Power Development Co. Ltd., Cl. A	5,700	3,954
GDS Holdings Ltd., Cl. A(a)	7,700	39,966
GEM Co. Ltd., Cl. A	2,300	3,076
Gemdale Corp., Cl. A(a)	5,100	2,164
Genscript Biotech Corp.(a)	8,000	14,011
Geovis Technology Co. Ltd., Cl. A	400	3,316
GF Securities Co. Ltd., Cl. A	3,600	11,184
GF Securities Co. Ltd., Cl. H	6,400	14,412
Giant Biogene Holding Co. Ltd.(b)	2,800	10,794
Giant Network Group Co. Ltd., Cl. A	800	3,842
GigaDevice Semiconductor, Inc., Cl. A	280	12,824
Glodon Co. Ltd., Cl. A	1,500	2,410
GoerTek, Inc., Cl. A	800	2,868
Goldwind Science & Technology Co. Ltd., Cl. A	1,700	6,854
Goldwind Science & Technology Co. Ltd., Cl. H	4,200	9,265
Goneo Group Co. Ltd., Cl. A	112	735
Gotion High-tech Co. Ltd., Cl. A	1,200	6,452
Great Wall Motor Co. Ltd., Cl. A	200	582
Great Wall Motor Co. Ltd., Cl. H	18,500	27,394
Gree Electric Appliances, Inc. of Zhuhai, Cl. A	3,000	17,582
Greenland Holdings Corp. Ltd., Cl. A(a)	5,200	1,195
Greentown China Holdings Ltd.	8,000	9,834

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
GRG Banking Equipment Co. Ltd., Cl. A	1,500	2,559
Guangdong Haid Group Co. Ltd., Cl. A	800	5,851
Guangdong HEC Technology Holding Co. Ltd., Cl. A(a)	1,200	6,216
Guanghui Energy Co. Ltd., Cl. A	1,700	1,679
Guangshen Railway Co. Ltd., Cl. H	10,000	3,051
Guangzhou Automobile Group Co. Ltd., Cl. H	16,000	5,760
Guangzhou Baiyun International Airport Co. Ltd., Cl. A	3,700	4,727
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. A	300	994
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. H	4,000	8,532
Guangzhou Haige Communications Group, Inc. Co., Cl. A	2,300	5,419
Guangzhou Shiyuan Electronic Technology Co. Ltd., Cl. A	1,200	6,481
Guangzhou Tinci Materials Technology Co. Ltd., Cl. A	900	7,969
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Cl. A	3,300	4,346
Guolian Minsheng Securities Co. Ltd., Cl. A	7,900	11,133
Guosen Securities Co. Ltd., Cl. A	3,000	4,706
Guotai Haitong Securities Co. Ltd.	5,000	11,795
Guotai Haitong Securities Co. Ltd., Cl. H(b)	14,800	25,335
Guoyuan Securities Co. Ltd., Cl. A	3,200	3,442
H World Group Ltd.	12,200	62,295
Haidilao International Holding Ltd.(b),(c)	15,000	27,496
Haier Smart Home Co. Ltd., Cl. A	4,500	14,178
Haier Smart Home Co. Ltd., Cl. H	14,600	40,853
Hainan Airlines Holding Co. Ltd., Cl. A(a)	15,900	3,513
Hainan Airport Infrastructure Co. Ltd., Cl. A	8,800	4,649
Haitian International Holdings Ltd.	5,000	13,480
Hangcha Group Co. Ltd., Cl. A	300	1,193
Hangzhou Binjiang Real Estate Group Co. Ltd., Cl. A	3,200	4,472
Hangzhou Chang Chuan Technology Co. Ltd., Cl. A	200	5,098
Hangzhou First Applied Material Co. Ltd., Cl. A	1,579	4,330
Hangzhou Lion Electronics Co. Ltd., Cl. A(a)	200	1,202
Hangzhou Robam Appliances Co. Ltd., Cl. A	1,800	4,723
Hangzhou Silan Microelectronics Co. Ltd., Cl. A	1,300	5,498
Hangzhou Tigermed Consulting Co. Ltd., Cl. A	700	5,654
Hangzhou Tigermed Consulting Co. Ltd., Cl. H(b)	800	4,101
Han’s Laser Technology Industry Group Co. Ltd., Cl. A	400	5,896
Hansoh Pharmaceutical Group Co. Ltd.(b),(c)	8,000	37,887
Haohua Chemical Science & Technology Co. Ltd., Cl. A	100	533
Harbin Electric Co. Ltd., Cl. H	4,000	11,856
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Cl. A(a)	300	1,816
Hebei Hengshui Laobaigan Liquor Co. Ltd., Cl. A	300	596
Hebei Sinopack Electronic Technology Co. Ltd., Cl. A	200	3,615
Heilongjiang Agriculture Co. Ltd., Cl. A	200	490
Henan Shenhuo Coal & Power Co. Ltd., Cl. A	600	2,821
Henan Shuanghui Investment & Development Co. Ltd., Cl. A	600	2,435
Hengan International Group Co. Ltd.	5,500	18,732
Hengdian Group DMEGC Magnetics Co. Ltd., Cl. A	300	831
Hengli Petrochemical Co. Ltd., Cl. A	2,100	6,788
Hengtong Optic-electric Co. Ltd., Cl. A	1,300	12,498
Hengyi Petrochemical Co. Ltd., Cl. A	3,000	7,748
Hesai Group(a),(c)	779	17,668

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Hgtech Co. Ltd., Cl. A	400	6,997
Hisense Home Appliances Group Co. Ltd., Cl. A	500	1,758
Hisense Home Appliances Group Co. Ltd., Cl. H	2,000	5,882
Hithink RoyalFlush Information Network Co. Ltd., Cl. A	280	9,629
HLA Group Corp. Ltd., Cl. A	4,000	3,869
Hongta Securities Co. Ltd., Cl. A	3,000	3,293
Horizon Robotics(a)	58,800	54,418
Hoshine Silicon Industry Co. Ltd., Cl. A	200	1,305
Hua Hong Semiconductor Ltd., Cl. H(a),(b),(c)	5,000	72,826
Huaan Securities Co. Ltd., Cl. A	3,900	3,173
Huadian Power International Corp. Ltd., Cl. A	2,100	1,533
Huadian Power International Corp. Ltd., Cl. H	10,000	5,425
Huadong Medicine Co. Ltd., Cl. A	1,200	5,856
Huafon Chemical Co. Ltd., Cl. A	2,400	4,130
Huaibei Mining Holdings Co. Ltd., Cl. A	2,000	4,334
Hualan Biological Engineering, Inc., Cl. A	1,100	2,321
Huaneng Lancang River Hydropower, Inc., Cl. A	3,400	4,732
Huaneng Power International, Inc., Cl. A	3,400	3,478
Huaneng Power International, Inc., Cl. H(c)	26,000	20,744
Huaqin Co. Ltd., Cl. A	400	6,065
Huatai Securities Co. Ltd., Cl. A	2,200	6,165
Huatai Securities Co. Ltd., Cl. H(b)	10,600	21,866
Huaxi Securities Co. Ltd., Cl. A	2,100	2,680
Huaxia Bank Co. Ltd., Cl. A	6,900	6,957
Huaxia Eye Hospital Group Co. Ltd., Cl. A	1,400	3,727
Huaxin Building Materials Group Co. Ltd., Cl. H	2,300	4,877
Huayu Automotive Systems Co. Ltd., Cl. A	1,200	3,277
Hubei Feilihua Quartz Glass Co. Ltd., Cl. A	300	4,784
Hubei Xingfa Chemicals Group Co. Ltd., Cl. A	700	3,343
Huishang Bank Corp. Ltd., Cl. H	3,000	1,968
Huizhou Desay Sv Automotive Co. Ltd., Cl. A	200	3,017
Hunan Valin Steel Co. Ltd., Cl. A	4,400	2,988
Hundsun Technologies, Inc., Cl. A	700	2,744
Hwatsing Technology Co. Ltd., Cl. A	84	2,427
Hygon Information Technology Co. Ltd., Cl. A	1,021	44,262
IEIT Systems Co. Ltd., Cl. A	700	7,145
Iflytek Co. Ltd., Cl. A	1,500	10,490
Imeik Technology Development Co. Ltd., Cl. A	80	1,347
Industrial & Commercial Bank of China Ltd., Cl. A	27,100	29,544
Industrial & Commercial Bank of China Ltd., Cl. H	456,000	409,214
Industrial Bank Co. Ltd., Cl. A	8,800	23,089
Industrial Securities Co. Ltd., Cl. A	2,200	1,954
Ingenic Semiconductor Co. Ltd., Cl. A	200	3,634
Inner Mongolia BaoTou Steel Union Co. Ltd., Cl. A	24,000	9,483
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Cl. A	5,400	4,417
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Cl. A	600	3,721
Inner Mongolia Yili Industrial Group Co. Ltd., Cl. A	2,700	10,850
Inner Mongolia Yitai Coal Co. Ltd., Cl. B	6,900	18,354
Inner Mongolia Yuan Xing Energy Co. Ltd., Cl. A	3,400	4,458
InnoScience Suzhou Technology Holding Co. Ltd., Cl. H(a)	2,100	17,197

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Innovent Biologics, Inc.(a),(b)	10,500	120,632
iQIYI, Inc., ADR(a)	5,240	6,183
Isoftstone Information Technology Group Co. Ltd., Cl. A	800	4,617
J&T Global Express Ltd.(a)	38,600	48,289
JA Solar Technology Co. Ltd., Cl. A(a)	1,676	2,666
JCET Group Co. Ltd., Cl. A	800	5,334
JD Health International, Inc.(a)	7,050	40,822
JD Logistics, Inc.(a),(b)	10,300	19,854
JD.com, Inc., Cl. A	18,966	281,570
JF SmartInvest Holdings Ltd.(c)	500	2,295
Jiangsu Eastern Shenghong Co. Ltd., Cl. A(a)	3,000	5,826
Jiangsu Expressway Co. Ltd., Cl. H	10,000	13,570
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	644	9,893
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. A	3,540	27,911
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. H	800	6,638
Jiangsu King’s Luck Brewery JSC Ltd., Cl. A	1,100	4,417
Jiangsu Pacific Quartz Co. Ltd., Cl. A	100	807
Jiangsu Xukuang Energy Co. Ltd., Cl. A	2,400	1,647
Jiangsu Yanghe Distillery Co. Ltd., Cl. A	600	4,322
Jiangsu Yangnong Chemical Co. Ltd., Cl. A	200	2,117
Jiangsu Yoke Technology Co. Ltd., Cl. A	300	3,719
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Cl. A	1,200	5,142
Jiangsu Zhongtian Technology Co. Ltd., Cl. A	2,200	10,663
Jiangxi Copper Co. Ltd., Cl. A	800	5,322
Jiangxi Copper Co. Ltd., Cl. H	8,000	37,397
Jiangxi Zhengbang Technology Co. Ltd., Cl. A(a)	6,200	3,148
Jinduicheng Molybdenum Co. Ltd., Cl. A	1,800	5,157
Jinko Solar Co. Ltd., Cl. A(a)	7,193	7,000
JL Mag Rare-Earth Co. Ltd., Cl. H	1,400	3,489
Joincare Pharmaceutical Group Industry Co. Ltd., Cl. A	1,800	2,879
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Cl. A	1,200	3,649
Juneyao Airlines Co. Ltd., Cl. A	1,500	2,511
Kanzhun Ltd., ADR	2,048	27,689
KE Holdings, Inc., Cl. A	13,000	70,229
Keda Industrial Group Co. Ltd., Cl. A	1,500	4,225
Kingdee International Software Group Co. Ltd.(a)	19,000	20,737
Kingfa Sci & Tech Co. Ltd., Cl. A	1,400	3,514
Kingnet Network Co. Ltd., Cl. A	1,400	3,684
Kingsoft Cloud Holdings Ltd.(a)	20,000	19,480
Kingsoft Corp. Ltd.	7,000	20,373
Kuaishou Technology(b)	19,300	105,693
Kuang-Chi Technologies Co. Ltd., Cl. A(a)	1,600	9,173
Kunlun Tech Co. Ltd., Cl. A(a)	1,200	8,580
Kweichow Moutai Co. Ltd., Cl. A	500	101,321
Lao Feng Xiang Co. Ltd., Cl. B	1,500	4,836
Laopu Gold Co. Ltd., Cl. H	300	21,139
LB Group Co. Ltd., Cl. A	2,100	5,197
Lenovo Group Ltd.(c)	34,000	50,693
Lens Technology Co. Ltd., Cl. A	3,000	11,278
Lens Technology Co. Ltd., Cl. H	1,200	2,564

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Lepu Medical Technology Beijing Co. Ltd., Cl. A	600	1,260
Levima Advanced Materials Corp., Cl. A	1,200	4,230
Li Auto, Inc., Cl. A(a),(c)	8,300	71,570
Li Ning Co. Ltd.	16,500	42,589
Liaoning Port Co. Ltd., Cl. A	9,100	2,184
Lingyi iTech Guangdong Co., Cl. A	3,800	7,818
Livzon Pharmaceutical Group, Inc., Cl. H	1,900	6,830
Longfor Group Holdings Ltd.(b)	10,500	10,750
LONGi Green Energy Technology Co. Ltd., Cl. A(a)	2,536	6,108
Loongson Technology Corp. Ltd., Cl. A(a)	292	7,103
Luxshare Precision Industry Co. Ltd., Cl. A	3,100	30,394
Luzhou Laojiao Co. Ltd., Cl. A	600	8,789
Lygend Resources & Technology Co. Ltd., Cl. H	1,000	1,528
Maanshan Iron & Steel Co. Ltd., Cl. H(a)	12,000	3,891
Mango Excellent Media Co. Ltd., Cl. A	1,100	3,129
Mao Geping Cosmetics Co. Ltd., Cl. H	700	6,438
Meihua Holdings Group Co. Ltd., Cl. A	2,600	3,774
Meinian Onehealth Healthcare Holdings Co. Ltd., Cl. A	4,200	3,337
Meitu, Inc.(b)	21,500	11,417
Meituan, Cl. B(a),(b)	35,570	378,006
Metallurgical Corp. of China Ltd., Cl. A	6,900	2,958
Metallurgical Corp. of China Ltd., Cl. H	19,000	3,832
Midea Group Co. Ltd., Cl. A	3,100	36,790
Midea Group Co. Ltd., Cl. H	4,200	48,092
Ming Yang Smart Energy Group Ltd., Cl. A	1,500	3,477
MINISO Group Holding Ltd.(c)	3,200	11,568
Mixue Group, Cl. H(a)	300	11,022
Montage Technology Co. Ltd., Cl. A	505	12,807
Muyuan Foods Co. Ltd., Cl. A	2,120	13,867
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Cl. A	1,300	1,746
Nanjing Securities Co. Ltd., Cl. A	2,300	2,474
NARI Technology Co. Ltd., Cl. A	3,344	12,708
National Silicon Industry Group Co. Ltd., Cl. A(a)	1,129	3,405
NAURA Technology Group Co. Ltd., Cl. A	310	24,360
NavInfo Co. Ltd., Cl. A(a)	2,600	3,436
NetEase, Inc.	11,600	265,058
New China Life Insurance Co. Ltd., Cl. A	600	5,654
New China Life Insurance Co. Ltd., Cl. H	6,200	40,522
New Hope Liuhe Co. Ltd., Cl. A	6,300	8,048
New Oriental Education & Technology Group, Inc.	9,100	48,812
Nexchip Semiconductor Corp., Cl. A	550	2,720
Ningbo Deye Technology Co. Ltd., Cl. A	442	9,743
Ningbo Joyson Electronic Corp., Cl. H(a)	3,000	6,399
Ningbo Shanshan Co. Ltd., Cl. A(a)	2,500	6,091
Ningbo Tuopu Group Co. Ltd., Cl. A	840	7,393
Ningbo Zhoushan Port Co. Ltd., Cl. A	1,700	920
Ningxia Baofeng Energy Group Co. Ltd., Cl. A	4,200	18,868
NIO, Inc., Cl. A(a),(c)	11,960	75,115
Nongfu Spring Co. Ltd., Cl. H(b)	12,200	72,885
North Industries Group Red Arrow Co. Ltd., Cl. A(a)	1,300	3,375

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
OFILM Group Co. Ltd., Cl. A(a)	1,400	1,784
OmniVision Integrated Circuits Group, Inc.	540	7,768
Onewo, Inc., Cl. H	500	1,077
Orient Securities Co. Ltd., Cl. A	1,692	2,313
Orient Securities Co. Ltd., Cl. H(b)	7,200	5,680
Oriental Pearl Group Co. Ltd., Cl. A	1,900	2,775
Ovctek China, Inc., Cl. A	400	844
Pangang Group Vanadium Titanium & Resources Co. Ltd., Cl. A(a)	4,500	2,397
Pantum Technology Co. Ltd., Cl. A(a)	100	280
People.cn Co. Ltd., Cl. A	1,100	3,055
Perfect World Co. Ltd., Cl. A	1,800	4,006
PetroChina Co. Ltd., Cl. A	7,800	13,948
PetroChina Co. Ltd., Cl. H	148,000	227,278
Phancy Group Co. Ltd., Cl. H(a)	1,900	9,071
Pharmaron Beijing Co. Ltd., Cl. H(b)	2,000	5,372
PICC Property & Casualty Co. Ltd., Cl. H	44,000	78,690
Ping An Bank Co. Ltd., Cl. A	6,500	10,929
Ping An Healthcare and Technology Co. Ltd.(a),(b)	6,000	8,234
Ping An Insurance Group Co. of China Ltd., Cl. A	5,800	50,390
Ping An Insurance Group Co. of China Ltd., Cl. H	41,500	333,748
Piotech, Inc., Cl. A	62	4,037
Poly Developments and Holdings Group Co. Ltd., Cl. A	6,200	5,571
Poly Property Development Co. Ltd., Cl. H	1,000	3,990
Pony AI, Inc., ADR(a),(c)	1,532	15,121
Pop Mart International Group Ltd.(b)	4,200	84,281
Postal Savings Bank of China Co. Ltd., Cl. A	9,000	6,677
Postal Savings Bank of China Co. Ltd., Cl. H(b)	58,000	37,167
Power Construction Corp. of China Ltd., Cl. A	5,000	4,090
Proya Cosmetics Co. Ltd., Cl. A	300	2,717
Qfin Holdings, Inc., ADR	809	10,582
Qilu Bank Co. Ltd., Cl. A	6,200	5,798
Qingdao Sentury Tire Co. Ltd., Cl. A	800	2,011
Qinghai Salt Lake Industry Co. Ltd., Cl. A(a)	3,400	19,548
Quzhou Xin’an Development Co. Ltd., Cl. A(a)	8,400	5,593
Range Intelligent Computing Technology Group Co. Ltd., Cl. A	700	9,123
Raytron Technology Co. Ltd., Cl. A	464	9,914
Remegen Co. Ltd., Cl. H(a),(b)	1,500	19,263
REPT BATTERO Energy Co. Ltd., Cl. H(a)	3,800	8,576
Rockchip Electronics Co. Ltd., Cl. A	100	2,676
Rongsheng Petrochemical Co. Ltd., Cl. A	3,500	7,145
Ruyi Film Entertainment Co. Ltd., Cl. A(a)	1,100	1,627
SAIC Motor Corp. Ltd., Cl. A	3,400	6,856
Sailun Group Co. Ltd., Cl. A	1,900	3,870
Sanan Optoelectronics Co. Ltd., Cl. A	3,500	7,001
Sangfor Technologies, Inc., Cl. A	200	3,430
Sany Heavy Equipment International Holdings Co. Ltd.	11,000	15,151
Sany Heavy Industry Co. Ltd., Cl. A	2,300	6,849
Sany Heavy Industry Co. Ltd., Cl. H(a)	3,400	9,410
Satellite Chemical Co. Ltd., Cl. A	2,342	10,144
SDIC Capital Co. Ltd., Cl. A	4,100	4,026

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
SDIC Power Holdings Co. Ltd., Cl. A	2,700	5,385
Sealand Securities Co. Ltd., Cl. A	3,500	2,003
Seazen Holdings Co. Ltd., Cl. A(a)	1,400	3,028
SenseTime Group, Inc., Cl. B(a),(b)	190,000	48,023
Seres Group Co. Ltd., Cl. A	700	9,091
Seres Group Co. Ltd., Cl. H(a)	400	3,901
SF Holding Co. Ltd., Cl. A	2,300	12,487
SF Holding Co. Ltd., Cl. H	2,400	10,845
SG Micro Corp., Cl. A	350	4,709
Shaanxi Coal Industry Co. Ltd., Cl. A	3,300	12,618
Shaanxi Energy Investment Co. Ltd., Cl. A	3,000	5,180
Shan Xi Hua Yang Group New Energy Co. Ltd., Cl. A	500	765
Shandong Gold Mining Co. Ltd., Cl. A	1,900	9,559
Shandong Gold Mining Co. Ltd., Cl. H(b)	5,400	19,549
Shandong Hualu Hengsheng Chemical Co. Ltd., Cl. A	1,500	8,451
Shandong Linglong Tyre Co. Ltd., Cl. A	400	774
Shandong Nanshan Aluminum Co. Ltd., Cl. A	5,500	4,322
Shandong Sinocera Functional Material Co. Ltd., Cl. A	1,300	6,807
Shandong Sun Paper Industry JSC Ltd., Cl. A	1,300	2,798
Shandong Weifang Rainbow Chemical Co. Ltd., Cl. A	100	1,240
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	12,400	5,445
Shanghai Aiko Solar Energy Co. Ltd., Cl. A(a)	1,600	3,601
Shanghai Bairun Investment Holding Group Co. Ltd., Cl. A	600	1,673
Shanghai Baosight Software Co. Ltd., Cl. A	1,233	4,092
Shanghai Baosight Software Co. Ltd., Cl. B	4,204	4,120
Shanghai BOCHU Electronic Technology Corp. Ltd., Cl. A	83	1,722
Shanghai Chicmax Cosmetic Co. Ltd., Cl. H(c)	500	3,000
Shanghai Electric Group Co. Ltd., Cl. A(a)	6,900	8,158
Shanghai Electric Group Co. Ltd., Cl. H(a)	12,000	5,959
Shanghai Electric Power Co. Ltd., Cl. A	1,200	2,985
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. A	500	1,821
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. H	3,000	7,318
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. A	420	4,184
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. H	2,000	9,921
Shanghai International Airport Co. Ltd., Cl. A	1,700	6,776
Shanghai International Port Group Co. Ltd., Cl. A	5,000	3,658
Shanghai Jinjiang International Hotels Co. Ltd., Cl. A	700	2,618
Shanghai Junshi Biosciences Co. Ltd., Cl. H(a),(b)	1,200	4,032
Shanghai Lingang Holdings Corp. Ltd., Cl. A	100	131
Shanghai MicroPort MedBot Group Co. Ltd., Cl. H(a)	2,000	7,920
Shanghai Pharmaceuticals Holding Co. Ltd., Cl. H	5,400	8,106
Shanghai Pudong Development Bank Co. Ltd., Cl. A	12,000	16,278
Shanghai Putailai New Energy Technology Group Co. Ltd., Cl. A	1,330	7,059
Shanghai RAAS Blood Products Co. Ltd., Cl. A	5,800	4,719
Shanghai Rural Commercial Bank Co. Ltd., Cl. A	3,900	5,125
Shanghai United Imaging Healthcare Co. Ltd., Cl. A	302	4,859
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Cl. A	2,600	1,876
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Cl. A	300	1,608
Shanghai Zhonggu Logistics Co. Ltd., Cl. A	1,700	2,699
Shanjin International Gold Co. Ltd., Cl. A	1,300	4,956

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Shannon Semiconductor Technology Co. Ltd., Cl. A	100	2,556
Shanxi Lu’an Environmental Energy Development Co. Ltd., Cl. A	200	473
Shanxi Meijin Energy Co. Ltd., Cl. A(a)	3,100	2,023
Shanxi Securities Co. Ltd., Cl. A	5,300	4,382
Shanxi Taigang Stainless Steel Co. Ltd., Cl. A(a)	6,800	4,229
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Cl. A	560	11,747
Shanxi Xishan Coal & Electricity Power Co. Ltd., Cl. A	3,600	3,698
Sharetronic Data Technology Co. Ltd., Cl. A	140	5,320
Shenergy Co. Ltd., Cl. A	2,500	3,315
Shengyi Electronics Co. Ltd., Cl. A	200	3,208
Shengyi Technology Co. Ltd., Cl. A	1,200	13,435
Shennan Circuits Co. Ltd., Cl. A	240	10,975
Shenwan Hongyuan Group Co. Ltd., Cl. A	24,800	17,202
Shenzhen Dobot Corp. Ltd., Cl. H(a)	1,000	4,059
Shenzhen Energy Group Co. Ltd., Cl. A	5,000	5,005
Shenzhen Envicool Technology Co. Ltd., Cl. A	400	5,537
Shenzhen Expressway Corp. Ltd., Cl. H(c)	6,000	5,652
Shenzhen Goodix Technology Co. Ltd., Cl. A	400	3,798
Shenzhen Han’s CNC Technology Co. Ltd., Cl. A	200	5,344
Shenzhen Inovance Technology Co. Ltd., Cl. A	1,200	12,046
Shenzhen Kaifa Technology Co. Ltd., Cl. A	1,300	5,559
Shenzhen Kangtai Biological Products Co. Ltd., Cl. A	1,200	2,476
Shenzhen Kinwong Electronic Co. Ltd., Cl. A	800	8,215
Shenzhen Longsys Electronics Co. Ltd., Cl. A(a)	200	11,740
Shenzhen Megmeet Electrical Co. Ltd., Cl. A	200	3,518
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	400	9,857
Shenzhen New Industries Biomedical Engineering Co. Ltd., Cl. A	400	2,824
Shenzhen Overseas Chinese Town Co. Ltd., Cl. A(a)	4,300	1,422
Shenzhen Salubris Pharmaceuticals Co. Ltd., Cl. A	600	4,503
Shenzhen SED Industry Co. Ltd., Cl. A	700	1,776
Shenzhen Sunway Communication Co. Ltd., Cl. A	300	4,008
Shenzhen Transsion Holdings Co. Ltd., Cl. A	275	2,324
Shenzhen Yan Tian Port Holding Co. Ltd., Cl. A	13,100	8,684
Shenzhou International Group Holdings Ltd.	3,900	23,299
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Cl. A	2,400	5,985
Sichuan Biokin Pharmaceutical Co. Ltd., Cl. A(a)	65	2,594
Sichuan Changhong Electric Co. Ltd., Cl. A	3,100	3,965
Sichuan Chuantou Energy Co. Ltd., Cl. A	3,300	7,393
Sichuan Hebang Biotechnology Co. Ltd., Cl. A(a)	10,600	4,591
Sichuan Kelun Pharmaceutical Co. Ltd., Cl. A	500	2,529
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Cl. H(a)	300	17,976
Sichuan Road and Bridge Group Co. Ltd., Cl. A	160	192
Sichuan Swellfun Co. Ltd., Cl. A	200	951
Silergy Corp.	2,000	26,953
Sinolink Securities Co. Ltd., Cl. A	3,400	4,463
Sinoma International Engineering Co., Cl. A	1,800	2,458
Sinoma Science & Technology Co. Ltd., Cl. A	800	6,459
Sinomach Heavy Equipment Group Co. Ltd., Cl. A(a)	4,400	2,762
Sinopec Engineering Group Co. Ltd., Cl. H	9,000	7,226
Sinopec Shanghai Petrochemical Co. Ltd., Cl. H	46,000	7,634

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Sinopharm Group Co. Ltd., Cl. H	9,600	22,634
Sinotrans Ltd., Cl. H(c)	12,000	7,812
Sinotruk Hong Kong Ltd.	5,500	27,002
Skshu Paint Co. Ltd., Cl. A	420	2,623
Smoore International Holdings Ltd.(b)	14,000	16,692
Songcheng Performance Development Co. Ltd., Cl. A	2,100	2,366
SooChow Securities Co. Ltd., Cl. A	2,100	2,471
Southwest Securities Co. Ltd., Cl. A	13,100	8,128
Spring Airlines Co. Ltd., Cl. A	400	2,762
StarPower Semiconductor Ltd., Cl. A	440	6,691
State Grid Information & Communication Co. Ltd., Cl. A	300	752
Sungrow Power Supply Co. Ltd., Cl. A	800	16,086
Sunny Optical Technology Group Co. Ltd.	4,600	37,405
Sunresin New Materials Co. Ltd., Cl. A	600	5,597
Sunshine Insurance Group Co. Ltd., Cl. H	17,500	8,042
Sunwoda Electronic Co. Ltd., Cl. A	1,400	5,620
SUPCON Technology Co. Ltd., Cl. A	174	2,019
Suzhou Dongshan Precision Manufacturing Co. Ltd., Cl. A	700	19,128
Suzhou Maxwell Technologies Co. Ltd., Cl. A	100	3,496
Suzhou TFC Optical Communication Co. Ltd., Cl. A	372	16,739
TAL Education Group, ADR(a)	2,894	32,181
Talkweb Information System Co. Ltd., Cl. A(a)	1,100	5,705
TBEA Co. Ltd., Cl. A	1,920	7,535
TCL Technology Group Corp., Cl. A	10,600	6,623
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Cl. A(a)	2,350	2,978
Tencent Holdings Ltd.	41,600	2,484,184
Tencent Music Entertainment Group, Cl. A	7,800	34,929
The Pacific Securities Co. Ltd., Cl. A(a)	8,400	4,524
The People’s Insurance Company Group of China Ltd., Cl. A	4,100	4,308
The People’s Insurance Company Group of China Ltd., Cl. H	62,000	42,105
Tianfeng Securities Co. Ltd., Cl. A(a)	5,700	2,986
Tianqi Lithium Corp., Cl. A(a)	400	4,684
Tianqi Lithium Corp., Cl. H(a)	1,400	11,876
Tianshan Aluminum Group Co. Ltd., Cl. A	3,400	8,279
TianShan Material Co. Ltd., Cl. A(a)	200	136
Tingyi Cayman Islands Holding Corp.	10,000	15,382
Tongcheng Travel Holdings Ltd.	8,000	18,127
TongFu Microelectronics Co. Ltd., Cl. A	500	3,788
Tongkun Group Co. Ltd., Cl. A	1,800	6,377
Tongling Nonferrous Metals Group Co. Ltd., Cl. A	8,400	7,560
Tongwei Co. Ltd., Cl. A(a)	2,300	5,846
Topchoice Medical Corp., Cl. A	280	1,728
Topsports International Holdings Ltd.(b),(c)	12,000	4,596
TransThera Sciences Nanjing, Inc., Cl. H(a)	500	3,293
TravelSky Technology Ltd., Cl. H	7,000	8,641
Trina Solar Co. Ltd., Cl. A(a)	845	2,147
Tsingtao Brewery Co. Ltd., Cl. H	4,000	27,547
UBTech Robotics Corp. Ltd., Cl. H(a)	1,900	25,709
Unigroup Guoxin Microelectronics Co. Ltd., Cl. A	79	894
Uni-President China Holdings Ltd.	5,000	4,602

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Unisound AI Technology Co. Ltd., Cl. H(a)	80	3,064
Unisplendour Corp. Ltd., Cl. A	1,900	8,894
United Nova Technology Co. Ltd., Cl. A(a)	4,336	4,372
Venustech Group, Inc., Cl. A(a)	1,300	2,971
Verisilicon Microelectronics Shanghai Co. Ltd., Cl. A(a)	108	4,439
Victory Giant Technology Huizhou Co. Ltd., Cl. A	500	24,035
Vipshop Holdings Ltd., ADR	1,996	28,722
VOYAH Automobile Technology Co. Ltd., Cl. H(a)	4,263	3,265
Wangfujing Group Co. Ltd., Cl. A	1,600	2,896
Wanguo Gold Group Ltd.(a)	9,000	12,764
Wanhua Chemical Group Co. Ltd., Cl. A	1,500	19,654
Weibo Corp., ADR(c)	628	5,282
Weichai Power Co. Ltd., Cl. A	3,100	14,154
Weichai Power Co. Ltd., Cl. H	14,000	69,055
Weihai Guangwei Composites Co. Ltd., Cl. A	1,400	6,761
Weilong Delicious Global Holdings Ltd.	3,600	4,370
Wens Foodstuffs Group Co. Ltd., Cl. A	2,400	5,774
Western Mining Co. Ltd., Cl. A	1,600	6,928
Western Securities Co. Ltd., Cl. A	3,400	3,572
Wingtech Technology Co. Ltd., Cl. A(a)	600	2,469
Wintime Energy Co. Ltd., Cl. A(a)	19,500	5,051
Wolong Electric Group Co. Ltd., Cl. A	600	3,323
Wuchan Zhongda Group Co. Ltd., Cl. A	10,600	7,943
Wuhan Guide Infrared Co. Ltd., Cl. A(a)	3,200	6,944
Wuliangye Yibin Co. Ltd., Cl. A	1,500	21,309
WUS Printed Circuit Kunshan Co. Ltd., Cl. A	1,000	15,010
WuXi AppTec Co. Ltd., Cl. A	1,740	27,894
WuXi AppTec Co. Ltd., Cl. H(b)	2,600	45,138
Wuxi Biologics Cayman, Inc.(a),(b)	25,000	105,441
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	700	5,656
WuXi XDC Cayman, Inc.(a)	2,500	18,797
XCMG Construction Machinery Co. Ltd., Cl. A	4,900	7,135
XD, Inc.(c)	2,000	15,931
Xiamen Tungsten Co. Ltd., Cl. A	600	5,073
Xiaomi Corp., Cl. B(a),(b)	114,400	423,793
Xinjiang Daqo New Energy Co. Ltd., Cl. A(a)	556	1,810
Xinyi Solar Holdings Ltd.(c)	28,591	10,438
XPeng, Inc., Cl. A(a)	9,300	72,417
XtalPi Holdings Ltd.(a)	20,000	24,331
Yadea Group Holdings Ltd.(b)	6,000	9,214
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Cl. H(b)	3,000	76,209
Yankuang Energy Group Co. Ltd., Cl. A	2,360	7,891
Yankuang Energy Group Co. Ltd., Cl. H	24,400	51,019
Yantai Jereh Oilfield Services Group Co. Ltd., Cl. A	500	10,024
Yifeng Pharmacy Chain Co. Ltd., Cl. A	1,120	3,802
Yihai Kerry Arawana Holdings Co. Ltd., Cl. A	1,600	6,682
Yongan Futures Co. Ltd., Cl. A	700	1,518
Yonghui Superstores Co. Ltd., Cl. A(a)	6,100	3,428
YongXing Special Materials Technology Co. Ltd., Cl. A	330	4,213
Yonyou Network Technology Co. Ltd., Cl. A(a)	3,100	5,299

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
China — 19.4% (continued)
Youngor Group Co. Ltd., Cl. A	2,600	2,926
YTO Express Group Co. Ltd., Cl. A	1,100	3,461
YUNDA Holding Group Co. Ltd., Cl. A	3,100	3,566
Yunnan Aluminium Co. Ltd., Cl. A	600	2,792
Yunnan Baiyao Group Co. Ltd., Cl. A	580	4,503
Yunnan Botanee Bio-Technology Group Co. Ltd., Cl. A	800	4,786
Yunnan Chihong Zinc & Germanium Co. Ltd., Cl. A	4,600	6,045
Yunnan Tin Co. Ltd., Cl. A	1,200	6,190
Yunnan Yuntianhua Co. Ltd., Cl. A	600	3,177
Zai Lab Ltd.(a)	6,500	13,666
Zangge Mining Co. Ltd., Cl. A	500	6,531
ZCZL Industrial Technology Group Co. Ltd., Cl. H	2,800	6,191
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Cl. A	200	4,201
Zhaojin Mining Industry Co. Ltd., Cl. H	11,000	39,738
Zhejiang Century Huatong Group Co. Ltd., Cl. A(a)	3,100	7,263
Zhejiang China Commodities City Group Co. Ltd., Cl. A	1,900	3,684
Zhejiang Chint Electrics Co. Ltd., Cl. A	700	3,353
Zhejiang Dahua Technology Co. Ltd., Cl. A	800	2,165
Zhejiang Expressway Co. Ltd., Cl. H	14,000	13,868
Zhejiang Huahai Pharmaceutical Co. Ltd., Cl. A	1,100	2,622
Zhejiang Huayou Cobalt Co. Ltd., Cl. A	1,250	12,181
Zhejiang Juhua Co. Ltd., Cl. A	1,700	9,112
Zhejiang Leapmotor Technology Co. Ltd., Cl. H(a),(b)	3,900	23,608
Zhejiang Longsheng Group Co. Ltd., Cl. A	2,000	3,840
Zhejiang NHU Co. Ltd., Cl. A	1,280	6,518
Zhejiang Provincial New Energy Investment Group Co. Ltd., Cl. A	3,500	5,055
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. A	1,400	9,612
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. H	3,200	13,562
Zhejiang Sanmei Chemical Industry Co. Ltd., Cl. A	100	955
Zhejiang Wanfeng Auto Wheel Co. Ltd., Cl. A	1,200	2,393
Zhejiang Weiming Environment Protection Co. Ltd., Cl. A	200	628
Zhejiang Weixing New Building Materials Co. Ltd., Cl. A	600	972
Zhejiang Zheneng Electric Power Co. Ltd., Cl. A	4,100	3,420
Zheshang Securities Co. Ltd., Cl. A	2,400	3,459
ZhongAn Online P&C Insurance Co. Ltd., Cl. H(a),(b)	7,800	11,679
Zhongji Innolight Co. Ltd., Cl. A	440	55,212
Zhongjin Gold Corp. Ltd., Cl. A	2,000	7,598
Zhongsheng Group Holdings Ltd.	4,000	3,625
Zhongtai Securities Co. Ltd., Cl. A	5,400	4,757
Zhuzhou CRRC Times Electric Co. Ltd., Cl. A	939	6,653
Zhuzhou CRRC Times Electric Co. Ltd., Cl. H	2,100	9,608
Zijin Mining Group Co. Ltd., Cl. A	8,800	42,882
Zijin Mining Group Co. Ltd., Cl. H	36,000	163,967
ZJLD Group, Inc.(b)	2,400	2,503
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. A	4,200	4,886
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. H	9,000	9,042
ZTE Corp., Cl. A	1,300	6,982
ZTE Corp., Cl. H	6,200	19,739
ZTO Express Cayman, Inc.	2,300	57,399
		15,955,782

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Colombia — .1%
Ecopetrol SA	34,790	24,919
Grupo Argos SA	2,311	10,059
Grupo Cibest SA	1,359	28,243
Grupo de Inversiones Suramericana SA	720	10,167
Interconexion Electrica SA ESP	2,685	20,814
		94,202
Cyprus — .0%
Bank of Cyprus Holdings PLC	2,085	22,501
Czechia — .1%
CEZ A/S	1,019	58,715
Komercni Banka A/S	519	27,631
		86,346
Egypt — .1%
Commercial International Bank	19,114	48,124
Talaat Moustafa Group	5,772	10,130
		58,254
Greece — .5%
Alpha Bank SA	13,104	52,264
Athens International Airport SA	378	4,306
Eurobank SA	15,983	68,996
Hellenic Telecommunications Organization SA	1,070	22,806
JUMBO SA	745	20,310
Motor Oil Hellas Corinth Refineries SA	410	18,276
National Bank of Greece SA	5,471	86,158
Piraeus Bank SA	7,728	72,069
Public Power Corp. SA	1,469	31,035
		376,220
Hong Kong — 3.1%
Alibaba Group Holding Ltd.	121,080	1,947,481
Beijing Enterprises Holdings Ltd.	3,500	13,850
Beijing Enterprises Water Group Ltd.	16,000	5,637
BOC Hong Kong Holdings Ltd.	22,000	125,590
Brilliance China Automotive Holdings Ltd.	26,000	8,994
C&D International Investment Group Ltd.	3,712	7,027
China Everbright Environment Group Ltd.	23,000	16,442
China Medical System Holdings Ltd.	11,000	17,960
China Merchants Port Holdings Co. Ltd.	10,000	19,786
China Overseas Land & Investment Ltd.	27,500	46,619
China Overseas Property Holdings Ltd.	10,000	5,068
China Power International Development Ltd.(c)	33,000	13,733
China Resources Beer Holdings Co. Ltd.	8,000	27,410
China Resources Gas Group Ltd.	4,100	9,834
China Resources Land Ltd.	18,500	76,751
China Resources Power Holdings Co. Ltd.(c)	14,000	34,438
China Ruyi Holdings Ltd.(a)	72,000	13,419
China State Construction International Holdings Ltd.	10,000	11,578
China Taiping Insurance Holdings Co. Ltd.	10,200	29,010
Cowell e Holdings, Inc.(a)	1,000	4,034
Far East Horizon Ltd.	14,000	13,368
Guangdong Investment Ltd.	22,000	22,972

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Hong Kong — 3.1% (continued)
Guming Holdings Ltd.	3,600	11,709
Guotai Junan International Holdings Ltd.	19,000	5,870
Kunlun Energy Co. Ltd.	26,000	25,025
NetEase Cloud Music, Inc.(a),(b),(c)	650	9,542
Orient Overseas International Ltd.	1,000	17,425
Want Want China Holdings Ltd.	32,000	18,055
Yuexiu Property Co. Ltd.(c)	13,000	6,422
		2,565,049
Hungary — .3%
MOL Hungarian Oil & Gas PLC	2,498	33,246
OTP Bank Nyrt	1,461	195,570
Richter Gedeon Nyrt	970	40,795
		269,611
India — 12.3%
360 ONE WAM Ltd.	1,690	18,423
ABB India Ltd.	345	26,280
Abbott India Ltd.	38	10,183
ACC Ltd.	116	1,738
Adani Energy Solutions Ltd.(a)	2,335	33,021
Adani Enterprises Ltd.	1,556	39,483
Adani Green Energy Ltd.(a)	2,080	26,893
Adani Ports & Special Economic Zone Ltd.	3,914	68,343
Adani Power Ltd.(a)	29,673	69,357
Adani Total Gas Ltd.	2,265	15,146
Aditya Birla Capital Ltd.(a)	3,627	13,203
Alkem Laboratories Ltd.	216	12,289
Ambuja Cements Ltd.	4,608	21,566
APL Apollo Tubes Ltd.	982	19,710
Apollo Hospitals Enterprise Ltd.	670	53,906
Ashok Leyland Ltd.	21,408	36,560
Asian Paints Ltd.	2,165	55,759
Astral Ltd.	938	15,118
AU Small Finance Bank Ltd.(b)	3,301	35,334
Aurobindo Pharma Ltd.	1,812	26,527
Authum Investment & Infrastucture Ltd.	670	3,330
Avenue Supermarts Ltd.(a),(b)	965	46,625
AWL Agri Business Ltd.(a)	2,203	4,558
Axis Bank Ltd.	15,393	205,691
Bajaj Auto Ltd.	458	48,225
Bajaj Finance Ltd.	17,384	171,617
Bajaj Finserv Ltd.	2,602	47,898
Bajaj Holdings & Investment Ltd.	201	21,743
Bajaj Housing Finance Ltd.(a)	12,479	11,462
Balkrishna Industries Ltd.	588	13,386
Bandhan Bank Ltd.(b)	4,235	8,911
Bank of Baroda	6,871	19,072
Bank of India	5,194	7,654
Bank of Maharashtra	5,845	4,826
Berger Paints India Ltd.	1,448	7,218
Bharat Dynamics Ltd.	641	9,212

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
India — 12.3% (continued)
Bharat Electronics Ltd.	23,373	106,210
Bharat Forge Ltd.	1,812	35,922
Bharat Heavy Electricals Ltd.	9,128	33,892
Bharat Petroleum Corp. Ltd.	13,410	42,449
Bharti Airtel Ltd.	16,461	327,230
Bharti Hexacom Ltd.	518	8,281
Biocon Ltd.	3,943	14,941
Bosch Ltd.	59	22,375
Britannia Industries Ltd.	752	45,367
BSE Ltd.	1,381	52,969
Canara Bank	12,471	17,692
CG Power and Industrial Solutions Ltd.	4,476	38,356
Cholamandalam Investment and Finance Co. Ltd.	2,818	46,403
Cipla Ltd.	3,605	49,741
Coal India Ltd.	10,351	52,505
Cochin Shipyard Ltd.(b)	500	9,131
Coforge Ltd.	2,106	26,535
Colgate-Palmolive India Ltd.	783	17,293
Container Corp. of India Ltd.	1,416	7,591
Coromandel International Ltd.	638	13,321
Cummins India Ltd.	951	52,767
Dabur India Ltd.	3,679	17,113
Dalmia Bharat Ltd.	493	9,902
Delhivery Ltd.(a)	2,708	13,325
Divi’s Laboratories Ltd.	773	52,958
Dixon Technologies India Ltd.	224	26,353
DLF Ltd.	4,830	29,871
Dr. Reddy’s Laboratories Ltd.	3,668	51,124
Eicher Motors Ltd.	916	68,608
Embassy Office Parks REIT	4,951	22,157
Eternal Ltd.(a)	32,050	83,416
Exide Industries Ltd.	2,575	9,782
Federal Bank Ltd.	13,464	40,705
Fertilisers & Chemicals Travancore Ltd.	499	4,727
Fortis Healthcare Ltd.	3,349	32,566
FSN E-Commerce Ventures Ltd.(a)	7,716	21,524
GAIL India Ltd.	15,254	26,233
GE Vernova T&D India Ltd.	831	39,103
General Insurance Corp. of India(b)	518	2,147
Gland Pharma Ltd.(b)	443	8,172
GlaxoSmithKline Pharmaceuticals Ltd.	308	7,582
Glenmark Pharmaceuticals Ltd.	875	22,183
GMR Infrastructure Ltd.(a)	16,497	16,761
Godfrey Phillips India Ltd.	84	1,992
Godrej Consumer Products Ltd.	2,696	30,311
Godrej Properties Ltd.(a)	649	12,549
Grasim Industries Ltd.	2,144	63,125
Gujarat Fluorochemicals Ltd.	260	9,867
Gujarat Gas Ltd.	1,611	6,451
Havells India Ltd.	1,535	20,064

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
India — 12.3% (continued)
HCL Technologies Ltd.	6,210	78,454
HDB Financial Services Ltd.	1,344	9,298
HDFC Asset Management Co. Ltd.(b)	1,190	34,010
HDFC Bank Ltd.	75,723	615,669
HDFC Life Insurance Co. Ltd.(b)	6,414	39,661
Hero Motocorp Ltd.	857	46,040
Hexaware Technologies Ltd.	703	3,316
Hindalco Industries Ltd.	8,862	96,917
Hindustan Aeronautics Ltd.	1,180	53,941
Hindustan Petroleum Corp. Ltd.	6,481	25,575
Hindustan Unilever Ltd.	4,295	101,857
Hindustan Zinc Ltd.	1,373	8,621
Hitachi Energy India Ltd.	81	28,632
Honeywell Automation India Ltd.	13	4,250
Housing & Urban Development Corp. Ltd.	633	1,473
Hyundai Motor India Ltd.	1,029	19,705
ICICI Bank Ltd.	35,149	467,869
ICICI Lombard General Insurance Co. Ltd.(b)	1,746	32,435
ICICI Prudential Life Insurance Co. Ltd.(b)	2,660	14,401
IDFC First Bank Ltd.	37,892	27,802
Indian Bank	1,558	13,983
Indian Oil Corp. Ltd.	21,185	31,751
Indian Railway Catering & Tourism Corp. Ltd.	2,256	12,825
Indian Railway Finance Corp. Ltd.(b)	12,676	13,918
Indian Renewable Energy Development Agency Ltd.	3,473	4,943
Indraprastha Gas Ltd.	1,762	3,082
Indus Towers Ltd.(a)	8,529	36,838
IndusInd Bank Ltd.(a)	3,515	33,925
Info Edge India Ltd.	2,631	26,967
Infosys Ltd.	21,233	264,379
InterGlobe Aviation Ltd.(b)	1,431	64,760
ITC Ltd.	17,330	57,497
Jindal Stainless Ltd.	2,096	16,947
Jindal Steel Ltd.	2,866	36,933
Jio Financial Services Ltd.	19,824	51,458
JK Cement Ltd.	234	13,035
JSW Energy Ltd.	2,679	15,839
JSW Infrastructure Ltd.	1,422	4,075
JSW Steel Ltd.	5,532	73,701
Jubilant Foodworks Ltd.	3,214	16,207
Kalyan Jewellers India Ltd.	2,405	10,459
Kaynes Technology India Ltd.(a)	40	1,704
Knowledge Realty Trust	5,045	6,333
Kotak Mahindra Bank Ltd.	36,326	146,699
KPIT Technologies Ltd.	1,195	9,557
Kwality Wall’s India Ltd.(a)	4,439	1,274
L&T Finance Ltd.	5,171	15,240
L&T Technology Services Ltd.(b)	106	4,050
Larsen & Toubro Ltd.	4,450	188,195
Laurus Labs Ltd.(b)	2,475	28,709

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
India — 12.3% (continued)
LG Electronics India Ltd.(a)	590	9,902
Life Insurance Corp. of India	1,419	11,929
Linde India Ltd.	138	10,643
Lloyds Metals & Energy Ltd.	651	12,102
Lodha Developers Ltd.(b)	2,013	19,043
LTM Ltd.(b)	469	21,097
Lupin Ltd.	1,669	40,536
Mahindra & Mahindra Financial Services Ltd.	3,037	9,942
Mahindra & Mahindra Ltd.	5,887	192,122
MakeMyTrip Ltd.(a),(c)	386	18,223
Mankind Pharma Ltd.	574	13,587
Marico Ltd.	3,229	26,366
Maruti Suzuki India Ltd.	771	108,152
Max Financial Services Ltd.(a)	1,576	26,330
Max Healthcare Institute Ltd.	4,914	51,413
Mazagon Dock Shipbuilders Ltd.	373	10,741
Motilal Oswal Financial Services Ltd.	1,048	8,836
Mphasis Ltd.	610	14,632
MRF Ltd.	11	15,033
Multi Commodity Exchange of India, Ltd.	795	24,889
Muthoot Finance Ltd.	679	24,496
National Aluminium Co. Ltd.	5,637	23,715
Nestle India Ltd.	4,027	61,885
NHPC Ltd.	17,900	15,691
Nippon Life India Asset Management Ltd.(b)	1,023	10,885
NMDC Ltd.	24,245	23,084
NTPC Green Energy Ltd.(a)	10,120	11,713
NTPC Ltd.	28,458	119,677
Oberoi Realty Ltd.	835	14,688
Oil & Natural Gas Corp. Ltd.	19,497	61,533
Oil India Ltd.	3,632	18,781
One 97 Communications Ltd.(a)	2,681	30,953
Oracle Financial Services Software Ltd.	163	16,704
Page Industries Ltd.	57	22,091
Patanjali Foods Ltd.	1,883	9,115
PB Fintech Ltd.(a)	2,318	40,692
Persistent Systems Ltd.	707	35,755
Petronet LNG Ltd.	4,439	12,944
PI Industries Ltd.	548	17,637
Pidilite Industries Ltd.	1,646	23,857
Polycab India Ltd.	310	26,490
Power Finance Corp. Ltd.	10,193	48,155
Power Grid Corp. of India Ltd.	29,823	100,029
Premier Energies Ltd.(b)	708	7,595
Prestige Estates Projects Ltd.	1,064	15,856
Procter & Gamble Hygiene & Health Care Ltd.	95	10,156
Punjab National Bank	15,062	17,355
Rail Vikas Nigam Ltd.	3,367	10,559
REC Ltd.	8,813	32,898
Reliance Industries Ltd.	39,493	595,347

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
India — 12.3% (continued)
Samvardhana Motherson International Ltd.	28,230	36,051
SBI Cards & Payment Services Ltd.	1,232	8,358
SBI Life Insurance Co. Ltd.(b)	3,008	57,648
Schaeffler India Ltd.	267	11,603
Shree Cement Ltd.	54	13,765
Shriram Finance Ltd.	9,563	94,442
Siemens Energy India Ltd.	309	10,674
Siemens Ltd.(a)	609	24,435
SJVN Ltd.	8,100	6,740
Solar Industries India Ltd.	158	25,701
Sona Blw Precision Forgings Ltd.(b)	2,844	18,196
SRF Ltd.	1,037	27,517
State Bank of India	12,509	140,815
Steel Authority of India Ltd.	10,675	20,764
Sun Pharmaceutical Industries Ltd.	6,600	125,743
Sundaram Finance Ltd.	400	19,111
Supreme Industries Ltd.	415	15,839
Suzlon Energy Ltd.(a)	75,126	43,993
Swiggy Ltd.(a)	9,840	28,023
Talwandi Sabo Power Ltd.(a)	9,176	11,701
Tata Capital Ltd.(a)	2,333	8,189
Tata Communications Ltd.	803	13,372
Tata Consultancy Services Ltd.	5,385	140,358
Tata Elxsi Ltd.	138	6,005
Tata Global Beverages Ltd.	4,217	50,854
Tata Investment Corp. Ltd.	872	6,610
Tata Motors Ltd.(a)	13,929	60,155
Tata Motors Passenger Vehicles Limited	13,044	46,939
Tata Steel Ltd.	48,701	108,450
Tata Technologies Ltd.	1,650	10,106
Tech Mahindra Ltd.	3,548	55,081
The Indian Hotels Co. Ltd.	5,994	40,155
The Phoenix Mills Ltd.	1,210	22,501
The Tata Power Company Ltd.	10,631	49,793
Thermax Ltd.	87	3,738
Titan Co. Ltd.	2,398	110,792
Torrent Pharmaceuticals Ltd.	614	27,074
Torrent Power Ltd.	1,173	21,455
Trent Ltd.	1,200	52,400
Tube Investments of India Ltd.	445	13,821
TVS Motor Co. Ltd.	1,557	57,299
UltraTech Cement Ltd.	770	93,993
Union Bank of India Ltd.	10,344	18,085
United Breweries Ltd.	686	10,542
United Spirits Ltd.	2,185	30,517
UNO Minda Ltd.	1,011	11,850
UPL Ltd.	3,625	24,514
Varun Beverages Ltd.	9,323	50,459
Vedanta Aluminium Metal Ltd.(a)	9,176	11,701
Vedanta Ltd.	9,176	26,253

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
India — 12.3% (continued)
Vedanta Ltd.	9,176	11,701
Vedanta Ltd.	9,176	11,701
Vishal Mega Mart Ltd.(a)	16,548	21,321
Vodafone Idea Ltd.(a)	178,116	19,179
Voltas Ltd.	1,651	24,881
Waaree Energies Ltd.	697	22,903
Wipro Ltd.	17,507	37,010
Yes Bank Ltd.(a)	86,043	18,067
Zydus Lifesciences Ltd.	1,749	16,435
		10,130,350
Indonesia — .9%
Adaro Andalan Indonesia PT	8,800	5,897
Adaro Energy Tbk PT	64,300	9,361
Adaro Minerals Indonesia Tbk PT	50,700	5,419
Amman Mineral Internasional PT(a)	83,600	24,631
Aneka Tambang Tbk	68,900	14,887
Astra International Tbk PT	141,900	48,980
Bank Central Asia Tbk PT	311,600	105,307
Bank Mandiri Persero Tbk PT	227,200	57,620
Bank Negara Indonesia Persero Tbk PT	85,200	18,310
Bank Rakyat Indonesia Persero Tbk PT	421,100	72,738
Barito Pacific Tbk PT(a)	179,944	19,075
Barito Renewables Energy Tbk PT(a)	36,900	9,507
Bumi Resources Minerals Tbk PT(a)	612,700	28,494
Bumi Resources Tbk PT(a)	1,063,100	14,740
Chandra Asri Pacific Tbk PT	48,900	14,972
Chandra Daya Investasi Tbk PT	88,800	5,335
Charoen Pokphand Indonesia Tbk PT	67,200	15,567
Dian Swastatika Sentosa Tbk PT(a)	263,500	24,584
Elang Mahkota Teknologi Tbk PT	110,300	5,257
GoTo Gojek Tokopedia Tbk PT(a)	5,832,700	18,196
Impack Pratama Industri Tbk PT(a)	59,600	7,644
Indofood CBP Sukses Makmur Tbk PT	27,700	10,842
Indofood Sukses Makmur Tbk PT	22,200	8,657
Indosat Tbk PT	36,200	4,172
Kalbe Farma Tbk PT	192,400	9,614
Merdeka Copper Gold Tbk PT(a)	89,200	16,644
Merdeka Gold Resources Tbk PT(a)	36,200	18,665
Nanshan Aluminium International Holdings Ltd.	600	2,969
Pantai Indah Kapuk Dua Tbk PT	11,100	5,419
Petrindo Jaya Kreasi Tbk PT(a)	127,300	8,825
Petrosea Tbk PT	16,900	4,930
PT XLSMART Telecom Sejahtera Tbk	36,400	6,182
Sumber Alfaria Trijaya Tbk PT	135,900	10,363
Telekomunikasi Indonesia Persero Tbk PT	325,900	52,905
Trimegah Bangun Persada Tbk PT	60,800	3,670
Unilever Indonesia Tbk PT	42,900	3,804
United Tractor Tbk PT	11,200	18,796
Vale Indonesia Tbk PT	14,700	5,817
		718,795

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Ireland — .6%
PDD Holdings, Inc., ADR(a)	5,080	507,390
Kuwait — .6%
Al Ahli Bank of Kuwait KSCP	6,832	6,199
Boubyan Bank KSCP	8,266	18,252
Gulf Bank KSCP	18,256	20,126
Kuwait Finance House KSCP	91,167	234,218
Mabanee Co .KPSC	6,522	21,316
Mobile Telecommunications Co. KSCP	10,674	19,786
National Bank of Kuwait SAKP	57,296	160,242
Warba Bank KSCP	19,475	18,430
		498,569
Luxembourg — .0%
Reinet Investments SCA	1,017	35,016
Malaysia — 1.3%
99 Speed Mart Retail Holdings Bhd	6,900	5,994
AMMB Holdings Bhd	15,200	23,538
Axiata Group Bhd	24,300	14,379
CelcomDigi Bhd	11,800	8,914
CIMB Group Holdings Bhd	53,229	102,665
Dialog Group Bhd	29,200	16,690
Fraser & Neave Holdings Bhd	500	3,941
Gamuda Bhd	29,561	32,899
Genting Bhd	12,600	8,154
Genting Malaysia Bhd	23,200	11,566
Hong Leong Bank Bhd	4,500	25,222
IHH Healthcare Bhd	16,300	36,199
IJM Corp. Bhd	19,500	11,833
IOI Corp. Bhd	18,900	20,558
IOI Properties Group Bhd	10,000	10,449
KPJ Healthcare Bhd	9,600	8,049
Kuala Lumpur Kepong Bhd	3,000	16,029
Malayan Banking Bhd	39,499	110,197
Maxis Bhd	10,100	8,876
MISC Bhd	12,600	26,555
Mr. DIY Group M Bhd(b)	14,750	6,202
Nestle Malaysia Bhd	400	10,918
Petronas Chemicals Group Bhd	14,400	21,465
Petronas Dagangan Bhd	700	3,557
Petronas Gas Bhd	4,300	19,294
PPB Group Bhd	5,000	14,503
Press Metal Aluminium Holdings Bhd	24,500	53,238
Public Bank Bhd	101,300	119,372
QL Resources Bhd	13,800	13,204
RHB Bank Bhd	14,917	30,574
SD Guthrie Bhd	12,100	18,890
Sime Darby Bhd	20,400	11,095
Sime Darby Property Bhd	16,400	5,864
Sunway Bhd	15,300	20,726
Sunway Healthcare Holdings bhd(a)	1,530	728
Telekom Malaysia Bhd	16,300	30,700

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Malaysia — 1.3% (continued)
Tenaga Nasional Bhd	19,200	70,293
TIME dotCom Bhd	7,000	10,646
United Plantations Bhd	1,750	13,986
Westports Holdings Bhd	9,442	13,551
YTL Corp. Bhd	34,720	17,834
YTL Power International Bhd	20,340	19,564
		1,028,911
Mexico — 1.8%
America Movil SAB de CV	105,064	139,429
Arca Continental SAB de CV	2,652	31,801
Becle SAB de CV	12,534	10,128
Cemex SAB de CV	101,770	124,714
Coca-Cola Femsa SAB de CV	3,865	39,054
El Puerto de Liverpool SAB de CV	1,296	7,640
Fibra Uno Administracion SA de CV	16,790	28,734
Fomento Economico Mexicano SAB de CV	11,759	138,547
Gruma SAB de CV, Cl. B	1,249	21,660
Grupo Aeroportuario del Centro Norte SAB de CV	1,687	22,205
Grupo Aeroportuario del Pacifico SAB de CV, Cl. B	2,384	59,891
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,152	34,943
Grupo Bimbo SAB de CV	9,798	33,223
Grupo Carso SAB de CV	3,658	27,851
Grupo Comercial Chedraui SA de CV	3,302	19,272
Grupo Financiero Banorte SAB de CV, Cl. O	19,469	211,644
Grupo Financiero Inbursa SAB de CV, Cl. O	12,764	31,342
Grupo Mexico SAB de CV	20,977	229,391
Industrias Penoles SAB de CV(a)	1,273	64,406
Kimberly-Clark de Mexico SAB de CV, Cl. A	12,297	27,702
Prologis Property Mexico SA de CV	7,054	32,225
Promotora y Operadora de Infraestructura SAB de CV	1,447	22,854
Vista Energy SAB de CV, ADR(a)	532	39,538
Wal-Mart de Mexico SAB de CV	29,161	91,969
		1,490,163
Netherlands — .1%
JBS NV, Cl. A(a)	2,241	35,991
Philippines — .3%
Aboitiz Power Corp.	15,300	11,324
Ayala Corp.	1,880	14,300
Ayala Land, Inc.	22,400	5,502
Bank of the Philippine Islands	14,992	21,826
BDO Unibank, Inc.	14,743	27,387
Globe Telecom, Inc.	505	13,530
International Container Terminal Services, Inc.	5,740	66,294
Jollibee Foods Corp.	2,690	6,957
Manila Electric Co.	2,160	22,909
Metropolitan Bank & Trust Co.	15,620	17,024
PLDT, Inc.	795	16,165
Sm Investments Corp.	865	8,527
SM Prime Holdings, Inc.	52,800	16,319
		248,064

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Qatar — .5%
Al Rayan Bank	29,131	17,322
Dukhan Bank	2,254	2,146
Estithmar Holding QPSC(a)	5,406	5,857
Industries Qatar QSC	13,388	43,940
Mesaieed Petrochemical Holding Co.	63,087	20,550
Nebras Energy	3,019	12,147
Ooredoo QPSC	7,213	27,141
Qatar Fuel QSC	4,419	17,392
Qatar Gas Transport Co. Ltd.	23,108	27,164
Qatar International Islamic Bank QSC	7,695	23,903
Qatar Islamic Bank SAQ	10,633	64,890
Qatar National Bank QPSC	29,906	142,507
The Commercial Bank PSQC	20,568	24,319
		429,278
Russia — .0%
Alrosa PJSC(a),(d)	11,270	0
Gazprom PJSC(a),(d)	67,050	0
GMK Norilsk Nickel PJSC(a),(d)	34,100	0
LUKOIL PJSC(a),(d)	2,071	0
Magnitogorsk Iron & Steel Works PJSC(a),(d)	5,210	0
Novatek PJSC(a),(d)	5,535	0
Novolipetsk Steel PJSC(a),(d)	6,530	0
PhosAgro PJSC(a),(d)	229	0
PIK Group PJSC(a),(d)	401	0
Polyus PJSC(a),(d)	1,810	0
Rosneft Oil Co. PJSC(a),(d)	13,131	0
Sberbank of Russia PJSC(a),(d)	59,440	0
Severstal PJSC(a),(d)	859	0
Surgutneftegas PJSC(a),(d)	45,300	0
Tatneft PJSC(a),(d)	7,934	0
United Co. RUSAL International PJSC(a),(d)	10,710	0
VTB Bank PJSC(a),(d)	4,246	0
		0
Saudi Arabia — 2.6%
ACWA Power Co.(a)	1,556	69,783
Ades Holding Co.	3,154	16,483
Al Rajhi Bank	19,818	362,225
Alinma Bank	10,098	65,480
Almarai Co. JSC	1,926	21,250
Arab National Bank	6,448	37,067
Arabian Internet & Communications Services Co.	222	13,141
Bank AlBilad	5,149	34,405
Bank Al-Jazira	4,482	14,054
Banque Saudi Fransi	8,115	41,781
Bupa Arabia for Cooperative Insurance Co.	496	24,135
Dar Al Arkan Real Estate Development Co.(a)	3,530	16,659
Dr. Sulaiman Al Habib Medical Services Group Co.	629	40,653
Elm Co.	201	31,405
Etihad Etisalat Co.	2,728	47,279
Jabal Omar Development Co.(a)	3,601	15,189

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Saudi Arabia — 2.6% (continued)
Jarir Marketing Co.	4,468	17,929
Makkah Construction & Development Co.	635	13,587
Mouwasat Medical Services Co.	461	8,358
Nahdi Medical Co.	453	12,682
Rabigh Refining & Petrochemical Co.(a)	3,190	12,614
Riyad Bank	13,109	72,527
Riyadh Cables Group Co.	410	14,474
Sahara International Petrochemical Co.	950	4,065
SAL Saudi Logistics Services	248	10,871
Saudi Arabian Fertilizer Co.	1,641	63,750
Saudi Arabian Mining Co.(a)	9,676	169,243
Saudi Arabian Oil Co.(b)	37,253	275,735
Saudi Aramco Base Oil Co.	471	15,836
Saudi Awwal Bank	6,968	63,242
Saudi Basic Industries Corp.	5,519	90,132
Saudi Energy Co.	4,323	20,448
Saudi Industrial Investment Group	835	3,106
Saudi Research & Media Group(a)	235	4,825
Saudi Tadawul Group Holding Co.	345	12,179
Saudi Telecom Co.	12,691	147,331
The Company for Cooperative Insurance	535	18,573
The Saudi Investment Bank	3,971	14,029
The Saudi National Bank	19,761	206,962
Umm Al Qura for Development & Construction Co.(a)	3,701	15,986
Yanbu National Petrochemical Co.	1,995	19,543
		2,159,016
Singapore — .3%
BOC Aviation Ltd.(b)	1,500	15,280
Trip.com Group Ltd.(a)	4,150	221,333
		236,613
South Africa — 2.7%
Absa Group Ltd.	4,988	69,599
Bid Corp. Ltd.	2,255	55,040
Bidvest Group Ltd.	1,931	26,977
Capitec Bank Holdings Ltd.	573	148,403
Clicks Group Ltd.	1,579	24,843
Discovery Ltd.	3,879	60,025
Exxaro Resources Ltd.	1,450	19,094
FirstRand Ltd.	33,032	174,516
Gold Fields Ltd.	5,866	250,095
Harmony Gold Mining Co. Ltd.	3,677	58,000
Impala Platinum Holdings Ltd.	5,902	82,084
Investec Ltd.	878	7,287
Kumba Iron Ore Ltd.	494	9,243
Mr Price Group Ltd.	1,349	12,601
MTN Group Ltd.	11,297	141,382
Naspers Ltd., Cl. N	5,093	273,790
Nedbank Group Ltd.	2,918	46,677
Northam Platinum Holdings Ltd.	2,402	46,026
Old Mutual Ltd.	28,980	23,583

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
South Africa — 2.7% (continued)
OUTsurance Group Ltd.	4,812	20,392
Pepkor Holdings Ltd.(b)	22,107	29,083
Remgro Ltd.	3,530	41,149
Sanlam Ltd.	12,357	63,317
Sasol Ltd.(a)	3,659	50,393
Shoprite Holdings Ltd.	3,187	53,580
Sibanye Stillwater Ltd.	18,679	55,556
Standard Bank Group Ltd.	8,962	171,990
Valterra Platinum Ltd.	1,792	143,253
Vodacom Group Ltd.	4,011	33,940
Woolworths Holdings Ltd./South Africa	5,091	15,907
		2,207,825
South Korea — 17.7%
ABLBio, Inc.(a)	266	24,175
Alteogen, Inc.	253	62,858
Amorepacific Corp.	194	17,697
APR Corp.	173	49,514
BNK Financial Group, Inc.	1,968	24,852
Celltrion, Inc.	1,021	138,019
CJ Corp.	97	14,682
Coway Co. Ltd.	372	21,595
DB HiTek Co. Ltd.	253	27,036
DB Insurance Co. Ltd.	309	34,917
Doosan Bobcat, Inc.	375	18,204
Doosan Co. Ltd.	55	59,183
Doosan Enerbility Co. Ltd.(a)	2,903	248,767
Doosan Robotics, Inc.(a)	141	10,476
Ecopro BM Co. Ltd.	302	41,944
Ecopro Co. Ltd.	669	68,966
Ecopro Materials Co. Ltd.(a)	230	12,452
GS Holdings Corp.	328	18,112
Hana Financial Group, Inc.	1,938	167,118
Hanjin Kal Corp.	189	14,361
Hankook Tire & Technology Co. Ltd.	494	19,717
Hanmi Pharm Co. Ltd.	40	12,406
Hanmi Semiconductor Co. Ltd.	292	72,449
Hanwha Aerospace Co. Ltd.	223	213,047
Hanwha Corp.	244	21,945
Hanwha Ocean Co. Ltd.(a)	732	65,047
Hanwha Solutions Corp.(a)	810	27,688
Hanwha Systems Co. Ltd.	417	32,979
HD Hyundai Co. Ltd.	283	59,245
HD Hyundai Electric Co. Ltd.	140	118,177
HD Hyundai Heavy Industries Co. Ltd.	214	98,834
HD Hyundai Marine Solution Co. Ltd.	91	16,289
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	302	93,968
HLB, Inc.(a)	871	35,704
HMM Co. Ltd.	1,798	24,851
HYBE Co. Ltd.	140	24,825
Hyosung Heavy Industries Corp.	34	89,676

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
South Korea — 17.7% (continued)
Hyundai Autoever Corp.	54	16,402
Hyundai Elevator Co. Ltd.	159	10,581
Hyundai Engineering & Construction Co. Ltd.	517	56,399
Hyundai Glovis Co. Ltd.	268	41,017
Hyundai Mobis Co. Ltd.	400	114,617
Hyundai Motor Co.	970	347,269
Hyundai Rotem Co. Ltd.	487	88,160
Hyundai Steel Co.	424	12,164
Industrial Bank of Korea	1,348	20,540
Kakao Corp.	2,074	66,141
KakaoBank Corp.	1,299	21,326
Kakaopay Corp.(a)	289	10,853
Kangwon Land, Inc.	552	6,401
KB Financial Group, Inc.	2,471	267,392
KCC Corp.	27	10,103
KEPCO Engineering & Construction Co. Inc.	145	18,438
Kia Corp.	1,613	165,085
KIWOOM Securities Co. Ltd.	99	26,565
Korea Aerospace Industries Ltd.	496	56,516
Korea Electric Power Corp.	1,766	51,854
Korea Gas Corp.	133	3,506
Korea Investment Holdings Co. Ltd.	319	51,618
Korea Zinc Co. Ltd.	55	58,552
Korean Air Lines Co. Ltd.	1,090	18,042
Krafton, Inc.	203	36,270
KT Corp.	445	18,272
KT&G Corp.	651	78,259
Kumho Petrochemical Co. Ltd.	84	8,303
L&F Co. Ltd.(a)	192	25,256
LG Chem Ltd.	296	79,229
LG CNS Co. Ltd.	248	10,868
LG Corp.	584	39,020
LG Display Co. Ltd.(a)	1,921	15,879
LG Electronics, Inc.	741	70,393
LG Energy Solution Ltd.(a)	266	82,587
LG H&H Co. Ltd.	46	7,878
LG Innotek Co. Ltd.	102	39,405
LG Uplus Corp.	516	5,511
LIG Defense & Aerospace Co. Ltd.	89	56,465
LigaChem Biosciences, Inc.(a)	173	21,392
Lotte Chemical Corp.	101	7,756
LS Corp.	121	36,956
LS Electric Co. Ltd.	500	93,716
Meritz Financial Group, Inc.(a)	538	40,517
Mirae Asset Daewoo Co. Ltd.	1,472	64,311
NAVER Corp.	893	127,038
NC Corp.	84	15,320
Netmarble Corp.(b)	194	6,494
NH Investment & Securities Co. Ltd.	781	17,719
Orion Corp.	73	7,068

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
South Korea — 17.7% (continued)
Peptron, Inc.(a)	139	24,413
PharmaResearch Co. Ltd.	40	8,455
POSCO Future M Co. Ltd.	236	40,097
POSCO Holdings, Inc.	496	154,498
POSCO ICT Co. Ltd.	395	9,294
POSCO International Corp.	268	15,774
Rainbow Robotics(a)	57	25,518
Sam Chun Dang Pharm Co. Ltd.	98	27,453
Samsung Biologics Co. Ltd.(a),(b)	79	78,297
Samsung C&T Corp.	563	113,306
Samsung Card Co. Ltd.	119	4,276
Samsung Electro-Mechanics Co. Ltd.	386	216,526
Samsung Electronics Co. Ltd.	31,425	4,671,799
Samsung Engineering Co. Ltd.	1,147	41,064
Samsung Episholdings Co. Ltd.(a)	45	16,474
Samsung Fire & Marine Insurance Co. Ltd.	205	63,717
Samsung Heavy Industries Co. Ltd.(a)	4,317	94,158
Samsung Life Insurance Co. Ltd.	521	87,641
Samsung SDI Co. Ltd.(a)	421	197,273
Samsung SDS Co. Ltd.	259	29,022
Samsung Securities Co. Ltd.	376	27,252
Samyang Foods Co. Ltd.	27	24,411
Shinhan Financial Group Co. Ltd.	2,959	199,302
SK Biopharmaceuticals Co. Ltd.(a)	212	14,279
SK Bioscience Co. Ltd.(a)	213	6,182
SK hynix, Inc.	3,596	3,117,891
SK Innovation Co. Ltd.(a)	508	50,074
SK Square Co. Ltd.(a)	591	335,107
SK Telecom Co. Ltd.	591	37,894
SK, Inc.	221	63,326
SKC Co. Ltd.(a)	126	10,024
S-Oil Corp.	197	17,864
Woori Financial Group, Inc.	4,261	95,809
Yuhan Corp.	375	23,159
		14,594,827
Switzerland — .0%
Allwyn AG	1,271	18,040
Taiwan — 24.1%
Accton Technology Corp.	3,000	215,878
Acer, Inc.	22,000	19,164
Advantech Co. Ltd.	2,928	33,222
Airtac International Group	1,046	48,034
Alchip Technologies Ltd.	500	65,253
ASE Technology Holding Co. Ltd.	25,000	377,156
Asia Cement Corp.	5,000	5,531
Asia Vital Components Co. Ltd.	2,000	178,952
ASPEED Technology, Inc.	200	103,994
Asustek Computer, Inc.	4,000	73,348
AUO Corp.	49,600	26,925
Bizlink Holding, Inc.	1,000	87,424

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Taiwan — 24.1% (continued)
Caliway Biopharmaceuticals Co. Ltd.(a)	8,000	26,259
Catcher Technology Co. Ltd.	4,000	26,385
Cathay Financial Holding Co. Ltd.	60,836	148,228
Chailease Holding Co. Ltd.	8,267	30,136
Chang Hwa Commercial Bank Ltd.	35,197	23,495
Cheng Shin Rubber Industry Co. Ltd.	5,000	4,924
Chicony Electronics Co. Ltd.	3,000	11,693
China Airlines Ltd.	21,000	11,864
China Steel Corp.	80,000	47,342
Chroma ATE, Inc.	3,000	200,729
Chunghwa Telecom Co. Ltd.	25,000	107,308
Compal Electronics, Inc.	27,000	24,712
CTBC Financial Holding Co. Ltd.	112,000	184,873
Delta Electronics, Inc.	13,000	888,289
E Ink Holdings, Inc.	6,000	26,038
E.Sun Financial Holding Co. Ltd.	102,449	102,984
Eclat Textile Co. Ltd.	2,000	21,114
Elite Material Co. Ltd.	2,000	286,891
Eva Airways Corp.	17,000	17,974
Evergreen Marine Corp. Taiwan Ltd.	7,600	48,453
Far Eastern New Century Corp.	6,000	4,876
Far EasTone Telecommunications Co. Ltd.	12,000	35,790
Feng TAY Enterprise Co. Ltd.	2,512	5,558
First Financial Holding Co. Ltd.	67,459	61,424
FIT Hon Teng Ltd.(a),(b),(c)	12,000	11,780
Formosa Chemicals & Fibre Corp.	22,000	36,314
Formosa Petrochemical Corp.	12,000	21,361
Formosa Plastics Corp.	29,000	47,137
Fortune Electric Co. Ltd.	1,320	36,995
Foxconn Technology Co. Ltd.	7,000	11,444
Fubon Financial Holding Co. Ltd.	51,051	145,011
Gigabyte Technology Co. Ltd.	4,000	34,465
Global Unichip Corp.	500	67,225
Globalwafers Co. Ltd.	2,000	36,611
Gold Circuit Electronics Ltd.	2,000	87,740
Highwealth Construction Corp.	15,760	19,971
Hon Hai Precision Industry Co. Ltd.	80,000	554,214
Hon Precision, Inc.	511	79,752
Hotai Motor Co. Ltd.	2,120	31,882
Hua Nan Financial Holdings Co. Ltd.	59,631	60,319
Innolux Corp.	52,760	39,881
International Games System Co. Ltd.	2,000	47,215
Inventec Corp.	16,000	23,179
Jentech Precision Industrial Co. Ltd.	1,000	169,799
KGI Financial Holding Co. Ltd.	118,050	80,105
King Slide Works Co. Ltd.	500	61,702
King Yuan Electronics Co. Ltd.	8,000	76,378
Largan Precision Co. Ltd.	1,152	91,442
Lite-On Technology Corp.	14,000	73,348
Lotes Co. Ltd.	1,000	82,532

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Taiwan — 24.1% (continued)
MediaTek, Inc.	10,000	823,747
Mega Financial Holding Co. Ltd.	78,945	97,421
Micro-Star International Co. Ltd.	4,000	12,334
Minth Group Ltd.	6,000	26,102
Nan Ya Plastics Corp.	38,000	107,459
Nan Ya Printed Circuit Board Corp.	1,000	31,719
Nanya Technology Corp.(a)	8,000	54,411
Nien Made Enterprise Co. Ltd.	1,000	11,078
Novatek Microelectronics Corp.	4,000	51,634
Pegatron Corp.	14,000	36,365
PharmaEssentia Corp.	1,219	25,431
Phison Electronics Corp.	1,000	59,966
Pou Chen Corp.	15,000	12,190
Powerchip Semiconductor Manufacturing Corp.(a)	22,000	36,037
Powertech Technology, Inc.	5,000	32,035
President Chain Store Corp.	1,000	7,070
Quanta Computer, Inc.	17,000	167,669
Realtek Semiconductor Corp.	3,000	50,845
Ruentex Development Co. Ltd.	17,000	12,662
Shihlin Electric & Engineering Corp.	2,000	11,962
Sino-American Silicon Products, Inc.	4,000	16,917
SinoPac Financial Holdings Co. Ltd.	88,915	86,854
Synnex Technology International Corp.	9,000	23,434
TA Chen Stainless Pipe	16,617	19,772
Taichung Commercial Bank Co. Ltd.	24,831	15,556
Taiwan Business Bank	44,576	23,002
Taiwan Cooperative Financial Holding Co. Ltd.	61,401	44,475
Taiwan High Speed Rail Corp.	5,000	4,182
Taiwan Mobile Co. Ltd.	12,000	42,229
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	10,781,297
TCC Group Holdings Co. Ltd.	45,117	34,887
Teco Electric and Machinery Co. Ltd.	12,000	23,633
The Shanghai Commercial & Savings Bank Ltd.	23,686	29,192
Tripod Technology Corp.	4,000	56,621
TS Financial Holding Co. Ltd.	152,032	114,200
Unimicron Technology Corp.	8,180	227,964
Uni-President Enterprises Corp.	31,000	67,803
United Microelectronics Corp.	78,000	190,295
Vanguard International Semiconductor Corp.	7,006	32,173
VisEra Technologies Co. Ltd.	1,000	18,179
Walsin Lihwa Corp.	22,968	21,856
Wan Hai Lines Ltd.	8,000	18,836
Winbond Electronics Corp.	22,000	62,352
Wistron Corp.	20,000	86,478
Wiwynn Corp.	1,049	154,778
WPG Holdings Ltd.	11,000	35,064
WT Microelectronics Co. Ltd.	5,593	36,010
Yageo Corp.	11,940	119,458
Yang Ming Marine Transport Corp.	12,000	18,615

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Taiwan — 24.1% (continued)
Yuanta Financial Holding Co. Ltd.	64,935	106,980
Zhen Ding Technology Holding Ltd.	5,000	66,436
		19,857,687
Thailand — 1.4%
Advanced Info Service PCL, NVDR	7,500	78,227
Airports of Thailand PCL, NVDR	27,200	42,764
Asset World Corp. PCL, NVDR	110,100	7,093
Bangkok Dusit Medical Services PCL, NVDR	74,800	41,992
Bangkok Expressway & Metro PCL, NVDR	66,500	10,812
Banpu PCL, NVDR	53,700	9,719
Berli Jucker PCL, NVDR	11,500	4,974
Bumrungrad Hospital PCL, NVDR	3,900	21,595
Cal-Comp Electronics Thailand PCL	23,500	4,398
Central Pattana PCL, NVDR	25,300	48,120
Central Retail Corp. PCL, NVDR	23,400	13,137
Charoen Pokphand Foods PCL, NVDR	21,000	12,434
Com7 PCL, NVDR	6,400	4,476
CP ALL PCL, NVDR	14,900	19,883
CP AXTRA PCL, NVDR	11,847	5,342
Delta Electronics Thailand PCL, NVDR	31,100	301,483
Electricity Generating PCL, NVDR	2,500	8,628
Global Power Synergy PCL, NVDR	3,100	3,305
Gulf Development PCL, NVDR	26,516	46,773
Home Product Center PCL, NVDR	46,900	8,705
Indorama Ventures PCL, NVDR	11,700	9,242
Kasikornbank PCL, NVDR	4,100	24,401
Krung Thai Bank PCL, NVDR	28,800	29,156
Krungthai Card PCL, NVDR	5,400	4,845
Land & Houses PCL, NVDR	52,600	5,809
Minor International PCL, NVDR	25,800	16,384
Muangthai Capital PCL, NVDR	5,900	5,339
PTT Exploration & Production PCL, NVDR	8,000	37,794
PTT Global Chemical PCL, NVDR	17,600	21,327
PTT Oil & Retail Business PCL, NVDR	9,700	3,660
PTT PCL, NVDR	86,700	93,755
Ratch Group PCL, NVDR	10,700	9,519
SCB X PCL, NVDR	7,200	28,935
SCG Packaging PCL, NVDR	8,300	6,366
Thai Airways International PCL	78,600	14,467
Thai Beverage PCL	56,700	18,699
Thai Life Insurance PCL, NVDR	15,600	5,025
Thai Oil PCL, NVDR	6,800	10,013
Thai Union Group PCL, NVDR	19,700	6,950
The Siam Cement PCL, NVDR	5,200	38,285
TIDLOR Holdings PCL, NVDR	13,759	7,176
Tisco Financial Group PCL, NVDR	3,300	11,085
TMB Bank PCL, NVDR	183,000	12,688
True Corp. PCL, NVDR	66,300	27,864
		1,142,644

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Turkey — .9%
AG Anadolu Grubu Holding A/S	1,754	1,218
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S(a)	5,757	3,501
Akbank TAS	18,727	30,338
Akcansa Cimento A/S	423	2,000
Akfen Yenilenebilir Enerji A/S(a)	10,346	5,097
Aksa Akrilik Kimya Sanayii A/S	11,710	2,744
Aksa Enerji Uretim A/S(a)	2,567	4,670
Alfa Solar Enerji Sanayi ve Ticaret A/S	616	562
Anadolu Anonim Turk Sigorta Sirketi	5,329	3,406
Anadolu Efes Biracilik ve Malt Sanayii A/S(c)	5,243	2,202
Arcelik A/S(a)	2,038	5,047
Aselsan Elektronik Sanayi ve Ticaret A/S	7,827	72,797
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	3,055	19,202
Aygaz A/S	1,014	6,452
Baticim Bati Anadolu Cimento Sanayii A/S(a)	15,813	2,177
BIM Birlesik Magazalar A/S	2,891	47,442
Borusan Yatirim ve Pazarlama A/S	34	1,583
Can2 Termik A/S(a)	26,213	1,038
Cimsa Cimento Sanayi ve Ticaret A/S	614	783
Coca-Cola Icecek A/S	6,023	9,997
CW Enerji Muhendislik Ticaret ve Sanayi A/S(a)	2,119	1,718
DAP Gayrimenkul Gelistirme A/S(a)	7,385	1,723
Destek Finans Faktoring A/S(a)	627	37,882
Dogan Sirketler Grubu Holding A/S	7,620	3,835
Dogus Otomotiv Servis ve Ticaret	1,217	4,862
Eczacibasi Yatirim Holding Ortakligi A/S	253	2,100
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	18,006	8,201
Enerjisa Enerji A/S(b)	2,024	5,501
Enerya Enerji A/S	16,191	3,189
Enka Insaat ve Sanayi A/S	4,599	10,647
Eregli Demir ve Celik Fabrikalari TAS	22,664	17,616
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S(a)	1,424	1,651
Ford Otomotiv Sanayi A/S	4,962	10,762
Girisim Elektrik Taahhut Ticaret ve Sanayi A/S(a)	1,056	1,164
Gubre Fabrikalari TAS(a)	576	6,763
Haci Omer Sabanci Holding A/S	7,943	16,814
Hektas Ticaret TAS(a)	27,086	2,056
Is Gayrimenkul Yatirim Ortakligi A/S	6,857	3,071
Is Yatirim Menkul Degerler A/S	3,362	3,146
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Cl. D(a)	7,722	6,583
Katilimevim Tasarruf Finansman A/S	5,336	13,581
Kayseri Seker Fabrikasi A/S(a)	48,132	5,039
Kiler Holding A/S(a)	2,237	5,065
KOC Holding A/S	4,602	20,594
Kontrolmatik Enerji ve Muhendislik A/S(c)	5,051	1,164
Kuyumcukent Gayrimenkul Yatirimlari A/S(a)	2,863	5,265
LDR Turizm A/S(a)	1,885	4,964
Mavi Giyim Sanayi ve Ticaret A/S, Cl. B(b)	4,971	4,766
MIA Teknoloji A/S(a)	1,705	1,508
Migros Ticaret A/S	722	10,250

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
Turkey — .9% (continued)
MLP Saglik Hizmetleri A/S(a),(b)	610	6,004
Otokar Otomotiv ve Savunma Sanayi A/S(a)	280	2,372
Oyak Cimento Fabrikalari A/S	2,240	1,175
Pasifik Eurasia Lojistik Dis Ticaret A/S(a)	1,269	3,707
Pegasus Hava Tasimaciligi A/S(a)	1,659	6,633
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	41,599	15,089
Petkim Petrokimya Holding A/S(a)	15,292	8,088
Ral Yatirim Holding A/S(a)	613	4,565
Ronesans Gayrimenkul Yatirim A/S	827	3,395
Sasa Polyester Sanayi A/S(a),(c)	124,945	8,683
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S(a)	69,797	11,786
TAB Gida Sanayi Ve Ticaret A/S	1,068	6,358
TAV Havalimanlari Holding A/S(a),(c)	947	5,837
Tekfen Holding A/S	697	2,200
Tera Yatirim Menkul Degerler A/S(a)	1,450	7,734
Tera Yatirim Teknoloji Holding A/S(a)	6,053	3,510
Tofas Turk Otomobil Fabrikasi A/S	1,050	6,844
Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009	4,357
TR Anadolu Metal Madencilik Isletmeleri A/S(a)	1,457	3,831
Turk Altin Isletmeleri A/S(a)	7,336	6,718
Turk Hava Yollari	3,915	26,708
Turk Telekomunikasyon A/S(a)	271	373
Turk Traktor ve Ziraat Makineleri A/S	384	3,773
Turkcell Iletisim Hizmetleri A/S	7,495	18,594
Turkiye Halk Bankasi A/S(a)	6,102	5,110
Turkiye Is Bankasi A/S, Cl. C	47,847	15,185
Turkiye Petrol Rafinerileri A/S	5,885	35,296
Turkiye Sigorta A/S	15,841	4,929
Turkiye Sinai Kalkinma Bankasi A/S	11,073	2,843
Turkiye Sise ve Cam Fabrikalari A/S(c)	12,456	13,193
Ufuk Yatirim Yonetim ve Gayrimenkul A/S(a)	117	4,016
Ulker Biskuvi Sanayi A/S	1,125	3,085
Yapi ve Kredi Bankasi A/S(a)	22,039	18,066
YEO Teknoloji Enerji ve Endustri A/S(a)	1	1
		713,794
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	20,726	77,873
Abu Dhabi Islamic Bank PJSC	10,826	64,610
Abu Dhabi National Energy Co. PJSC	14,186	8,922
Abu Dhabi National Oil Co. for Distribution PJSC	20,421	20,405
ADNOC Drilling Co. PJSC	18,542	28,574
Adnoc Gas	43,916	40,294
Aldar Properties PJSC	25,991	54,559
Alpha Dhabi Holding PJSC	10,103	20,713
Borouge PLC	14,584	10,046
Dubai Electricity & Water Authority PJSC	60,864	43,913
Dubai Islamic Bank PJSC	19,349	37,614
Emaar Development PJSC	5,106	20,269
Emaar Properties PJSC	42,801	137,508
Emirates NBD Bank PJSC	16,944	133,784

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.5% (continued)
United Arab Emirates — 1.9% (continued)
Emirates Telecommunications Group Co. PJSC	23,526	119,138
First Abu Dhabi Bank PJSC	30,478	145,714
International Holding Co. PJSC(a)	5,622	598,492
Modon Holding PSC(a)	22,199	17,709
Two Point Zero Group PJSC(a)	21,871	12,148
		1,592,285
United States — .2%
BeOne Medicines Ltd., Cl. H(a)	6,500	144,043
Total Equity Securities - Common Stocks (cost $53,018,063)		80,235,930

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 2.2%
Brazil — 1.2%
Axia Energia	4.01	2,670	36,547
Banco Bradesco SA	1.51	32,308	125,863
Cia Energetica de Minas Gerais	1.69	10,691	27,036
Gerdau SA	0.62	9,005	41,063
Itau Unibanco Holding SA	3.41	36,702	319,036
Itausa SA	1.23	39,012	108,915
Petroleo Brasileiro SA	3.58	30,655	303,757
			962,217
Chile — .1%
Sociedad Quimica y Minera de Chile SA, Cl. B(a)	1.03	990	90,726
Colombia — .1%
Grupo Argos SA	5.88	1,384	4,644
Grupo Cibest SA	7.41	3,206	55,164
Grupo de Inversiones Suramericana SA	3.83	990	11,040
			70,848
Russia — .0%
Sberbank of Russia PJSC(a),(d)	0.00	4,890	0
Surgutneftegas PJSC(a),(d)	0.00	37,000	0
Tatneft PJSC(a),(d)	0.00	266	0
			0
South Korea — .8%
Hyundai Motor Co.	3.94	213	35,615
Hyundai Motor Co.	3.90	81	13,598
LG Chem Ltd.	1.06	109	13,721
Samsung Electronics Co. Ltd.	0.91	5,354	571,425
Samsung Fire & Marine Insurance Co. Ltd.	5.17	26	6,530
			640,889
Total Equity Securities - Preferred Stocks (cost $810,310)			1,764,680

BNY Mellon Emerging Markets Equity ETF (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $104,457)	3.61	104,457	104,457
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $91,011)	3.61	91,011	91,011
Total Investments (cost $54,023,841)		99.9%	82,196,078
Cash and Receivables (Net)		.1%	78,649
Net Assets		100.0%	82,274,727

ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $3,186,157 or 3.9% of net assets.

(c)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $572,267 and the value of the collateral was $604,247, consisting of cash collateral of $91,011 and U.S. Government & Agency securities valued at $513,236.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	The fund held Level 3 securities at April 30, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	92,326	5,617,402	(5,605,271)	104,457	2,567
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	38,213	571,516	(518,718)	91,011	1,550 ††
Total - .2%	130,539	6,188,918	(6,123,989)	195,468	4,117

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI Emerging Markets Index	4	6/19/2026	297,122	326,840	29,718
Gross Unrealized Appreciation					29,718
See notes to financial statements.

SCHEDULES OF INVESTMENTS
April 30, 2026 (Unaudited)

BNY Mellon Core Bond ETF
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates — .1%
CNH Equipment Trust, Ser. 2023-A, Cl. A4	4.77	10/15/2030	100,000	100,603
CNH Equipment Trust, Ser. 2025-B, Cl. A3	4.30	10/15/2030	150,000	150,134
Verizon Master Trust, Ser. 2024-3, Cl. A1A	5.34	4/22/2030	125,000	126,462
Verizon Master Trust, Ser. 2024-6, Cl. A1A	4.17	8/20/2030	250,000	250,113
				627,312
Asset-Backed Certificates/Auto Receivables — .2%
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. C	6.00	7/18/2029	260,000	265,290
BMW Vehicle Lease Trust, Ser. 2025-1, Cl. A3	4.43	6/26/2028	325,000	326,145
Capital One Prime Auto Receivables Trust, Ser. 2025-1, Cl. A4	3.92	2/18/2031	400,000	396,378
Carmax Auto Owner Trust, Ser. 2025-1, Cl. A3	4.84	1/15/2030	100,000	100,809
CarMax Auto Owner Trust, Ser. 2024-1, Cl. A4	4.94	8/15/2029	150,000	151,554
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A4	4.11	7/15/2030	200,000	199,333
GM Financial Automobile Leasing Trust, Ser. 2025-3, Cl. A4	4.20	8/20/2029	500,000	500,003
Honda Auto Receivables Owner Trust, Ser. 2023-4, Cl. A4	5.66	2/21/2030	115,000	116,594
Honda Auto Receivables Owner Trust, Ser. 2025-2, Cl. A3	4.15	10/15/2029	100,000	99,971
Honda Auto Receivables Owner Trust, Ser. 2025-4, Cl. A3	3.98	6/17/2030	400,000	398,253
Hyundai Auto Receivables Trust, Ser. 2025-A, Cl. A3	4.32	10/15/2029	200,000	200,592
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	150,991
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	450,000	449,857
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	200,000	198,808
Toyota Auto Receivables Owner Trust, Ser. 2024-A, Cl. A4	4.77	4/16/2029	200,000	201,810
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	300,000	300,840
Volkswagen Auto Lease Trust, Ser. 2025-A, Cl. A3	4.50	6/20/2028	230,000	230,990
World Omni Auto Receivables Trust, Ser. 2025-B, Cl. A3	4.34	9/16/2030	200,000	200,570
World Omni Select Auto Trust, Ser. 2024-A, Cl. B	5.18	6/17/2030	80,000	80,659
				4,569,447
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-4, Cl. A	5.15	9/16/2030	500,000	510,775
American Express Credit Account Master Trust, Ser. 2025-3, Cl. A	4.51	4/15/2032	300,000	302,031
American Express Credit Account Master Trust, Ser. 2025-5, Cl. A	4.51	7/15/2032	100,000	100,766
BA Credit Card Trust, Ser. 2025-A1, Cl. A	4.31	5/15/2030	325,000	325,822
Capital One Multi-Asset Execution Trust, Ser. 2025-A3, Cl. A	4.65	10/15/2037	100,000	98,530
Chase Issuance Trust, Ser. 2024-A2I, Cl. A	4.72	1/15/2031	650,000	657,553
Citibank Credit Card Issuance Trust, Ser. 2007-A3, Cl. A3	6.15	6/15/2039	100,000	109,470
Synchrony Card Funding LLC, Ser. 2024-A2, Cl. A	4.93	7/15/2030	250,000	252,283
Synchrony Card Issuance Trust, Ser. 2025-A3, Cl. A	4.06	11/15/2031	110,000	109,363
				2,466,593
Total Asset-Backed Securities (cost $7,700,327)				7,663,352
Commercial Mortgage-Backed — .7%
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2018-BN10, Cl. A5	3.69	2/15/2061	93,000	91,814
Bank Trust, Ser. 2018-BN11, Cl. A2	3.78	3/15/2061	89,175	87,769
Bank Trust, Ser. 2018-BN12, Cl. A3	3.99	5/15/2061	80,000	79,064
Bank Trust, Ser. 2019-BN16, Cl. A4	4.01	2/15/2052	85,000	83,553

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
Bank Trust, Ser. 2019-BN18, Cl. A4	3.58	5/15/2062	1,593,000	1,530,073
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	50,000	47,131
Bank Trust, Ser. 2020-BN25, Cl. A5	2.65	1/15/2063	120,000	111,439
Bank Trust, Ser. 2020-BN30, Cl. A4	1.93	12/15/2053	60,000	52,980
Bank Trust, Ser. 2021-BN31, Cl. A4	2.04	2/15/2054	150,000	132,894
Bank Trust, Ser. 2021-BN37, Cl. A4	2.37	11/15/2064	100,000	87,962
Bank Trust, Ser. 2023-BNK46, Cl. A4	5.75	8/15/2056	200,000	209,017
BANK5 Trust, Ser. 2023-5YR1, Cl. A3	6.26	4/15/2056	110,000	112,703
BANK5 Trust, Ser. 2024-5YR8, Cl. A3	5.88	8/15/2057	200,000	206,654
BANK5 Trust, Ser. 2025-5YR18, Cl. A3	5.15	12/15/2058	500,000	508,115
Barclays Commercial Mortgage Trust, Ser. 2019-C4, Cl. A5	2.92	8/15/2052	25,000	23,719
BBCMS Mortgage Trust, Ser. 2018-C2, Cl. A4	4.05	12/15/2051	85,000	84,155
BBCMS Mortgage Trust, Ser. 2020-C6, Cl. A4	2.64	2/15/2053	60,000	55,668
BBCMS Mortgage Trust, Ser. 2021-C12, Cl. A5	2.69	11/15/2054	400,000	355,537
BBCMS Mortgage Trust, Ser. 2021-C9, Cl. A5	2.30	2/15/2054	150,000	134,251
BBCMS Mortgage Trust, Ser. 2022-C18, Cl. A5	5.71	12/15/2055	100,000	103,419
BBCMS Mortgage Trust, Ser. 2023-C20, Cl. A3	5.99	7/15/2056	1,000,000	1,016,230
BBCMS Mortgage Trust, Ser. 2025-C35, Cl. A5	5.59	7/15/2058	150,000	155,469
Benchmark Mortgage Trust, Ser. 2019-B14, Cl. B	3.49	12/15/2062	200,000	162,750
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM	2.94	2/15/2053	180,000	165,662
Benchmark Mortgage Trust, Ser. 2020-B21, Cl. A5	1.98	12/17/2053	450,000	398,915
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	50,000	40,853
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	120,000	106,532
Benchmark Mortgage Trust, Ser. 2021-B30, Cl. A5	2.58	11/15/2054	125,000	111,350
Benchmark Mortgage Trust, Ser. 2021-B31, Cl. A5	2.67	12/15/2054	200,000	178,526
Benchmark Mortgage Trust, Ser. 2022-B32, Cl. A5	3.00	1/15/2055	150,000	133,878
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.59	5/15/2055	240,000	231,214
Benchmark Mortgage Trust, Ser. 2023-V2, Cl. A2	5.36	5/15/2055	259,812	262,443
Benchmark Mortgage Trust, Ser. 2024-V7, Cl. A3	6.23	5/15/2056	330,000	343,322
Benchmark Mortgage Trust, Ser. 2024-V8, Cl. A3	6.19	7/15/2057	350,000	363,796
Benchmark Mortgage Trust, Ser. 2025-V14, Cl. A3	5.18	4/15/2057	775,000	784,874
BMO Mortgage Trust, Ser. 2023-C4, Cl. A5	5.12	2/15/2056	50,000	50,416
BMO Mortgage Trust, Ser. 2024-5C4, Cl. A3	6.53	5/15/2057	200,000	209,264
BMO Mortgage Trust, Ser. 2024-5C5, Cl. AS	6.36	2/15/2057	290,000	300,575
BMO Mortgage Trust, Ser. 2024-C8, Cl. A5	5.60	3/15/2057	300,000	310,574
BMO Mortgage Trust, Ser. 2025-5C9, Cl. A3	5.78	4/15/2058	200,000	206,579
Citigroup Commercial Mortgage Trust, Ser. 2017-C4, Cl. A4	3.47	10/12/2050	125,000	123,567
COMM Mortgage Trust, Ser. 2019-GC44, Cl. A5	2.95	8/15/2057	200,000	188,025
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.39	6/15/2050	700,000	690,580
CSAIL Commercial Mortgage Trust, Ser. 2018-CX11, Cl. A4	3.77	4/15/2051	30,001	29,774
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A3	3.21	11/10/2050	80,000	78,996
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A4	3.47	11/10/2050	25,000	24,641
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AAB	2.84	2/13/2053	132,772	129,128
GS Mortgage Securities Trust, Ser. 2020-GSA2, Cl. A5	2.01	12/12/2053	100,000	89,002
JPMCC Commercial Mortgage Securities Trust, Ser. 2019-COR5, Cl. A4	3.39	6/13/2052	400,000	381,082
Morgan Stanley Capital I Trust, Ser. 2020-L4, Cl. A3	2.70	2/15/2053	100,000	92,913
UBS Commercial Mortgage Trust, Ser. 2017-C7, Cl. A3	3.42	12/15/2050	46,865	46,335
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A4	4.03	8/15/2051	400,000	395,690
UBS Commercial Mortgage Trust, Ser. 2018-C8, Cl. A3	3.72	2/15/2051	24,006	23,740
UBS Commercial Mortgage Trust, Ser. 2019-C16, Cl. A4	3.60	4/15/2052	75,000	72,938

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A3	3.21	11/15/2050	250,000	245,935
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A4	3.47	11/15/2050	210,000	206,865
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. A5	3.73	5/15/2052	150,000	145,992
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C54, Cl. A4	3.15	12/15/2052	600,000	570,395
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C55, Cl. A5	2.73	2/15/2053	100,000	93,456
Wells Fargo Commercial Mortgage Trust, Ser. 2021-C61, Cl. A4	2.66	11/15/2054	150,000	134,330
Wells Fargo Commercial Mortgage Trust, Ser. 2024-5C1, Cl. A2	5.45	7/15/2057	225,000	229,140
Wells Fargo Commercial Mortgage Trust, Ser. 2025-C64, Cl. A5	5.65	2/15/2058	154,000	160,382
Total Commercial Mortgage-Backed (cost $13,608,429)				13,784,045
Corporate Bonds and Notes — 25.3%
Advertising — .0%
Omnicom Group, Inc., Sr. Unscd. Notes	2.60	8/1/2031	190,000	170,463
Omnicom Group, Inc., Sr. Unscd. Notes	3.38	3/1/2041	60,000	44,359
Omnicom Group, Inc., Sr. Unscd. Notes	4.75	3/30/2030	20,000	20,059
Omnicom Group, Inc., Sr. Unscd. Notes	5.40	10/1/2048	40,000	35,085
				269,966
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	450,000	430,619
General Dynamics Corp., Gtd. Notes	3.75	5/15/2028	179,000	177,786
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	141,000	117,763
HEICO Corp., Gtd. Notes	5.35	8/1/2033	210,000	213,658
Hexcel Corp., Sr. Unscd. Notes	5.88	2/26/2035	50,000	51,396
Honeywell Aerospace, Inc., Gtd. Notes(a)	4.30	3/16/2031	500,000	493,804
Honeywell Aerospace, Inc., Gtd. Notes(a)	4.95	3/16/2036	300,000	296,618
Honeywell Aerospace, Inc., Gtd. Notes(a)	5.73	3/16/2056	150,000	147,322
Howmet Aerospace, Inc., Sr. Unscd. Notes	3.00	1/15/2029	39,000	37,600
L3Harris Technologies, Inc., Sr. Unscd. Notes	2.90	12/15/2029	165,000	156,218
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,008
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	99,998
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.85	4/27/2035	100,000	98,105
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.60	7/31/2053	200,000	193,730
Lockheed Martin Corp., Sr. Unscd. Notes	3.80	3/1/2045	90,000	70,743
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	75,000	63,271
Lockheed Martin Corp., Sr. Unscd. Notes	4.09	9/15/2052	100,000	77,840
Lockheed Martin Corp., Sr. Unscd. Notes	4.15	6/15/2053	365,000	285,285
Lockheed Martin Corp., Sr. Unscd. Notes	4.50	5/15/2036	125,000	120,941
Lockheed Martin Corp., Sr. Unscd. Notes	4.75	2/15/2034	524,000	522,971
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	30,000	30,182
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	245,000	226,624
Lockheed Martin Corp., Sr. Unscd. Notes(b)	5.25	1/15/2033	51,000	52,912
Lockheed Martin Corp., Sr. Unscd. Notes	5.70	11/15/2054	391,000	387,737
Lockheed Martin Corp., Sr. Unscd. Notes, Ser. B	6.15	9/1/2036	107,000	116,319
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	235,000	231,015
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	110,000	86,440
Northrop Grumman Corp., Sr. Unscd. Notes	4.40	5/1/2030	88,000	87,906
Northrop Grumman Corp., Sr. Unscd. Notes	4.75	6/1/2043	35,000	31,574
Northrop Grumman Corp., Sr. Unscd. Notes	4.90	6/1/2034	40,000	39,913
Northrop Grumman Corp., Sr. Unscd. Notes	4.95	3/15/2053	350,000	308,993

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Aerospace & Defense — .5% (continued)
Northrop Grumman Corp., Sr. Unscd. Notes	5.05	11/15/2040	50,000	48,284
Northrop Grumman Corp., Sr. Unscd. Notes	5.15	5/1/2040	38,000	37,184
Northrop Grumman Corp., Sr. Unscd. Notes	5.25	5/1/2050	79,000	73,352
RTX Corp., Sr. Unscd. Bonds	4.15	5/15/2045	130,000	105,787
RTX Corp., Sr. Unscd. Notes	1.90	9/1/2031	75,000	65,442
RTX Corp., Sr. Unscd. Notes	2.38	3/15/2032	102,000	90,146
RTX Corp., Sr. Unscd. Notes	2.82	9/1/2051	130,000	79,198
RTX Corp., Sr. Unscd. Notes	4.05	5/4/2047	200,000	157,708
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	452,000	450,210
RTX Corp., Sr. Unscd. Notes	4.35	4/15/2047	379,000	312,534
RTX Corp., Sr. Unscd. Notes	4.45	11/16/2038	300,000	276,377
RTX Corp., Sr. Unscd. Notes	4.50	6/1/2042	27,000	23,885
RTX Corp., Sr. Unscd. Notes	4.80	12/15/2043	36,000	32,168
RTX Corp., Sr. Unscd. Notes	5.38	2/27/2053	50,000	46,940
RTX Corp., Sr. Unscd. Notes	5.75	1/15/2029	55,000	56,962
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	107,000	113,646
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	276,000	297,014
The Boeing Company, Sr. Unscd. Notes	3.25	2/1/2028	727,000	713,011
The Boeing Company, Sr. Unscd. Notes	3.60	5/1/2034	560,000	503,208
The Boeing Company, Sr. Unscd. Notes	3.63	3/1/2048	135,000	94,511
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	100,000	71,444
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	145,000	97,699
The Boeing Company, Sr. Unscd. Notes	3.85	11/1/2048	125,000	90,131
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	95,000	65,816
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	515,000	501,338
The Boeing Company, Sr. Unscd. Notes	5.88	2/15/2040	55,000	55,734
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	193,269
The Boeing Company, Sr. Unscd. Notes	6.13	2/15/2033	135,000	144,138
The Boeing Company, Sr. Unscd. Notes	6.63	2/15/2038	182,000	199,184
				10,351,611
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	2.45	2/4/2032	120,000	105,650
Altria Group, Inc., Gtd. Notes	3.40	5/6/2030	450,000	430,668
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	215,000	163,256
Altria Group, Inc., Gtd. Notes	4.25	8/9/2042	270,000	220,480
Altria Group, Inc., Gtd. Notes	4.45	5/6/2050	172,000	134,584
Altria Group, Inc., Gtd. Notes	4.50	5/2/2043	44,000	36,693
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	99,814
Altria Group, Inc., Gtd. Notes	5.95	2/14/2049	180,000	175,375
BAT Capital Corp., Gtd. Notes	2.26	3/25/2028	25,000	24,028
BAT Capital Corp., Gtd. Notes	2.73	3/25/2031	350,000	319,741
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	270,000	245,641
BAT Capital Corp., Gtd. Notes	4.54	8/15/2047	225,000	183,100
BAT Capital Corp., Gtd. Notes	6.25	8/15/2055	260,000	262,120
BAT International Finance PLC, Gtd. Notes	5.93	2/2/2029	250,000	259,076
Bunge Ltd. Finance Corp., Gtd. Notes	3.75	9/25/2027	109,000	108,187
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	8/4/2035	100,000	99,766
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	100,000	91,269
Philip Morris International, Inc., Sr. Unscd. Notes	3.13	3/2/2028	40,000	39,210
Philip Morris International, Inc., Sr. Unscd. Notes	3.38	8/15/2029	140,000	135,720

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Agriculture — .3% (continued)
Philip Morris International, Inc., Sr. Unscd. Notes	3.88	8/21/2042	101,000	81,358
Philip Morris International, Inc., Sr. Unscd. Notes	4.13	3/4/2043	90,000	74,499
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	4/30/2030	50,000	49,749
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	11/15/2041	140,000	121,799
Philip Morris International, Inc., Sr. Unscd. Notes	4.63	11/1/2029	50,000	50,369
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	2/15/2028	465,000	469,492
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	11/15/2043	100,000	89,970
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	140,000	141,647
Philip Morris International, Inc., Sr. Unscd. Notes	5.38	2/15/2033	750,000	770,880
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	9/7/2033	90,000	93,898
Reynolds American, Inc., Gtd. Notes	5.85	8/15/2045	398,000	385,491
Reynolds American, Inc., Gtd. Notes	6.15	9/15/2043	25,000	25,115
				5,488,645
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,741	4,671
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	28,375	27,659
American Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	57,326	53,400
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038	50,000	48,545
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	26,913	25,284
Southwest Airlines Co., Sr. Unscd. Notes	2.63	2/10/2030	75,000	69,035
United Airlines Pass-Through Trust, Ser. 2018-1, Cl. AA	3.50	3/1/2030	62,090	59,958
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	150,254	155,578
				444,130
Automobiles & Components — .5%
American Honda Finance Corp., Sr. Unscd. Notes	2.00	3/24/2028	85,000	81,108
American Honda Finance Corp., Sr. Unscd. Notes	2.25	1/12/2029	131,000	123,078
American Honda Finance Corp., Sr. Unscd. Notes	4.25	9/1/2028	50,000	49,666
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	99,221
American Honda Finance Corp., Sr. Unscd. Notes	4.70	1/12/2028	15,000	15,040
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	90,000	91,081
American Honda Finance Corp., Sr. Unscd. Notes	5.15	7/9/2032	300,000	300,812
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	85,000	87,159
American Honda Finance Corp., Sr. Unscd. Notes	5.85	10/4/2030	436,000	452,692
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.15	5/1/2052	211,000	153,582
BorgWarner, Inc., Sr. Unscd. Notes	4.38	3/15/2045	50,000	40,817
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	50,000	29,686
Cummins, Inc., Sr. Unscd. Notes	4.88	10/1/2043	65,000	60,871
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	150,000	152,409
Cummins, Inc., Sr. Unscd. Notes	5.15	2/20/2034	200,000	204,050
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	300,000	306,034
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	998,000	875,617
Ford Motor Co., Sr. Unscd. Notes	6.10	8/19/2032	100,000	101,853
Ford Motor Co., Sr. Unscd. Notes	7.45	7/16/2031	127,000	138,001
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	3.82	11/2/2027	200,000	196,481
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.13	8/17/2027	285,000	281,580
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.05	11/5/2031	275,000	278,970
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.53	3/19/2032	250,000	258,719
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	700,000	742,541
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	115,000	114,522
General Motors Co., Sr. Unscd. Notes	5.15	4/1/2038	212,000	200,965

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Automobiles & Components — .5% (continued)
General Motors Co., Sr. Unscd. Notes	5.60	10/15/2032	750,000	769,637
General Motors Co., Sr. Unscd. Notes	5.95	4/1/2049	323,000	305,049
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	300,000	313,965
General Motors Co., Sr. Unscd. Notes	6.75	4/1/2046	31,000	32,236
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	445,000	398,267
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	270,000	243,013
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	50,000	47,758
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	6/23/2028	371,000	379,896
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	122,000	124,674
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.97	3/10/2032	55,000	49,321
Lear Corp., Sr. Unscd. Notes	3.50	5/30/2030	99,000	94,129
Lear Corp., Sr. Unscd. Notes	5.25	5/15/2049	45,000	39,886
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	20,000	18,400
Magna International, Inc., Sr. Unscd. Notes	5.50	3/21/2033	65,000	66,811
Magna International, Inc., Sr. Unscd. Notes	5.88	6/1/2035	300,000	312,044
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	155,000	179,650
PACCAR Financial Corp., Sr. Unscd. Notes	4.00	8/8/2028	50,000	49,916
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	400,000	403,246
Toyota Motor Corp., Sr. Unscd. Notes(b)	5.12	7/13/2028	85,000	86,608
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	275,000	281,756
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	190,000	167,149
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.90	9/12/2031	73,000	63,715
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.45	6/29/2029	140,000	140,423
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.05	5/16/2029	676,000	689,894
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.10	3/21/2031	580,000	594,523
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	50,000	52,123
				11,340,644
Banks — 5.3%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.90	7/16/2027	580,000	585,575
Banco Santander SA, Sr. Bonds	5.44	7/15/2031	200,000	205,866
Banco Santander SA, Sr. Notes	4.55	11/6/2030	400,000	394,507
Banco Santander SA, Sr. Notes	4.60	4/15/2029	600,000	598,705
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	195,330
Banco Santander SA, Sr. Notes	5.29	8/18/2027	368,000	371,738
Banco Santander SA, Sr. Notes	5.54	3/14/2030	200,000	204,506
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000	408,786
Banco Santander SA, Sub. Notes	6.92	8/8/2033	200,000	216,575
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	178,585
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	115,000	102,032
Bank of America Corp., Sr. Unscd. Notes	2.09	6/14/2029	325,000	309,349
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	200,000	176,990
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	310,000	287,003
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	430,000	383,780
Bank of America Corp., Sr. Unscd. Notes	2.69	4/22/2032	476,000	431,687
Bank of America Corp., Sr. Unscd. Notes	2.88	10/22/2030	240,000	226,856
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	175,000	158,353
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	212,000	134,192
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	150,000	143,805
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	50,000	49,380
Bank of America Corp., Sr. Unscd. Notes	3.31	4/22/2042	830,000	636,139

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.59	7/21/2028	150,000	148,483
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	236,000	232,464
Bank of America Corp., Sr. Unscd. Notes	4.08	4/23/2040	90,000	78,281
Bank of America Corp., Sr. Unscd. Notes	4.08	3/20/2051	170,000	132,249
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	454,000	451,575
Bank of America Corp., Sr. Unscd. Notes	4.33	3/15/2050	283,000	230,168
Bank of America Corp., Sr. Unscd. Notes	4.57	4/27/2033	155,000	152,315
Bank of America Corp., Sr. Unscd. Notes	4.62	5/9/2029	402,000	402,983
Bank of America Corp., Sr. Unscd. Notes	5.02	7/22/2033	570,000	573,350
Bank of America Corp., Sr. Unscd. Notes	5.20	4/25/2029	130,000	131,732
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	375,000	380,481
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	221,000	225,753
Bank of America Corp., Sr. Unscd. Notes	5.82	9/15/2029	175,000	180,009
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	595,000	623,927
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	319,000	327,351
Bank of America Corp., Sr. Unscd. Notes, Ser. N	2.65	3/11/2032	310,000	281,749
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	84,000	58,477
Bank of America Corp., Sub. Notes	2.48	9/21/2036	1,150,000	999,414
Bank of America Corp., Sub. Notes	5.43	8/15/2035	620,000	622,121
Bank of America Corp., Sub. Notes	5.49	4/23/2037	600,000	596,306
Bank of America Corp., Sub. Notes	5.52	10/25/2035	200,000	201,296
Bank of America Corp., Sub. Notes	5.74	2/12/2036	400,000	407,370
Bank of America Corp., Sub. Notes	6.11	1/29/2037	206,000	216,230
Bank of America Corp., Sub. Notes, Ser. L	4.75	4/21/2045	60,000	52,372
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	100,000	99,561
Bank of Montreal, Sr. Unscd. Notes	4.64	9/10/2030	200,000	200,522
Bank of Montreal, Sr. Unscd. Notes	5.72	9/25/2028	200,000	205,765
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	85,000	84,884
Barclays PLC, Sr. Unscd. Notes	4.84	9/10/2028	320,000	321,112
Barclays PLC, Sr. Unscd. Notes	4.94	9/10/2030	200,000	200,856
Barclays PLC, Sr. Unscd. Notes	4.95	1/10/2047	200,000	178,188
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	320,000	297,759
Barclays PLC, Sr. Unscd. Notes	5.34	9/10/2035	200,000	198,589
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028	225,000	227,472
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	180,000	189,847
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	510,000	570,966
Barclays PLC, Sub. Notes	3.56	9/23/2035	87,000	81,292
Barclays PLC, Sub. Notes(b)	3.81	3/10/2042	440,000	342,924
Barclays PLC, Sub. Notes	4.84	5/9/2028	564,000	564,528
Canadian Imperial Bank of Commerce, Sr. Unscd. Bonds	4.24	9/8/2028	100,000	99,777
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes(b)	4.63	9/11/2030	250,000	250,321
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.00	4/28/2028	121,000	122,501
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	300,000	306,890
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.99	10/3/2028	55,000	56,917
Citibank NA, Sr. Unscd. Notes	4.91	5/29/2030	250,000	253,859
Citigroup, Inc., Sr. Unscd. Notes	2.52	11/3/2032	203,000	179,807
Citigroup, Inc., Sr. Unscd. Notes	2.57	6/3/2031	910,000	836,157
Citigroup, Inc., Sr. Unscd. Notes	2.67	1/29/2031	350,000	325,485
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	418,000	395,247
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	370,000	335,280

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
Citigroup, Inc., Sr. Unscd. Notes	3.52	10/27/2028	155,000	152,859
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	225,000	211,588
Citigroup, Inc., Sr. Unscd. Notes	3.98	3/20/2030	444,000	436,212
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	50,000	40,656
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	470,000	464,849
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	215,000	188,078
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	180,000	179,466
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	310,000	312,113
Citigroup, Inc., Sr. Unscd. Notes	5.17	2/13/2030	438,000	444,585
Citigroup, Inc., Sr. Unscd. Notes	5.45	6/11/2035	320,000	324,567
Citigroup, Inc., Sr. Unscd. Notes	5.88	1/30/2042	155,000	158,394
Citigroup, Inc., Sr. Unscd. Notes	8.13	7/15/2039	299,000	374,041
Citigroup, Inc., Sub. Notes	4.13	7/25/2028	122,000	121,002
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	435,000	435,219
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	120,000	101,511
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	280,000	259,588
Citigroup, Inc., Sub. Notes	5.59	11/19/2034	400,000	406,143
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	50,000	50,880
Citigroup, Inc., Sub. Notes	5.88	2/22/2033	20,000	20,829
Citigroup, Inc., Sub. Notes	6.00	10/31/2033	320,000	334,512
Citigroup, Inc., Sub. Notes	6.13	8/25/2036	135,000	140,182
Citigroup, Inc., Sub. Notes	6.63	6/15/2032	189,000	205,590
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	300,000	322,411
Citizens Financial Group, Inc., Sub. Notes	5.64	5/21/2037	210,000	209,562
Commonwealth Bank of Australia, Sr. Unscd. Notes	4.42	3/14/2028	510,000	512,459
Cooperatieve Rabobank UA, Sr. Bonds	3.96	10/17/2028	50,000	49,710
Cooperatieve Rabobank UA, Sr. Notes	4.49	10/17/2029	385,000	387,106
Deutsche Bank AG, Sr. Notes	3.55	9/18/2031	254,000	239,445
Deutsche Bank AG, Sr. Notes(b)	5.00	9/11/2030	150,000	150,560
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	260,000	262,635
Deutsche Bank AG, Sr. Notes	5.40	9/11/2035	175,000	174,633
Deutsche Bank AG, Sub. Notes	3.74	1/7/2033	200,000	182,345
Fifth Third Bancorp, Sr. Unscd. Notes	4.34	4/25/2033	60,000	57,931
Fifth Third Bancorp, Sr. Unscd. Notes	4.77	7/28/2030	55,000	54,957
Fifth Third Bancorp, Sr. Unscd. Notes	4.90	9/6/2030	200,000	200,628
Fifth Third Bancorp, Sr. Unscd. Notes	6.36	10/27/2028	300,000	307,906
Fifth Third Bank NA, Sub. Notes	5.33	8/25/2033	250,000	250,522
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	50,000	49,739
First Citizens BancShares, Inc., Sub. Notes	5.60	9/5/2035	150,000	146,632
First Citizens BancShares, Inc., Sub. Notes	6.25	3/12/2040	50,000	49,097
HSBC Holdings PLC, Sr. Unscd. Notes	2.85	6/4/2031	700,000	648,177
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	200,000	195,798
HSBC Holdings PLC, Sr. Unscd. Notes	5.13	11/6/2036	200,000	196,405
HSBC Holdings PLC, Sr. Unscd. Notes	5.24	5/13/2031	300,000	304,364
HSBC Holdings PLC, Sr. Unscd. Notes	5.28	3/10/2037	400,000	394,458
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	200,000	203,427
HSBC Holdings PLC, Sr. Unscd. Notes	5.60	5/17/2028	200,000	202,249
HSBC Holdings PLC, Sr. Unscd. Notes	5.73	5/17/2032	500,000	517,969
HSBC Holdings PLC, Sr. Unscd. Notes	5.79	5/13/2036	200,000	206,282
HSBC Holdings PLC, Sr. Unscd. Notes	6.10	1/14/2042	470,000	495,003

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
HSBC Holdings PLC, Sr. Unscd. Notes	6.16	3/9/2029	680,000	699,147
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	250,000	265,640
HSBC Holdings PLC, Sub. Bonds	5.74	9/10/2036	300,000	301,501
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	271,000	290,278
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	315,000	334,239
HSBC Holdings PLC, Sub. Notes	8.11	11/3/2033	250,000	287,003
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.02	5/17/2033	45,000	44,780
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	200,000	203,087
Huntington Bancshares, Inc., Sr. Unscd. Notes	6.21	8/21/2029	140,000	144,874
Huntington Bancshares, Inc., Sub. Notes	2.49	8/15/2036	152,000	130,894
Industrial & Commercial Bank of China Ltd., Sr. Unscd. Notes	3.54	11/8/2027	66,000	65,375
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	210,000	210,421
ING Groep NV, Sr. Unscd. Notes	6.11	9/11/2034	370,000	391,698
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	261,000	268,468
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/2038	58,000	63,914
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	100,000	88,125
JPMorgan Chase & Co., Sr. Unscd. Notes	1.95	2/4/2032	105,000	92,642
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	150,000	138,737
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	60,000	42,036
JPMorgan Chase & Co., Sr. Unscd. Notes	2.55	11/8/2032	865,000	769,529
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	795,000	719,460
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	25,000	23,538
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	377,000	342,217
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	105,000	68,947
JPMorgan Chase & Co., Sr. Unscd. Notes	3.33	4/22/2052	236,000	159,963
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	30,000	29,293
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	230,000	176,585
JPMorgan Chase & Co., Sr. Unscd. Notes	4.03	7/24/2048	420,000	330,964
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	50,000	49,687
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	10/22/2031	250,000	245,851
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	250,000	204,752
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	230,000	229,281
JPMorgan Chase & Co., Sr. Unscd. Notes	4.57	6/14/2030	200,000	200,088
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	300,000	300,439
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	250,000	242,821
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	213,000	214,106
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/2044	50,000	45,492
JPMorgan Chase & Co., Sr. Unscd. Notes	4.90	1/22/2037	600,000	584,847
JPMorgan Chase & Co., Sr. Unscd. Notes	4.91	7/25/2033	500,000	501,005
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	150,000	148,207
JPMorgan Chase & Co., Sr. Unscd. Notes	5.00	7/22/2030	500,000	506,178
JPMorgan Chase & Co., Sr. Unscd. Notes	5.15	4/23/2037	600,000	597,128
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	4,000	4,040
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	270,000	274,476
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	300,000	304,375
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	210,000	214,379
JPMorgan Chase & Co., Sr. Unscd. Notes	5.40	1/6/2042	245,000	241,355
JPMorgan Chase & Co., Sr. Unscd. Notes	5.50	10/15/2040	153,000	155,881
JPMorgan Chase & Co., Sr. Unscd. Notes	5.53	11/29/2045	165,000	163,085
JPMorgan Chase & Co., Sr. Unscd. Notes	6.09	10/23/2029	123,000	127,494

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	6.25	10/23/2034	765,000	821,139
JPMorgan Chase & Co., Sub. Notes	2.96	5/13/2031	195,000	181,887
JPMorgan Chase & Co., Sub. Notes	4.95	6/1/2045	135,000	123,016
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	200,000	196,365
JPMorgan Chase & Co., Sub. Notes	5.58	7/23/2036	50,000	50,832
KeyCorp, Sr. Unscd. Notes	4.10	4/30/2028	52,000	51,650
KeyCorp, Sr. Unscd. Notes	4.79	6/1/2033	30,000	29,400
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(c)	0.00	4/18/2036	75,000	48,326
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.75	9/30/2030	110,000	95,636
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	1,385,000	1,381,358
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	4.75	10/29/2030	675,000	695,209
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.88	6/15/2028	1,000,000	999,519
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	350,000	347,410
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	3.63	10/8/2030	250,000	245,864
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	0.88	9/3/2030	780,000	683,190
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	910,000	913,803
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes, Ser. 44	3.88	6/14/2028	525,000	524,349
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	300,000	305,609
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.67	2/10/2047	200,000	194,201
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.68	1/5/2035	200,000	206,204
Lloyds Banking Group PLC, Sub. Notes	4.34	1/9/2048	237,000	190,292
Lloyds Banking Group PLC, Sub. Notes	5.30	12/1/2045	100,000	91,757
Lloyds Banking Group PLC, Sub. Notes	7.95	11/15/2033	200,000	228,118
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	350,000	349,907
M&T Bank Corp., Sr. Unscd. Notes	6.08	3/13/2032	400,000	419,149
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.75	7/18/2039	393,000	331,053
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.32	4/19/2033	250,000	241,697
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.51	1/14/2032	200,000	196,984
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.85	4/21/2032	400,000	399,740
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.13	7/20/2033	367,000	369,090
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.19	9/12/2036	200,000	198,564
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	320,000	323,720
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.41	4/19/2034	300,000	306,346
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.43	4/17/2035	100,000	101,597
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.59	5/25/2031	70,000	64,406
Mizuho Financial Group, Inc., Sr. Unscd. Notes	3.15	7/16/2030	275,000	262,732
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.25	9/11/2029	100,000	99,371
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.10	5/13/2031	200,000	202,549
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.41	9/13/2028	180,000	182,377
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	202,318
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.58	5/26/2035	250,000	256,359
Mizuho Financial Group, Inc., Sub. Notes	2.56	9/13/2031	180,000	158,943
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	800,000	696,096
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	360,000	313,188
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	54,000	47,517
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	497,000	440,363
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	249,000	231,580
Morgan Stanley, Sr. Unscd. Notes	2.80	1/25/2052	140,000	85,328
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	295,000	265,696
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	110,000	83,286

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028	316,000	312,482
Morgan Stanley, Sr. Unscd. Notes	3.62	4/1/2031	125,000	120,164
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	492,000	485,825
Morgan Stanley, Sr. Unscd. Notes	3.97	7/22/2038	400,000	350,909
Morgan Stanley, Sr. Unscd. Notes	4.24	1/9/2030	700,000	692,757
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	375,000	312,423
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	179,000	147,961
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	285,000	283,615
Morgan Stanley, Sr. Unscd. Notes	4.46	4/22/2039	210,000	193,454
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	500,000	495,973
Morgan Stanley, Sr. Unscd. Notes	4.81	4/16/2032	1,000,000	998,695
Morgan Stanley, Sr. Unscd. Notes	4.89	7/20/2033	290,000	288,980
Morgan Stanley, Sr. Unscd. Notes	5.07	1/30/2037	200,000	196,269
Morgan Stanley, Sr. Unscd. Notes	5.16	4/20/2029	245,000	247,677
Morgan Stanley, Sr. Unscd. Notes	5.25	4/21/2034	342,000	345,411
Morgan Stanley, Sr. Unscd. Notes	5.45	7/20/2029	45,000	45,833
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	70,000	71,260
Morgan Stanley, Sr. Unscd. Notes	5.52	11/19/2055	295,000	280,573
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	190,000	194,872
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	285,000	305,055
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/2042	574,000	617,825
Morgan Stanley, Sr. Unscd. Notes	6.41	11/1/2029	300,000	312,627
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	140,000	152,846
Morgan Stanley, Sub. Notes	5.30	4/20/2037	255,000	254,991
Morgan Stanley Bank NA, Sr. Unscd. Notes	5.50	5/26/2028	575,000	581,386
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.20	11/17/2028	300,000	298,914
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.47	7/6/2028	250,000	249,915
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	350,000	349,439
National Australia Bank Ltd., Sr. Unscd. Notes	4.79	1/10/2029	375,000	380,791
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	400,000	403,511
NatWest Group PLC, Sr. Unscd. Notes	5.12	5/23/2031	250,000	252,905
NatWest Group PLC, Sr. Unscd. Notes	5.81	9/13/2029	200,000	205,555
Northern Trust Corp., Sr. Unscd. Notes	1.95	5/1/2030	25,000	22,796
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	65,000	63,002
Northern Trust Corp., Sr. Unscd. Notes	4.00	5/10/2027	95,000	94,939
Northern Trust Corp., Sr. Unscd. Notes	4.15	11/19/2030	200,000	198,358
Northern Trust Corp., Sub. Notes	5.12	11/19/2040	200,000	195,548
Northern Trust Corp., Sub. Notes	6.13	11/2/2032	45,000	48,208
Oesterreichische Kontrollbank AG, Govt. Gtd. Bonds	4.25	3/1/2028	70,000	70,345
Oesterreichische Kontrollbank AG, Govt. Gtd. Notes	4.75	5/21/2027	40,000	40,309
Old National Bancorp, Sub. Notes	5.77	2/15/2036	50,000	49,904
Pinnacle Bank, Sr. Unscd. Notes	5.63	2/15/2028	65,000	65,461
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	250,066
PNC Bank NA, Sub. Notes	2.70	10/22/2029	75,000	70,573
Regions Banks, Sub. Notes	6.45	6/26/2037	65,000	68,101
Regions Financial Corp., Sr. Unscd. Notes	1.80	8/12/2028	47,000	44,205
Regions Financial Corp., Sr. Unscd. Notes	5.50	9/6/2035	250,000	251,058
Royal Bank of Canada, Sr. Unscd. Notes(b)	2.30	11/3/2031	374,000	334,207
Royal Bank of Canada, Sr. Unscd. Notes	3.88	5/4/2032	36,000	34,676
Royal Bank of Canada, Sr. Unscd. Notes	4.24	8/3/2027	200,000	200,270

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	4.61	5/3/2032	500,000	497,196
Royal Bank of Canada, Sr. Unscd. Notes	4.97	8/2/2030	500,000	505,963
Royal Bank of Canada, Sr. Unscd. Notes	5.00	2/1/2033	150,000	151,575
Royal Bank of Canada, Sr. Unscd. Notes	5.20	8/1/2028	235,000	239,410
Royal Bank of Canada, Sr. Unscd. Notes	6.00	11/1/2027	200,000	205,189
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	140,000	154,590
Santander Holdings USA, Inc., Sr. Unscd. Notes	4.40	7/13/2027	531,000	530,541
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	137,000	141,303
Santander Holdings USA, Inc., Sr. Unscd. Notes(b)	6.57	6/12/2029	137,000	141,764
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.90	3/15/2032	125,000	113,739
Santander UK Group Holdings PLC, Sr. Unscd. Notes	4.32	9/22/2029	200,000	198,397
Santander UK Group Holdings PLC, Sr. Unscd. Notes	5.14	9/22/2036	200,000	193,491
Simmons First National Corp., Sub. Notes	6.25	10/1/2035	115,000	115,661
SouthState Bank Corp., Sub. Notes	7.00	6/13/2035	200,000	207,843
Standard Chartered Bank, Sr. Unscd. Notes	4.85	12/3/2027	510,000	514,451
State Street Bank & Trust Co., Sr. Unscd. Notes	4.78	11/23/2029	50,000	50,720
State Street Corp., Sr. Sub. Notes	2.20	3/3/2031	245,000	219,654
State Street Corp., Sr. Unscd. Notes	2.62	2/7/2033	27,000	24,112
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	125,000	119,172
State Street Corp., Sr. Unscd. Notes	4.16	8/4/2033	50,000	48,253
State Street Corp., Sr. Unscd. Notes	4.53	2/20/2029	190,000	190,778
State Street Corp., Sr. Unscd. Notes	4.82	1/26/2034	200,000	199,071
State Street Corp., Sr. Unscd. Notes	5.16	5/18/2034	73,000	73,942
State Street Corp., Sr. Unscd. Notes	5.68	11/21/2029	50,000	51,646
State Street Corp., Sr. Unscd. Notes	5.82	11/4/2028	365,000	372,967
State Street Corp., Sub. Notes	3.03	11/1/2034	100,000	93,952
State Street Corp., Sub. Notes	6.12	11/21/2034	50,000	52,793
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.35	10/18/2027	125,000	123,388
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	4.49	1/15/2032	750,000	738,549
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.05	1/15/2037	250,000	245,287
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.25	7/8/2036	200,000	200,175
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	280,000	285,036
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	276,000	283,402
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.72	9/14/2028	285,000	292,666
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	325,000	334,062
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.80	7/8/2046	100,000	97,442
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.84	7/9/2044	65,000	64,542
Synchrony Bank, Sr. Unscd. Notes	5.63	8/23/2027	250,000	252,331
The Bank of Nova Scotia, Sr. Unscd. Notes	4.04	9/15/2028	100,000	99,468
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	250,000	249,537
The Bank of Nova Scotia, Sr. Unscd. Notes	4.85	2/1/2030	122,000	123,465
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	240,000	244,827
The Bank of Nova Scotia, Sr. Unscd. Notes	5.65	2/1/2034	111,000	115,827
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	180,000	178,856
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	220,000	194,788
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.60	2/7/2030	735,000	684,941
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	430,000	387,025
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	220,000	195,810
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	509,000	363,305
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	180,000	162,980

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	50,000	37,370
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	178,000	134,555
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	37,000	36,680
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.80	3/15/2030	200,000	194,378
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	475,000	468,224
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.15	1/21/2029	250,000	248,178
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	250,000	245,272
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.41	4/23/2039	75,000	67,503
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.52	1/21/2032	200,000	197,036
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	300,000	300,040
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.75	10/21/2045	154,000	133,721
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	500,000	485,379
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	100,000	97,744
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	500,000	507,873
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.22	4/23/2031	200,000	203,318
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	260,000	261,182
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	300,000	286,574
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.85	4/25/2035	95,000	98,563
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.25	2/1/2041	681,000	719,595
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.48	10/24/2029	110,000	114,757
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.56	10/24/2034	30,000	32,586
The Goldman Sachs Group, Inc., Sub. Notes	5.15	5/22/2045	480,000	434,891
The Goldman Sachs Group, Inc., Sub. Notes	6.45	5/1/2036	176,000	187,538
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	77,000	83,596
The Korea Development Bank, Sr. Unscd. Notes	5.38	10/23/2028	235,000	241,948
The PNC Financial Services Group, Inc., Sr. Unscd. Bonds	5.37	7/21/2036	100,000	100,498
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.31	4/23/2032	115,000	102,716
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.55	1/22/2030	317,000	295,861
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.15	5/19/2027	113,000	111,896
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	108,000	105,489
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	4.81	10/21/2032	270,000	269,735
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.07	1/24/2034	215,000	215,443
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	115,000	116,669
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.49	5/14/2030	500,000	513,572
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	6/12/2029	45,000	46,083
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.94	8/18/2034	295,000	309,830
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.88	10/20/2034	50,000	55,269
The PNC Financial Services Group, Inc., Sub. Notes	4.63	6/6/2033	54,000	52,502
The PNC Financial Services Group, Inc., Sub. Notes	5.42	1/25/2041	50,000	49,025
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.00	9/10/2031	95,000	83,968
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.45	1/12/2032	50,000	44,307
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.20	3/10/2032	55,000	50,710
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	6/8/2027	270,000	269,556
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	10/13/2028	250,000	248,485
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.46	6/8/2032	110,000	108,326
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.69	9/15/2027	153,000	153,828
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.87	4/22/2033	600,000	597,155
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.93	10/15/2035	250,000	245,178
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	80,000	80,998
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	96,000	98,292

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
The Toronto-Dominion Bank, Sub. Notes	5.15	9/10/2034	195,000	196,003
Truist Bank, Sr. Unscd. Notes	4.14	10/23/2029	250,000	247,550
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	450,000	432,782
Truist Financial Corp., Sr. Unscd. Notes	4.12	6/6/2028	50,000	49,823
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	500,000	494,942
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	25,000	25,292
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	70,000	72,847
Truist Financial Corp., Sr. Unscd. Notes	6.12	10/28/2033	390,000	412,720
Truist Financial Corp., Sr. Unscd. Notes, Ser. I	4.68	4/23/2032	200,000	198,309
Truist Financial Corp., Sub. Notes	4.92	7/28/2033	127,000	124,381
U.S. Bancorp, Sr. Unscd. Notes	4.55	7/22/2028	332,000	332,477
U.S. Bancorp, Sr. Unscd. Notes	4.65	2/1/2029	187,000	187,717
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	199,000	196,743
U.S. Bancorp, Sr. Unscd. Notes	5.05	2/12/2031	250,000	253,623
U.S. Bancorp, Sr. Unscd. Notes	5.08	5/15/2031	250,000	253,804
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	120,000	122,182
U.S. Bancorp, Sr. Unscd. Notes	5.78	6/12/2029	170,000	174,419
U.S. Bancorp, Sr. Unscd. Notes	5.85	10/21/2033	310,000	325,037
UBS AG, Sr. Unscd. Notes	4.50	6/26/2048	250,000	212,075
US Bank NA, Sr. Unscd. Notes	4.73	5/15/2028	250,000	250,838
Wachovia Corp., Sub. Debs.	5.50	8/1/2035	210,000	212,147
Webster Financial Corp., Sr. Unscd. Notes	4.10	3/25/2029	135,000	132,007
Webster Financial Corp., Sub. Notes	5.78	9/11/2035	230,000	232,856
Wells Fargo & Co., Sr. Unscd. Notes	2.39	6/2/2028	170,000	166,301
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	220,000	204,097
Wells Fargo & Co., Sr. Unscd. Notes	2.88	10/30/2030	575,000	542,830
Wells Fargo & Co., Sr. Unscd. Notes	3.35	3/2/2033	865,000	796,307
Wells Fargo & Co., Sr. Unscd. Notes	3.58	5/22/2028	1,326,000	1,314,749
Wells Fargo & Co., Sr. Unscd. Notes	3.90	5/1/2045	185,000	145,359
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	180,000	179,075
Wells Fargo & Co., Sr. Unscd. Notes	4.48	4/4/2031	360,000	357,107
Wells Fargo & Co., Sr. Unscd. Notes	4.81	7/25/2028	70,000	70,284
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	194,604
Wells Fargo & Co., Sr. Unscd. Notes	4.90	7/25/2033	420,000	418,792
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	595,000	600,181
Wells Fargo & Co., Sr. Unscd. Notes	5.01	4/4/2051	844,000	746,544
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	180,000	183,019
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	126,000	129,409
Wells Fargo & Co., Sr. Unscd. Notes	6.30	10/23/2029	60,000	62,436
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	235,000	254,264
Wells Fargo & Co., Sub. Notes	4.40	6/14/2046	151,000	121,178
Wells Fargo & Co., Sub. Notes	4.90	11/17/2045	130,000	112,520
Wells Fargo & Co., Sub. Notes	5.38	11/2/2043	560,000	524,393
Wells Fargo & Co., Sub. Notes	5.61	1/15/2044	400,000	382,829
Wells Fargo Bank NA, Sub. Notes	5.95	8/26/2036	50,000	51,946
Westpac Banking Corp., Sr. Unscd. Notes	1.95	11/20/2028	390,000	368,908
Westpac Banking Corp., Sr. Unscd. Notes	2.65	1/16/2030	50,000	47,202
Westpac Banking Corp., Sr. Unscd. Notes	3.40	1/25/2028	109,000	107,740
Westpac Banking Corp., Sr. Unscd. Notes	4.04	8/26/2027	400,000	399,779
Westpac Banking Corp., Sr. Unscd. Notes	4.35	7/1/2030	20,000	20,014

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Banks — 5.3% (continued)
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	735,000	749,638
Westpac Banking Corp., Sr. Unscd. Notes	5.54	11/17/2028	50,000	51,614
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	45,000	40,551
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	41,000	30,322
Westpac Banking Corp., Sub. Notes	3.02	11/18/2036	50,000	44,746
Westpac Banking Corp., Sub. Notes	4.11	7/24/2034	50,000	48,840
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	50,000	50,759
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	109,319
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	385,000	401,728
				110,214,038
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	675,000	658,749
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	586,000	530,547
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.63	2/1/2044	100,000	88,390
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.38	4/15/2038	1,201,000	1,117,027
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.95	1/15/2042	25,000	23,380
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	5.80	1/23/2059	200,000	201,011
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.00	11/15/2039	25,000	31,303
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.20	1/15/2039	25,000	31,512
Coca-Cola Femsa SAB de CV, Gtd. Notes	5.25	11/26/2043	250,000	238,362
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	135,000	129,315
Constellation Brands, Inc., Gtd. Notes	4.50	5/9/2047	220,000	180,686
Constellation Brands, Inc., Gtd. Notes	4.65	11/15/2028	50,000	50,166
Constellation Brands, Inc., Gtd. Notes	5.25	11/15/2048	180,000	162,611
Constellation Brands, Inc., Sr. Unscd. Notes	2.25	8/1/2031	150,000	132,532
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	208,026
Diageo Investment Corp., Gtd. Notes	7.45	4/15/2035	65,000	76,098
Keurig Dr. Pepper, Inc., Gtd. Notes	3.20	5/1/2030	63,000	59,258
Keurig Dr. Pepper, Inc., Gtd. Notes	3.95	4/15/2029	235,000	230,631
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	11/15/2045	47,000	38,276
Keurig Dr. Pepper, Inc., Gtd. Notes	4.60	5/25/2028	100,000	100,076
Keurig Dr. Pepper, Inc., Gtd. Notes	5.30	3/15/2034	215,000	214,165
Molson Coors Beverage Co., Gtd. Notes	5.00	5/1/2042	105,000	94,770
PepsiCo, Inc., Sr. Unscd. Notes(b)	1.40	2/25/2031	68,000	59,519
PepsiCo, Inc., Sr. Unscd. Notes	3.38	7/29/2049	510,000	358,812
PepsiCo, Inc., Sr. Unscd. Notes	3.45	10/6/2046	50,000	36,902
PepsiCo, Inc., Sr. Unscd. Notes	3.50	3/19/2040	20,000	16,585
PepsiCo, Inc., Sr. Unscd. Notes	3.60	2/18/2028	70,000	69,436
PepsiCo, Inc., Sr. Unscd. Notes	3.60	8/13/2042	25,000	19,969
PepsiCo, Inc., Sr. Unscd. Notes	4.20	7/18/2052	70,000	56,090
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	586,000	590,490
PepsiCo, Inc., Sr. Unscd. Notes	4.65	7/23/2032	50,000	50,279
PepsiCo, Inc., Sr. Unscd. Notes(b)	5.00	2/7/2035	200,000	201,775
PepsiCo, Inc., Sr. Unscd. Notes(b)	5.00	7/23/2035	200,000	201,652
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	290,000	253,791
The Coca-Cola Company, Sr. Unscd. Notes	1.45	6/1/2027	128,000	124,635
The Coca-Cola Company, Sr. Unscd. Notes	1.65	6/1/2030	79,000	71,430
The Coca-Cola Company, Sr. Unscd. Notes	2.00	3/5/2031	40,000	36,089
The Coca-Cola Company, Sr. Unscd. Notes	2.50	6/1/2040	220,000	161,186
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	135,000	79,188

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Beverage Products — .4% (continued)
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	120,000	78,329
The Coca-Cola Company, Sr. Unscd. Notes	4.65	8/14/2034	500,000	502,062
				7,565,110
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.70	2/15/2031	50,000	45,981
Carrier Global Corp., Sr. Unscd. Notes	2.72	2/15/2030	246,000	230,224
Carrier Global Corp., Sr. Unscd. Notes	3.38	4/5/2040	400,000	318,491
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	67,000	48,001
Eagle Materials, Inc., Gtd. Notes	5.00	3/15/2036	250,000	239,857
Fortune Brands Innovations, Inc., Sr. Unscd. Notes	4.50	3/25/2052	25,000	19,689
Johnson Controls International PLC, Sr. Unscd. Notes	4.50	2/15/2047	200,000	168,680
Lennox International, Inc., Gtd. Notes	5.50	9/15/2028	74,000	75,498
Martin Marietta Materials, Inc., Sr. Unscd. Notes	3.20	7/15/2051	45,000	29,248
Martin Marietta Materials, Inc., Sr. Unscd. Notes	4.25	12/15/2047	65,000	52,084
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	300,000	283,055
Masco Corp., Sr. Unscd. Notes	2.00	10/1/2030	345,000	306,816
Mohawk Industries, Inc., Sr. Unscd. Notes	5.85	9/18/2028	290,000	298,185
Owens Corning, Sr. Unscd. Notes	3.88	6/1/2030	70,000	67,949
Owens Corning, Sr. Unscd. Notes	4.30	7/15/2047	290,000	231,849
Trane Technologies Holdco, Inc., Gtd. Notes	4.30	2/21/2048	80,000	65,464
Trane Technologies Holdco, Inc., Gtd. Notes	5.75	6/15/2043	26,000	26,615
Vulcan Materials Co., Sr. Unscd. Notes	4.70	3/1/2048	65,000	55,383
Vulcan Materials Co., Sr. Unscd. Notes	5.70	12/1/2054	200,000	194,914
				2,757,983
Chemicals — .3%
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.05	5/15/2030	31,000	28,287
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.70	5/15/2040	74,000	54,517
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.60	2/8/2029	100,000	100,738
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.85	2/8/2034	245,000	245,466
CF Industries, Inc., Gtd. Notes	4.95	6/1/2043	280,000	250,962
CF Industries, Inc., Gtd. Notes	5.15	3/15/2034	70,000	69,750
CF Industries, Inc., Gtd. Notes	5.38	3/15/2044	60,000	56,247
Dow Chemical Co. (The), Sr. Unscd. Notes	4.80	5/15/2049	50,000	39,320
DuPont de Nemours, Inc., Sr. Unscd. Notes(a)	4.73	11/15/2028	715,000	717,536
Eastman Chemical Co., Sr. Unscd. Notes	4.65	10/15/2044	195,000	163,462
Eastman Chemical Co., Sr. Unscd. Notes	4.80	9/1/2042	100,000	87,705
Eastman Chemical Co., Sr. Unscd. Notes	5.63	2/20/2034	100,000	102,067
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	195,000	168,720
Ecolab, Inc., Sr. Unscd. Notes	2.13	2/1/2032	20,000	17,594
Ecolab, Inc., Sr. Unscd. Notes	3.95	12/1/2047	10,000	7,898
Ecolab, Inc., Sr. Unscd. Notes	4.80	3/24/2030	35,000	35,497
Ecolab, Inc., Sr. Unscd. Notes	5.25	1/15/2028	155,000	157,588
EIDP, Inc., Sr. Unscd. Notes	4.80	5/15/2033	29,000	28,706
International Flavors & Fragrances, Inc., Sr. Unscd. Notes	5.00	9/26/2048	69,000	59,737
Linde, Inc., Gtd. Notes	2.00	8/10/2050	130,000	68,700
LYB International Finance III LLC, Gtd. Notes	3.38	10/1/2040	185,000	135,524
LYB International Finance III LLC, Gtd. Notes	3.80	10/1/2060	289,000	179,638
LYB International Finance III LLC, Gtd. Notes	4.20	5/1/2050	265,000	189,785
LyondellBasell Industries NV, Sr. Unscd. Bonds(b)	4.63	2/26/2055	21,000	15,840
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	25,000	22,625

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Chemicals — .3% (continued)
Nutrien Ltd., Sr. Unscd. Notes	2.95	5/13/2030	78,000	73,246
Nutrien Ltd., Sr. Unscd. Notes	4.13	3/15/2035	100,000	91,810
Nutrien Ltd., Sr. Unscd. Notes	4.20	4/1/2029	20,000	19,858
Nutrien Ltd., Sr. Unscd. Notes	5.40	6/21/2034	500,000	509,434
Rohm and Haas Co., Sr. Unscd. Notes	7.85	7/15/2029	510,000	556,088
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	138,000	149,447
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	110,000	87,470
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	332,000	263,431
The Dow Chemical Company, Sr. Unscd. Notes	5.25	11/15/2041	313,000	280,159
The Mosaic Company, Sr. Unscd. Notes	4.88	11/15/2041	10,000	8,838
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	36,000	32,998
The Sherwin-Williams Company, Sr. Unscd. Notes	2.95	8/15/2029	225,000	214,606
The Sherwin-Williams Company, Sr. Unscd. Notes	3.30	5/15/2050	85,000	56,650
The Sherwin-Williams Company, Sr. Unscd. Notes	3.45	6/1/2027	375,000	371,666
The Sherwin-Williams Company, Sr. Unscd. Notes	4.00	12/15/2042	40,000	32,007
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	25,000	20,780
Westlake Corp., Sr. Unscd. Notes	4.38	11/15/2047	340,000	261,540
				6,033,937
Commercial & Professional Services — .3%
Brown University, Bonds, Ser. A	2.92	9/1/2050	130,000	84,521
California Institute of Technology, Sr. Unscd. Bonds	4.70	11/1/2111	35,000	27,838
Duke University, Unscd. Bonds, Ser. 2020	2.83	10/1/2055	225,000	138,891
Emory University, Unscd. Notes, Ser. 2020	2.14	9/1/2030	115,000	104,604
Equifax, Inc., Sr. Unscd. Notes	2.35	9/15/2031	100,000	87,833
Equifax, Inc., Sr. Unscd. Notes	5.10	6/1/2028	434,000	438,697
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	203,000	191,700
Global Payments, Inc., Sr. Unscd. Notes	4.95	8/15/2027	25,000	25,073
Global Payments, Inc., Sr. Unscd. Notes	5.30	8/15/2029	50,000	50,299
Global Payments, Inc., Sr. Unscd. Notes(b)	5.40	8/15/2032	40,000	39,744
Global Payments, Inc., Sr. Unscd. Notes(b)	5.95	8/15/2052	250,000	231,463
Johns Hopkins University, Sr. Unscd. Bonds, Ser. A	2.81	1/1/2060	25,000	14,361
Massachusetts Institute of Technology, Unscd. Bonds	3.96	7/1/2038	25,000	22,820
Massachusetts Institute of Technology, Unscd. Notes	3.07	4/1/2052	400,000	264,168
Moody’s Corp., Sr. Unscd. Notes	3.25	1/15/2028	150,000	147,428
Moody’s Corp., Sr. Unscd. Notes	4.88	12/17/2048	75,000	65,553
Moody’s Corp., Sr. Unscd. Notes	5.00	8/5/2034	200,000	199,969
Northwestern University, Unscd. Bonds	4.64	12/1/2044	65,000	60,580
Northwestern University, Unscd. Bonds, Ser. 2017	3.66	12/1/2057	200,000	143,597
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	100,000	94,710
PayPal Holdings, Inc., Sr. Unscd. Notes	3.90	6/1/2027	575,000	572,911
PayPal Holdings, Inc., Sr. Unscd. Notes	4.40	6/1/2032	84,000	82,347
PayPal Holdings, Inc., Sr. Unscd. Notes	5.50	6/1/2054	120,000	108,661
President & Fellows of Harvard College, Unscd. Bonds	5.26	3/15/2036	50,000	51,693
Quanta Services, Inc., Sr. Unscd. Notes	3.05	10/1/2041	55,000	40,209
Quanta Services, Inc., Sr. Unscd. Notes	5.25	8/9/2034	135,000	136,604
RELX Capital, Inc., Gtd. Notes	4.00	3/18/2029	99,000	97,723
S&P Global, Inc., Gtd. Notes	1.25	8/15/2030	10,000	8,724
S&P Global, Inc., Gtd. Notes	2.50	12/1/2029	467,000	437,822
S&P Global, Inc., Gtd. Notes	2.95	3/1/2029	180,000	173,605
S&P Global, Inc., Gtd. Notes	3.90	3/1/2062	130,000	92,627

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Commercial & Professional Services — .3% (continued)
S&P Global, Inc., Gtd. Notes	4.25	5/1/2029	120,000	119,407
The Ford Foundation, Unscd. Bonds, Ser. 2020	2.82	6/1/2070	43,000	23,823
The George Washington University, Unscd. Notes, Ser. 2014	4.30	9/15/2044	70,000	58,162
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	50,000	45,709
The Georgetown University, Sr. Unscd. Bonds, Ser. 20A	2.94	4/1/2050	100,000	63,882
The Georgetown University, Unscd. Bonds, Ser. B	4.32	4/1/2049	50,000	40,928
The Leland Stanford Junior University, Unscd. Bonds	1.29	6/1/2027	310,000	301,196
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	125,000	73,617
The Trustees of Princeton University, Unscd. Bonds, Ser. 2020	2.52	7/1/2050	50,000	30,534
The Trustees of the University of Pennsylvania, Unscd. Bonds, Ser. 2020	2.40	10/1/2050	60,000	34,750
The University of Chicago, Unscd. Bonds	4.00	10/1/2053	50,000	39,038
The University of Chicago, Unscd. Bonds, Ser. 20B	2.76	4/1/2045	50,000	39,210
The Washington University, Sr. Unscd. Bonds	4.35	4/15/2122	25,000	18,575
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	125,000	89,202
Thomas Jefferson University, Scd. Bonds	3.85	11/1/2057	100,000	70,642
TR Finance LLC, Gtd. Notes	5.65	11/23/2043	50,000	47,652
University of Notre Dame du Lac, Unscd. Bonds, Ser. 2015	3.44	2/15/2045	30,000	22,834
University of Southern California, Unscd. Bonds, Ser. 2017	3.84	10/1/2047	75,000	58,736
Verisk Analytics, Inc., Sr. Unscd. Notes	3.63	5/15/2050	45,000	31,314
Verisk Analytics, Inc., Sr. Unscd. Notes	5.50	6/15/2045	50,000	46,742
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	215,000	167,609
Yale University, Unscd. Bonds, Ser. 2020	1.48	4/15/2030	50,000	45,070
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	50,000	29,285
				5,734,692
Consumer Discretionary — .2%
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	12/1/2029	120,000	115,072
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	1/15/2031	65,000	60,951
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	500,000	510,342
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	70,000	68,317
Hasbro, Inc., Sr. Unscd. Notes	6.05	5/14/2034	217,000	227,133
Hasbro, Inc., Sr. Unscd. Notes	6.35	3/15/2040	50,000	51,823
Hyatt Hotels Corp., Sr. Unscd. Notes	4.38	9/15/2028	50,000	49,716
Hyatt Hotels Corp., Sr. Unscd. Notes	5.05	3/30/2028	100,000	100,944
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	4/23/2030	75,000	77,019
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	106,000	109,549
Las Vegas Sands Corp., Sr. Unscd. Notes	3.90	8/8/2029	60,000	57,894
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	135,000	138,667
Leggett & Platt, Inc., Sr. Unscd. Notes	3.50	11/15/2027	199,000	194,699
Lennar Corp., Gtd. Notes	4.75	11/29/2027	660,000	662,276
Lennar Corp., Gtd. Notes	5.00	6/15/2027	135,000	135,450
Marriott International, Inc., Sr. Unscd. Notes	4.80	3/15/2030	274,000	276,043
Marriott International, Inc., Sr. Unscd. Notes	5.35	3/15/2035	100,000	100,779
Marriott International, Inc., Sr. Unscd. Notes, Ser. AA	4.65	12/1/2028	95,000	95,306
Marriott International, Inc., Sr. Unscd. Notes, Ser. GG	3.50	10/15/2032	150,000	138,238
Mattel, Inc., Sr. Unscd. Notes	5.45	11/1/2041	25,000	22,769
Polaris, Inc., Sr. Unscd. Notes	5.60	3/1/2031	400,000	399,246
Polaris, Inc., Sr. Unscd. Notes	6.95	3/15/2029	100,000	104,751
PulteGroup, Inc., Gtd. Notes	6.00	2/15/2035	25,000	26,162
Sands China Ltd., Sr. Unscd. Notes	5.40	8/8/2028	204,000	206,353
Sekisui House US, Inc., Gtd. Notes	2.50	1/15/2031	342,000	302,203

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Consumer Discretionary — .2% (continued)
Sekisui House US, Inc., Gtd. Notes	3.97	8/6/2061	240,000	156,406
W.W. Grainger, Inc., Sr. Unscd. Notes	4.20	5/15/2047	90,000	73,674
				4,461,782
Consumer Durables & Apparel — .0%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	85,000	58,880
NIKE, Inc., Sr. Unscd. Notes	3.88	11/1/2045	250,000	194,925
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	110,000	103,598
				357,403
Consumer Staples — .2%
Avery Dennison Corp., Sr. Unscd. Notes	4.88	12/6/2028	130,000	131,324
Colgate-Palmolive Co., Sr. Unscd. Notes	3.10	8/15/2027	470,000	464,887
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	125,000	95,877
Haleon US Capital LLC, Gtd. Notes	3.38	3/24/2029	278,000	270,354
Kenvue, Inc., Gtd. Notes	4.90	3/22/2033	315,000	316,763
Kenvue, Inc., Gtd. Notes	5.00	3/22/2030	230,000	234,507
Kenvue, Inc., Gtd. Notes	5.05	3/22/2028	120,000	121,615
Kenvue, Inc., Gtd. Notes	5.10	3/22/2043	95,000	90,104
Kimberly-Clark Corp., Sr. Unscd. Notes	1.05	9/15/2027	45,000	43,191
Kimberly-Clark Corp., Sr. Unscd. Notes	3.90	5/4/2047	95,000	73,934
Kimberly-Clark Corp., Sr. Unscd. Notes	3.95	11/1/2028	210,000	208,590
The Clorox Company, Sr. Unscd. Notes(b)	1.80	5/15/2030	110,000	98,538
The Clorox Company, Sr. Unscd. Notes	3.10	10/1/2027	135,000	132,766
The Clorox Company, Sr. Unscd. Notes	4.60	5/1/2032	75,000	74,104
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	3.13	12/1/2049	60,000	38,238
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	4.38	6/15/2045	100,000	81,481
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	5.15	5/15/2053	74,000	64,956
The Procter & Gamble Company, Sr. Unscd. Notes	1.20	10/29/2030	438,000	383,853
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	150,000	134,604
The Procter & Gamble Company, Sr. Unscd. Notes	2.85	8/11/2027	150,000	147,964
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	285,000	272,756
Unilever Capital Corp., Gtd. Notes	2.13	9/6/2029	215,000	201,421
Unilever Capital Corp., Gtd. Notes	2.90	5/5/2027	160,000	158,288
Unilever Capital Corp., Gtd. Notes	4.88	9/8/2028	100,000	101,594
Unilever Capital Corp., Gtd. Notes	5.00	12/8/2033	100,000	102,157
Unilever Capital Corp., Gtd. Notes	5.90	11/15/2032	100,000	107,963
Unilever Capital Corp., Gtd. Notes, Ser. 30Y	2.63	8/12/2051	65,000	39,493
				4,191,322
Diversified Financials — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.40	10/29/2033	251,000	223,071
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.85	10/29/2041	220,000	176,753
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.88	4/1/2028	530,000	533,061
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.15	9/30/2030	438,000	459,825
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.30	6/15/2030	67,000	63,033
Air Lease Corp., Sr. Unscd. Notes(b)	2.10	9/1/2028	25,000	23,566
Air Lease Corp., Sr. Unscd. Notes	3.00	2/1/2030	30,000	27,997
Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	402,000	371,507
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	40,000	44,697
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	30,000	30,088
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	300,000	304,627
Ally Financial, Inc., Sr. Unscd. Notes	6.18	7/26/2035	100,000	101,404

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Diversified Financials — 1.1% (continued)
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	30,000	31,309
Ally Financial, Inc., Sr. Unscd. Notes	8.00	11/1/2031	220,000	244,609
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	305,000	302,749
American Express Co., Sr. Unscd. Notes	4.35	7/20/2029	100,000	99,803
American Express Co., Sr. Unscd. Notes	4.46	2/10/2032	250,000	247,329
American Express Co., Sr. Unscd. Notes	4.73	4/25/2029	100,000	100,542
American Express Co., Sr. Unscd. Notes	4.92	7/20/2033	100,000	100,237
American Express Co., Sr. Unscd. Notes	5.02	4/25/2031	150,000	152,193
American Express Co., Sr. Unscd. Notes	5.04	5/1/2034	360,000	361,343
American Express Co., Sr. Unscd. Notes	5.28	7/27/2029	45,000	45,817
American Express Co., Sr. Unscd. Notes	5.28	7/26/2035	100,000	101,204
American Express Co., Sr. Unscd. Notes	5.53	4/25/2030	225,000	231,413
American Express Co., Sr. Unscd. Notes	5.67	4/25/2036	425,000	440,935
American Express Co., Sub. Notes	5.63	7/28/2034	45,000	45,908
American Express Credit Corp., Sr. Unscd. Notes	3.30	5/3/2027	50,000	49,609
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.90	4/13/2029	100,000	103,122
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	97,250
Apollo Global Management, Inc., Gtd. Notes	6.38	11/15/2033	247,000	263,955
Ares Capital Corp., Sr. Unscd. Bonds	5.80	3/8/2032	35,000	34,750
Ares Capital Corp., Sr. Unscd. Notes	5.25	4/12/2031	85,000	82,721
Ares Management Corp., Gtd. Notes	5.60	10/11/2054	100,000	89,563
Ares Strategic Income Fund, Sr. Unscd. Notes	5.60	2/15/2030	85,000	83,470
Ares Strategic Income Fund, Sr. Unscd. Notes	5.70	3/15/2028	100,000	100,049
BGC Group, Inc., Sr. Unscd. Notes	6.60	6/10/2029	260,000	268,010
BGC Group, Inc., Sr. Unscd. Notes	8.00	5/25/2028	30,000	31,559
BlackRock, Inc., Sr. Unscd. Notes	2.40	4/30/2030	54,000	50,229
BlackRock, Inc., Sr. Unscd. Notes	3.25	4/30/2029	700,000	682,087
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.05	9/10/2030	200,000	191,582
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	50,000	48,432
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.60	11/22/2029	260,000	256,481
Blackstone Secured Lending Fund, Sr. Unscd. Notes	5.25	9/4/2029	600,000	591,451
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.65	3/15/2031	360,000	358,854
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	100,000	66,675
Capital One Financial Corp., Sr. Unscd. Notes	3.80	1/31/2028	461,000	455,866
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	200,000	193,723
Capital One Financial Corp., Sr. Unscd. Notes	5.27	5/10/2033	135,000	135,289
Capital One Financial Corp., Sr. Unscd. Notes	5.82	2/1/2034	250,000	256,779
Capital One Financial Corp., Sr. Unscd. Notes	6.38	6/8/2034	30,000	31,678
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	60,000	65,421
Capital One Financial Corp., Sr. Unscd. Notes	7.96	11/2/2034	187,000	215,695
Capital One Financial Corp., Sub. Notes	2.36	7/29/2032	199,000	171,480
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	120,000	122,191
Capital Southwest Corp., Sr. Unscd. Notes	5.95	9/18/2030	200,000	198,238
Carlyle Secured Lending, Inc., Sr. Unscd. Notes	6.75	2/18/2030	500,000	503,843
CBOE Global Markets, Inc., Sr. Unscd. Notes	1.63	12/15/2030	95,000	83,662
CI Financial Corp., Sr. Unscd. Notes	3.20	12/17/2030	725,000	649,812
CME Group, Inc., Sr. Unscd. Notes	5.30	9/15/2043	450,000	443,457
Enact Holdings, Inc., Sr. Unscd. Notes	6.25	5/28/2029	50,000	51,661
Franklin BSP Capital Corp., Sr. Unscd. Notes	7.20	6/15/2029	100,000	101,543
Goldman Sachs Private Credit Corp., Sr. Unscd. Notes(a)	6.15	6/16/2031	500,000	496,216

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Diversified Financials — 1.1% (continued)
Golub Capital Private Credit Fund, Sr. Unscd. Notes(a)	5.60	4/15/2031	50,000	48,314
Golub Capital Private Credit Fund, Sr. Unscd. Notes	5.88	5/1/2030	50,000	49,394
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.45	11/15/2030	600,000	582,544
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.95	4/14/2032	50,000	49,213
HPS Corporate Lending Fund, Sr. Unscd. Notes	6.75	1/30/2029	150,000	152,883
Intercontinental Exchange, Inc., Gtd. Notes	3.10	9/15/2027	45,000	44,303
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	100,000	72,946
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	399,000	258,468
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	9/15/2060	50,000	29,203
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.00	9/15/2027	600,000	597,980
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.25	9/21/2048	15,000	12,126
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	307,000	306,408
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.25	6/15/2031	275,000	283,431
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.25	1/15/2036	50,000	51,064
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.63	10/15/2031	250,000	218,524
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.75	10/15/2032	100,000	84,904
Jefferies Financial Group, Inc., Sr. Unscd. Notes	6.50	1/20/2043	50,000	49,468
Lazard Group LLC, Sr. Unscd. Notes	4.50	9/19/2028	10,000	9,964
LPL Holdings, Inc., Gtd. Notes	6.00	5/20/2034	50,000	51,244
LPL Holdings, Inc., Gtd. Notes	6.75	11/17/2028	295,000	308,906
Mastercard, Inc., Sr. Unscd. Notes	2.95	6/1/2029	200,000	192,917
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	48,000	46,412
Mastercard, Inc., Sr. Unscd. Notes	3.50	2/26/2028	130,000	128,734
Mastercard, Inc., Sr. Unscd. Notes	3.65	6/1/2049	325,000	240,965
Mastercard, Inc., Sr. Unscd. Notes	3.95	2/26/2048	60,000	47,371
Mastercard, Inc., Sr. Unscd. Notes	4.88	3/9/2028	115,000	116,580
Mastercard, Inc., Sr. Unscd. Notes	4.88	5/9/2034	200,000	201,513
Nasdaq, Inc., Sr. Unscd. Notes	1.65	1/15/2031	55,000	48,381
Nasdaq, Inc., Sr. Unscd. Notes	3.25	4/28/2050	140,000	93,435
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	22,000	16,236
Nasdaq, Inc., Sr. Unscd. Notes	5.55	2/15/2034	159,000	164,169
Nasdaq, Inc., Sr. Unscd. Notes	6.10	6/28/2063	50,000	50,452
Nomura Holdings, Inc., Sr. Unscd. Notes	2.61	7/14/2031	200,000	178,989
Nomura Holdings, Inc., Sr. Unscd. Notes	3.00	1/22/2032	395,000	356,223
Nomura Holdings, Inc., Sr. Unscd. Notes	6.07	7/12/2028	235,000	241,988
Nomura Holdings, Inc., Sub. Notes	5.04	6/10/2036	200,000	195,153
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	6.34	2/27/2030	50,000	49,373
Oaktree Strategic Credit Fund, Sr. Unscd. Notes	8.40	11/14/2028	50,000	52,528
ORIX Corp., Sr. Unscd. Notes	4.00	4/13/2032	65,000	62,153
ORIX Corp., Sr. Unscd. Notes	4.45	9/9/2030	200,000	198,339
ORIX Corp., Sr. Unscd. Notes	5.00	9/13/2027	65,000	65,468
Private Export Funding Corp., Govt. Gtd. Notes, Ser. PP	1.40	7/15/2028	50,000	47,175
Private Export Funding Corp., Govt. Gtd. Notes, Ser. SS	4.60	2/15/2034	250,000	252,099
Raymond James Financial, Inc., Sr. Unscd. Notes	3.75	4/1/2051	50,000	36,038
Raymond James Financial, Inc., Sr. Unscd. Notes	4.65	4/1/2030	342,000	344,224
Raymond James Financial, Inc., Sr. Unscd. Notes	4.90	9/11/2035	150,000	146,284
Raymond James Financial, Inc., Sr. Unscd. Notes	4.95	7/15/2046	33,000	29,380
Sumisho Air Lease Corp., Sr. Unscd. Notes(a)	4.50	3/24/2029	700,000	695,534
Sumisho Air Lease Corp., Sr. Unscd. Notes	4.63	10/1/2028	111,000	110,706
Synchrony Financial, Sr. Unscd. Notes	5.45	3/6/2031	100,000	100,254

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Diversified Financials — 1.1% (continued)
Synchrony Financial, Sr. Unscd. Notes	6.00	7/29/2036	50,000	49,743
The Charles Schwab Corp., Sr. Unscd. Notes	1.95	12/1/2031	200,000	174,697
The Charles Schwab Corp., Sr. Unscd. Notes	2.30	5/13/2031	247,000	222,399
The Charles Schwab Corp., Sr. Unscd. Notes	2.75	10/1/2029	159,000	150,717
The Charles Schwab Corp., Sr. Unscd. Notes	4.91	11/14/2036	200,000	194,962
The Charles Schwab Corp., Sr. Unscd. Notes	5.85	5/19/2034	165,000	172,976
The Charles Schwab Corp., Sr. Unscd. Notes	6.14	8/24/2034	25,000	26,666
The Western Union Company, Sr. Unscd. Notes	2.75	3/15/2031	70,000	63,237
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	200,000	173,471
Visa, Inc., Sr. Unscd. Notes	2.05	4/15/2030	17,000	15,653
Visa, Inc., Sr. Unscd. Notes	2.70	4/15/2040	105,000	79,567
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	173,000	131,953
Visa, Inc., Sr. Unscd. Notes	4.15	12/14/2035	174,000	166,464
Visa, Inc., Sr. Unscd. Notes	4.30	12/14/2045	102,000	86,821
Voya Financial, Inc., Gtd. Notes	4.80	6/15/2046	50,000	42,863
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	50,000	48,074
				22,062,046
Electronic Components — .1%
Allegion US Holding Co., Inc., Gtd. Notes	3.55	10/1/2027	90,000	88,825
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	115,000	102,221
Emerson Electric Co., Sr. Unscd. Notes	2.20	12/21/2031	30,000	26,652
Emerson Electric Co., Sr. Unscd. Notes	2.80	12/21/2051	80,000	49,173
Fortive Corp., Sr. Unscd. Notes	4.30	6/15/2046	53,000	42,965
Honeywell International, Inc., Sr. Unscd. Notes	1.75	9/1/2031	75,000	65,236
Honeywell International, Inc., Sr. Unscd. Notes	1.95	6/1/2030	125,000	113,384
Honeywell International, Inc., Sr. Unscd. Notes	3.81	11/21/2047	110,000	83,431
Hubbell, Inc., Sr. Unscd. Notes	3.15	8/15/2027	155,000	152,582
Jabil, Inc., Sr. Unscd. Notes	3.95	1/12/2028	10,000	9,907
Jabil, Inc., Sr. Unscd. Notes	4.25	5/15/2027	50,000	49,962
Keysight Technologies, Inc., Sr. Unscd. Notes	3.00	10/30/2029	88,000	83,782
Tyco Electronics Group SA, Gtd. Notes	3.13	8/15/2027	345,000	339,952
Vontier Corp., Gtd. Notes	2.40	4/1/2028	40,000	38,346
Vontier Corp., Gtd. Notes	2.95	4/1/2031	215,000	196,334
				1,442,752
Energy — 1.7%
APA Corp., Sr. Unscd. Notes(b)	4.25	1/15/2030	44,000	43,456
APA Corp., Sr. Unscd. Notes	5.10	9/1/2040	27,000	24,526
APA Corp., Sr. Unscd. Notes	6.00	1/15/2037	100,000	101,538
Baker Hughes Holdings LLC, Sr. Unscd. Notes	5.13	9/15/2040	34,000	32,810
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.34	12/15/2027	200,000	197,121
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Gtd. Notes	4.35	6/15/2031	600,000	592,773
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.08	12/15/2047	75,000	59,252
Boardwalk Pipelines LP, Gtd. Notes	5.38	2/15/2036	200,000	197,961
BP Capital Markets America, Inc., Gtd. Notes	1.75	8/10/2030	366,000	328,064
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	250,000	226,308
BP Capital Markets America, Inc., Gtd. Notes	2.77	11/10/2050	166,000	101,367
BP Capital Markets America, Inc., Gtd. Notes	3.38	2/8/2061	200,000	128,241
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	120,000	119,140
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	79,000	79,211
BP Capital Markets America, Inc., Gtd. Notes	4.97	10/17/2029	250,000	255,029

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Energy — 1.7% (continued)
BP Capital Markets America, Inc., Gtd. Notes	5.23	11/17/2034	200,000	203,829
BP Capital Markets PLC, Gtd. Notes	3.28	9/19/2027	460,000	454,708
Canadian Natural Resources Ltd., Sr. Unscd. Notes	2.95	7/15/2030	186,000	174,766
Canadian Natural Resources Ltd., Sr. Unscd. Notes	3.85	6/1/2027	50,000	49,733
Canadian Natural Resources Ltd., Sr. Unscd. Notes	5.00	12/15/2029	200,000	202,916
Cenovus Energy, Inc., Sr. Unscd. Notes	3.75	2/15/2052	145,000	102,326
Cenovus Energy, Inc., Sr. Unscd. Notes	5.25	6/15/2037	27,000	26,208
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	2,000	2,188
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	10,000	8,486
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	117,000	107,038
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	325,000	341,041
Chevron Corp., Sr. Unscd. Notes	2.00	5/11/2027	275,000	269,620
Chevron Corp., Sr. Unscd. Notes	2.24	5/11/2030	40,000	36,965
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	175,000	117,055
Chevron USA, Inc., Gtd. Notes	3.25	10/15/2029	165,000	159,881
Chevron USA, Inc., Gtd. Notes	3.95	8/13/2027	200,000	199,956
Chevron USA, Inc., Gtd. Notes	4.05	8/13/2028	200,000	199,781
Chevron USA, Inc., Gtd. Notes	5.25	11/15/2043	85,000	83,886
ConocoPhillips, Gtd. Notes	4.88	10/1/2047	65,000	57,272
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	290,000	234,710
ConocoPhillips Co., Gtd. Notes	4.03	3/15/2062	311,000	223,679
ConocoPhillips Co., Gtd. Notes	5.55	3/15/2054	298,000	285,867
ConocoPhillips Co., Gtd. Notes	5.65	1/15/2065	300,000	286,481
Coterra Energy, Inc., Sr. Unscd. Notes	3.90	5/15/2027	138,000	137,333
DCP Midstream Operating LP, Gtd. Notes	5.60	4/1/2044	56,000	53,040
DCP Midstream Operating LP, Gtd. Notes	5.63	7/15/2027	120,000	121,158
Devon Energy Corp., Sr. Unscd. Notes	4.50	1/15/2030	254,000	253,040
Devon Energy Corp., Sr. Unscd. Notes	4.75	5/15/2042	75,000	65,975
Devon Energy Corp., Sr. Unscd. Notes	5.25	10/15/2027	30,000	30,007
Devon Energy Corp., Sr. Unscd. Notes	5.60	7/15/2041	145,000	141,256
Devon Energy Corp., Sr. Unscd. Notes	5.75	9/15/2054	250,000	235,688
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	71,000	68,628
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	300,000	306,232
Diamondback Energy, Inc., Gtd. Notes	6.25	3/15/2033	47,000	50,348
Eastern Gas Transmission & Storage, Inc., Sr. Unscd. Notes	4.80	11/1/2043	40,000	34,791
Enbridge Energy Partners LP, Gtd. Notes	5.50	9/15/2040	60,000	58,600
Enbridge, Inc., Gtd. Notes	4.00	11/15/2049	200,000	150,447
Enbridge, Inc., Gtd. Notes	5.50	12/1/2046	5,000	4,753
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	500,000	518,174
Enbridge, Inc., Sub. Notes	7.38	3/15/2055	100,000	105,806
Energy Transfer LP, Gtd. Notes	5.35	5/15/2045	59,000	52,877
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	223,000	225,024
Energy Transfer LP, Sr. Unscd. Notes	4.90	3/15/2035	98,000	95,289
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	325,000	328,023
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	125,000	104,217
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/1/2044	100,000	89,881
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/15/2047	50,000	44,098
Energy Transfer LP, Sr. Unscd. Notes	5.40	10/1/2047	105,000	93,709
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	100,000	101,999
Energy Transfer LP, Sr. Unscd. Notes	5.60	9/1/2034	100,000	102,026

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Energy — 1.7% (continued)
Energy Transfer LP, Sr. Unscd. Notes	5.95	10/1/2043	25,000	24,306
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	10,000	10,372
Energy Transfer LP, Sr. Unscd. Notes	6.20	4/1/2055	200,000	194,450
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	165,000	162,300
Energy Transfer LP, Sr. Unscd. Notes	6.40	12/1/2030	20,000	21,356
Energy Transfer LP, Sr. Unscd. Notes	6.50	2/1/2042	810,000	844,538
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	60,000	65,002
Energy Transfer LP, Sr. Unscd. Notes, Ser. 20Y	5.80	6/15/2038	105,000	106,801
ENI USA, Inc., Gtd. Debs.	7.30	11/15/2027	10,000	10,425
Enterprise Products Operating LLC, Gtd. Bonds	6.45	9/1/2040	55,000	60,599
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	50,000	47,246
Enterprise Products Operating LLC, Gtd. Notes	3.20	2/15/2052	23,000	15,051
Enterprise Products Operating LLC, Gtd. Notes	3.70	1/31/2051	120,000	87,172
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	107,000	77,450
Enterprise Products Operating LLC, Gtd. Notes	4.15	10/16/2028	70,000	69,898
Enterprise Products Operating LLC, Gtd. Notes	4.20	1/31/2050	50,000	39,882
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	260,000	210,678
Enterprise Products Operating LLC, Gtd. Notes	4.45	2/15/2043	40,000	34,810
Enterprise Products Operating LLC, Gtd. Notes	4.80	2/1/2049	328,000	285,911
Enterprise Products Operating LLC, Gtd. Notes	4.85	8/15/2042	225,000	205,798
Enterprise Products Operating LLC, Gtd. Notes	4.85	3/15/2044	40,000	36,332
Enterprise Products Operating LLC, Gtd. Notes	4.95	2/15/2035	352,000	351,629
Enterprise Products Operating LLC, Gtd. Notes	5.10	2/15/2045	95,000	88,139
Enterprise Products Operating LLC, Gtd. Notes	5.95	2/1/2041	134,000	140,263
Enterprise Products Operating LLC, Gtd. Notes, Ser. D	6.88	3/1/2033	329,000	367,913
EOG Resources, Inc., Sr. Unscd. Notes	4.40	1/15/2031	200,000	198,542
EOG Resources, Inc., Sr. Unscd. Notes	4.95	4/15/2050	115,000	101,867
EOG Resources, Inc., Sr. Unscd. Notes	5.00	7/15/2032	100,000	101,351
EOG Resources, Inc., Sr. Unscd. Notes	5.65	12/1/2054	200,000	193,990
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	45,000	44,531
EQT Corp., Sr. Unscd. Notes	5.00	1/15/2029	262,000	264,159
EQT Corp., Sr. Unscd. Notes	7.00	2/1/2030	286,000	305,645
Equinor ASA, Gtd. Debs.	7.25	9/23/2027	7,000	7,287
Exxon Mobil Corp., Sr. Unscd. Notes	2.44	8/16/2029	189,000	179,557
Exxon Mobil Corp., Sr. Unscd. Notes	2.61	10/15/2030	94,000	87,865
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	217,000	146,658
Exxon Mobil Corp., Sr. Unscd. Notes	3.45	4/15/2051	313,000	222,745
Exxon Mobil Corp., Sr. Unscd. Notes	3.48	3/19/2030	243,000	236,360
Exxon Mobil Corp., Sr. Unscd. Notes	4.23	3/19/2040	129,000	116,596
Exxon Mobil Corp., Sr. Unscd. Notes	4.33	3/19/2050	180,000	149,645
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	700,000	823,156
Halliburton Co., Sr. Unscd. Notes	4.50	11/15/2041	25,000	21,680
Halliburton Co., Sr. Unscd. Notes	4.75	8/1/2043	55,000	48,311
Halliburton Co., Sr. Unscd. Notes	4.85	11/15/2035	261,000	255,010
Helmerich & Payne, Inc., Gtd. Notes	4.65	12/1/2027	50,000	50,086
Helmerich & Payne, Inc., Sr. Unscd. Notes	4.85	12/1/2029	200,000	200,009
Hess Corp., Sr. Unscd. Bonds	7.88	10/1/2029	345,000	382,670
Hess Corp., Sr. Unscd. Notes	7.13	3/15/2033	20,000	22,707
HF Sinclair Corp., Sr. Unscd. Notes	5.00	2/1/2028	200,000	199,661
HF Sinclair Corp., Sr. Unscd. Notes	5.75	1/15/2031	50,000	51,209

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Energy — 1.7% (continued)
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	110,000	98,899
Kinder Morgan Energy Partners LP, Gtd. Notes	5.40	9/1/2044	100,000	93,320
Kinder Morgan Energy Partners LP, Gtd. Notes	5.50	3/1/2044	200,000	189,295
Kinder Morgan Energy Partners LP, Gtd. Notes	6.38	3/1/2041	50,000	52,762
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	553,000	618,203
Kinder Morgan Energy Partners LP, Gtd. Notes	7.40	3/15/2031	55,000	61,435
Kinder Morgan Energy Partners LP, Gtd. Notes	7.75	3/15/2032	50,000	57,066
Kinder Morgan, Inc., Gtd. Notes	3.25	8/1/2050	95,000	61,851
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	220,000	152,150
Kinder Morgan, Inc., Gtd. Notes	4.80	2/1/2033	60,000	59,522
Kinder Morgan, Inc., Gtd. Notes	5.45	8/1/2052	45,000	41,449
Kinder Morgan, Inc., Gtd. Notes	5.55	6/1/2045	125,000	119,199
Kinder Morgan, Inc., Sr. Unscd. Notes	5.40	2/1/2034	250,000	255,778
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	88,000	86,967
Marathon Petroleum Corp., Sr. Unscd. Notes	4.50	4/1/2048	90,000	71,260
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	50,000	42,838
Marathon Petroleum Corp., Sr. Unscd. Notes	6.50	3/1/2041	30,000	32,118
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	200,000	184,553
MPLX LP, Sr. Unscd. Notes	4.00	3/15/2028	150,000	148,837
MPLX LP, Sr. Unscd. Notes	4.70	4/15/2048	20,000	16,356
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	55,000	44,653
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	115,000	115,000
MPLX LP, Sr. Unscd. Notes	4.95	3/14/2052	100,000	83,137
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	362,000	360,118
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	50,000	44,090
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	150,000	132,111
MPLX LP, Sr. Unscd. Notes	5.40	9/15/2035	270,000	269,410
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	70,000	63,566
MPLX LP, Sr. Unscd. Notes	5.65	3/1/2053	50,000	45,785
NOV, Inc., Sr. Unscd. Notes	3.60	12/1/2029	95,000	91,887
Occidental Petroleum Corp., Sr. Unscd. Notes	6.20	3/15/2040	200,000	206,687
Occidental Petroleum Corp., Sr. Unscd. Notes	6.60	3/15/2046	90,000	93,940
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	79,000	84,350
Occidental Petroleum Corp., Sr. Unscd. Notes	7.88	9/15/2031	392,000	445,549
Occidental Petroleum Corp., Sr. Unscd. Notes	8.88	7/15/2030	50,000	56,931
ONEOK Partners LP, Gtd. Notes	6.20	9/15/2043	15,000	14,980
ONEOK, Inc., Gtd. Bonds	4.25	9/15/2046	60,000	46,043
ONEOK, Inc., Gtd. Notes	4.20	10/3/2047	150,000	112,860
ONEOK, Inc., Gtd. Notes	5.15	10/15/2043	460,000	406,597
ONEOK, Inc., Gtd. Notes	5.20	7/15/2048	75,000	65,819
ONEOK, Inc., Gtd. Notes	5.38	6/1/2029	65,000	66,267
ONEOK, Inc., Gtd. Notes	5.40	10/15/2035	200,000	199,862
ONEOK, Inc., Gtd. Notes	5.45	6/1/2047	200,000	180,759
ONEOK, Inc., Gtd. Notes	5.70	11/1/2054	250,000	227,901
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	105,119
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	98,405
Ovintiv, Inc., Gtd. Bonds	7.20	11/1/2031	50,000	55,086
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	320,000	338,852
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	7.15	10/1/2033	60,000	65,010
Phillips 66 Co., Gtd. Notes	3.30	3/15/2052	75,000	48,502

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Energy — 1.7% (continued)
Phillips 66 Co., Gtd. Notes	4.68	2/15/2045	325,000	275,726
Phillips 66 Co., Gtd. Notes	4.90	10/1/2046	10,000	8,685
Phillips 66 Co., Gtd. Notes	5.50	3/15/2055	110,000	101,016
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	560,000	561,542
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.90	8/15/2030	610,000	550,997
Pioneer Natural Resources Co., Sr. Unscd. Notes	2.15	1/15/2031	101,000	91,236
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	200,000	173,296
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	5.15	6/1/2042	40,000	35,998
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.20	3/15/2028	100,000	99,550
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.90	9/15/2037	157,643	164,857
Shell Finance US, Inc., Gtd. Notes(a)	3.00	11/26/2051	235,000	150,224
Shell Finance US, Inc., Gtd. Notes(a)	3.13	11/7/2049	110,000	72,818
Shell Finance US, Inc., Gtd. Notes	3.75	9/12/2046	35,000	26,763
Shell Finance US, Inc., Gtd. Notes(a)	3.88	11/13/2028	214,000	212,445
Shell Finance US, Inc., Gtd. Notes	4.00	5/10/2046	746,000	593,505
Shell Finance US, Inc., Gtd. Notes	4.13	11/6/2030	200,000	197,670
Shell Finance US, Inc., Gtd. Notes	4.38	5/11/2045	160,000	135,405
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	196,377
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.58	10/1/2034	100,000	99,620
Spectra Energy Partners LP, Gtd. Notes	4.50	3/15/2045	195,000	163,971
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	180,000	135,959
Suncor Energy, Inc., Sr. Unscd. Notes	6.80	5/15/2038	39,000	42,604
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	180,000	190,329
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	50,000	52,097
Targa Resources Corp., Gtd. Notes	6.50	3/30/2034	85,000	92,212
Targa Resources Corp., Gtd. Notes	6.50	2/15/2053	195,000	201,294
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	250,000	249,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	50,000	50,607
TC PipeLines LP, Sr. Unscd. Notes	3.90	5/25/2027	682,000	677,374
Texas Eastern Transmission LP, Sr. Unscd. Notes	7.00	7/15/2032	25,000	27,763
The Williams Companies, Inc., Sr. Unscd. Notes	2.60	3/15/2031	175,000	158,848
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	65,000	44,119
The Williams Companies, Inc., Sr. Unscd. Notes	4.65	8/15/2032	100,000	98,883
The Williams Companies, Inc., Sr. Unscd. Notes	4.80	11/15/2029	35,000	35,339
The Williams Companies, Inc., Sr. Unscd. Notes	4.85	3/1/2048	207,000	177,483
The Williams Companies, Inc., Sr. Unscd. Notes	4.90	1/15/2045	50,000	43,907
The Williams Companies, Inc., Sr. Unscd. Notes	5.10	9/15/2045	175,000	158,505
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,893
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2052	105,000	94,828
The Williams Companies, Inc., Sr. Unscd. Notes	5.65	3/15/2033	10,000	10,349
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	389,000	411,536
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	185,000	175,547
TotalEnergies Capital International SA, Gtd. Notes	2.99	6/29/2041	230,000	172,251
TotalEnergies Capital International SA, Gtd. Notes	3.13	5/29/2050	100,000	66,298
TotalEnergies Capital International SA, Gtd. Notes	3.39	6/29/2060	50,000	32,177
TotalEnergies Capital SA, Gtd. Notes	4.72	9/10/2034	100,000	99,401
TotalEnergies Capital SA, Gtd. Notes	5.15	4/5/2034	500,000	510,757
TotalEnergies Capital SA, Gtd. Notes	5.43	9/10/2064	100,000	93,059

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Energy — 1.7% (continued)
TransCanada PipeLines Ltd., Sr. Unscd. Bonds	6.10	6/1/2040	25,000	25,966
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.10	4/15/2030	225,000	220,584
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.25	5/15/2028	161,000	160,363
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.10	3/15/2049	230,000	212,667
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.85	3/15/2036	50,000	51,836
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.00	3/15/2028	53,000	52,612
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.45	8/1/2042	40,000	34,407
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	207,000	187,103
Valero Energy Corp., Sr. Unscd. Notes	3.65	12/1/2051	80,000	54,793
Valero Energy Corp., Sr. Unscd. Notes	4.35	6/1/2028	250,000	249,959
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	36,000	39,468
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	200,000	200,076
Western Midstream Operating LP, Sr. Unscd. Notes	4.05	2/1/2030	50,000	48,667
Western Midstream Operating LP, Sr. Unscd. Notes	5.25	2/1/2050	60,000	50,775
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	8/15/2048	50,000	43,390
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	154,000	161,401
Woodside Finance Ltd., Gtd. Notes	5.70	5/19/2032	100,000	103,787
Woodside Finance Ltd., Gtd. Notes	5.70	9/12/2054	200,000	186,659
				34,671,743
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	2.30	3/1/2030	50,000	46,178
Republic Services, Inc., Sr. Unscd. Notes	3.38	11/15/2027	33,000	32,628
Republic Services, Inc., Sr. Unscd. Notes	4.88	4/1/2029	100,000	101,470
Republic Services, Inc., Sr. Unscd. Notes	5.00	11/15/2029	324,000	330,545
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	55,000	55,451
Republic Services, Inc., Sr. Unscd. Notes	5.20	11/15/2034	5,000	5,099
Veralto Corp., Gtd. Notes	5.35	9/18/2028	15,000	15,280
Veralto Corp., Gtd. Notes	5.45	9/18/2033	125,000	127,947
Waste Connections, Inc., Sr. Unscd. Notes	4.20	1/15/2033	200,000	192,787
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	91,000	91,426
Waste Management, Inc., Gtd. Notes	1.15	3/15/2028	311,000	294,207
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	74,000	69,060
Waste Management, Inc., Gtd. Notes	2.50	11/15/2050	20,000	11,884
Waste Management, Inc., Gtd. Notes	3.88	1/15/2029	100,000	98,955
Waste Management, Inc., Gtd. Notes	4.15	4/15/2032	46,000	45,086
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	80,650
Waste Management, Inc., Gtd. Notes	4.88	2/15/2029	100,000	101,537
Waste Management, Inc., Gtd. Notes	4.95	3/15/2035	44,000	44,015
Waste Management, Inc., Gtd. Notes	5.35	10/15/2054	85,000	80,905
				1,825,110
Financials — .0%
Brookfield Capital Finance LLC, Gtd. Notes	6.09	6/14/2033	10,000	10,496
Brookfield Finance LLC/Brookfield Finance, Inc., Gtd. Notes	3.45	4/15/2050	280,000	184,863
Brookfield Finance, Inc., Gtd. Notes	3.63	2/15/2052	50,000	33,866
Brookfield Finance, Inc., Gtd. Notes	5.68	1/15/2035	275,000	279,369
KKR & Co., Inc., Gtd. Notes	5.10	8/7/2035	100,000	97,285
The Carlyle Group, Inc., Gtd. Notes(b)	5.05	9/19/2035	150,000	145,254
				751,133
Food Products — .4%
Ahold Finance USA LLC, Gtd. Notes	6.88	5/1/2029	25,000	26,612

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Food Products — .4% (continued)
Conagra Brands, Inc., Sr. Unscd. Notes(b)	5.00	8/1/2030	100,000	100,113
Conagra Brands, Inc., Sr. Unscd. Notes(b)	5.40	11/1/2048	125,000	106,666
Flowers Foods, Inc., Sr. Unscd. Notes	6.20	3/15/2055	210,000	176,312
General Mills, Inc., Sr. Unscd. Notes	4.20	4/17/2028	225,000	223,819
General Mills, Inc., Sr. Unscd. Notes	4.88	1/30/2030	755,000	760,614
General Mills, Inc., Sr. Unscd. Notes(b)	5.25	1/30/2035	280,000	278,595
General Mills, Inc., Sr. Unscd. Notes	5.50	10/17/2028	18,000	18,417
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	40,000	36,019
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Gtd. Notes	5.50	1/15/2036	600,000	598,033
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	5.75	4/1/2033	123,000	126,634
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	7.25	11/15/2053	300,000	326,112
Kellanova, Sr. Unscd. Notes(b)	2.10	6/1/2030	25,000	22,775
Kellanova, Sr. Unscd. Notes	4.30	5/15/2028	77,000	77,054
Kellanova, Sr. Unscd. Notes	4.50	4/1/2046	30,000	25,540
Kellanova, Sr. Unscd. Notes	5.25	3/1/2033	60,000	61,319
Kraft Heinz Foods Co., Gtd. Notes	3.88	5/15/2027	110,000	109,483
Kraft Heinz Foods Co., Gtd. Notes	4.25	3/1/2031	146,000	143,283
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	194,000	151,930
Kraft Heinz Foods Co., Gtd. Notes	4.88	10/1/2049	85,000	69,617
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	65,000	57,386
Kraft Heinz Foods Co., Gtd. Notes	5.20	7/15/2045	350,000	306,393
Kraft Heinz Foods Co., Gtd. Notes	6.88	1/26/2039	195,000	211,907
McCormick & Co., Inc., Sr. Unscd. Notes	1.85	2/15/2031	15,000	13,148
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	350,000	327,039
Pilgrim’s Pride Corp., Gtd. Notes	3.50	3/1/2032	560,000	511,560
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	24,000	25,201
Sysco Corp., Gtd. Notes	3.30	2/15/2050	36,000	23,553
Sysco Corp., Gtd. Notes	4.50	4/1/2046	50,000	40,586
Sysco Corp., Gtd. Notes	4.85	10/1/2045	205,000	175,062
Sysco Corp., Gtd. Notes	5.75	1/17/2029	50,000	51,436
Sysco Corp., Gtd. Notes	5.95	4/1/2030	52,000	54,091
Sysco Corp., Gtd. Notes	6.00	1/17/2034	52,000	54,733
Sysco Corp., Gtd. Notes	6.60	4/1/2050	20,000	20,859
The Campbell’s Comapny, Sr. Unscd. Notes	5.20	3/21/2029	400,000	404,172
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	150,000	145,778
The Hershey Company, Sr. Unscd. Notes	1.70	6/1/2030	50,000	44,949
The Hershey Company, Sr. Unscd. Notes	4.25	5/4/2028	90,000	90,180
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	201,546
The Hershey Company, Sr. Unscd. Notes	4.75	2/24/2030	200,000	202,817
The Hershey Company, Sr. Unscd. Notes	5.10	2/24/2035	100,000	102,105
The J.M. Smucker Company, Sr. Unscd. Notes	2.38	3/15/2030	89,000	82,139
The J.M. Smucker Company, Sr. Unscd. Notes	5.90	11/15/2028	85,000	87,948
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2043	15,000	15,706
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	175,000	153,498
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	124,000	123,052
The Kroger Company, Sr. Unscd. Notes	3.95	1/15/2050	175,000	130,027
The Kroger Company, Sr. Unscd. Notes	4.45	2/1/2047	115,000	93,969

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Food Products — .4% (continued)
The Kroger Company, Sr. Unscd. Notes	5.50	9/15/2054	335,000	310,382
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	34,000	31,267
Tyson Foods, Inc., Sr. Unscd. Notes	3.55	6/2/2027	275,000	272,643
Tyson Foods, Inc., Sr. Unscd. Notes	4.35	3/1/2029	138,000	137,554
Tyson Foods, Inc., Sr. Unscd. Notes	5.10	9/28/2048	105,000	94,916
				8,036,549
Forest Products & Paper — .0%
Celulosa Arauco y Constitucion SA, Sr. Unscd. Notes	5.50	11/2/2047	115,000	101,867
International Paper Co., Sr. Unscd. Notes	4.80	6/15/2044	113,000	96,353
International Paper Co., Sr. Unscd. Notes	5.00	9/15/2035	200,000	195,580
Suzano Austria GmbH, Gtd. Notes	3.13	1/15/2032	170,000	151,350
Suzano Austria GmbH, Gtd. Notes	5.00	1/15/2030	187,000	185,921
Suzano Austria GmbH, Gtd. Notes	6.00	1/15/2029	35,000	35,837
Suzano Netherlands BV, Gtd. Notes	5.50	1/15/2036	65,000	63,645
				830,553
Health Care — 2.6%
Abbott Laboratories, Sr. Unscd. Notes	1.15	1/30/2028	123,000	116,913
Abbott Laboratories, Sr. Unscd. Notes	4.65	3/15/2036	1,200,000	1,166,477
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	457,000	416,199
Abbott Laboratories, Sr. Unscd. Notes	6.00	4/1/2039	25,000	26,811
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	145,000	139,461
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	177,000	155,141
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	100,000	100,186
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	806,000	650,835
AbbVie, Inc., Sr. Unscd. Notes	4.30	5/14/2036	512,000	483,294
AbbVie, Inc., Sr. Unscd. Notes	4.50	5/14/2035	157,000	151,499
AbbVie, Inc., Sr. Unscd. Notes	4.70	5/14/2045	269,000	237,604
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	120,000	106,579
AbbVie, Inc., Sr. Unscd. Notes	4.95	3/15/2031	610,000	622,353
AbbVie, Inc., Sr. Unscd. Notes	5.20	3/15/2035	200,000	203,144
AbbVie, Inc., Sr. Unscd. Notes	5.35	3/15/2044	45,000	43,524
AbbVie, Inc., Sr. Unscd. Notes	5.60	3/15/2055	250,000	244,342
Adventist Health System, Bonds	3.63	3/1/2049	207,000	140,140
Advocate Health & Hospitals Corp., Sr. Unscd. Bonds	3.83	8/15/2028	50,000	49,584
Advocate Health & Hospitals Corp., Unscd. Notes, Ser. 2020	2.21	6/15/2030	18,000	16,480
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	35,000	29,497
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	295,000	318,817
Agilent Technologies, Inc., Sr. Unscd. Notes	2.30	3/12/2031	47,000	42,186
Agilent Technologies, Inc., Sr. Unscd. Notes	2.75	9/15/2029	100,000	94,766
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	215,000	131,091
Allina Health System, Unscd. Bonds, Ser. 2019	3.89	4/15/2049	315,000	239,552
Amgen, Inc., Sr. Unscd. Notes	2.00	1/15/2032	250,000	216,262
Amgen, Inc., Sr. Unscd. Notes	3.00	2/22/2029	180,000	173,851
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000	127,617
Amgen, Inc., Sr. Unscd. Notes	3.35	2/22/2032	135,000	125,737
Amgen, Inc., Sr. Unscd. Notes	4.05	8/18/2029	285,000	282,126
Amgen, Inc., Sr. Unscd. Notes	4.20	2/19/2031	200,000	197,216
Amgen, Inc., Sr. Unscd. Notes	4.20	3/1/2033	286,000	275,628
Amgen, Inc., Sr. Unscd. Notes	4.40	5/1/2045	75,000	63,188
Amgen, Inc., Sr. Unscd. Notes	4.56	6/15/2048	198,000	165,054

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	93,000	77,652
Amgen, Inc., Sr. Unscd. Notes	5.15	3/2/2028	240,000	243,311
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	197,000	202,005
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	612,000	602,266
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	415,000	398,529
Amgen, Inc., Sr. Unscd. Notes	5.75	3/2/2063	115,000	109,736
Ascension Health, Sr. Unscd. Bonds, Ser. B	2.53	11/15/2029	45,000	42,310
Ascension Health, Sr. Unscd. Notes	3.95	11/15/2046	66,000	52,248
Ascension Health, Unscd. Notes	4.85	11/15/2053	25,000	22,104
Astrazeneca Finance LLC, Gtd. Notes	4.60	3/2/2036	900,000	876,959
AstraZeneca Finance LLC, Gtd. Notes	1.75	5/28/2028	160,000	152,428
AstraZeneca Finance LLC, Gtd. Notes	4.85	2/26/2029	400,000	406,283
AstraZeneca Finance LLC, Gtd. Notes	4.88	3/3/2028	175,000	177,441
AstraZeneca PLC, Sr. Unscd. Notes	3.13	6/12/2027	118,000	116,932
AstraZeneca PLC, Sr. Unscd. Notes	4.00	9/18/2042	50,000	41,951
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	90,000	77,506
Baxter International, Inc., Sr. Unscd. Notes	2.27	12/1/2028	30,000	28,067
Baxter International, Inc., Sr. Unscd. Notes	2.54	2/1/2032	125,000	106,211
Baxter International, Inc., Sr. Unscd. Notes	3.13	12/1/2051	65,000	37,394
Baxter International, Inc., Sr. Unscd. Notes	5.65	12/15/2035	400,000	393,104
Baylor Scott & White Holdings, Unscd. Bonds, Ser. 2021	2.84	11/15/2050	50,000	31,251
Becton, Dickinson & Co., Sr. Unscd. Notes	1.96	2/11/2031	120,000	106,006
Becton, Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	120,000	112,168
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	319,000	320,166
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	75,000	68,647
Biogen, Inc., Sr. Unscd. Notes	3.15	5/1/2050	183,000	116,162
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	66,000	61,477
Bon Secours Mercy Health, Inc., Scd. Notes	3.46	6/1/2030	170,000	164,803
Boston Scientific Corp., Sr. Unscd. Notes	2.65	6/1/2030	25,000	23,283
Boston Scientific Corp., Sr. Unscd. Notes	4.70	3/1/2049	80,000	69,922
Bristol-Myers Squibb Co., Sr. Unscd. Notes	1.13	11/13/2027	150,000	143,539
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	20,000	13,972
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	50,000	45,849
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	100,000	97,284
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	510,000	402,254
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.70	3/15/2052	245,000	176,377
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.25	10/26/2049	365,000	292,142
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	100,000	82,302
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	28,000	23,628
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.10	2/22/2031	200,000	205,261
Cardinal Health, Inc., Sr. Unscd. Notes	4.50	11/15/2044	120,000	100,027
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	25,000	21,498
Cardinal Health, Inc., Sr. Unscd. Notes	4.90	9/15/2045	90,000	78,889
Cardinal Health, Inc., Sr. Unscd. Notes	5.15	9/15/2035	100,000	99,359
Cardinal Health, Inc., Sr. Unscd. Notes	5.35	11/15/2034	200,000	202,349
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	75,000	70,053
Cencora, Inc., Sr. Unscd. Notes	3.45	12/15/2027	150,000	147,709
Cencora, Inc., Sr. Unscd. Notes	4.30	12/15/2047	50,000	40,866
Children’s Hospital, Unscd. Bonds, Ser. 2020	2.93	7/15/2050	50,000	31,925
City of Hope, Sr. Scd. Notes, Ser. 2013	5.62	11/15/2043	135,000	130,772

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	227,000	209,469
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	60,000	57,445
CommonSpirit Health, Sr. Scd. Bonds	3.91	10/1/2050	95,000	69,650
CommonSpirit Health, Sr. Scd. Bonds	4.19	10/1/2049	410,000	317,133
CommonSpirit Health, Sr. Scd. Notes	6.46	11/1/2052	50,000	53,277
Community Health Network, Inc., Unscd. Bonds, Ser. 20A	3.10	5/1/2050	65,000	40,943
Corewell Health Obligated Group, Sr. Unscd. Bonds, Ser. 19A	3.49	7/15/2049	135,000	95,560
Cottage Health Obligated Group, Scd. Bonds, Ser. 2020	3.30	11/1/2049	275,000	188,175
CVS Health Corp., Sr. Unscd. Notes	1.88	2/28/2031	70,000	61,369
CVS Health Corp., Sr. Unscd. Notes	2.13	9/15/2031	550,000	479,673
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	362,000	347,407
CVS Health Corp., Sr. Unscd. Notes	3.75	4/1/2030	15,000	14,531
CVS Health Corp., Sr. Unscd. Notes	4.13	4/1/2040	9,000	7,574
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	65,000	64,778
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	125,000	107,806
CVS Health Corp., Sr. Unscd. Notes	5.13	2/21/2030	50,000	50,828
CVS Health Corp., Sr. Unscd. Notes	5.13	7/20/2045	353,000	311,738
CVS Health Corp., Sr. Unscd. Notes	5.25	1/30/2031	204,000	208,174
CVS Health Corp., Sr. Unscd. Notes	5.30	6/1/2033	870,000	881,029
CVS Health Corp., Sr. Unscd. Notes	5.45	9/15/2035	200,000	201,595
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	25,000	23,747
CVS Health Corp., Sr. Unscd. Notes	6.00	6/1/2044	500,000	493,149
CVS Health Corp., Sr. Unscd. Notes	6.25	9/15/2065	100,000	98,011
Danaher Corp., Sr. Unscd. Notes	2.80	12/10/2051	95,000	58,237
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	65,000	55,324
DENTSPLY SIRONA, Inc., Sr. Unscd. Notes	3.25	6/1/2030	50,000	46,274
DH Europe Finance II Sarl, Gtd. Notes	3.25	11/15/2039	129,000	103,616
Dignity Health, Unscd. Bonds	4.50	11/1/2042	45,000	38,618
Edwards Lifesciences Corp., Sr. Unscd. Notes	4.30	6/15/2028	338,000	337,177
Elevance Health, Inc., Sr. Unscd. Notes	2.55	3/15/2031	70,000	63,536
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	185,000	128,812
Elevance Health, Inc., Sr. Unscd. Notes	4.10	3/1/2028	208,000	206,889
Elevance Health, Inc., Sr. Unscd. Notes	4.38	12/1/2047	428,000	345,875
Elevance Health, Inc., Sr. Unscd. Notes	4.55	3/1/2048	388,000	321,401
Elevance Health, Inc., Sr. Unscd. Notes	4.65	8/15/2044	89,000	76,605
Elevance Health, Inc., Sr. Unscd. Notes	4.75	2/15/2033	550,000	543,374
Elevance Health, Inc., Sr. Unscd. Notes	5.50	10/15/2032	100,000	103,047
Elevance Health, Inc., Sr. Unscd. Notes	5.85	11/1/2064	45,000	43,105
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	43,000	22,740
Eli Lilly & Co., Sr. Unscd. Notes	3.38	3/15/2029	165,000	161,483
Eli Lilly & Co., Sr. Unscd. Notes	4.00	10/15/2028	100,000	99,801
Eli Lilly & Co., Sr. Unscd. Notes	4.70	2/9/2034	550,000	547,838
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	310,000	315,067
Eli Lilly & Co., Sr. Unscd. Notes(b)	4.90	10/15/2035	100,000	99,836
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/12/2035	500,000	508,625
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/9/2064	200,000	178,781
Eli Lilly & Co., Sr. Unscd. Notes	5.55	10/15/2055	100,000	98,019
Eli Lilly & Co., Sr. Unscd. Notes	5.65	10/15/2065	100,000	97,651
GE HealthCare Technologies, Inc., Gtd. Notes	5.65	11/15/2027	165,000	167,972
GE HealthCare Technologies, Inc., Gtd. Notes	5.86	3/15/2030	270,000	281,222

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
Gilead Sciences, Inc., Sr. Unscd. Notes	1.65	10/1/2030	25,000	22,249
Gilead Sciences, Inc., Sr. Unscd. Notes	2.60	10/1/2040	860,000	621,335
Gilead Sciences, Inc., Sr. Unscd. Notes	2.80	10/1/2050	75,000	46,307
Gilead Sciences, Inc., Sr. Unscd. Notes	4.50	2/1/2045	35,000	30,111
Gilead Sciences, Inc., Sr. Unscd. Notes	4.80	11/15/2029	100,000	101,658
Gilead Sciences, Inc., Sr. Unscd. Notes	5.10	6/15/2035	111,000	111,855
Gilead Sciences, Inc., Sr. Unscd. Notes	5.55	10/15/2053	80,000	77,247
Gilead Sciences, Inc., Sr. Unscd. Notes	5.65	12/1/2041	510,000	516,734
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	143,000	158,360
GlaxoSmithKline Capital, Inc., Gtd. Notes	5.38	4/15/2034	200,000	207,292
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.68	9/1/2041	25,000	17,688
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.88	9/1/2050	55,000	34,077
HCA, Inc., Gtd. Notes	3.38	3/15/2029	350,000	339,089
HCA, Inc., Gtd. Notes	3.63	3/15/2032	270,000	251,856
HCA, Inc., Gtd. Notes	4.13	6/15/2029	150,000	147,916
HCA, Inc., Gtd. Notes	4.30	11/15/2030	315,000	309,392
HCA, Inc., Gtd. Notes	4.38	3/15/2042	73,000	61,081
HCA, Inc., Gtd. Notes	4.63	3/15/2052	85,000	67,596
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	203,770
HCA, Inc., Gtd. Notes	5.25	6/15/2049	684,000	603,454
HCA, Inc., Gtd. Notes	5.50	3/1/2032	144,000	147,522
HCA, Inc., Gtd. Notes	5.50	6/1/2033	305,000	311,608
HCA, Inc., Gtd. Notes	5.63	9/1/2028	101,000	102,970
HCA, Inc., Gtd. Notes	5.88	2/1/2029	86,000	88,375
HCA, Inc., Gtd. Notes	6.20	3/1/2055	110,000	108,974
Humana, Inc., Sr. Unscd. Notes	3.13	8/15/2029	115,000	109,892
Humana, Inc., Sr. Unscd. Notes(b)	3.70	3/23/2029	74,000	72,102
Humana, Inc., Sr. Unscd. Notes	4.63	12/1/2042	28,000	23,045
Humana, Inc., Sr. Unscd. Notes	5.50	3/15/2053	56,000	48,871
Humana, Inc., Sr. Unscd. Notes	5.75	12/1/2028	50,000	51,205
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	300,000	271,312
Illumina, Inc., Sr. Unscd. Notes	2.55	3/23/2031	150,000	135,090
Illumina, Inc., Sr. Unscd. Notes	4.75	12/12/2030	400,000	397,963
Indiana University Health, Inc. Obligated Group, Scd. Notes	3.97	11/1/2048	237,000	185,906
Integris Baptist Medical Center, Inc., Sr. Scd. Bonds, Ser. A	3.88	8/15/2050	25,000	18,147
Iowa Health System, Unscd. Bonds, Ser. 2020	3.67	2/15/2050	100,000	74,278
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	85,000	64,039
Johnson & Johnson, Sr. Unscd. Notes	3.63	3/3/2037	135,000	120,952
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/2046	257,000	203,856
Johnson & Johnson, Sr. Unscd. Notes	4.38	12/5/2033	250,000	249,682
Johnson & Johnson, Sr. Unscd. Notes	4.80	6/1/2029	40,000	40,903
Johnson & Johnson, Sr. Unscd. Notes	4.85	3/1/2032	325,000	334,359
Johnson & Johnson, Sr. Unscd. Notes	5.00	3/1/2035	500,000	514,206
Johnson & Johnson, Sr. Unscd. Notes(b)	5.95	8/15/2037	316,000	346,986
Kaiser Foundation Hospitals, Gtd. Notes	4.15	5/1/2047	240,000	194,419
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	180,000	114,806
Laboratory Corp. of America Holdings, Gtd. Notes	2.95	12/1/2029	65,000	61,725
Laboratory Corp. of America Holdings, Gtd. Notes	4.70	2/1/2045	70,000	61,492
Mass General Brigham, Inc., Unscd. Notes, Ser. 2020	3.19	7/1/2049	140,000	94,727
Mayo Clinic, Unscd. Bonds, Ser. 2016	4.13	11/15/2052	270,000	214,375

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
McKesson Corp., Sr. Unscd. Notes	3.95	2/16/2028	250,800	249,032
McKesson Corp., Sr. Unscd. Notes	4.90	7/15/2028	40,000	40,580
McKesson Corp., Sr. Unscd. Notes	5.10	7/15/2033	10,000	10,187
Medtronic, Inc., Gtd. Notes	4.38	3/15/2035	350,000	337,826
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	90,000	79,868
Memorial Health Services, Sr. Unscd. Notes	3.45	11/1/2049	315,000	220,367
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	975,000	957,711
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	149,000	132,656
Merck & Co., Inc., Sr. Unscd. Notes	1.70	6/10/2027	30,000	29,270
Merck & Co., Inc., Sr. Unscd. Notes	1.90	12/10/2028	205,000	193,846
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	50,000	48,944
Merck & Co., Inc., Sr. Unscd. Notes	3.70	2/10/2045	43,000	33,260
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	120,000	105,063
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	40,000	40,011
Merck & Co., Inc., Sr. Unscd. Notes	4.30	5/17/2030	75,000	74,859
Merck & Co., Inc., Sr. Unscd. Notes(b)	4.50	5/17/2033	75,000	74,478
Merck & Co., Inc., Sr. Unscd. Notes	5.00	5/17/2053	161,000	143,721
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	400,000	274,791
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	455,000	373,786
Mylan, Inc., Gtd. Notes	4.55	4/15/2028	60,000	59,737
MyMichigan Health, Scd. Bonds, Ser. 2020	3.41	6/1/2050	50,000	34,122
Northwell Healthcare, Inc., Scd. Bonds	3.81	11/1/2049	100,000	72,987
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	25,000	19,338
Novant Health, Inc., Unscd. Bonds	3.32	11/1/2061	65,000	40,596
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	190,000	173,967
Novartis Capital Corp., Gtd. Notes	3.10	5/17/2027	515,000	510,999
Novartis Capital Corp., Gtd. Notes	3.70	9/21/2042	10,000	8,120
Novartis Capital Corp., Gtd. Notes	4.40	5/6/2044	170,000	148,436
Novartis Capital Corp., Gtd. Notes	4.60	11/5/2035	200,000	195,405
Novartis Capital Corp., Gtd. Notes	4.90	3/18/2036	500,000	496,288
Novartis Capital Corp., Gtd. Notes	5.20	11/5/2045	200,000	190,771
NY Society for Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery, Scd. Bonds, Ser. 2020	2.67	10/1/2050	50,000	30,114
NYU Langone Hospitals, Scd. Bonds	4.78	7/1/2044	125,000	111,806
NYU Langone Hospitals, Scd. Bonds, Ser. 2020	3.38	7/1/2055	100,000	67,158
Ochsner LSU Health System of North Louisiana, Scd. Bonds, Ser. 2021	2.51	5/15/2031	100,000	85,537
OhioHealth Corp., Scd. Bonds	2.83	11/15/2041	50,000	36,516
OhioHealth Corp., Unscd. Bonds, Ser. 2020	3.04	11/15/2050	80,000	53,641
Orlando Health Obligated Group, Unscd. Bonds	4.09	10/1/2048	175,000	141,625
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	3.22	11/15/2050	12,000	7,842
PeaceHealth Obligated Group, Sr. Unscd. Notes, Ser. 2018	4.79	11/15/2048	190,000	163,800
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	85,000	84,581
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043	360,000	338,725
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,080,000	1,000,258
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.34	5/19/2063	70,000	63,369
Pfizer, Inc., Sr. Unscd. Notes	1.70	5/28/2030	70,000	63,016
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	125,000	90,655
Pfizer, Inc., Sr. Unscd. Notes	2.63	4/1/2030	50,000	46,861
Pfizer, Inc., Sr. Unscd. Notes	4.00	12/15/2036	244,000	224,461
Pfizer, Inc., Sr. Unscd. Notes	4.10	9/15/2038	250,000	226,074

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
Pfizer, Inc., Sr. Unscd. Notes	4.88	11/15/2035	100,000	98,912
Pfizer, Inc., Sr. Unscd. Notes	5.60	9/15/2040	200,000	204,869
Pfizer, Inc., Sr. Unscd. Notes	5.60	11/15/2055	100,000	98,075
Pfizer, Inc., Sr. Unscd. Notes	5.70	11/15/2065	100,000	96,158
Pharmacia LLC, Gtd. Notes	6.60	12/1/2028	50,000	52,765
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2024	2.72	1/1/2042	50,000	35,110
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2032	2.04	1/1/2032	50,000	43,479
Providence St. Joseph Health Obligated Group, Unscd. Bonds, Ser. A	3.93	10/1/2048	85,000	64,440
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	110,000	102,695
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	103,000	76,444
Quest Diagnostics, Inc., Sr. Unscd. Notes	4.20	6/30/2029	18,000	17,866
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	115,000	102,145
Revvity, Inc., Sr. Unscd. Notes	2.55	3/15/2031	215,000	193,217
Revvity, Inc., Sr. Unscd. Notes	3.30	9/15/2029	54,000	51,768
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	40,000	36,119
Royalty Pharma PLC, Gtd. Notes	3.30	9/2/2040	400,000	304,998
Royalty Pharma PLC, Gtd. Notes	3.55	9/2/2050	70,000	47,805
Seattle Children’s Hospital, Unscd. Bonds, Ser. 2021	2.72	10/1/2050	25,000	15,337
Sharp HealthCare, Unscd. Bonds, Ser. 20B	2.68	8/1/2050	45,000	27,097
Smith & Nephew PLC, Sr. Unscd. Notes	2.03	10/14/2030	45,000	40,175
Solventum Corp., Sr. Unscd. Notes	5.90	4/30/2054	181,000	175,414
Stanford Health Care, Unscd. Bonds, Ser. 2018	3.80	11/15/2048	235,000	178,831
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	150,000	136,574
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	185,000	156,161
Stryker Corp., Sr. Unscd. Notes	4.63	3/15/2046	55,000	47,610
Sutter Health, Unscd. Bonds, Ser. 2018	4.09	8/15/2048	190,000	150,646
Sutter Health, Unscd. Bonds, Ser. 20A	3.36	8/15/2050	85,000	58,630
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	3.03	7/9/2040	465,000	349,680
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	205,000	207,623
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.80	7/5/2064	55,000	52,695
Texas Health Resources, Scd. Bonds	4.33	11/15/2055	315,000	259,428
Texas Health Resources, Sr. Unscd. Notes	2.33	11/15/2050	65,000	36,191
The Cigna Group, Gtd. Notes	3.88	10/15/2047	150,000	112,817
The Cigna Group, Gtd. Notes	4.38	10/15/2028	25,000	24,991
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	122,000	110,059
The Cigna Group, Sr. Unscd. Notes	2.40	3/15/2030	131,000	121,257
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2050	120,000	81,631
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2051	25,000	16,852
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	400,000	400,505
The Cigna Group, Sr. Unscd. Notes	5.25	2/15/2034	250,000	253,251
The Cigna Group, Sr. Unscd. Notes	5.40	3/15/2033	250,000	256,871
The Cigna Group, Sr. Unscd. Notes(b)	5.60	2/15/2054	400,000	377,142
The New York & Presbyterian Hospital, Unscd. Bonds	4.02	8/1/2045	10,000	8,145
The New York & Presbyterian Hospital, Unscd. Bonds, Ser. 2019	3.95	8/1/2119	40,000	27,181
The Toledo Hospital, Sr. Scd. Bonds	5.75	11/15/2038	200,000	200,037
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.10	8/15/2047	150,000	121,831
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.80	11/21/2027	100,000	100,959
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes(b)	4.95	11/21/2032	161,000	163,375
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.98	8/10/2030	95,000	96,908
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.00	1/31/2029	50,000	50,928

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Health Care — 2.6% (continued)
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.40	8/10/2043	105,000	103,393
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	45,000	36,704
Trinity Health Corp., Sr. Unscd. Bonds, Ser. 2021	2.63	12/1/2040	155,000	110,960
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	286,000	273,714
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.95	10/15/2027	68,000	66,855
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	60,000	44,733
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.25	5/15/2051	75,000	49,652
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.50	8/15/2039	433,000	353,574
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.70	8/15/2049	50,000	36,195
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.75	10/15/2047	185,000	137,766
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.88	12/15/2028	285,000	282,154
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.00	5/15/2029	110,000	108,913
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	1/15/2029	60,000	59,913
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	38,000	30,324
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.63	7/15/2035	147,000	142,433
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	5/15/2052	185,000	156,444
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	53,000	44,784
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.05	4/15/2053	315,000	278,412
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.20	4/15/2063	494,000	432,887
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	500,000	462,205
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.50	4/15/2064	110,000	101,131
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.80	3/15/2036	87,000	91,159
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	60,000	59,349
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.95	2/15/2041	30,000	30,930
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	165,000	165,470
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.50	6/15/2037	227,000	249,437
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	72,000	81,576
Universal Health Services, Inc., Sr. Scd. Notes	2.65	1/15/2032	215,000	188,366
Utah Acquisition Sub, Inc., Gtd. Notes	5.25	6/15/2046	140,000	113,810
Viatris, Inc., Gtd. Notes	3.85	6/22/2040	187,000	143,390
Viatris, Inc., Gtd. Notes	4.00	6/22/2050	280,000	185,716
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	50,000	31,533
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2018	4.81	9/1/2048	150,000	129,391
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2021	3.07	3/1/2051	230,000	145,039
Wyeth LLC, Gtd. Notes	6.50	2/1/2034	25,000	27,593
Yale-New Haven Health Services Corp., Scd. Bonds, Ser. 2020	2.50	7/1/2050	50,000	29,213
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	2.60	11/24/2031	400,000	357,573
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.75	11/30/2039	28,000	28,214
Zoetis, Inc., Sr. Unscd. Notes	3.00	9/12/2027	150,000	147,481
Zoetis, Inc., Sr. Unscd. Notes	3.95	9/12/2047	60,000	46,767
Zoetis, Inc., Sr. Unscd. Notes	4.15	8/17/2028	100,000	99,485
Zoetis, Inc., Sr. Unscd. Notes	4.45	8/20/2048	25,000	20,761
Zoetis, Inc., Sr. Unscd. Notes	4.70	2/1/2043	100,000	89,031
Zoetis, Inc., Sr. Unscd. Notes	5.00	8/17/2035	100,000	99,520
				53,449,079
Industrial — .5%
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	254,000	238,149
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	177,000	173,641
3M Co., Sr. Unscd. Notes	3.05	4/15/2030	42,000	39,761
3M Co., Sr. Unscd. Notes	3.25	8/26/2049	50,000	33,698

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Industrial — .5% (continued)
3M Co., Sr. Unscd. Notes	3.63	10/15/2047	210,000	152,133
3M Co., Sr. Unscd. Notes	4.80	3/15/2030	120,000	121,205
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.60	8/12/2027	50,000	49,755
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.95	11/14/2028	160,000	159,216
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	201,531
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.70	11/15/2029	510,000	517,188
Caterpillar, Inc., Sr. Unscd. Debs.	3.80	8/15/2042	215,000	178,209
Caterpillar, Inc., Sr. Unscd. Debs.	5.30	9/15/2035	25,000	25,995
Caterpillar, Inc., Sr. Unscd. Notes	5.20	5/27/2041	275,000	273,265
CDW LLC/CDW Finance Corp., Gtd. Notes	3.28	12/1/2028	198,000	190,296
CNH Industrial Capital LLC, Gtd. Bonds	5.50	1/12/2029	10,000	10,225
Deere & Co., Sr. Unscd. Notes	3.10	4/15/2030	287,000	274,135
Deere & Co., Sr. Unscd. Notes	3.75	4/15/2050	95,000	72,126
Deere & Co., Sr. Unscd. Notes	5.38	10/16/2029	93,000	96,393
Dover Corp., Sr. Unscd. Notes	5.38	10/15/2035	25,000	25,910
Eaton Corp., Gtd. Notes	4.15	3/15/2033	250,000	242,389
Eaton Corp., Gtd. Notes	4.15	11/2/2042	77,000	66,077
Eaton Corp., Gtd. Notes	4.35	5/18/2028	20,000	20,044
Eaton Corp., Gtd. Notes	5.45	3/6/2056	200,000	193,362
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	75,000	66,311
Flowserve Corp., Sr. Unscd. Notes	3.50	10/1/2030	385,000	363,947
GATX Corp., Sr. Unscd. Notes(b)	3.10	6/1/2051	100,000	62,582
GATX Corp., Sr. Unscd. Notes	3.50	6/1/2032	220,000	203,321
GATX Corp., Sr. Unscd. Notes	5.45	9/15/2033	90,000	91,199
GATX Corp., Sr. Unscd. Notes	6.05	6/5/2054	45,000	44,981
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	110,000	121,174
GE Vernova, Inc., Sr. Unscd. Notes	4.88	2/4/2036	500,000	494,280
GE Vernova, Inc., Sr. Unscd. Notes	5.50	2/4/2056	100,000	95,795
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	209,000	205,705
IDEX Corp., Sr. Unscd. Notes	2.63	6/15/2031	25,000	22,619
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	215,000	178,806
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	356,000	363,839
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.31	6/15/2031	110,000	112,666
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.40	8/14/2028	25,000	25,548
Jacobs Engineering Group, Inc., Gtd. Notes	5.90	3/1/2033	50,000	51,578
John Deere Capital Corp., Sr. Unscd. Notes	2.45	1/9/2030	25,000	23,456
John Deere Capital Corp., Sr. Unscd. Notes	2.80	7/18/2029	50,000	47,826
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	135,000	135,186
John Deere Capital Corp., Sr. Unscd. Notes	4.38	10/15/2030	400,000	399,347
John Deere Capital Corp., Sr. Unscd. Notes	4.65	1/7/2028	350,000	353,257
John Deere Capital Corp., Sr. Unscd. Notes	4.70	6/10/2030	155,000	156,874
John Deere Capital Corp., Sr. Unscd. Notes	4.85	6/11/2029	250,000	254,202
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/3/2028	50,000	50,693
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/7/2031	165,000	168,296
John Deere Capital Corp., Sr. Unscd. Notes	5.05	6/12/2034	250,000	253,303
Nordson Corp., Sr. Unscd. Notes	5.80	9/15/2033	15,000	15,569
nVent Finance Sarl, Gtd. Notes	2.75	11/15/2031	100,000	88,953
Oshkosh Corp., Sr. Unscd. Notes	3.10	3/1/2030	179,000	168,040
Otis Worldwide Corp., Sr. Unscd. Notes	3.11	2/15/2040	450,000	343,724
Otis Worldwide Corp., Sr. Unscd. Notes	5.25	8/16/2028	147,000	149,836

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Industrial — .5% (continued)
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	25,000	24,168
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	510,000	399,591
Parker-Hannifin Corp., Sr. Unscd. Notes	4.50	9/15/2029	175,000	175,797
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	190,000	194,796
Regal Rexnord Corp., Gtd. Notes	6.30	2/15/2030	166,000	173,838
Regal Rexnord Corp., Gtd. Notes	6.40	4/15/2033	100,000	106,280
Rockwell Automation, Inc., Sr. Unscd. Notes	2.80	8/15/2061	162,000	90,597
Snap-on, Inc., Sr. Unscd. Notes	3.10	5/1/2050	50,000	33,218
Snap-on, Inc., Sr. Unscd. Notes	4.10	3/1/2048	35,000	27,981
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	385,000	352,698
Stanley Black & Decker, Inc., Sr. Unscd. Notes	4.25	11/15/2028	162,000	161,592
Teledyne Technologies, Inc., Gtd. Notes	2.75	4/1/2031	290,000	265,076
Textron, Inc., Sr. Unscd. Notes	3.38	3/1/2028	84,000	82,430
Textron, Inc., Sr. Unscd. Notes	6.10	11/15/2033	85,000	90,282
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.70	9/15/2028	490,000	491,588
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	50,000	41,147
				11,178,695
Information Technology — .8%
Adobe, Inc., Sr. Unscd. Notes	4.80	4/4/2029	115,000	116,566
Autodesk, Inc., Sr. Unscd. Notes	2.85	1/15/2030	91,000	85,413
Autodesk, Inc., Sr. Unscd. Notes	5.30	6/15/2035	300,000	300,608
Concentrix Corp., Sr. Unscd. Notes(b)	6.60	8/2/2028	310,000	307,500
Fidelity National Information Services, Inc., Sr. Unscd. Notes	1.65	3/1/2028	480,000	455,378
Fidelity National Information Services, Inc., Sr. Unscd. Notes	3.10	3/1/2041	50,000	35,986
Fidelity National Information Services, Inc., Sr. Unscd. Notes(b)	5.10	7/15/2032	96,000	96,052
Fiserv, Inc., Sr. Unscd. Notes	2.65	6/1/2030	200,000	182,946
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	198,000	190,296
Fiserv, Inc., Sr. Unscd. Notes	4.20	10/1/2028	150,000	148,340
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	130,000	98,358
Fiserv, Inc., Sr. Unscd. Notes	5.25	8/11/2035	100,000	97,529
Fiserv, Inc., Sr. Unscd. Notes	5.38	8/21/2028	75,000	76,055
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	485,000	491,163
Intuit, Inc., Sr. Unscd. Notes	5.50	9/15/2053	235,000	211,967
Microsoft Corp., Sr. Unscd. Notes	1.35	9/15/2030	115,000	102,333
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	595,000	351,020
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	245,000	155,965
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	181,000	108,094
Microsoft Corp., Sr. Unscd. Notes	3.50	2/12/2035	100,000	92,797
Microsoft Corp., Sr. Unscd. Notes	3.50	11/15/2042	400,000	319,340
Microsoft Corp., Sr. Unscd. Notes	3.70	8/8/2046	115,000	90,093
Microsoft Corp., Sr. Unscd. Notes	3.95	8/8/2056	75,000	56,787
Microsoft Corp., Sr. Unscd. Notes	4.00	2/12/2055	110,000	84,494
Microsoft Corp., Sr. Unscd. Notes(b)	4.25	2/6/2047	195,000	165,713
Microsoft Corp., Sr. Unscd. Notes	4.45	11/3/2045	55,000	48,391
Microsoft Corp., Sr. Unscd. Notes	4.50	10/1/2040	25,000	23,725
MSCI, Inc., Sr. Unscd. Notes(b)	5.25	9/1/2035	100,000	98,202
Oracle Corp., Sr. Unscd. Notes	2.30	3/25/2028	125,000	119,361
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	22,000	20,150
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	210,000	205,446
Oracle Corp., Sr. Unscd. Notes	3.25	5/15/2030	50,000	46,282

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Information Technology — .8% (continued)
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	602,000	433,553
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	391,000	233,539
Oracle Corp., Sr. Unscd. Notes	3.80	11/15/2037	95,000	75,121
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	320,000	263,288
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	225,000	130,057
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	42,000	35,479
Oracle Corp., Sr. Unscd. Notes	3.95	3/25/2051	450,000	282,997
Oracle Corp., Sr. Unscd. Notes	4.00	7/15/2046	267,000	178,152
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	330,000	217,153
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	200,000	121,152
Oracle Corp., Sr. Unscd. Notes	4.13	5/15/2045	396,000	271,644
Oracle Corp., Sr. Unscd. Notes	4.38	5/15/2055	65,000	42,658
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	600,000	597,146
Oracle Corp., Sr. Unscd. Notes	4.50	7/8/2044	78,000	57,394
Oracle Corp., Sr. Unscd. Notes	4.55	2/4/2029	300,000	296,231
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	70,000	63,807
Oracle Corp., Sr. Unscd. Notes	4.90	2/6/2033	1,308,000	1,241,904
Oracle Corp., Sr. Unscd. Notes	4.95	2/4/2031	500,000	489,242
Oracle Corp., Sr. Unscd. Notes	5.20	9/26/2035	600,000	558,588
Oracle Corp., Sr. Unscd. Notes	5.25	2/3/2032	70,000	68,900
Oracle Corp., Sr. Unscd. Notes	5.38	9/27/2054	100,000	77,049
Oracle Corp., Sr. Unscd. Notes(b)	5.50	8/3/2035	80,000	76,202
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	339,000	268,878
Oracle Corp., Sr. Unscd. Notes	6.13	8/3/2065	50,000	41,444
Oracle Corp., Sr. Unscd. Notes	6.15	11/9/2029	200,000	205,877
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	500,000	464,062
Oracle Corp., Sr. Unscd. Notes	6.70	2/4/2056	400,000	368,570
Roper Technologies, Inc., Sr. Unscd. Notes	1.75	2/15/2031	125,000	108,295
Roper Technologies, Inc., Sr. Unscd. Notes	4.20	9/15/2028	100,000	99,218
Roper Technologies, Inc., Sr. Unscd. Notes	5.10	9/15/2035	100,000	97,165
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	70,000	65,783
Salesforce, Inc., Sr. Unscd. Notes	2.70	7/15/2041	100,000	68,215
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	75,000	43,345
Salesforce, Inc., Sr. Unscd. Notes	3.70	4/11/2028	715,000	707,037
Salesforce, Inc., Sr. Unscd. Notes	4.90	9/15/2031	1,200,000	1,196,522
Salesforce, Inc., Sr. Unscd. Notes	5.55	3/15/2036	500,000	498,520
ServiceNow, Inc., Sr. Unscd. Notes	1.40	9/1/2030	207,000	180,376
Synopsys, Inc., Sr. Unscd. Notes	4.65	4/1/2028	135,000	135,836
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	250,000	252,650
Synopsys, Inc., Sr. Unscd. Notes	5.15	4/1/2035	165,000	164,951
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	145,000	138,878
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	129,000	129,979
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	400,000	407,819
VMware LLC, Sr. Unscd. Notes	1.80	8/15/2028	45,000	42,517
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	210,000	185,812
VMware LLC, Sr. Unscd. Notes	4.70	5/15/2030	47,000	47,241
				16,712,596
Insurance — .7%
Alleghany Corp., Sr. Unscd. Notes	3.63	5/15/2030	57,000	55,286
American Financial Group, Inc., Sr. Unscd. Notes	4.50	6/15/2047	50,000	40,467

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Insurance — .7% (continued)
American International Group, Inc., Sr. Unscd. Notes	3.40	6/30/2030	25,000	23,867
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	134,000	135,441
American International Group, Inc., Sr. Unscd. Notes	5.45	5/7/2035	300,000	305,798
Aon Corp., Gtd. Notes	2.80	5/15/2030	55,000	51,241
Aon Corp., Gtd. Notes	4.50	12/15/2028	265,000	265,804
Aon Corp., Gtd. Notes	6.25	9/30/2040	50,000	53,207
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.05	8/23/2031	83,000	72,470
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.85	5/28/2027	586,000	577,538
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.90	8/23/2051	212,000	128,565
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	135,000	135,786
Aon North America, Inc., Gtd. Notes	5.45	3/1/2034	317,000	323,979
Arch Capital Group Ltd., Sr. Unscd. Notes	7.35	5/1/2034	100,000	113,064
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.55	2/15/2055	56,000	51,939
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.75	7/15/2054	445,000	424,634
Assurant, Inc., Sr. Unscd. Notes	3.70	2/22/2030	150,000	144,057
Assurant, Inc., Sr. Unscd. Notes	4.90	3/27/2028	30,000	30,116
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.60	9/15/2051	100,000	67,185
Athene Holding Ltd., Jr. Sub. Notes	6.63	10/15/2054	25,000	24,197
Athene Holding Ltd., Sr. Unscd. Notes	4.13	1/12/2028	164,000	162,394
Athene Holding Ltd., Sr. Unscd. Notes	6.25	4/1/2054	230,000	210,835
AXIS Specialty Finance LLC, Gtd. Notes	3.90	7/15/2029	25,000	24,466
AXIS Specialty Finance PLC, Gtd. Notes	4.00	12/6/2027	15,000	14,873
Berkshire Hathaway Finance Corp., Gtd. Notes	2.88	3/15/2032	787,000	729,525
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	127,000	103,653
Berkshire Hathaway Finance Corp., Gtd. Notes	4.25	1/15/2049	252,000	206,052
Berkshire Hathaway Finance Corp., Gtd. Notes	4.40	5/15/2042	25,000	22,385
Berkshire Hathaway Finance Corp., Gtd. Notes	5.75	1/15/2040	192,000	205,556
Brighthouse Financial, Inc., Sr. Unscd. Notes	3.85	12/22/2051	195,000	113,247
Brighthouse Financial, Inc., Sr. Unscd. Notes(b)	5.63	5/15/2030	70,000	70,564
Brown & Brown, Inc., Sr. Unscd. Notes	2.38	3/15/2031	40,000	35,329
Brown & Brown, Inc., Sr. Unscd. Notes	4.95	3/17/2052	30,000	24,876
Brown & Brown, Inc., Sr. Unscd. Notes	5.55	6/23/2035	200,000	199,265
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034	263,000	265,521
Chubb INA Holdings LLC, Gtd. Notes	1.38	9/15/2030	35,000	30,683
Chubb INA Holdings LLC, Gtd. Notes	4.35	11/3/2045	490,000	416,413
Cincinnati Financial Corp., Sr. Unscd. Debs.	6.92	5/15/2028	110,000	115,438
CNA Financial Corp., Sr. Unscd. Notes	2.05	8/15/2030	50,000	44,699
CNA Financial Corp., Sr. Unscd. Notes	5.13	2/15/2034	200,000	198,365
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	50,000	49,726
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	70,000	65,848
Corebridge Financial, Inc., Sr. Unscd. Notes	4.35	4/5/2042	10,000	8,326
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	95,000	75,238
Corebridge Financial, Inc., Sr. Unscd. Notes	6.05	9/15/2033	107,000	112,560
Enstar Group Ltd., Sr. Unscd. Notes	3.10	9/1/2031	50,000	44,484
Equitable Holdings, Inc., Sr. Unscd. Notes	4.35	4/20/2028	45,000	44,798
Equitable Holdings, Inc., Sr. Unscd. Notes	5.00	4/20/2048	148,000	127,760
Everest Reinsurance Holdings, Inc., Sr. Unscd. Notes	3.13	10/15/2052	175,000	106,533
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.63	4/29/2030	25,000	24,899
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.85	4/17/2028	157,000	157,840
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	5.75	5/20/2035	202,000	206,943

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Insurance — .7% (continued)
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.00	12/7/2033	200,000	209,782
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	30,000	30,584
Fidelity National Financial, Inc., Gtd. Notes	2.45	3/15/2031	140,000	124,126
Fidelity National Financial, Inc., Sr. Unscd. Notes	3.40	6/15/2030	137,000	129,120
Fidelity National Financial, Inc., Sr. Unscd. Notes	4.50	8/15/2028	74,000	73,629
First American Financial Corp., Sr. Unscd. Notes	4.00	5/15/2030	25,000	23,983
Globe Life, Inc., Sr. Unscd. Notes	2.15	8/15/2030	74,000	66,367
Jackson Financial, Inc., Sr. Unscd. Notes	4.00	11/23/2051	25,000	16,629
Kemper Corp., Sr. Unscd. Notes	2.40	9/30/2030	25,000	21,904
Kemper Corp., Sr. Unscd. Notes	3.80	2/23/2032	49,000	44,635
Lincoln National Corp., Sr. Unscd. Notes	3.40	3/1/2032	85,000	77,393
Lincoln National Corp., Sr. Unscd. Notes	5.85	3/15/2034	200,000	204,028
Lincoln National Corp., Sr. Unscd. Notes	6.30	10/9/2037	20,000	20,838
Loews Corp., Sr. Unscd. Notes	6.00	2/1/2035	50,000	52,961
Manulife Financial Corp., Sr. Unscd. Notes	5.38	3/4/2046	85,000	81,366
Markel Group, Inc., Sr. Unscd. Notes	3.50	11/1/2027	110,000	108,347
Markel Group, Inc., Sr. Unscd. Notes	4.15	9/17/2050	35,000	26,075
Markel Group, Inc., Sr. Unscd. Notes	4.30	11/1/2047	75,000	57,889
Markel Group, Inc., Sr. Unscd. Notes	5.00	4/5/2046	46,000	40,207
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(b)	2.25	11/15/2030	50,000	45,294
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.38	12/15/2031	210,000	187,103
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.90	12/15/2051	306,000	187,402
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.75	3/15/2039	25,000	23,481
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	45,000	39,457
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	201,728
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.70	9/15/2053	234,000	228,364
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.75	11/1/2032	60,000	62,987
MetLife, Inc., Sr. Unscd. Debs.	4.72	12/15/2044	480,000	418,887
MetLife, Inc., Sr. Unscd. Notes	4.13	8/13/2042	145,000	120,683
MetLife, Inc., Sr. Unscd. Notes	5.30	12/15/2034	250,000	255,075
MetLife, Inc., Sr. Unscd. Notes	5.70	6/15/2035	200,000	208,843
MGIC Investment Corp., Sr. Unscd. Notes	5.25	8/15/2028	350,000	349,745
Old Republic International Corp., Sr. Unscd. Notes	3.85	6/11/2051	30,000	21,175
PartnerRe Finance B LLC, Gtd. Notes	3.70	7/2/2029	183,000	177,777
Primerica, Inc., Sr. Unscd. Notes	2.80	11/19/2031	50,000	44,952
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	75,000	60,942
Principal Financial Group, Inc., Gtd. Notes	4.63	9/15/2042	50,000	43,399
Prudential Financial, Inc., Jr. Sub. Notes	6.50	3/15/2054	484,000	498,598
Prudential Financial, Inc., Jr. Sub. Notes	6.75	3/1/2053	50,000	52,641
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	120,000	85,938
Prudential Financial, Inc., Sr. Unscd. Notes	3.91	12/7/2047	325,000	244,273
Prudential Financial, Inc., Sr. Unscd. Notes	3.94	12/7/2049	218,000	163,145
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	50,000	40,126
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	150,000	146,897
RenaissanceRe Finance, Inc., Gtd. Notes	3.45	7/1/2027	220,000	217,786
RenaissanceRe Holdings Ltd., Sr. Unscd. Notes	5.75	6/5/2033	41,000	42,175
Stewart Information Services Corp., Sr. Unscd. Notes	3.60	11/15/2031	135,000	120,013
The Allstate Corp., Sr. Unscd. Notes	4.50	6/15/2043	70,000	59,798
The Allstate Corp., Sr. Unscd. Notes	5.05	6/24/2029	500,000	509,207
The Allstate Corp., Sr. Unscd. Notes	5.25	3/30/2033	90,000	91,644

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Insurance — .7% (continued)
The Hanover Insurance Group, Inc., Sr. Unscd. Notes	2.50	9/1/2030	28,000	25,425
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	3.60	8/19/2049	185,000	132,892
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	4.40	3/15/2048	50,000	41,248
The Progressive Corp., Sr. Unscd. Notes	4.00	3/1/2029	31,000	30,840
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	235,000	186,860
The Progressive Corp., Sr. Unscd. Notes	4.20	3/15/2048	155,000	123,985
The Travelers Companies, Inc., Sr. Unscd. Notes	3.75	5/15/2046	50,000	38,162
The Travelers Companies, Inc., Sr. Unscd. Notes	4.00	5/30/2047	145,000	114,240
The Travelers Companies, Inc., Sr. Unscd. Notes	5.05	7/24/2035	500,000	500,116
The Travelers Companies, Inc., Sr. Unscd. Notes	5.35	11/1/2040	25,000	24,838
Travelers Property Casualty Corp., Gtd. Notes	6.38	3/15/2033	200,000	221,415
W.R. Berkley Corp., Sr. Unscd. Notes	4.75	8/1/2044	70,000	61,365
Willis North America, Inc., Gtd. Notes	4.65	6/15/2027	189,000	189,433
Willis North America, Inc., Gtd. Notes	5.05	9/15/2048	177,000	154,331
Willis North America, Inc., Gtd. Notes(b)	5.35	5/15/2033	15,000	15,186
XL Group Ltd., Sr. Unscd. Bonds	5.25	12/15/2043	25,000	22,963
				15,486,432
Internet Software & Services — .7%
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	160,000	105,926
Alphabet, Inc., Sr. Unscd. Notes	2.05	8/15/2050	294,000	157,245
Alphabet, Inc., Sr. Unscd. Notes	2.25	8/15/2060	144,000	71,761
Alphabet, Inc., Sr. Unscd. Notes	3.88	11/15/2028	105,000	104,465
Alphabet, Inc., Sr. Unscd. Notes	4.10	11/15/2030	200,000	198,148
Alphabet, Inc., Sr. Unscd. Notes	4.10	2/15/2031	100,000	98,784
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	200,000	197,770
Alphabet, Inc., Sr. Unscd. Notes	4.40	2/15/2033	250,000	245,873
Alphabet, Inc., Sr. Unscd. Notes	4.80	2/15/2036	550,000	542,087
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	200,000	193,507
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	200,000	191,193
Alphabet, Inc., Sr. Unscd. Notes	5.50	2/15/2046	250,000	245,671
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	400,000	392,042
Alphabet, Inc., Sr. Unscd. Notes	5.70	11/15/2075	200,000	191,567
Amazon.com, Inc., Sr. Unscd. Notes	1.20	6/3/2027	185,000	179,588
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	117,000	104,536
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	225,000	214,349
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	371,000	273,694
Amazon.com, Inc., Sr. Unscd. Notes	3.10	5/12/2051	227,000	146,695
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	335,000	331,260
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	160,000	98,168
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	125,000	119,103
Amazon.com, Inc., Sr. Unscd. Notes	3.88	8/22/2037	575,000	517,134
Amazon.com, Inc., Sr. Unscd. Notes	3.95	4/13/2052	134,000	101,580
Amazon.com, Inc., Sr. Unscd. Notes	4.05	8/22/2047	297,000	235,861
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	200,000	197,222
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	190,000	140,126
Amazon.com, Inc., Sr. Unscd. Notes	4.25	3/13/2031	1,500,000	1,484,918
Amazon.com, Inc., Sr. Unscd. Notes	4.25	8/22/2057	326,000	251,819
Amazon.com, Inc., Sr. Unscd. Notes	4.35	3/20/2033	210,000	205,334
Amazon.com, Inc., Sr. Unscd. Notes	4.55	12/1/2027	245,000	246,907
Amazon.com, Inc., Sr. Unscd. Notes	4.65	12/1/2029	153,000	154,962

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Internet Software & Services — .7% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	4.80	12/5/2034	50,000	50,330
Amazon.com, Inc., Sr. Unscd. Notes	4.88	3/13/2036	1,500,000	1,477,806
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	350,000	325,857
Booking Holdings, Inc., Sr. Unscd. Notes	3.55	3/15/2028	27,000	26,651
eBay, Inc., Sr. Unscd. Notes	2.70	3/11/2030	17,000	15,862
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	38,000	26,869
eBay, Inc., Sr. Unscd. Notes	4.00	7/15/2042	175,000	140,813
eBay, Inc., Sr. Unscd. Notes	5.13	11/6/2035	150,000	148,215
Expedia Group, Inc., Gtd. Notes	3.80	2/15/2028	133,000	131,333
Expedia Group, Inc., Gtd. Notes	4.63	8/1/2027	30,000	30,044
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	220,000	209,585
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030	400,000	395,199
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	91,400	70,853
Meta Platforms, Inc., Sr. Unscd. Notes	4.55	8/15/2031	250,000	250,614
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	5/15/2028	70,000	70,663
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	400,000	394,954
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	335,200	253,748
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	250,000	245,606
Meta Platforms, Inc., Sr. Unscd. Notes	4.80	5/15/2030	100,000	101,483
Meta Platforms, Inc., Sr. Unscd. Notes	4.88	11/15/2035	400,000	390,033
Meta Platforms, Inc., Sr. Unscd. Notes	5.50	11/15/2045	400,000	371,799
Meta Platforms, Inc., Sr. Unscd. Notes	5.55	8/15/2064	294,000	259,437
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	495,000	454,008
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	11/15/2065	410,000	372,482
Netflix, Inc., Sr. Unscd. Notes	4.88	4/15/2028	580,000	587,078
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	321,000	333,188
Netflix, Inc., Sr. Unscd. Notes	6.38	5/15/2029	40,000	42,284
Uber Technologies, Inc., Sr. Unscd. Notes	5.35	9/15/2054	150,000	138,226
VeriSign, Inc., Sr. Unscd. Notes	4.75	7/15/2027	236,000	235,950
Weibo Corp., Sr. Unscd. Notes	3.38	7/8/2030	270,000	253,444
				15,743,709
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes	2.69	5/25/2031	172,000	155,939
Amcor Flexibles North America, Inc., Gtd. Notes	4.25	3/8/2029	700,000	694,021
Berry Global, Inc., Sr. Scd. Notes	5.80	6/15/2031	250,000	260,109
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	103,000	97,920
Packaging Corp. of America, Sr. Unscd. Notes	4.05	12/15/2049	54,000	41,002
Packaging Corp. of America, Sr. Unscd. Notes	5.70	12/1/2033	150,000	155,890
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	176,000	195,903
Valmont Industries, Inc., Gtd. Notes	5.25	10/1/2054	79,000	71,605
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	50,000	49,648
				1,722,037
Media — .4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	2.80	4/1/2031	331,000	296,356
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	6/1/2041	300,000	207,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	3/1/2042	50,000	33,918

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Media — .4% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	166,000	95,946
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061	844,000	538,997
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.80	3/1/2050	230,000	168,905
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	175,000	133,824
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	160,000	122,333
Comcast Corp., Gtd. Bonds	3.97	11/1/2047	50,000	36,678
Comcast Corp., Gtd. Notes	1.95	1/15/2031	172,000	152,537
Comcast Corp., Gtd. Notes	2.80	1/15/2051	255,000	144,457
Comcast Corp., Gtd. Notes	2.89	11/1/2051	285,000	163,541
Comcast Corp., Gtd. Notes	2.94	11/1/2056	400,000	220,217
Comcast Corp., Gtd. Notes	3.45	2/1/2050	120,000	78,385
Comcast Corp., Gtd. Notes	3.75	4/1/2040	245,000	198,194
Comcast Corp., Gtd. Notes	3.90	3/1/2038	200,000	171,688
Comcast Corp., Gtd. Notes	4.00	3/1/2048	150,000	109,702
Comcast Corp., Gtd. Notes	4.20	8/15/2034	10,000	9,384
Comcast Corp., Gtd. Notes	4.25	1/15/2033	50,000	48,167
Comcast Corp., Gtd. Notes	4.60	10/15/2038	125,000	114,024
Comcast Corp., Gtd. Notes(b)	4.65	2/15/2033	50,000	49,401
Comcast Corp., Gtd. Notes	4.95	5/15/2032	200,000	201,369
Comcast Corp., Gtd. Notes(a)	5.17	1/15/2037	946,000	920,693
Comcast Corp., Gtd. Notes(b)	5.50	5/15/2064	625,000	544,453
Comcast Corp., Gtd. Notes	5.65	6/15/2035	125,000	128,926
Comcast Corp., Gtd. Notes	5.65	6/1/2054	164,000	149,655
Comcast Corp., Gtd. Notes	6.95	8/15/2037	100,000	112,171
Fox Corp., Sr. Unscd. Notes	4.71	1/25/2029	50,000	50,116
Fox Corp., Sr. Unscd. Notes	5.48	1/25/2039	100,000	97,371
Fox Corp., Sr. Unscd. Notes	5.58	1/25/2049	73,000	67,295
NBCUniversal Media LLC, Gtd. Notes	4.45	1/15/2043	50,000	41,396
NBCUniversal Media LLC, Gtd. Notes	6.40	4/30/2040	50,000	52,803
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	215,000	155,672
The Walt Disney Company, Gtd. Notes	3.80	3/22/2030	330,000	323,500
The Walt Disney Company, Gtd. Notes	4.63	3/23/2040	221,000	206,935
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	271,000	236,009
The Walt Disney Company, Gtd. Notes	4.75	9/15/2044	50,000	44,520
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	50,000	43,958
Time Warner Cable LLC, Sr. Scd. Bonds	5.88	11/15/2040	600,000	541,717
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	100,000	100,522
Time Warner Cable LLC, Sr. Scd. Notes	5.50	9/1/2041	160,000	137,874
Time Warner Cable LLC, Sr. Scd. Notes	7.30	7/1/2038	159,800	167,070
TWDC Enterprises 18 Corp., Gtd. Notes	3.00	7/30/2046	285,000	194,040
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	70,000	57,613
TWDC Enterprises 18 Corp., Gtd. Notes, Ser. E	4.13	12/1/2041	155,000	132,817
				7,803,029
Metals & Mining — .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	625,000	603,764

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Metals & Mining — .3% (continued)
ArcelorMittal SA, Sr. Unscd. Notes	4.25	7/16/2029	95,000	94,535
ArcelorMittal SA, Sr. Unscd. Notes	6.55	11/29/2027	92,000	94,744
ArcelorMittal SA, Sr. Unscd. Notes	6.75	3/1/2041	148,000	159,664
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	157,000	161,537
BHP Billiton Finance USA Ltd., Gtd. Notes	4.90	2/28/2033	35,000	35,179
BHP Billiton Finance USA Ltd., Gtd. Notes	5.00	9/30/2043	30,000	28,013
BHP Billiton Finance USA Ltd., Gtd. Notes	5.10	9/8/2028	110,000	112,028
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2030	55,000	56,597
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	329,000	336,675
BHP Billiton Finance USA Ltd., Gtd. Notes	5.30	2/21/2035	260,000	265,541
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	140,000	135,754
Freeport-McMoRan, Inc., Gtd. Notes	4.25	3/1/2030	205,000	201,507
Freeport-McMoRan, Inc., Gtd. Notes	4.38	8/1/2028	125,000	124,363
Freeport-McMoRan, Inc., Gtd. Notes	5.00	9/1/2027	25,000	24,980
Freeport-McMoRan, Inc., Gtd. Notes	5.25	9/1/2029	132,000	133,188
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	30,000	28,645
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	50,000	30,680
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	10,000	10,020
Nucor Corp., Sr. Unscd. Notes	4.40	5/1/2048	100,000	83,349
Nucor Corp., Sr. Unscd. Notes	5.10	6/1/2035	150,000	151,821
Rio Tinto Alcan, Inc., Sr. Unscd. Notes	6.13	12/15/2033	100,000	107,350
Rio Tinto Finance USA, Gtd. Notes	4.50	3/14/2028	60,000	60,297
Rio Tinto Finance USA Ltd., Gtd. Notes	7.13	7/15/2028	189,000	200,315
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/14/2032	200,000	203,532
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/9/2033	55,000	55,719
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	155,000	141,871
Rio Tinto Finance USA PLC, Gtd. Notes	5.25	3/14/2035	200,000	203,710
Rio Tinto Finance USA PLC, Gtd. Notes	5.75	3/14/2055	150,000	150,110
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	305,000	289,573
Southern Copper Corp., Sr. Unscd. Notes	7.50	7/27/2035	100,000	116,706
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	1/15/2031	537,000	504,986
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	567,000	543,007
				5,449,760
Real Estate — .9%
Agree LP, Gtd. Notes	2.00	6/15/2028	410,000	389,438
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	78,000	65,812
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.38	8/15/2031	40,000	36,811
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	200,000	189,025
American Assets Trust LP, Gtd. Notes	3.38	2/1/2031	50,000	45,500
American Homes 4 Rent LP, Sr. Unscd. Notes	3.38	7/15/2051	92,000	60,029
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	7/15/2034	250,000	250,983
American Tower Corp., Sr. Unscd. Notes	1.88	10/15/2030	25,000	22,205
American Tower Corp., Sr. Unscd. Notes	2.10	6/15/2030	25,000	22,603
American Tower Corp., Sr. Unscd. Notes	2.30	9/15/2031	117,000	103,362
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	35,000	31,825
American Tower Corp., Sr. Unscd. Notes	2.90	1/15/2030	75,000	70,594
American Tower Corp., Sr. Unscd. Notes	2.95	1/15/2051	87,000	53,962
American Tower Corp., Sr. Unscd. Notes	3.10	6/15/2050	95,000	60,798
American Tower Corp., Sr. Unscd. Notes	3.70	10/15/2049	20,000	14,418
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	57,000	55,704

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Real Estate — .9% (continued)
American Tower Corp., Sr. Unscd. Notes	3.95	3/15/2029	596,000	586,877
American Tower Corp., Sr. Unscd. Notes	4.90	3/15/2030	25,000	25,245
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	100,000	101,288
American Tower Corp., Sr. Unscd. Notes	5.25	7/15/2028	69,000	70,080
American Tower Corp., Sr. Unscd. Notes	5.40	1/31/2035	120,000	121,429
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	95,000	97,712
American Tower Corp., Sr. Unscd. Notes	5.90	11/15/2033	39,000	40,852
AvalonBay Communities, Inc., Sr. Unscd. Notes	4.35	12/1/2030	316,000	313,238
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.00	2/15/2033	50,000	50,549
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.30	12/7/2033	300,000	308,098
Boston Properties LP, Sr. Unscd. Notes	2.55	4/1/2032	122,000	105,836
Boston Properties LP, Sr. Unscd. Notes	3.25	1/30/2031	426,000	394,133
Boston Properties LP, Sr. Unscd. Notes	3.40	6/21/2029	27,000	25,944
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	575,000	573,493
Brixmor Operating Partnership LP, Sr. Unscd. Notes	2.50	8/16/2031	190,000	169,457
Broadstone NET Lease LLC, Gtd. Notes	2.60	9/15/2031	15,000	13,226
Camden Property Trust, Sr. Unscd. Notes	3.35	11/1/2049	35,000	23,819
Camden Property Trust, Sr. Unscd. Notes	4.10	10/15/2028	40,000	39,799
CBRE Services, Inc., Gtd. Notes	4.90	1/15/2033	250,000	247,077
CBRE Services, Inc., Gtd. Notes	5.95	8/15/2034	15,000	15,650
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	265,000	267,936
Cousins Properties LP, Gtd. Notes	5.88	10/1/2034	140,000	142,619
Crown Castle, Inc., Sr. Unscd. Notes	3.25	1/15/2051	130,000	83,784
Crown Castle, Inc., Sr. Unscd. Notes	4.00	11/15/2049	150,000	109,000
Crown Castle, Inc., Sr. Unscd. Notes	4.15	7/1/2050	15,000	11,393
Crown Castle, Inc., Sr. Unscd. Notes	4.30	2/15/2029	50,000	49,558
Crown Castle, Inc., Sr. Unscd. Notes	4.75	5/15/2047	65,000	54,088
Crown Castle, Inc., Sr. Unscd. Notes	5.00	1/11/2028	50,000	50,371
Crown Castle, Inc., Sr. Unscd. Notes	5.10	5/1/2033	127,000	125,880
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	200,000	197,576
Digital Realty Trust LP, Gtd. Bonds	3.70	8/15/2027	260,000	257,525
Digital Realty Trust LP, Gtd. Notes	4.45	7/15/2028	95,000	94,851
DOC DR LLC, Gtd. Notes	3.95	1/15/2028	25,000	24,756
EPR Properties, Gtd. Notes	4.50	6/1/2027	50,000	49,813
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	522,000	467,762
Equinix, Inc., Sr. Unscd. Notes	2.95	9/15/2051	155,000	95,673
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	70,000	46,672
Equinix, Inc., Sr. Unscd. Notes	3.90	4/15/2032	50,000	47,428
ERP Operating LP, Sr. Unscd. Bonds	4.50	6/1/2045	65,000	55,361
ERP Operating LP, Sr. Unscd. Notes	4.00	8/1/2047	25,000	19,685
ERP Operating LP, Sr. Unscd. Notes	4.15	12/1/2028	200,000	198,875
ERP Operating LP, Sr. Unscd. Notes	4.50	7/1/2044	120,000	104,661
Essex Portfolio LP, Gtd. Notes	2.55	6/15/2031	310,000	278,237
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	500,000	441,938
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	470,000	406,816
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	125,000	122,962
Extra Space Storage LP, Gtd. Notes	5.40	6/15/2035	610,000	613,338
Extra Space Storage LP, Gtd. Notes	5.50	7/1/2030	60,000	61,566
Federal Realty OP LP, Sr. Unscd. Notes	3.20	6/15/2029	76,000	72,915
Federal Realty OP LP, Sr. Unscd. Notes	3.50	6/1/2030	600,000	574,266

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Real Estate — .9% (continued)
Federal Realty OP LP, Sr. Unscd. Notes	4.50	12/1/2044	40,000	33,939
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	130,000	116,340
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.00	1/15/2030	140,000	134,460
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.25	2/15/2033	65,000	64,003
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.30	1/15/2029	50,000	50,349
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	9/15/2034	50,000	49,650
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.75	6/1/2028	45,000	45,592
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	6.75	12/1/2033	155,000	164,240
Healthpeak OP LLC, Gtd. Notes	5.25	12/15/2032	100,000	100,919
Highwoods Realty LP, Sr. Unscd. Notes	3.05	2/15/2030	50,000	46,308
Highwoods Realty LP, Sr. Unscd. Notes	7.65	2/1/2034	629,000	700,936
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	207,000	210,559
Invitation Homes Operating Partnership LP, Gtd. Notes	2.30	11/15/2028	71,000	67,120
Jones Lang Lasalle, Inc., Sr. Unscd. Notes	6.88	12/1/2028	30,000	31,571
Kilroy Realty LP, Gtd. Notes	6.25	1/15/2036	285,000	285,157
Kimco Realty OP LLC, Gtd. Notes	3.70	10/1/2049	95,000	68,920
Mid-America Apartments LP, Sr. Unscd. Notes	3.60	6/1/2027	40,000	39,736
Mid-America Apartments LP, Sr. Unscd. Notes	4.65	1/15/2033	300,000	294,911
National Health Investors, Inc., Gtd. Notes	3.00	2/1/2031	95,000	85,955
NNN REIT, Inc., Sr. Unscd. Notes	3.00	4/15/2052	76,000	46,526
NNN REIT, Inc., Sr. Unscd. Notes	3.50	4/15/2051	25,000	17,248
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	10,000	10,271
OMEGA Healthcare Investors, Inc., Gtd. Notes	3.63	10/1/2029	115,000	110,655
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.75	1/15/2028	25,000	25,012
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	355,000	312,387
ProLogis LP, Sr. Unscd. Notes	1.75	2/1/2031	160,000	141,017
ProLogis LP, Sr. Unscd. Notes	2.88	11/15/2029	267,000	253,645
ProLogis LP, Sr. Unscd. Notes	5.13	1/15/2034	275,000	277,115
Public Storage Operating Co., Gtd. Notes	1.95	11/9/2028	500,000	472,293
Public Storage Operating Co., Gtd. Notes	2.25	11/9/2031	100,000	88,836
Public Storage Operating Co., Gtd. Notes	3.39	5/1/2029	105,000	102,374
Public Storage Operating Co., Gtd. Notes	5.10	8/1/2033	46,000	46,800
Rayonier LP, Gtd. Notes	2.75	5/17/2031	65,000	58,574
Realty Income Corp., Gtd. Notes	3.40	1/15/2030	110,000	105,702
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	203,000	200,340
Realty Income Corp., Sr. Unscd. Notes	2.70	2/15/2032	25,000	22,316
Realty Income Corp., Sr. Unscd. Notes	3.20	2/15/2031	10,000	9,373
Realty Income Corp., Sr. Unscd. Notes	3.25	6/15/2029	151,000	145,718
Realty Income Corp., Sr. Unscd. Notes	3.40	1/15/2028	55,000	54,099
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	60,000	59,749
Realty Income Corp., Sr. Unscd. Notes	4.65	3/15/2047	181,000	155,349
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	60,000	59,861
Regency Centers LP, Gtd. Notes	2.95	9/15/2029	130,000	123,803
Regency Centers LP, Gtd. Notes	4.40	2/1/2047	25,000	20,807
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	40,000	34,664
Sabra Health Care LP, Gtd. Notes	3.90	10/15/2029	202,000	196,148
Safehold GL Holdings LLC, Gtd. Notes	2.80	6/15/2031	44,000	39,868
Simon Property Group LP, Sr. Unscd. Notes	2.20	2/1/2031	316,000	284,358
Simon Property Group LP, Sr. Unscd. Notes	2.45	9/13/2029	125,000	117,295
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	15,000	13,942

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Real Estate — .9% (continued)
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	102,000	69,124
Simon Property Group LP, Sr. Unscd. Notes	3.38	6/15/2027	48,000	47,561
Simon Property Group LP, Sr. Unscd. Notes	3.38	12/1/2027	90,000	88,802
Simon Property Group LP, Sr. Unscd. Notes	4.75	9/26/2034	100,000	97,820
Simon Property Group LP, Sr. Unscd. Notes	4.75	3/15/2042	70,000	63,078
Simon Property Group LP, Sr. Unscd. Notes	5.13	10/1/2035	200,000	200,325
Simon Property Group LP, Sr. Unscd. Notes	5.50	3/8/2033	30,000	31,097
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	53,819
Store Capital LLC, Sr. Unscd. Notes	2.70	12/1/2031	78,000	68,418
Store Capital LLC, Sr. Unscd. Notes	2.75	11/18/2030	20,000	18,044
Sun Communities Operating LP, Gtd. Notes	4.20	4/15/2032	35,000	33,586
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	40,000	35,785
UDR, Inc., Gtd. Notes	2.10	8/1/2032	48,000	40,727
UDR, Inc., Gtd. Notes	3.00	8/15/2031	50,000	46,018
Ventas Realty LP, Gtd. Notes	3.00	1/15/2030	15,000	14,158
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	228,000	226,764
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	15,000	12,904
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	315,000	315,005
VICI Properties LP, Sr. Unscd. Notes	5.63	5/15/2052	208,000	188,530
Welltower OP LLC, Gtd. Notes	2.75	1/15/2031	237,000	218,187
Welltower OP LLC, Gtd. Notes	3.10	1/15/2030	52,000	49,538
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	11/15/2029	375,000	367,929
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	4/15/2030	25,000	24,355
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	3/9/2052	41,000	30,245
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	50,000	41,690
WP Carey, Inc., Sr. Unscd. Notes	3.85	7/15/2029	25,000	24,431
				18,528,926
Retailing — .6%
AutoNation, Inc., Sr. Unscd. Notes	1.95	8/1/2028	45,000	42,459
AutoNation, Inc., Sr. Unscd. Notes	5.89	3/15/2035	100,000	102,398
AutoZone, Inc., Sr. Unscd. Notes	4.00	4/15/2030	75,000	73,363
AutoZone, Inc., Sr. Unscd. Notes	4.50	2/1/2028	65,000	65,143
AutoZone, Inc., Sr. Unscd. Notes	6.25	11/1/2028	411,000	428,641
Best Buy Co., Inc., Sr. Unscd. Notes	4.45	10/1/2028	318,000	318,388
Costco Wholesale Corp., Sr. Unscd. Notes	1.38	6/20/2027	70,000	67,994
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	15,000	13,584
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	333,000	329,969
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	80,000	72,937
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	4.10	1/15/2052	85,000	60,368
Dollar General Corp., Sr. Unscd. Notes	4.13	4/3/2050	53,000	40,077
Dollar General Corp., Sr. Unscd. Notes	5.20	7/5/2028	10,000	10,144
Dollar General Corp., Sr. Unscd. Notes	5.45	7/5/2033	325,000	331,153
Dollar Tree, Inc., Sr. Unscd. Notes	3.38	12/1/2051	25,000	16,150
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	136,000	135,209
Genuine Parts Co., Sr. Unscd. Notes	2.75	2/1/2032	20,000	17,414
Lowe’s Cos., Inc., Sr. Unscd. Notes	1.70	9/15/2028	420,000	395,213
Lowe’s Cos., Inc., Sr. Unscd. Notes	1.70	10/15/2030	40,000	35,411
Lowe’s Cos., Inc., Sr. Unscd. Notes	2.63	4/1/2031	110,000	100,549
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.00	10/15/2050	85,000	52,442
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.50	4/1/2051	77,000	52,241

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Retailing — .6% (continued)
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.70	4/15/2046	433,000	319,498
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.75	4/1/2032	305,000	289,663
Lowe’s Cos., Inc., Sr. Unscd. Notes	4.00	10/15/2028	725,000	719,485
Lowe’s Cos., Inc., Sr. Unscd. Notes	4.05	5/3/2047	105,000	80,955
Lowe’s Cos., Inc., Sr. Unscd. Notes	4.25	4/1/2052	209,000	160,739
Lowe’s Cos., Inc., Sr. Unscd. Notes	4.45	4/1/2062	129,000	97,851
Lowe’s Cos., Inc., Sr. Unscd. Notes(b)	5.80	9/15/2062	125,000	119,533
McDonald’s Corp., Sr. Unscd. Notes	2.63	9/1/2029	341,000	323,362
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	115,000	82,721
McDonald’s Corp., Sr. Unscd. Notes	3.80	4/1/2028	26,000	25,810
McDonald’s Corp., Sr. Unscd. Notes	4.20	4/1/2050	175,000	138,246
McDonald’s Corp., Sr. Unscd. Notes	4.45	3/1/2047	91,000	75,907
McDonald’s Corp., Sr. Unscd. Notes	4.70	12/9/2035	269,000	262,751
McDonald’s Corp., Sr. Unscd. Notes	4.95	8/14/2033	125,000	126,996
McDonald’s Corp., Sr. Unscd. Notes(b)	5.45	8/14/2053	115,000	108,312
McDonald’s Corp., Sr. Unscd. Notes	5.70	2/1/2039	65,000	67,311
McDonald’s Corp., Sr. Unscd. Notes	6.30	3/1/2038	135,000	147,106
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	20,000	17,494
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.60	9/1/2027	50,000	49,508
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.90	6/1/2029	45,000	44,362
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	350,000	346,065
Starbucks Corp., Sr. Unscd. Notes	3.35	3/12/2050	60,000	40,488
Starbucks Corp., Sr. Unscd. Notes	3.50	11/15/2050	102,000	70,537
Starbucks Corp., Sr. Unscd. Notes	3.55	8/15/2029	168,000	163,937
Starbucks Corp., Sr. Unscd. Notes	3.75	12/1/2047	150,000	110,617
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	40,000	32,550
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	165,000	164,938
Target Corp., Sr. Unscd. Notes	2.35	2/15/2030	40,000	37,269
Target Corp., Sr. Unscd. Notes(b)	2.95	1/15/2052	120,000	75,418
Target Corp., Sr. Unscd. Notes	3.38	4/15/2029	223,000	218,019
Target Corp., Sr. Unscd. Notes(b)	4.50	9/15/2032	100,000	100,503
Target Corp., Sr. Unscd. Notes	4.80	1/15/2053	265,000	232,137
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	127,000	110,031
The Home Depot, Inc., Sr. Unscd. Notes	2.38	3/15/2051	271,000	151,137
The Home Depot, Inc., Sr. Unscd. Notes	2.70	4/15/2030	168,000	158,144
The Home Depot, Inc., Sr. Unscd. Notes	2.95	6/15/2029	125,000	120,267
The Home Depot, Inc., Sr. Unscd. Notes	3.50	9/15/2056	15,000	10,204
The Home Depot, Inc., Sr. Unscd. Notes	3.63	4/15/2052	235,000	167,710
The Home Depot, Inc., Sr. Unscd. Notes	4.25	4/1/2046	400,000	330,069
The Home Depot, Inc., Sr. Unscd. Notes	4.50	9/15/2032	600,000	599,375
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	839,000	851,658
The Home Depot, Inc., Sr. Unscd. Notes	4.95	6/25/2034	640,000	643,549
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	374,000	397,919
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	10,000	9,424
The TJX Companies, Inc., Sr. Unscd. Notes	1.60	5/15/2031	102,000	89,351
Tractor Supply Co., Sr. Unscd. Notes	5.25	5/15/2033	15,000	15,137
Walmart, Inc., Sr. Unscd. Notes	1.50	9/22/2028	60,000	56,646
Walmart, Inc., Sr. Unscd. Notes	2.50	9/22/2041	100,000	71,579
Walmart, Inc., Sr. Unscd. Notes	2.65	9/22/2051	285,000	175,868
Walmart, Inc., Sr. Unscd. Notes	2.95	9/24/2049	213,000	142,108

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Retailing — .6% (continued)
Walmart, Inc., Sr. Unscd. Notes	3.70	6/26/2028	50,000	49,712
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	15,000	14,983
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	10,000	9,223
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	105,000	104,617
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	213,000	174,205
Walmart, Inc., Sr. Unscd. Notes	4.10	4/15/2033	525,000	517,345
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	129,000	111,369
Walmart, Inc., Sr. Unscd. Notes	5.25	9/1/2035	70,000	72,989
				12,765,954
Semiconductors & Semiconductor Equipment — .6%
Analog Devices, Inc., Sr. Unscd. Notes	1.70	10/1/2028	370,000	348,933
Analog Devices, Inc., Sr. Unscd. Notes	2.95	10/1/2051	200,000	127,412
Analog Devices, Inc., Sr. Unscd. Notes	3.45	6/15/2027	268,000	265,955
Applied Materials, Inc., Sr. Unscd. Notes	5.10	10/1/2035	330,000	334,793
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	387,000	382,713
Broadcom, Inc., Gtd. Notes	1.95	2/15/2028	30,000	28,850
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	200,000	182,192
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	70,000	61,235
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	205,000	163,854
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	275,000	230,984
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	1,099,000	991,509
Broadcom, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2029	50,000	49,509
Broadcom, Inc., Sr. Unscd. Notes(a)	4.15	4/15/2032	175,000	169,635
Broadcom, Inc., Sr. Unscd. Notes	4.60	7/15/2030	190,000	190,764
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	1,130,000	1,104,143
Broadcom, Inc., Sr. Unscd. Notes	4.90	7/15/2032	200,000	201,788
Broadcom, Inc., Sr. Unscd. Notes(a)	4.93	5/15/2037	50,000	48,691
Broadcom, Inc., Sr. Unscd. Notes	5.15	11/15/2031	295,000	302,080
Broadcom, Inc., Sr. Unscd. Notes	5.20	7/15/2035	100,000	100,827
Intel Corp., Sr. Unscd. Notes	2.45	11/15/2029	155,000	144,293
Intel Corp., Sr. Unscd. Notes	2.80	8/12/2041	50,000	34,805
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	170,000	95,659
Intel Corp., Sr. Unscd. Notes	3.20	8/12/2061	50,000	28,655
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	50,000	32,184
Intel Corp., Sr. Unscd. Notes	3.73	12/8/2047	355,000	253,433
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	145,811
Intel Corp., Sr. Unscd. Notes	4.00	8/5/2029	200,000	196,694
Intel Corp., Sr. Unscd. Notes	4.00	12/15/2032	764,000	722,754
Intel Corp., Sr. Unscd. Notes	4.10	5/19/2046	75,000	57,562
Intel Corp., Sr. Unscd. Notes	4.60	3/25/2040	95,000	84,787
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	150,000	122,985
Intel Corp., Sr. Unscd. Notes	4.90	8/5/2052	70,000	58,182
Intel Corp., Sr. Unscd. Notes	4.95	3/25/2060	50,000	40,748
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	130,000	107,023
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	50,000	50,809
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	550,000	557,258
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	50,000	48,121
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	70,000	65,449
KLA Corp., Sr. Unscd. Notes	3.30	3/1/2050	50,000	34,186
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	54,000	53,672

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	221,000	200,763
LAM Research Corp., Sr. Unscd. Notes	2.88	6/15/2050	44,000	27,880
LAM Research Corp., Sr. Unscd. Notes	3.13	6/15/2060	275,000	166,793
Marvell Technology, Inc., Gtd. Notes	4.75	7/15/2030	50,000	50,223
Micron Technology, Inc., Sr. Unscd. Notes	3.37	11/1/2041	150,000	115,813
NVIDIA Corp., Sr. Unscd. Notes	2.85	4/1/2030	124,000	117,546
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2050	421,000	309,311
NXP BV/NXP Funding LLC, Gtd. Notes	5.55	12/1/2028	110,000	112,432
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	80,000	60,175
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	6,000	5,951
QUALCOMM, Inc., Sr. Unscd. Notes	2.15	5/20/2030	100,000	91,555
QUALCOMM, Inc., Sr. Unscd. Notes	3.25	5/20/2050	50,000	33,576
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	355,000	289,708
QUALCOMM, Inc., Sr. Unscd. Notes	5.00	5/20/2035	200,000	200,174
QUALCOMM, Inc., Sr. Unscd. Notes	6.00	5/20/2053	60,000	61,319
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	450,000	369,003
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/15/2028	806,000	812,164
Texas Instruments, Inc., Sr. Unscd. Notes	5.00	3/14/2053	65,000	59,151
Texas Instruments, Inc., Sr. Unscd. Notes	5.05	5/18/2063	135,000	119,692
TSMC Arizona Corp., Gtd. Notes	2.50	10/25/2031	260,000	235,876
TSMC Arizona Corp., Gtd. Notes	4.50	4/22/2052	5,000	4,615
Xilinx, Inc., Gtd. Notes	2.38	6/1/2030	40,000	36,933
				11,701,590
Supranational Bank — 1.3%
African Development Bank, Jr. Sub. Notes(d)	5.75	5/7/2034	200,000	195,362
African Development Bank, Sr. Unscd. Bonds	4.38	3/14/2028	240,000	241,904
African Development Bank, Sr. Unscd. Notes	4.38	11/3/2027	1,415,000	1,424,023
Asian Development Bank, Sr. Unscd. Bonds	6.22	8/15/2027	317,000	324,580
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	35,000	31,116
Asian Development Bank, Sr. Unscd. Notes	1.75	9/19/2029	224,000	208,481
Asian Development Bank, Sr. Unscd. Notes	3.13	9/26/2028	273,000	268,091
Asian Development Bank, Sr. Unscd. Notes	3.88	6/14/2033	750,000	733,454
Asian Development Bank, Sr. Unscd. Notes	4.25	1/14/2036	500,000	494,463
Asian Development Bank, Sr. Unscd. Notes	4.50	8/25/2028	915,000	926,806
Asian Development Bank, Sr. Unscd. Notes	4.75	2/12/2030	50,000	50,177
Corp. Andina de Fomento, Sr. Unscd. Bonds	5.00	1/22/2030	30,000	30,738
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	370,000	377,846
Council of Europe Development Bank, Sr. Unscd. Bonds	3.63	1/26/2028	75,000	74,618
European Bank for Reconstruction & Development, Notes	4.38	3/9/2028	213,000	214,700
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.25	3/13/2034	505,000	504,002
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	290,000	268,459
European Investment Bank, Sr. Unscd. Bonds	3.25	11/15/2027	635,000	628,928
European Investment Bank, Sr. Unscd. Bonds	3.63	7/15/2030	900,000	887,174
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	97,333
European Investment Bank, Sr. Unscd. Bonds	3.88	6/15/2028	1,255,000	1,254,431
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	715,000	708,017
European Investment Bank, Sr. Unscd. Bonds	4.25	8/16/2032	45,000	45,206
European Investment Bank, Sr. Unscd. Bonds	4.63	2/12/2035	500,000	510,241
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	700,000	619,353
European Investment Bank, Sr. Unscd. Notes	1.25	2/14/2031	100,000	87,978

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Supranational Bank — 1.3% (continued)
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	75,000	73,808
European Investment Bank, Sr. Unscd. Notes	3.75	5/15/2029	1,100,000	1,094,777
European Investment Bank, Sr. Unscd. Notes(b)	3.75	3/13/2031	350,000	345,582
European Investment Bank, Sr. Unscd. Notes	4.75	6/15/2029	1,302,000	1,333,044
Inter-American Development Bank, Sr. Unscd. Bonds	1.13	7/20/2028	440,000	414,112
Inter-American Development Bank, Sr. Unscd. Bonds	4.13	2/15/2029	410,000	412,026
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	880,000	771,208
Inter-American Development Bank, Sr. Unscd. Notes	2.25	6/18/2029	248,000	235,700
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	138,000	135,989
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	45,000	43,004
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	835,000	816,287
Inter-American Development Bank, Sr. Unscd. Notes	3.88	10/28/2041	150,000	132,157
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	185,000	184,747
Inter-American Development Bank, Unscd. Bonds	0.63	9/16/2027	115,000	109,984
Inter-American Investment Corp., Sr. Unscd. Bonds	4.25	4/1/2030	30,000	30,145
Inter-American Investment Corp., Sr. Unscd. Notes	3.63	11/20/2028	500,000	495,513
Inter-American Investment Corp., Sr. Unscd. Notes	4.25	2/14/2029	25,000	25,154
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.75	8/26/2030	775,000	675,636
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.13	9/13/2028	970,000	909,257
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	260,000	228,812
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.13	6/15/2027	1,525,000	1,511,544
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	788,000	785,684
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	8/28/2034	30,000	29,039
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.00	7/25/2030	155,000	154,926
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	11/3/2031	2,580,000	2,267,933
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.50	3/29/2032	400,000	366,064
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	2/15/2035	155,000	159,191
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	2.50	11/22/2027	1,183,000	1,158,092
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	5.10	4/5/2034	135,000	135,546
International Finance Corp., Sr. Unscd. Notes	0.75	8/27/2030	350,000	305,030
Nordic Investment Bank, Sr. Unscd. Bonds	3.75	8/28/2028	275,000	273,966
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	30,000	29,769
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	4.13	1/18/2029	300,000	301,555
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.13	1/14/2036	500,000	489,449
				27,642,211
Technology Hardware & Equipment — .4%
Accenture Capital, Inc., Gtd. Notes	4.50	10/4/2034	200,000	192,649
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	140,000	126,784
Apple, Inc., Sr. Unscd. Bonds	4.75	5/12/2035	300,000	303,081
Apple, Inc., Sr. Unscd. Notes	1.25	8/20/2030	138,000	122,021
Apple, Inc., Sr. Unscd. Notes	1.40	8/5/2028	105,000	99,304
Apple, Inc., Sr. Unscd. Notes(b)	1.65	5/11/2030	500,000	453,655
Apple, Inc., Sr. Unscd. Notes	1.70	8/5/2031	250,000	220,590
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	152,000	143,529
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	60,000	42,524
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	485,000	296,727
Apple, Inc., Sr. Unscd. Notes	2.65	2/8/2051	431,000	261,807
Apple, Inc., Sr. Unscd. Notes	2.70	8/5/2051	370,000	225,594

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Technology Hardware & Equipment — .4% (continued)
Apple, Inc., Sr. Unscd. Notes	2.85	8/5/2061	100,000	57,838
Apple, Inc., Sr. Unscd. Notes	2.90	9/12/2027	36,000	35,502
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	150,000	98,803
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	260,000	257,344
Apple, Inc., Sr. Unscd. Notes	3.25	8/8/2029	166,000	162,106
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	155,000	147,630
Apple, Inc., Sr. Unscd. Notes	3.85	5/4/2043	411,000	339,842
Apple, Inc., Sr. Unscd. Notes	3.85	8/4/2046	166,000	131,922
Apple, Inc., Sr. Unscd. Notes	3.95	8/8/2052	25,000	19,373
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	350,000	350,187
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	116,000	116,156
Apple, Inc., Sr. Unscd. Notes	4.20	5/12/2030	200,000	200,822
Apple, Inc., Sr. Unscd. Notes(b)	4.50	5/12/2032	200,000	203,033
Apple, Inc., Sr. Unscd. Notes	4.65	2/23/2046	207,000	185,918
Apple, Inc., Sr. Unscd. Notes(b)	4.85	5/10/2053	85,000	77,835
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	348,000	262,154
Dell International LLC/EMC Corp., Gtd. Notes(b)	3.45	12/15/2051	40,000	27,313
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	50,000	50,814
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	25,000	26,037
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	19,000	22,608
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.30	10/1/2029	168,000	171,612
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.20	7/15/2030	110,000	116,057
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	100,000	124,000
Dell, Inc., Sr. Unscd. Notes	6.50	4/15/2038	20,000	21,489
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	492,000	443,714
HP, Inc., Sr. Unscd. Notes	3.00	6/17/2027	397,000	390,719
HP, Inc., Sr. Unscd. Notes	4.75	1/15/2028	20,000	20,087
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	50,000	48,760
International Business Machines Corp., Sr. Unscd. Notes	2.95	5/15/2050	480,000	291,990
International Business Machines Corp., Sr. Unscd. Notes	3.43	2/9/2052	60,000	39,067
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	140,000	112,771
International Business Machines Corp., Sr. Unscd. Notes	4.15	7/27/2027	431,000	430,394
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	189,900	164,141
International Business Machines Corp., Sr. Unscd. Notes	4.50	2/6/2028	215,000	215,600
International Business Machines Corp., Sr. Unscd. Notes	4.70	2/19/2046	210,000	177,321
International Business Machines Corp., Sr. Unscd. Notes	4.90	7/27/2052	274,000	228,049
International Business Machines Corp., Sr. Unscd. Notes	5.10	2/6/2053	139,000	119,977
Kyndryl Holdings, Inc., Sr. Unscd. Notes	4.10	10/15/2041	185,000	132,929
Leidos, Inc., Gtd. Notes	5.50	3/15/2035	100,000	101,654
Teledyne FLIR LLC, Sr. Unscd. Notes	2.50	8/1/2030	25,000	22,985
				8,634,818
Telecommunication Services — 1.0%
America Movil SAB de CV, Gtd. Notes	6.13	3/30/2040	20,000	21,039
America Movil SAB de CV, Sr. Unscd. Notes	4.38	7/16/2042	305,000	263,725
AT&T, Inc., Sr. Unscd. Bonds	5.65	2/15/2047	50,000	47,397
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	305,000	291,204
AT&T, Inc., Sr. Unscd. Notes	2.25	2/1/2032	125,400	109,378
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	382,000	322,648
AT&T, Inc., Sr. Unscd. Notes	3.10	2/1/2043	60,000	42,832
AT&T, Inc., Sr. Unscd. Notes	3.30	2/1/2052	200,000	125,904

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Telecommunication Services — 1.0% (continued)
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	470,000	304,367
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	143,000	91,988
AT&T, Inc., Sr. Unscd. Notes	3.65	6/1/2051	150,000	101,724
AT&T, Inc., Sr. Unscd. Notes	3.65	9/15/2059	335,000	213,512
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	1,015,000	676,270
AT&T, Inc., Sr. Unscd. Notes	4.10	2/15/2028	165,000	164,354
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	75,000	74,396
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	400,000	399,371
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	62,000	58,638
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	260,500	208,493
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	50,000	39,781
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	700,000	587,319
AT&T, Inc., Sr. Unscd. Notes	4.90	11/1/2035	300,000	291,524
AT&T, Inc., Sr. Unscd. Notes	5.15	3/15/2042	219,000	199,579
AT&T, Inc., Sr. Unscd. Notes	5.25	3/1/2037	250,000	246,712
AT&T, Inc., Sr. Unscd. Notes	5.40	2/15/2034	508,000	517,111
AT&T, Inc., Sr. Unscd. Notes	5.70	11/1/2054	75,000	69,547
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	4.30	7/29/2049	79,000	62,023
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	4.46	4/1/2048	74,000	59,651
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	5.55	2/15/2054	106,000	99,074
British Telecommunications PLC, Sr. Unscd. Notes	5.13	12/4/2028	100,000	101,353
Cisco Systems, Inc., Sr. Unscd. Notes	5.30	2/26/2054	50,000	46,770
Cisco Systems, Inc., Sr. Unscd. Notes	5.35	2/26/2064	632,000	581,927
Corning, Inc., Sr. Unscd. Notes	5.35	11/15/2048	60,000	56,155
Corning, Inc., Sr. Unscd. Notes	5.45	11/15/2079	197,000	177,993
Corning, Inc., Sr. Unscd. Notes	5.85	11/15/2068	55,000	52,888
Deutsche Telekom International Finance BV, Gtd. Bonds(e)	8.25	6/15/2030	50,000	57,348
Deutsche Telekom International Finance BV, Gtd. Bonds	9.25	6/1/2032	100,000	122,478
Juniper Networks, Inc., Sr. Unscd. Notes	2.00	12/10/2030	135,000	118,529
Juniper Networks, Inc., Sr. Unscd. Notes	3.75	8/15/2029	40,000	38,928
Motorola Solutions, Inc., Sr. Unscd. Notes	2.30	11/15/2030	292,000	263,533
Motorola Solutions, Inc., Sr. Unscd. Notes	2.75	5/24/2031	82,000	74,702
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	2/23/2028	15,000	15,047
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	600,000	607,524
Motorola Solutions, Inc., Sr. Unscd. Notes	5.60	6/1/2032	99,000	102,526
Nokia OYJ, Sr. Unscd. Notes	6.63	5/15/2039	210,000	221,634
Orange SA, Sr. Unscd. Notes	5.38	1/13/2042	102,000	98,135
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	295,000	347,280
Rogers Communications, Inc., Gtd. Notes	4.50	3/15/2042	200,000	168,935
Rogers Communications, Inc., Gtd. Notes	5.30	2/15/2034	300,000	298,537
Sprint Capital Corp., Gtd. Notes	6.88	11/15/2028	325,000	343,177
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	35,000	41,630
Telefonica Emisiones SA, Gtd. Notes	4.90	3/6/2048	240,000	199,834
Telefonica Emisiones SA, Gtd. Notes	5.52	3/1/2049	130,000	117,609
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	343,000	378,538
Telefonica Europe BV, Gtd. Notes	8.25	9/15/2030	91,000	102,948
TELUS Corp., Sr. Unscd. Notes	3.70	9/15/2027	109,000	107,772
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	27,000	25,923
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	100,000	94,478
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	391,000	355,379

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Telecommunication Services — 1.0% (continued)
T-Mobile USA, Inc., Gtd. Notes	2.70	3/15/2032	109,000	97,001
T-Mobile USA, Inc., Gtd. Notes	2.88	2/15/2031	650,000	598,772
T-Mobile USA, Inc., Gtd. Notes	3.30	2/15/2051	260,000	168,211
T-Mobile USA, Inc., Gtd. Notes	3.40	10/15/2052	164,000	106,880
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	95,000	61,275
T-Mobile USA, Inc., Gtd. Notes	4.38	4/15/2040	315,000	275,297
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	85,000	68,026
T-Mobile USA, Inc., Gtd. Notes	4.80	7/15/2028	368,000	371,229
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	415,000	419,307
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	103,000	103,462
T-Mobile USA, Inc., Gtd. Notes	5.15	4/15/2034	300,000	301,192
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	403,000	378,228
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2034	260,000	270,919
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2054	75,000	71,152
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	166,000	157,525
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	99,000	97,227
Verizon Communications, Inc., Sr. Unscd. Notes	1.50	9/18/2030	205,000	180,534
Verizon Communications, Inc., Sr. Unscd. Notes	1.68	10/30/2030	140,000	123,632
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	30,000	26,380
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	325,000	312,157
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	455,000	397,890
Verizon Communications, Inc., Sr. Unscd. Notes	2.85	9/3/2041	50,000	35,197
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	435,000	262,788
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	554,000	314,316
Verizon Communications, Inc., Sr. Unscd. Notes	3.15	3/22/2030	50,000	47,623
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	210,000	161,104
Verizon Communications, Inc., Sr. Unscd. Notes	3.55	3/22/2051	93,000	64,559
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	140,000	92,348
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	161,000	159,224
Verizon Communications, Inc., Sr. Unscd. Notes(b)	3.88	3/1/2052	30,000	21,836
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	260,000	256,394
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	503,000	503,308
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	127,000	123,240
Verizon Communications, Inc., Sr. Unscd. Notes	4.52	9/15/2048	194,000	158,728
Verizon Communications, Inc., Sr. Unscd. Notes	4.75	1/15/2033	200,000	197,501
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	250,000	242,575
Verizon Communications, Inc., Sr. Unscd. Notes	4.81	3/15/2039	500,000	464,488
Verizon Communications, Inc., Sr. Unscd. Notes	4.86	8/21/2046	50,000	43,383
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	200,000	195,248
Verizon Communications, Inc., Sr. Unscd. Notes	5.01	8/21/2054	34,000	29,212
Verizon Communications, Inc., Sr. Unscd. Notes	5.05	5/9/2033	165,000	166,859
Verizon Communications, Inc., Sr. Unscd. Notes(b)	5.50	3/16/2047	40,000	37,733
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	200,000	194,514
Verizon Communications, Inc., Sr. Unscd. Notes	5.85	9/15/2035	305,000	319,734
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	200,000	193,069
Verizon Communications, Inc., Sr. Unscd. Notes	6.00	11/30/2065	200,000	192,680
Verizon Communications, Inc., Sr. Unscd. Notes	6.55	9/15/2043	260,000	278,224
Vodafone Group PLC, Sr. Unscd. Bonds	6.15	2/27/2037	175,000	188,007
Vodafone Group PLC, Sr. Unscd. Notes	4.88	6/19/2049	25,000	21,327
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	200,000	187,191

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Telecommunication Services — 1.0% (continued)
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	95,000	88,253
Vodafone Group PLC, Sr. Unscd. Notes	5.88	6/28/2064	280,000	265,001
				21,101,031
Transportation — .5%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	3.90	8/1/2046	165,000	128,806
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.15	12/15/2048	90,000	71,798
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.45	1/15/2053	155,000	127,224
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	222,000	193,326
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	5.75	5/1/2040	80,000	83,380
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	315,000	342,896
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.20	8/15/2036	25,000	27,241
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.45	3/15/2043	113,000	98,562
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.70	9/1/2045	40,000	35,359
Canadian National Railway Co., Sr. Unscd. Debs.	6.38	11/15/2037	61,000	67,239
Canadian National Railway Co., Sr. Unscd. Notes	2.45	5/1/2050	100,000	58,339
Canadian National Railway Co., Sr. Unscd. Notes	4.20	3/12/2031	115,000	113,456
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	50,000	48,269
Canadian National Railway Co., Sr. Unscd. Notes	4.45	1/20/2049	115,000	96,269
Canadian National Railway Co., Sr. Unscd. Notes	5.85	11/1/2033	510,000	543,340
Canadian National Railway Co., Sr. Unscd. Notes	6.20	6/1/2036	115,000	124,676
Canadian National Railway Co., Sr. Unscd. Notes	6.25	8/1/2034	113,000	122,833
Canadian Pacific Railway Co., Gtd. Notes	2.88	11/15/2029	193,000	183,021
Canadian Pacific Railway Co., Gtd. Notes	4.70	5/1/2048	35,000	30,306
Canadian Pacific Railway Co., Gtd. Notes	4.80	8/1/2045	50,000	44,601
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	226,000	205,462
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	205,000	206,773
CSX Corp., Sr. Unscd. Notes	2.40	2/15/2030	600,000	558,430
CSX Corp., Sr. Unscd. Notes	3.25	6/1/2027	40,000	39,592
CSX Corp., Sr. Unscd. Notes	3.35	9/15/2049	175,000	120,495
CSX Corp., Sr. Unscd. Notes	3.80	4/15/2050	95,000	70,493
CSX Corp., Sr. Unscd. Notes(b)	4.10	11/15/2032	100,000	97,332
CSX Corp., Sr. Unscd. Notes	4.10	3/15/2044	110,000	90,648
CSX Corp., Sr. Unscd. Notes	4.50	11/15/2052	100,000	83,254
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	13,000	11,301
CSX Corp., Sr. Unscd. Notes	5.20	11/15/2033	200,000	205,019
CSX Corp., Sr. Unscd. Notes	6.22	4/30/2040	20,000	21,627
FedEx Corp., Gtd. Bonds	4.90	1/15/2034	130,000	128,881
FedEx Corp., Gtd. Notes	3.10	8/5/2029	50,000	48,005
FedEx Corp., Gtd. Notes	3.10	8/5/2029	120,000	115,248
FedEx Corp., Gtd. Notes	3.25	5/15/2041	124,000	93,106
FedEx Corp., Gtd. Notes	3.88	8/1/2042	275,000	216,702
FedEx Corp., Gtd. Notes	4.05	2/15/2048	75,000	57,266
FedEx Corp., Gtd. Notes	4.25	5/15/2030	150,000	148,502
FedEx Corp., Gtd. Notes	4.40	1/15/2047	70,000	56,352
FedEx Corp., Gtd. Notes	4.55	4/1/2046	35,000	29,070
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000	168,434
FedEx Corp., Gtd. Notes	4.75	11/15/2045	15,000	12,850
FedEx Corp., Gtd. Notes	5.10	1/15/2044	59,000	53,670
GXO Logistics, Inc., Sr. Unscd. Notes	2.65	7/15/2031	50,000	44,639
Kirby Corp., Sr. Unscd. Notes	4.20	3/1/2028	55,000	54,731

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Transportation — .5% (continued)
Norfolk Southern Corp., Sr. Unscd. Bonds	4.84	10/1/2041	50,000	46,290
Norfolk Southern Corp., Sr. Unscd. Notes	2.55	11/1/2029	189,000	178,060
Norfolk Southern Corp., Sr. Unscd. Notes	3.05	5/15/2050	738,000	474,396
Norfolk Southern Corp., Sr. Unscd. Notes	4.05	8/15/2052	145,000	110,451
Norfolk Southern Corp., Sr. Unscd. Notes	4.15	2/28/2048	50,000	39,871
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	3/1/2033	110,000	108,160
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	6/15/2045	25,000	21,275
Norfolk Southern Corp., Sr. Unscd. Notes	4.55	6/1/2053	114,000	94,341
Norfolk Southern Corp., Sr. Unscd. Notes(b)	5.35	8/1/2054	60,000	55,950
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	175,000	177,771
Ryder System, Inc., Sr. Unscd. Notes(b)	5.65	3/1/2028	45,000	45,966
Union Pacific Corp., Sr. Unscd. Notes	2.38	5/20/2031	100,000	90,875
Union Pacific Corp., Sr. Unscd. Notes	2.40	2/5/2030	164,000	152,973
Union Pacific Corp., Sr. Unscd. Notes	2.80	2/14/2032	190,000	173,190
Union Pacific Corp., Sr. Unscd. Notes	2.97	9/16/2062	266,000	152,943
Union Pacific Corp., Sr. Unscd. Notes	3.25	2/5/2050	75,000	51,016
Union Pacific Corp., Sr. Unscd. Notes	3.35	8/15/2046	90,000	64,069
Union Pacific Corp., Sr. Unscd. Notes	3.50	2/14/2053	250,000	174,066
Union Pacific Corp., Sr. Unscd. Notes	3.70	3/1/2029	38,000	37,462
Union Pacific Corp., Sr. Unscd. Notes	3.75	2/5/2070	100,000	66,457
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	15,000	10,219
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	95,000	94,494
Union Pacific Corp., Sr. Unscd. Notes	3.95	8/15/2059	230,000	166,883
Union Pacific Corp., Sr. Unscd. Notes	4.05	11/15/2045	45,000	36,107
Union Pacific Corp., Sr. Unscd. Notes	4.05	3/1/2046	125,000	99,991
Union Pacific Corp., Sr. Unscd. Notes	4.10	9/15/2067	15,000	10,840
Union Pacific Corp., Sr. Unscd. Notes	4.30	3/1/2049	85,000	69,348
Union Pacific Corp., Sr. Unscd. Notes	4.95	5/15/2053	10,000	8,887
Union Pacific Corp., Sr. Unscd. Notes	5.60	12/1/2054	60,000	58,589
Union Pacific Corp., Sr. Unscd. Notes	6.63	2/1/2029	50,000	53,009
United Parcel Service, Inc., Sr. Unscd. Bonds	5.25	5/14/2035	100,000	102,400
United Parcel Service, Inc., Sr. Unscd. Bonds	5.95	5/14/2055	100,000	101,447
United Parcel Service, Inc., Sr. Unscd. Notes	2.50	9/1/2029	245,000	232,293
United Parcel Service, Inc., Sr. Unscd. Notes	3.05	11/15/2027	148,000	145,634
United Parcel Service, Inc., Sr. Unscd. Notes	4.25	3/15/2049	202,000	162,423
United Parcel Service, Inc., Sr. Unscd. Notes	4.45	4/1/2030	300,000	301,849
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	235,000	239,224
United Parcel Service, Inc., Sr. Unscd. Notes	5.30	4/1/2050	135,000	126,729
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	100,792
				9,915,563
Utilities — 2.4%
AEP Texas, Inc., Sr. Unscd. Notes	5.70	5/15/2034	355,000	366,477
AEP Texas, Inc., Sr. Unscd. Notes, Ser. I	2.10	7/1/2030	90,000	81,718
AEP Transmission Co. LLC, Sr. Unscd. Notes	3.80	6/15/2049	30,000	22,050
AEP Transmission Co. LLC, Sr. Unscd. Notes	4.25	9/15/2048	90,000	71,914
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	60,000	38,826
Alabama Power Co., Sr. Unscd. Notes	4.30	1/2/2046	65,000	53,587
Alabama Power Co., Sr. Unscd. Notes	5.85	11/15/2033	500,000	528,078
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	50,000	47,604
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	85,000	74,606

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Ameren Illinois Co., First Mortgage Bonds	2.90	6/15/2051	110,000	67,731
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	250,000	266,462
American Electric Power Co., Inc., Sr. Unscd. Notes	2.30	3/1/2030	150,000	137,815
American Electric Power Co., Inc., Sr. Unscd. Notes	5.20	1/15/2029	70,000	71,307
American Electric Power Co., Inc., Sr. Unscd. Notes	5.75	11/1/2027	200,000	203,496
American Water Capital Corp., Sr. Unscd. Bonds	5.25	3/1/2035	200,000	202,868
American Water Capital Corp., Sr. Unscd. Bonds	6.59	10/15/2037	115,000	128,833
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	100,000	93,966
American Water Capital Corp., Sr. Unscd. Notes	3.25	6/1/2051	50,000	33,337
American Water Capital Corp., Sr. Unscd. Notes	3.45	5/1/2050	250,000	173,985
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2028	104,000	102,708
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	70,000	52,585
American Water Capital Corp., Sr. Unscd. Notes	4.45	6/1/2032	100,000	98,518
Appalachian Power Co., Sr. Unscd. Notes	5.65	4/1/2034	250,000	257,536
Arizona Public Service Co., Sr. Unscd. Notes	2.20	12/15/2031	255,000	222,452
Arizona Public Service Co., Sr. Unscd. Notes	2.60	8/15/2029	750,000	704,860
Arizona Public Service Co., Sr. Unscd. Notes	3.50	12/1/2049	65,000	44,714
Arizona Public Service Co., Sr. Unscd. Notes	5.90	8/15/2055	200,000	196,365
Atmos Energy Corp., Sr. Unscd. Notes	2.85	2/15/2052	85,000	52,093
Atmos Energy Corp., Sr. Unscd. Notes	3.38	9/15/2049	52,000	36,006
Atmos Energy Corp., Sr. Unscd. Notes	4.13	3/15/2049	115,000	90,509
Atmos Energy Corp., Sr. Unscd. Notes	4.15	1/15/2043	100,000	83,820
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	115,000	122,622
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	35,000	36,935
Avista Corp., First Mortgage Bonds	4.35	6/1/2048	50,000	40,143
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.30	6/1/2034	280,000	284,335
Berkshire Hathaway Energy Co., Sr. Unscd. Bonds	5.95	5/15/2037	165,000	174,823
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	254,000	249,344
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	180,000	132,434
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	4.45	1/15/2049	150,000	122,084
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	234,000	222,163
Black Hills Corp., Sr. Unscd. Notes	6.15	5/15/2034	126,000	132,902
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	3.95	3/1/2048	164,000	127,227
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	5.30	4/1/2053	115,000	107,613
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AD	2.90	7/1/2050	74,000	46,469
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AJ	4.85	10/1/2052	50,000	43,734
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AQ	4.95	8/15/2035	25,000	24,751
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	1.75	10/1/2030	97,000	86,157
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	5.25	3/1/2028	245,000	248,970
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	20,000	20,370
CenterPoint Energy, Inc., Jr. Sub. Notes, Ser. A	7.00	2/15/2055	50,000	51,630
Commonwealth Edison Co., First Mortgage Bonds	3.70	8/15/2028	65,000	64,244
Commonwealth Edison Co., First Mortgage Bonds	3.70	3/1/2045	150,000	114,639
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2048	320,000	248,344
Commonwealth Edison Co., First Mortgage Bonds, Ser. 123	3.75	8/15/2047	70,000	52,142
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	3.70	11/15/2059	90,000	61,474
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	12/1/2045	209,000	176,028

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	5/15/2058	75,000	59,586
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.63	12/1/2054	40,000	32,947
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 5-A	5.30	3/1/2035	105,000	106,832
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 7-A	6.30	8/15/2037	65,000	70,461
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.30	12/1/2056	25,000	19,345
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	2.40	6/15/2031	325,000	293,712
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	3.60	6/15/2061	200,000	133,628
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.13	3/15/2035	250,000	251,571
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2055	200,000	189,498
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes, Ser. C	4.00	11/15/2057	50,000	36,261
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	6/15/2042	65,000	63,837
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	10/1/2041	55,000	55,377
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.13	1/15/2034	45,000	48,091
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	283,000	298,789
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.50	10/1/2053	110,000	116,904
Consumers Energy Co., First Mortgage Bonds	3.50	8/1/2051	100,000	70,781
Consumers Energy Co., First Mortgage Bonds	3.75	2/15/2050	80,000	58,914
Consumers Energy Co., First Mortgage Bonds	4.20	9/1/2052	195,000	153,513
Delmarva Power & Light Co., First Mortgage Bonds	4.15	5/15/2045	50,000	40,380
Dominion Energy South Carolina, Inc., First Mortgage Bonds	4.60	6/15/2043	100,000	87,642
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.10	6/1/2065	70,000	61,288
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.45	2/1/2041	25,000	24,679
Dominion Energy South Carolina, Inc., First Mortgage Bonds	6.25	10/15/2053	60,000	62,985
Dominion Energy South Carolina, Inc., First Mortgage Bonds, Ser. A	2.30	12/1/2031	500,000	443,631
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	100,102
Dominion Energy, Inc., Jr. Sub. Notes	6.20	2/15/2056	100,000	100,115
Dominion Energy, Inc., Jr. Sub. Notes, Ser. A	6.88	2/1/2055	250,000	259,459
Dominion Energy, Inc., Jr. Sub. Notes, Ser. B	7.00	6/1/2054	353,000	375,805
Dominion Energy, Inc., Sr. Unscd. Notes	5.38	11/15/2032	25,000	25,564
Dominion Energy, Inc., Sr. Unscd. Notes	7.00	6/15/2038	112,000	123,979
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	70,000	66,900
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	4.90	8/1/2041	25,000	22,497
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	25,000	26,602
DTE Electric Co., General Ref. Mortgage Bonds	3.70	6/1/2046	50,000	37,545
DTE Electric Co., General Ref. Mortgage Bonds	4.30	7/1/2044	200,000	166,733
DTE Electric Co., General Ref. Mortgage Bonds	5.25	5/15/2035	200,000	202,664
DTE Electric Co., General Ref. Mortgage Bonds	5.85	5/15/2055	200,000	200,038
DTE Energy Co., Sr. Unscd. Notes	4.88	6/1/2028	360,000	362,873
DTE Energy Co., Sr. Unscd. Notes	5.05	10/1/2035	200,000	196,389
Duke Energy Carolinas LLC, First Mortgage Bonds	2.85	3/15/2032	115,000	104,641
Duke Energy Carolinas LLC, First Mortgage Bonds	4.25	12/15/2041	50,000	43,134
Duke Energy Carolinas LLC, First Mortgage Bonds	4.95	1/15/2033	100,000	101,264
Duke Energy Carolinas LLC, First Mortgage Bonds	5.40	1/15/2054	29,000	27,304
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	3.88	3/15/2046	75,000	57,787
Duke Energy Corp., Sr. Unscd. Notes	2.45	6/1/2030	95,000	87,596
Duke Energy Corp., Sr. Unscd. Notes	3.50	6/15/2051	62,000	41,473
Duke Energy Corp., Sr. Unscd. Notes	3.75	9/1/2046	90,000	66,245
Duke Energy Corp., Sr. Unscd. Notes	4.80	12/15/2045	250,000	214,214
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2029	75,000	75,747
Duke Energy Corp., Sr. Unscd. Notes	4.95	9/15/2035	200,000	195,676

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Duke Energy Corp., Sr. Unscd. Notes	5.00	12/8/2027	200,000	202,102
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	295,000	251,803
Duke Energy Corp., Sr. Unscd. Notes	6.10	9/15/2053	85,000	84,669
Duke Energy Florida LLC, First Mortgage Bonds	1.75	6/15/2030	100,000	89,764
Duke Energy Florida LLC, First Mortgage Bonds	2.40	12/15/2031	106,000	94,584
Duke Energy Florida LLC, First Mortgage Bonds	3.80	7/15/2028	20,000	19,814
Duke Energy Florida LLC, First Mortgage Bonds	5.88	11/15/2033	1,050,000	1,112,664
Duke Energy Florida LLC, First Mortgage Bonds	6.20	11/15/2053	150,000	156,763
Duke Energy Indiana LLC, First Mortgage Bonds	5.90	5/15/2055	150,000	149,531
Duke Energy Indiana LLC, Sr. Unscd. Debs.	6.12	10/15/2035	50,000	53,198
Duke Energy Ohio, Inc., First Mortgage Bonds	3.70	6/15/2046	50,000	37,141
Duke Energy Progress LLC, First Mortgage Bonds	3.60	9/15/2047	50,000	36,264
Duke Energy Progress LLC, First Mortgage Bonds	3.70	9/1/2028	85,000	84,068
Duke Energy Progress LLC, First Mortgage Bonds	4.38	3/30/2044	100,000	83,935
Duke Energy Progress LLC, First Mortgage Bonds	5.05	3/15/2035	100,000	100,298
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	200,000	203,001
Duke Energy Progress LLC, First Mortgage Bonds	5.25	3/15/2033	150,000	153,905
Duke Energy Progress LLC, First Mortgage Bonds	5.55	3/15/2055	160,000	153,221
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A3	2.80	7/1/2041	250,000	190,923
Edison International, Sr. Unscd. Notes	4.13	3/15/2028	105,000	103,383
Emera US Finance LP, Gtd. Notes	2.64	6/15/2031	230,000	204,785
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	50,000	41,479
ENEL Chile SA, Sr. Unscd. Notes	4.88	6/12/2028	100,000	100,813
Entergy Corp., Jr. Sub. Notes	7.13	12/1/2054	50,000	51,471
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	230,000	214,305
Entergy Louisiana LLC, Collateral Trust Bonds	3.05	6/1/2031	455,000	423,171
Entergy Louisiana LLC, Collateral Trust Bonds	4.00	3/15/2033	160,000	152,427
Entergy Louisiana LLC, Collateral Trust Bonds	4.20	9/1/2048	60,000	47,440
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	10,000	8,780
Entergy Louisiana LLC, First Mortgage Bonds	2.35	6/15/2032	251,000	220,206
Entergy Louisiana LLC, First Mortgage Bonds	4.95	1/15/2045	100,000	90,884
Entergy Louisiana LLC, First Mortgage Bonds	5.70	3/15/2054	170,000	164,946
Entergy Mississippi LLC, First Mortgage Bonds	2.85	6/1/2028	155,000	150,547
Entergy Mississippi LLC, First Mortgage Bonds	5.05	4/15/2036	1,000,000	983,380
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	80,000	78,956
Essential Utilities, Inc., Sr. Unscd. Notes	2.70	4/15/2030	100,000	92,970
Essential Utilities, Inc., Sr. Unscd. Notes	3.57	5/1/2029	200,000	194,487
Evergy Kansas Central, Inc., First Mortgage Bonds	4.25	12/1/2045	90,000	72,928
Evergy Kansas Central, Inc., First Mortgage Bonds	5.25	3/15/2035	250,000	251,736
Evergy Metro, Inc., General Ref. Mortgage Bonds	4.95	4/15/2033	85,000	85,208
Evergy, Inc., Sr. Unscd. Notes	2.90	9/15/2029	100,000	94,828
Eversource Energy, Sr. Unscd. Notes	5.13	5/15/2033	465,000	465,289
Eversource Energy, Sr. Unscd. Notes	5.45	3/1/2028	225,000	228,417
Eversource Energy, Sr. Unscd. Notes	5.95	2/1/2029	135,000	139,584
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	100,000	99,158
Eversource Energy, Sr. Unscd. Notes, Ser. R(b)	1.65	8/15/2030	100,000	88,101
Exelon Corp., Sr. Unscd. Notes	4.70	4/15/2050	210,000	174,386
Exelon Corp., Sr. Unscd. Notes	5.15	3/15/2028	248,000	250,924
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	200,000	194,606
FirstEnergy Transmission LLC, Sr. Unscd. Notes	4.75	1/15/2033	100,000	98,821

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Florida Power & Light Co., First Mortgage Bonds	2.88	12/4/2051	250,000	155,425
Florida Power & Light Co., First Mortgage Bonds	3.15	10/1/2049	25,000	16,719
Florida Power & Light Co., First Mortgage Bonds	3.95	3/1/2048	130,000	101,369
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	300,000	232,437
Florida Power & Light Co., First Mortgage Bonds	4.40	5/15/2028	245,000	246,050
Florida Power & Light Co., First Mortgage Bonds	4.63	5/15/2030	310,000	312,570
Florida Power & Light Co., First Mortgage Bonds	4.80	5/15/2033	125,000	125,225
Florida Power & Light Co., First Mortgage Bonds(b)	5.05	4/1/2028	115,000	116,856
Florida Power & Light Co., First Mortgage Bonds	5.15	6/15/2029	100,000	102,480
Florida Power & Light Co., First Mortgage Bonds	5.80	3/15/2065	42,000	41,465
Florida Power & Light Co., First Mortgage Bonds	5.96	4/1/2039	95,000	100,910
Florida Power & Light Co., Sr. Unscd. Notes, Ser. A	3.30	5/30/2027	310,000	307,575
Georgia Power Co., Sr. Unscd. Notes	4.30	3/15/2043	25,000	21,127
Georgia Power Co., Sr. Unscd. Notes	5.13	5/15/2052	145,000	132,233
Georgia Power Co., Sr. Unscd. Notes, Ser. A	3.25	3/15/2051	317,000	212,527
Idaho Power Co., First Mortgage Bonds	5.20	8/15/2034	65,000	65,930
Idaho Power Co., First Mortgage Bonds, Ser. K	4.20	3/1/2048	25,000	19,989
Idaho Power Co., First Mortgage Notes	5.80	4/1/2054	50,000	49,740
Indiana Michigan Power Co., Sr. Unscd. Notes	4.25	8/15/2048	300,000	237,261
Indiana Michigan Power Co., Sr. Unscd. Notes	5.60	3/15/2056	500,000	481,100
Interstate Power & Light Co., Sr. Unscd. Debs.	2.30	6/1/2030	15,000	13,718
Interstate Power & Light Co., Sr. Unscd. Debs.	3.60	4/1/2029	350,000	342,386
Interstate Power & Light Co., Sr. Unscd. Notes	4.95	9/30/2034	100,000	98,485
Interstate Power & Light Co., Sr. Unscd. Notes	5.45	9/30/2054	100,000	92,584
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	150,000	148,582
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Scd. Notes	5.08	10/1/2054	9,813	9,222
MidAmerican Energy Co., First Mortgage Bonds	4.25	7/15/2049	270,000	216,408
MidAmerican Energy Co., First Mortgage Bonds	5.50	11/15/2056	100,000	95,411
MidAmerican Energy Co., First Mortgage Bonds	5.80	10/15/2036	171,000	180,213
MidAmerican Energy Co., First Mortgage Bonds	5.85	9/15/2054	30,000	30,012
Mississippi Power Co., Sr. Unscd. Notes, Ser. 12-A	4.25	3/15/2042	30,000	25,100
National Fuel Gas Co., Sr. Unscd. Notes	2.95	3/1/2031	85,000	77,463
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	255,000	264,684
National Grid USA, Sr. Unscd. Notes	5.80	4/1/2035	120,000	124,506
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.02	11/1/2032	50,000	48,069
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.40	11/1/2048	50,000	40,970
National Rural Utilities Cooperative Finance Corp., Collateral Trust Notes	5.00	8/15/2034	310,000	312,566
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.80	3/15/2028	257,000	258,953
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.05	9/15/2028	160,000	162,458
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	200,000	204,516
Nevada Power Co., General Ref. Mortgage Bonds, Ser. EE	3.13	8/1/2050	42,000	26,817
Nevada Power Co., General Ref. Mortgage Notes, Ser. CC	3.70	5/1/2029	255,000	249,837
Nevada Power Co., General Ref. Mortgage Notes, Ser. N	6.65	4/1/2036	50,000	55,179
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.25	6/1/2030	347,000	316,556
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.75	11/1/2029	75,000	71,050
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.44	1/15/2032	240,000	211,974
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	1/15/2052	208,000	127,989
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.50	4/1/2029	85,000	82,817
NextEra Energy Capital Holdings, Inc., Gtd. Notes(b)	5.00	2/28/2030	80,000	81,257

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	3/15/2030	52,000	52,905
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	175,000	176,776
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	110,000	99,100
NiSource, Inc., Jr. Sub. Notes	6.95	11/30/2054	10,000	10,333
NiSource, Inc., Sr. Unscd. Notes	3.49	5/15/2027	155,000	153,741
NiSource, Inc., Sr. Unscd. Notes	4.38	5/15/2047	140,000	113,456
NiSource, Inc., Sr. Unscd. Notes	4.80	2/15/2044	110,000	96,119
NiSource, Inc., Sr. Unscd. Notes	5.00	6/15/2052	176,000	151,939
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	150,000	144,771
NiSource, Inc., Sr. Unscd. Notes	5.95	6/15/2041	163,000	166,153
Northern States Power Co., First Mortgage Bonds	2.90	3/1/2050	35,000	22,557
Northern States Power Co., First Mortgage Bonds	5.10	5/15/2053	367,000	331,741
Northern States Power Co., First Mortgage Bonds	5.35	11/1/2039	100,000	99,687
Northwest Natural Holding Co., Jr. Sub. Notes	7.00	9/15/2055	50,000	51,670
NSTAR Electric Co., Sr. Unscd. Debs.	4.55	6/1/2052	45,000	37,457
Oglethorpe Power Corp., First Mortgage Bonds	5.05	10/1/2048	200,000	175,165
Oglethorpe Power Corp., First Mortgage Bonds	5.38	11/1/2040	50,000	48,486
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	3.80	8/15/2028	130,000	128,534
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	5.60	4/1/2053	60,000	57,462
Oncor Electric Delivery Co. LLC, Scd. Notes	4.65	11/1/2029	400,000	403,119
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.10	9/15/2049	205,000	132,841
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	11/15/2028	100,000	98,528
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	5/15/2050	50,000	36,171
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.80	9/30/2047	50,000	37,374
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.30	5/15/2028	10,000	10,000
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	140,000	122,373
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.35	4/1/2035	200,000	203,782
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.65	11/15/2033	50,000	52,319
One Gas, Inc., Sr. Unscd. Notes	4.50	11/1/2048	45,000	38,124
Pacific Gas & Electric Co., First Mortgage Bonds	2.50	2/1/2031	430,000	386,836
Pacific Gas & Electric Co., First Mortgage Bonds	3.30	8/1/2040	120,000	89,695
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	225,000	148,665
Pacific Gas & Electric Co., First Mortgage Bonds	3.75	7/1/2028	205,400	201,617
Pacific Gas & Electric Co., First Mortgage Bonds	3.95	12/1/2047	50,000	36,470
Pacific Gas & Electric Co., First Mortgage Bonds	4.00	12/1/2046	50,000	36,705
Pacific Gas & Electric Co., First Mortgage Bonds	4.65	8/1/2028	100,000	99,971
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	784,000	650,988
Pacific Gas & Electric Co., First Mortgage Bonds	5.25	3/1/2052	66,000	56,532
Pacific Gas & Electric Co., First Mortgage Bonds	6.75	1/15/2053	247,000	257,350
Pacific Gas & Electric Co., Sr. Scd. Bonds	3.25	6/1/2031	70,000	64,727
Pacific Gas & Electric Co., Sr. Scd. Bonds	4.20	6/1/2041	123,000	100,168
PacifiCorp, First Mortgage Bonds	4.10	2/1/2042	50,000	39,873
PacifiCorp, First Mortgage Bonds	4.13	1/15/2049	100,000	75,190
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	510,000	382,877
PacifiCorp, First Mortgage Bonds	5.35	12/1/2053	100,000	88,254
PacifiCorp, First Mortgage Bonds	6.00	1/15/2039	360,000	366,261
PECO Energy Co., First Mortgage Bonds	3.90	3/1/2048	300,000	228,754
PECO Energy Co., First Mortgage Bonds	4.90	6/15/2033	209,000	210,554
PECO Energy Co., First Ref. Mortgage Bonds	5.95	10/1/2036	350,000	372,071
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	1.46	7/15/2031	28,323	26,172

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	2.28	1/15/2036	85,000	70,304
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A3	2.82	7/15/2046	25,000	18,392
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	3.59	6/1/2030	40,562	39,854
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.26	6/1/2036	140,000	134,827
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	250,000	244,714
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	160,000	152,024
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	2.50	3/15/2031	25,000	22,559
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.35	6/1/2050	130,000	87,234
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	4.65	8/1/2043	65,000	55,838
PPL Electric Utilities Corp., First Mortgage Bonds	5.25	5/15/2053	270,000	249,891
PPL Electric Utilities Corp., First Mortgage Bonds	6.25	5/15/2039	622,000	671,178
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	85,000	95,581
Public Service Co. of Colorado, First Mortgage Bonds	3.60	9/15/2042	25,000	19,194
Public Service Co. of Colorado, First Mortgage Bonds	4.05	9/15/2049	42,000	32,068
Public Service Co. of Colorado, First Mortgage Bonds	5.25	4/1/2053	600,000	543,118
Public Service Co. of Colorado, First Mortgage Bonds, Ser. 34	3.20	3/1/2050	77,000	50,727
Public Service Co. of New Hampshire, First Mortgage Bonds	5.15	1/15/2053	90,000	82,071
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.25	1/15/2033	100,000	101,474
Public Service Electric & Gas Co., First Mortgage Bonds	1.90	8/15/2031	315,000	276,023
Public Service Electric & Gas Co., First Mortgage Bonds	3.15	1/1/2050	50,000	33,067
Public Service Electric & Gas Co., First Mortgage Bonds	3.80	3/1/2046	60,000	46,072
Public Service Electric & Gas Co., First Mortgage Bonds	4.05	5/1/2048	100,000	78,183
Public Service Electric & Gas Co., First Mortgage Bonds	4.90	12/15/2032	100,000	101,120
Public Service Electric & Gas Co., First Mortgage Bonds	4.90	8/15/2035	100,000	99,459
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	119,000	113,425
Public Service Electric & Gas Co., Sr. Scd. Notes	3.65	9/1/2042	25,000	19,691
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	60,000	52,895
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.88	10/15/2028	15,000	15,458
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	338,000	358,552
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	168,000	160,533
Puget Energy, Inc., Sr. Scd. Notes	4.10	6/15/2030	75,000	72,774
Puget Energy, Inc., Sr. Scd. Notes	4.22	3/15/2032	130,000	124,132
Puget Energy, Inc., Sr. Scd. Notes	5.73	3/15/2035	400,000	402,445
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.33	6/15/2034	241,000	244,878
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	58,000	58,769
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. RRR	3.75	6/1/2047	368,000	272,044
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	105,000	70,110
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. XXX	3.00	3/15/2032	100,000	91,137
Sempra, Sr. Unscd. Notes	3.25	6/15/2027	128,000	126,266
Sempra, Sr. Unscd. Notes	3.80	2/1/2038	160,000	135,218
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	100,000	74,423
Sempra, Sr. Unscd. Notes	6.00	10/15/2039	505,000	515,633
Sierra Pacific Power Co., General Ref. Mortgage Notes	5.90	3/15/2054	90,000	88,728
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	100,000	98,165
Southern California Edison Co., First Mortgage Bonds	2.85	8/1/2029	120,000	113,261
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	105,000	71,826
Southern California Edison Co., First Mortgage Bonds	5.70	3/1/2053	50,000	45,707
Southern California Edison Co., First Mortgage Bonds	5.85	11/1/2027	103,000	104,879
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	215,000	224,656
Southern California Edison Co., First Mortgage Bonds, Ser. B	4.88	3/1/2049	70,000	58,010

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Southern California Edison Co., First Mortgage Bonds, Ser. E	5.45	6/1/2052	100,000	88,291
Southern California Edison Co., First Mortgage Bonds, Ser. G	2.50	6/1/2031	275,000	245,423
Southern California Edison Co., First Mortgage Bonds, Ser. H	3.65	6/1/2051	115,000	78,091
Southern California Edison Co., First Ref. Mortgage Bonds	4.00	4/1/2047	602,000	443,943
Southern California Edison Co., First Ref. Mortgage Bonds	6.00	1/15/2034	50,000	51,904
Southern California Edison Co., First Ref. Mortgage Bonds	6.05	3/15/2039	85,000	86,257
Southern California Gas Co., First Mortgage Bonds	3.75	9/15/2042	44,000	34,331
Southern California Gas Co., First Mortgage Bonds	5.05	9/1/2034	227,000	228,043
Southern California Gas Co., First Mortgage Bonds	5.20	6/1/2033	10,000	10,183
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	25,000	25,063
Southern California Gas Co., First Mortgage Bonds, Ser. WW	3.95	2/15/2050	20,000	14,966
Southern California Gas Co., Sr. Scd. Bonds, Ser. UU	4.13	6/1/2048	90,000	69,335
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	45,000	36,574
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. B	5.10	9/15/2035	50,000	49,426
Southern Power Co., Sr. Unscd. Notes	5.15	9/15/2041	100,000	94,372
Southern Power Co., Sr. Unscd. Notes	5.25	7/15/2043	45,000	42,028
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	510,000	503,961
Southwest Gas Corp., Sr. Unscd. Notes	2.20	6/15/2030	130,000	118,156
Southwestern Electric Power Co., Sr. Unscd. Notes	3.25	11/1/2051	50,000	32,043
Spire Missouri, Inc., First Mortgage Bonds	4.80	2/15/2033	45,000	44,958
Spire Missouri, Inc., First Mortgage Bonds, Ser. 2034	5.15	8/15/2034	45,000	45,300
Tampa Electric Co., Sr. Unscd. Notes	2.40	3/15/2031	60,000	54,317
Tampa Electric Co., Sr. Unscd. Notes	3.63	6/15/2050	115,000	82,138
The AES Corp., Sr. Unscd. Notes	2.45	1/15/2031	60,000	53,431
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	330,000	333,216
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	5.95	12/15/2036	30,000	31,011
The Connecticut Light & Power Company, First Mortgage Bonds	5.25	1/15/2053	42,000	38,910
The Connecticut Light & Power Company, First Mortgage Bonds, Ser. A	4.15	6/1/2045	65,000	52,816
The Connecticut Light & Power Company, First Ref. Mortgage Bonds	4.30	4/15/2044	200,000	167,405
The Dayton Power & Light Company, First Mortgage Bonds	4.55	8/15/2030	100,000	98,475
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	439,900	362,224
The Southern Company, Sr. Unscd. Notes	4.85	6/15/2028	57,000	57,479
The Southern Company, Sr. Unscd. Notes	5.50	3/15/2029	168,000	172,747
The Southern Company, Sr. Unscd. Notes	5.70	3/15/2034	15,000	15,529
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	25,000	26,892
Tucson Electric Power Co., Sr. Unscd. Notes	1.50	8/1/2030	50,000	43,964
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	60,000	45,394
Tucson Electric Power Co., Sr. Unscd. Notes	5.50	4/15/2053	50,000	47,189
Tucson Electric Power Co., Sr. Unscd. Notes	5.90	4/15/2055	50,000	49,524
Union Electric Co., First Mortgage Bonds	2.95	3/15/2030	50,000	47,284
Union Electric Co., First Mortgage Bonds	3.25	10/1/2049	122,000	81,902
Union Electric Co., First Mortgage Bonds	4.00	4/1/2048	46,000	35,657
Union Electric Co., First Mortgage Bonds	5.13	3/15/2055	200,000	180,468
Union Electric Co., First Mortgage Bonds	5.45	3/15/2053	60,000	56,669
Union Electric Co., Sr. Scd. Notes	3.90	9/15/2042	50,000	40,372
Union Electric Co., Sr. Scd. Notes	8.45	3/15/2039	50,000	63,770
Virginia Electric & Power Co., Sr. Unscd. Notes	2.45	12/15/2050	235,000	131,337
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	200,000	200,060
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	10,000	10,229
Virginia Electric & Power Co., Sr. Unscd. Notes	5.70	8/15/2053	90,000	87,132

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.3% (continued)
Utilities — 2.4% (continued)
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. A	3.80	4/1/2028	100,000	99,096
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	80,000	79,711
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.80	9/15/2047	520,000	388,575
Vistra Operations Co. LLC, Gtd. Notes(a)	5.55	4/30/2036	200,000	198,497
WEC Energy Group, Inc., Sr. Unscd. Notes	2.20	12/15/2028	65,000	61,444
WEC Energy Group, Inc., Sr. Unscd. Notes	4.75	1/15/2028	200,000	201,185
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	201,978
Wisconsin Electric Power Co., Sr. Unscd. Debs.	5.63	5/15/2033	65,000	68,445
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.15	10/15/2030	50,000	49,317
Wisconsin Power & Light Co., Sr. Unscd. Debs.	1.95	9/16/2031	50,000	43,549
Wisconsin Power & Light Co., Sr. Unscd. Notes	3.05	10/15/2027	105,000	103,122
Wisconsin Power & Light Co., Sr. Unscd. Notes	4.95	4/1/2033	50,000	50,097
Wisconsin Power & Light Co., Sr. Unscd. Notes	5.38	3/30/2034	50,000	50,971
Wisconsin Public Service Corp., Sr. Unscd. Notes	3.30	9/1/2049	320,000	216,016
Xcel Energy, Inc., Sr. Unscd. Notes	3.50	12/1/2049	125,000	86,988
Xcel Energy, Inc., Sr. Unscd. Notes	4.00	6/15/2028	75,000	74,440
Xcel Energy, Inc., Sr. Unscd. Notes	4.60	6/1/2032	100,000	98,410
				50,809,265
Total Corporate Bonds and Notes (cost $538,126,714)				527,475,844
Foreign Governmental — 1.7%
Canada, Bonds	3.75	4/26/2028	1,905,000	1,899,846
Chile, Sr. Unscd. Notes	3.10	5/7/2041	432,000	331,345
Chile, Sr. Unscd. Notes	3.24	2/6/2028	323,000	317,159
Chile, Sr. Unscd. Notes	3.50	1/31/2034	520,000	474,505
Chile, Sr. Unscd. Notes	3.63	10/30/2042	200,000	161,262
Chile, Sr. Unscd. Notes	4.35	4/13/2031	350,000	345,591
Chile, Sr. Unscd. Notes	4.85	1/22/2029	200,000	202,481
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	220,000	219,865
Export Development Canada, Govt. Gtd. Notes	4.75	6/5/2034	235,000	241,800
Export-Import Bank of Korea, Sr. Unscd. Bonds	1.25	9/21/2030	595,000	524,810
Export-Import Bank of Korea, Sr. Unscd. Notes	2.50	6/29/2041	40,000	29,267
Export-Import Bank of Korea, Sr. Unscd. Notes	4.13	10/17/2027	150,000	150,003
Export-Import Bank of Korea, Sr. Unscd. Notes	4.50	1/11/2029	250,000	252,407
Hydro-Quebec, Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	145,000	165,073
Indonesia, Sr. Unscd. Bonds	4.30	4/16/2031	200,000	197,349
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	194,474
Indonesia, Sr. Unscd. Notes	2.85	2/14/2030	420,000	394,309
Indonesia, Sr. Unscd. Notes	3.05	3/12/2051	50,000	31,735
Indonesia, Sr. Unscd. Notes	3.35	3/12/2071	386,000	237,857
Indonesia, Sr. Unscd. Notes	3.40	9/18/2029	40,000	38,902
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	380,000	375,496
Indonesia, Sr. Unscd. Notes	3.70	10/30/2049	200,000	145,625
Indonesia, Sr. Unscd. Notes	4.70	2/10/2034	250,000	244,778
Indonesia, Sr. Unscd. Notes	4.85	1/11/2033	200,000	198,651
Indonesia, Sr. Unscd. Notes	4.95	2/21/2036	200,000	195,076
Indonesia, Sr. Unscd. Notes	5.10	2/10/2054	100,000	92,033
Indonesia, Sr. Unscd. Notes	5.25	1/15/2030	200,000	204,565
Indonesia, Sr. Unscd. Notes	5.60	1/15/2035	170,000	174,819

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.7% (continued)
Israel, Govt. Gtd. Notes, Ser. 30Y	5.50	9/18/2033	470,000	500,817
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	683,000	488,328
Israel, Sr. Unscd. Bonds, Ser. 30Y	4.13	1/17/2048	190,000	144,769
Israel, Sr. Unscd. Notes, Ser. 10Y	5.50	3/12/2034	510,000	518,677
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054	313,000	294,754
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.25	1/21/2031	200,000	174,816
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.63	7/19/2028	200,000	202,273
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.88	10/18/2028	165,000	168,005
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/15/2031	326,000	291,546
Japan Bank for International Cooperation, Govt. Gtd. Notes	3.50	10/31/2028	600,000	591,610
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.38	1/24/2031	500,000	503,066
Korea, Sr. Unscd. Notes	3.63	10/29/2030	250,000	245,061
Mexico, Sr. Unscd. Notes	3.50	2/12/2034	1,322,000	1,133,302
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	1,368,000	1,083,381
Mexico, Sr. Unscd. Notes	4.50	4/22/2029	50,000	49,852
Mexico, Sr. Unscd. Notes	4.50	1/31/2050	150,000	111,758
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	90,000	70,081
Mexico, Sr. Unscd. Notes	4.75	4/27/2032	270,000	260,806
Mexico, Sr. Unscd. Notes	4.75	3/8/2044	424,000	344,036
Mexico, Sr. Unscd. Notes	4.88	5/19/2033	295,000	281,480
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	50,000	39,564
Mexico, Sr. Unscd. Notes	5.63	9/22/2035	100,000	97,710
Mexico, Sr. Unscd. Notes	6.13	2/9/2038	1,000,000	989,450
Mexico, Sr. Unscd. Notes	6.34	5/4/2053	200,000	188,732
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	189,379
Mexico, Sr. Unscd. Notes	6.75	9/27/2034	338,000	360,193
Mexico, Sr. Unscd. Notes	6.88	5/13/2037	200,000	211,401
Mexico, Sr. Unscd. Notes	7.38	5/13/2055	200,000	213,365
Mexico, Sr. Unscd. Notes	8.30	8/15/2031	260,000	303,287
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	495,000	538,839
Panama, Sr. Unscd. Bonds	8.88	9/30/2027	397,000	420,037
Panama, Sr. Unscd. Notes	3.16	1/23/2030	425,000	403,010
Panama, Sr. Unscd. Notes	3.30	1/19/2033	34,000	30,471
Panama, Sr. Unscd. Notes	6.40	2/14/2035	130,800	139,736
Panama, Sr. Unscd. Notes	6.88	1/31/2036	50,000	55,068
Panama, Sr. Unsub. Notes	2.25	9/29/2032	65,000	54,958
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	862,000	943,537
Peru, Sr. Unscd. Bonds	8.75	11/21/2033	274,000	335,720
Peru, Sr. Unscd. Notes	1.86	12/1/2032	306,000	253,406
Peru, Sr. Unscd. Notes	2.78	12/1/2060	75,000	40,495
Peru, Sr. Unscd. Notes	3.00	1/15/2034	427,000	368,973
Peru, Sr. Unscd. Notes	3.23	7/28/2121	30,000	16,367
Peru, Sr. Unscd. Notes	5.50	3/30/2036	32,700	33,013
Philippines, Sr. Unscd. Bonds	1.95	1/6/2032	900,000	781,621
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	50,000	39,936
Philippines, Sr. Unscd. Bonds	3.95	1/20/2040	331,000	280,444
Philippines, Sr. Unscd. Bonds	5.50	2/4/2035	350,000	358,486
Philippines, Sr. Unscd. Bonds	5.90	2/4/2050	200,000	202,566
Philippines, Sr. Unscd. Bonds	9.50	2/2/2030	267,000	313,871
Philippines, Sr. Unscd. Notes	2.65	12/10/2045	743,000	469,076
Philippines, Sr. Unscd. Notes	4.75	3/5/2035	30,000	29,156

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.7% (continued)
Philippines, Sr. Unscd. Notes	5.00	1/27/2036	200,000	196,827
Poland, Sr. Unscd. Notes, Ser. 10Y	5.38	4/14/2036	600,000	603,400
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	4/4/2053	355,000	331,185
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	400,000	372,249
Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	110,000	112,068
Province of Alberta Canada, Sr. Unscd. Bonds	1.30	7/22/2030	385,000	343,314
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	780,000	770,406
Province of Alberta Canada, Sr. Unscd. Notes	4.50	6/26/2029	415,000	420,608
Province of British Columbia Canada, Bonds	7.25	9/1/2036	280,000	335,151
Province of British Columbia Canada, Sr. Unscd. Bonds	3.90	8/27/2030	200,000	198,123
Province of British Columbia Canada, Sr. Unscd. Bonds	4.90	4/24/2029	500,000	511,932
Province of British Columbia Canada, Sr. Unscd. Notes	1.30	1/29/2031	344,000	301,738
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	445,000	437,632
Province of Manitoba Canada, Sr. Unscd. Notes, Ser. HB	1.50	10/25/2028	150,000	141,078
Province of Ontario Canada, Sr. Unscd. Bonds	3.90	9/4/2030	80,000	79,299
Province of Ontario Canada, Sr. Unscd. Notes	1.05	5/21/2027	61,000	59,151
Province of Ontario Canada, Sr. Unscd. Notes	1.60	2/25/2031	710,000	631,303
Province of Ontario Canada, Sr. Unscd. Notes	1.80	10/14/2031	656,000	578,654
Province of Ontario Canada, Sr. Unscd. Notes	2.00	10/2/2029	180,000	168,274
Province of Ontario Canada, Sr. Unscd. Notes	2.13	1/21/2032	95,000	84,548
Province of Ontario Canada, Unscd. Bonds	1.13	10/7/2030	995,000	874,783
Province of Quebec Canada, Sr. Unscd. Bonds	4.25	9/5/2034	20,000	19,557
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	124,000	137,153
Province of Quebec Canada, Sr. Unscd. Notes	1.35	5/28/2030	635,000	569,559
Province of Quebec Canada, Sr. Unscd. Notes	4.63	8/28/2035	200,000	199,707
Province of Quebec Canada, Unscd. Notes	1.90	4/21/2031	800,000	718,110
Province of Saskatchewan Canada, Sr. Unscd. Notes	4.65	1/28/2030	150,000	152,448
Republic of Italy, Sr. Unscd. Notes, Ser. 10Y	4.00	10/17/2049	894,000	673,154
Republic of Italy, Sr. Unscd. Notes, Ser. 30Y	3.88	5/6/2051	300,000	217,752
Svensk Exportkredit AB, Sr. Unscd. Notes(c)	0.00	5/11/2037	30,000	17,296
Svensk Exportkredit AB, Sr. Unscd. Notes	4.25	2/1/2029	25,000	25,162
Uruguay, Sr. Unscd. Bonds	4.13	11/20/2045	50,000	43,205
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	290,000	290,753
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	280,000	251,778
Uruguay, Sr. Unscd. Bonds	5.10	6/18/2050	271,000	251,599
Uruguay, Sr. Unscd. Notes	4.38	10/27/2027	782,667	784,627
Total Foreign Governmental (cost $36,721,964)				36,104,951
Municipal Securities — .3%
Bay Area Toll Authority, Revenue Bonds, Ser. S1	7.04	4/1/2050	7,484	8,402
Bay Area Toll Authority, Revenue Bonds, Ser. S3	6.91	10/1/2050	380,000	419,647
California, GO	5.13	9/1/2029	100,000	103,208
California, GO	7.50	4/1/2034	75,000	85,978
California, GO	7.60	11/1/2040	15,000	17,941
California, GO	7.63	3/1/2040	385,000	456,275
California, GO (Build America Bonds)	7.30	10/1/2039	85,000	97,158
California State University, Revenue Bonds, Refunding, Ser. B	2.72	11/1/2052	50,000	32,686
California State University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	15,000	10,028
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bonds, Ser. A	6.90	12/1/2040	90,461	100,531
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.09	11/1/2051	100,000	80,924

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Securities — .3% (continued)
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.51	11/1/2051	40,000	34,212
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	2.84	11/1/2046	175,000	125,819
Georgia Municipal Electric Authority, Revenue Bonds, Refunding	6.64	4/1/2057	95,000	101,354
Idaho Energy Resources Authority, Revenue Bonds	2.86	9/1/2046	45,000	30,926
Illinois, GO	5.10	6/1/2033	17,451	17,718
Indiana Finance Authority, Revenue Bonds, Refunding (Ohio River Bridges East End Crossing Project)	3.05	1/1/2051	65,000	46,266
Los Angeles Department of Airports Customer Facility Charge, Revenue Bonds (Consolidated Rental Car Facility Project) (Insured; Assured Guaranty Corp.) Ser. A	4.24	5/15/2048	620,000	527,682
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corporation Project)	4.48	8/1/2039	100,000	91,546
Massachusetts, GO	5.46	12/1/2039	320,000	321,566
Michigan State University, Revenue Bonds, Ser. A	4.17	8/15/2122	100,000	70,401
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. A	3.23	5/15/2050	500,000	346,410
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	7.10	1/1/2041	345,000	394,345
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	234,559
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.44	6/15/2043	790,000	757,317
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.72	6/15/2042	225,000	224,144
North Texas Tollway Authority, Revenue Bonds, Ser. B	6.72	1/1/2049	15,000	16,302
Port Authority of New York & New Jersey, Revenue Bonds	3.14	2/15/2051	250,000	178,343
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 181	4.96	8/1/2046	100,000	93,542
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.46	10/1/2062	150,000	123,341
Regents of the University of California Medical Center, Revenue Bonds, Ser. N	3.01	5/15/2050	465,000	299,848
Regents of the University of California Medical Center, Revenue Bonds, Refunding, Ser. F	6.58	5/15/2049	315,000	332,680
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	3.27	5/1/2043	60,000	47,824
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.59	1/1/2043	30,000	25,710
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.82	1/1/2048	170,000	133,847
San Diego County Regional Transportation Commission, Revenue Bonds	5.91	4/1/2048	45,000	44,620
San Francisco Public Utilities Commission, Revenue Bonds	6.95	11/1/2050	110,000	120,225
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	100,000	97,240
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	50,000	50,252
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project) Ser. B	3.92	12/31/2049	10,000	7,836
The Ohio State University, Revenue Bonds, Ser. A	4.80	6/1/2111	10,000	8,118
University of Michigan, Revenue Bonds, Ser. A	4.45	4/1/2122	50,000	38,294
University of Michigan, Revenue Bonds, Ser. B	2.44	4/1/2040	54,000	40,112
University of Virginia, Revenue Bonds, Refunding, Ser. B	2.58	11/1/2051	100,000	59,675
Total Municipal Securities (cost $7,089,520)				6,454,852
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K139, Cl. A2(f)	2.59	1/25/2032	100,000	91,030
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K169, Cl. A2(f)	4.66	12/25/2034	200,000	200,414

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K174, Cl. A2(f)	4.53	10/25/2035	180,000	178,073
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K761, Cl. A2(f)	4.40	6/25/2032	1,350,000	1,346,862
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K069, Cl. A2(f)	3.19	9/25/2027	144,615	142,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A2(f)	3.44	12/25/2027	160,000	158,187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A2(f)	3.85	5/25/2028	50,000	49,618
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. AM(f)	3.85	5/25/2028	250,000	247,886
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K079, Cl. A2(f)	3.93	6/25/2028	322,000	319,904
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K081, Cl. AM(f)	3.90	8/25/2028	50,000	49,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K082, Cl. A2(f)	3.92	9/25/2028	350,000	347,479
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K087, Cl. A2(f)	3.77	12/25/2028	125,710	124,296
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K089, Cl. AM(f)	3.63	1/25/2029	410,000	403,114
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K099, Cl. A2(f)	2.60	9/25/2029	40,000	37,999
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K101, Cl. A2(f)	2.52	10/25/2029	10,000	9,459
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K105, Cl. A2(f)	1.87	1/25/2030	90,000	82,820
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(f)	1.78	10/25/2029	26,373	25,208
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K109, Cl. A2(f)	1.56	4/25/2030	175,000	158,329
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K110, Cl. A1(f)	1.02	9/25/2029	102,679	96,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K116, Cl. A2(f)	1.38	7/25/2030	320,000	285,076
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K117, Cl. A2(f)	1.41	8/25/2030	130,000	115,653
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K118, Cl. A2(f)	1.49	9/25/2030	280,000	249,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K121, Cl. A2(f)	1.55	10/25/2030	140,000	124,563
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K123, Cl. A2(f)	1.62	12/25/2030	200,000	178,140
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K124, Cl. A2(f)	1.66	12/25/2030	1,200,000	1,068,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(f)	2.07	1/25/2031	50,000	45,359
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K134, Cl. A2(f)	2.24	10/25/2031	125,000	112,299
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K135, Cl. A2(f)	2.15	10/25/2031	200,000	178,882
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K136, Cl. A2(f)	2.13	11/25/2031	120,000	106,953

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K137, Cl. A2(f)	2.35	11/25/2031	400,000	360,142
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K142, Cl. A2(f)	2.40	3/25/2032	30,000	26,951
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1510, Cl. A2(f)	3.72	1/25/2031	145,000	141,253
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1513, Cl. A3(f)	2.80	8/25/2034	20,000	17,592
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1515, Cl. A2(f)	1.94	2/25/2035	535,000	434,887
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K152, Cl. A1(f)	2.83	5/25/2030	28,618	27,700
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K153, Cl. A3(f)	3.12	10/25/2031	50,000	47,037
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A3(f)	3.46	11/25/2032	555,000	524,545
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(f)	3.99	5/25/2033	260,000	256,700
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(f)	4.20	5/25/2033	100,000	98,104
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K158, Cl. A2(f)	4.05	7/25/2033	413,000	401,083
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K159, Cl. A2(f)	4.50	7/25/2033	250,000	249,385
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K161, Cl. A2(f)	4.90	10/25/2033	400,000	408,133
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K162, Cl. A2(f)	5.15	12/25/2033	390,000	403,919
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K163, Cl. A2(f)	5.00	3/25/2034	300,000	307,834
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K166, Cl. A2(f)	4.58	10/25/2034	200,000	199,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K508, Cl. A2(f)	4.74	8/25/2028	100,000	100,893
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K509, Cl. A2(f)	4.85	9/25/2028	210,000	212,509
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K518, Cl. A2(f)	5.40	1/25/2029	200,000	205,491
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K520, Cl. A2(f)	5.18	3/25/2029	100,000	102,324
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K743, Cl. A2(f)	1.77	5/25/2028	75,000	71,524
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K747, Cl. AM(f)	1.75	12/25/2028	1,000,000	940,197
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K749, Cl. A1(f)	2.29	9/25/2028	133,824	130,891
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K754, Cl. A2(f)	4.94	11/25/2030	150,000	153,623
Federal Home Loan Mortgage Corporation Multifamily Structured Pass- Through Certificates, Ser. K145, Cl. A2(f)	2.58	5/25/2032	200,000	180,682
Federal National Mortgage Association, ACES, Ser. 2017-M13, Cl. A2(f)	3.03	9/25/2027	197,664	194,763
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(f)	3.08	12/25/2027	29,348	28,883
Federal National Mortgage Association, ACES, Ser. 2018-M12, Cl. A2(f)	3.78	8/25/2030	539,272	527,129
Federal National Mortgage Association, ACES, Ser. 2018-M13, Cl. A2(f)	3.88	9/25/2030	6,900	6,766

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal National Mortgage Association, ACES, Ser. 2019-M1, Cl. A2(f)	3.68	9/25/2028	17,587	17,353
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(f)	2.89	6/25/2029	94,340	90,910
Federal National Mortgage Association, ACES, Ser. 2019-M22, Cl. A2(f)	2.52	8/25/2029	31,746	30,181
Federal National Mortgage Association, ACES, Ser. 2019-M25, Cl. A2(f)	2.33	11/25/2029	683,306	643,281
Federal National Mortgage Association, ACES, Ser. 2019-M5, Cl. A2(f)	3.27	2/25/2029	35,011	34,207
Federal National Mortgage Association, ACES, Ser. 2019-M7, Cl. A2(f)	3.14	4/25/2029	15,083	14,646
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(f)	2.44	10/25/2029	200,000	188,804
Federal National Mortgage Association, ACES, Ser. 2020-M42, Cl. A2(f)	1.27	7/25/2030	500,000	445,234
Federal National Mortgage Association, ACES, Ser. 2021-M1G, Cl. A2(f)	1.52	11/25/2030	60,000	53,143
Federal National Mortgage Association, ACES, Ser. 2022-M11, Cl. A2(f)	3.07	10/25/2027	136,812	134,786
Federal National Mortgage Association, ACES, Ser. 2022-M13, Cl. A2(f)	2.67	6/25/2032	240,000	217,354
Federal National Mortgage Association, ACES, Ser. 2022-M3, Cl. A2(f)	1.76	11/25/2031	100,000	87,005
Federal National Mortgage Association, ACES, Ser. 2023-M8, Cl. A2(f)	4.62	3/25/2033	500,000	498,973
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $15,596,104)				15,751,331

U.S. Government Agencies Mortgage-Backed — 23.7%
Federal Home Loan Mortgage Corp.:
1.00%, 10/1/2036(f)	46,712	40,574
1.50%, 11/1/2035-11/1/2051(f)	7,411,678	6,168,931
2.00%, 8/1/2035-8/1/2052(f)	30,179,846	24,821,139
2.50%, 9/1/2027-1/1/2054(f)	22,230,611	19,013,902
3.00%, 2/1/2031-9/1/2053(f)	10,589,013	9,507,403
3.50%, 2/1/2033-8/1/2053(f)	8,434,144	7,772,376
4.00%, 7/1/2029-3/1/2055(f)	4,178,204	3,955,476
4.50%, 5/1/2038-2/1/2055(f)	5,518,796	5,351,062
5.00%, 10/1/2038-2/1/2056(f)	10,200,205	10,107,409
5.50%, 8/1/2038-1/1/2056(f)	16,318,697	16,489,425
6.00%, 11/1/2052-9/1/2055(f)	12,302,101	12,596,511
6.50%, 10/1/2053-7/1/2055(f)	3,020,211	3,134,433
7.00%, 12/1/2053(f)	382,654	403,635
Federal National Mortgage Association:
1.50%, 10/1/2035-4/1/2052(f)	13,700,023	11,324,998
1.50%, 5/15/2041-5/15/2056(f),(g)	1,100,000	901,117
2.00%, 8/1/2030-10/1/2052(f)	72,219,955	59,702,008
2.00%, 5/15/2041-5/15/2056(f),(g)	775,000	663,616
2.50%, 6/1/2028-9/1/2052(f)	46,284,224	39,609,806
2.50%, 5/15/2041(f),(g)	125,000	117,573
3.00%, 11/1/2026-3/1/2053(f)	27,049,558	24,184,655
3.00%, 5/15/2056(f),(g)	925,000	809,787
3.50%, 8/1/2030-2/1/2055(f)	15,690,151	14,535,023
3.50%, 5/15/2056(f),(g)	1,375,000	1,251,951
4.00%, 4/1/2034-5/1/2055(f)	14,676,513	13,954,510
4.00%, 5/15/2041-6/15/2056(f),(g)	2,950,000	2,787,505
4.50%, 11/1/2037-12/1/2055(f)	9,480,093	9,227,705
4.50%, 5/15/2041-6/15/2056(f),(g)	3,400,000	3,305,938
5.00%, 9/1/2039-1/1/2056(f)	15,670,054	15,553,165
5.00%, 5/15/2041-6/15/2056(f),(g)	6,550,000	6,477,005
5.50%, 10/1/2035-11/1/2055(f)	14,143,076	14,326,814
5.50%, 5/15/2041-6/15/2056(f),(g)	7,050,000	7,095,941

BNY Mellon Core Bond ETF (continued)
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 23.7% (continued)
6.00%, 6/1/2038-10/1/2055(f)	12,442,460	12,775,142
6.00%, 5/15/2041-6/15/2056(f),(g)	5,350,000	5,463,952
6.50%, 7/1/2053-10/1/2055(f)	7,188,110	7,463,347
6.50%, 5/15/2056-6/15/2056(f),(g)	1,550,000	1,607,634
7.00%, 1/1/2054-6/1/2055(f)	671,083	706,715
7.00%, 5/15/2056(f),(g)	1,350,000	1,425,789
Government National Mortgage Association II:
1.50%, 2/20/2051	63,802	50,039
2.00%, 8/20/2050-4/20/2052	19,118,975	15,758,561
2.00%, 5/15/2056(g)	200,000	164,662
2.50%, 2/20/2043-3/20/2052	19,255,731	16,514,113
2.50%, 5/15/2056-6/15/2056(g)	700,000	599,353
3.00%, 6/20/2042-11/20/2052	13,662,818	12,239,451
3.00%, 5/15/2056-6/15/2056(g)	875,000	778,392
3.50%, 10/20/2026-12/20/2054	10,709,485	9,824,077
3.50%, 5/15/2056-6/15/2056(g)	1,325,000	1,196,453
4.00%, 10/20/2040-5/20/2054	7,456,446	7,067,337
4.00%, 5/15/2056-6/15/2056(g)	750,000	698,964
4.50%, 2/20/2040-7/20/2055	8,056,765	7,828,505
4.50%, 5/15/2056-6/15/2056(g)	2,600,000	2,505,438
5.00%, 9/20/2039-1/20/2056	12,070,127	12,013,913
5.00%, 5/15/2056-6/15/2056(g)	4,350,000	4,309,475
5.50%, 9/20/2052-10/20/2055	10,191,898	10,305,120
5.50%, 5/15/2056-6/15/2056(g)	5,250,000	5,285,424
6.00%, 11/20/2053-9/20/2055	4,561,763	4,662,880
6.00%, 5/15/2056(g)	3,600,000	3,670,992
6.50%, 12/20/2052-7/20/2054	668,835	699,321
6.50%, 5/15/2056(g)	2,100,000	2,194,815
7.00%, 5/15/2056(g)	600,000	618,792
Total U.S. Government Agencies Mortgage-Backed (cost $498,505,847)		493,620,049

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.10	8/10/2029	136,000	123,102
Federal Farm Credit Banks Funding Corp., Bonds	1.12	9/1/2028	50,000	46,622
Federal Farm Credit Banks Funding Corp., Bonds	1.15	8/12/2030	150,000	132,180
Federal Farm Credit Banks Funding Corp., Bonds	1.23	7/29/2030	26,000	23,057
Federal Farm Credit Banks Funding Corp., Bonds	1.24	9/3/2030	550,000	484,502
Federal Farm Credit Banks Funding Corp., Bonds	1.38	1/14/2031	150,000	131,541
Federal Farm Credit Banks Funding Corp., Bonds	1.79	6/22/2035	200,000	155,876
Federal Farm Credit Banks Funding Corp., Bonds	2.02	4/1/2031	500,000	449,536
Federal Farm Credit Banks Funding Corp., Bonds	4.26	12/12/2030	60,000	59,568
Federal Farm Credit Banks Funding Corp., Bonds	5.47	10/16/2045	100,000	99,109
Federal Home Loan Banks, Bonds	3.25	6/9/2028	150,000	147,933
Federal Home Loan Banks, Bonds	3.25	11/16/2028	1,235,000	1,215,441
Federal Home Loan Banks, Bonds	4.25	12/10/2027	35,000	35,191
Federal Home Loan Banks, Bonds	4.75	4/9/2027	600,000	605,324
Federal Home Loan Banks, Bonds	5.50	7/15/2036	150,000	161,910
Federal Home Loan Mortgage Corp., Notes(c),(f)	0.00	12/14/2029	340,000	293,781

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — .6% (continued)
Federal Home Loan Mortgage Corp., Notes(c),(f)	0.00	11/15/2038	50,000	27,207
Federal Home Loan Mortgage Corp., Notes(b),(f)	6.25	7/15/2032	758,000	842,697
Federal Home Loan Mortgage Corp., Notes(f)	6.75	3/15/2031	150,000	167,666
Federal National Mortgage Association, Notes(f)	0.88	8/5/2030	345,000	303,128
Federal National Mortgage Association, Notes(f)	5.63	7/15/2037	490,000	532,731
Federal National Mortgage Association, Notes(f)	6.25	5/15/2029	450,000	479,413
Federal National Mortgage Association, Notes(f)	6.63	11/15/2030	300,000	331,795
Federal National Mortgage Association, Notes(f)	7.13	1/15/2030	400,000	442,633
Federal National Mortgage Association, Notes(f)	7.25	5/15/2030	50,000	56,038
Federal National Mortgage Association, Unscd. Notes(f)	0.75	10/8/2027	2,500,000	2,391,789
Tennessee Valley Authority, Sr. Unscd. Bonds	4.65	6/15/2035	50,000	50,665
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	10,000	10,394
Tennessee Valley Authority, Sr. Unscd. Bonds	5.38	4/1/2056	200,000	198,965
Tennessee Valley Authority, Sr. Unscd. Bonds	7.13	5/1/2030	250,000	278,178
Tennessee Valley Authority, Sr. Unscd. Bonds, Ser. B	4.70	7/15/2033	307,000	313,291
Tennessee Valley Authority, Sr. Unscd. Notes	3.88	3/15/2028	390,000	389,510
Tennessee Valley Authority, Sr. Unscd. Notes(b)	4.25	9/15/2065	170,000	136,719
Tennessee Valley Authority, Sr. Unscd. Notes	4.38	8/1/2034	100,000	99,912
Tennessee Valley Authority, Sr. Unscd. Notes	4.88	5/15/2035	200,000	204,452
Tennessee Valley Authority, Sr. Unscd. Notes	5.25	2/1/2055	300,000	293,119
Tennessee Valley Authority, Sr. Unscd. Notes	5.88	4/1/2036	150,000	165,733
Total U.S. Government Agencies Obligations (cost $11,985,661)				11,880,708
U.S. Treasury Securities — 45.7%
U.S. Treasury Bonds	1.13	5/15/2040	2,845,000	1,779,903
U.S. Treasury Bonds	1.13	8/15/2040	1,760,000	1,089,275
U.S. Treasury Bonds	1.25	5/15/2050	2,581,200	1,210,341
U.S. Treasury Bonds	1.38	11/15/2040	4,428,700	2,830,908
U.S. Treasury Bonds	1.38	8/15/2050	5,395,000	2,605,616
U.S. Treasury Bonds	1.63	11/15/2050	5,250,000	2,705,391
U.S. Treasury Bonds	1.75	8/15/2041	4,244,000	2,816,955
U.S. Treasury Bonds	1.88	2/15/2041	3,885,000	2,671,545
U.S. Treasury Bonds	1.88	2/15/2051	4,533,000	2,486,067
U.S. Treasury Bonds	1.88	11/15/2051	7,245,000	3,929,280
U.S. Treasury Bonds	2.00	11/15/2041	2,562,000	1,758,173
U.S. Treasury Bonds	2.00	2/15/2050	2,633,000	1,514,798
U.S. Treasury Bonds	2.00	8/15/2051	3,700,000	2,080,094
U.S. Treasury Bonds	2.25	5/15/2041	2,469,600	1,786,215
U.S. Treasury Bonds	2.25	8/15/2046	2,793,000	1,802,794
U.S. Treasury Bonds	2.25	8/15/2049	3,755,000	2,308,152
U.S. Treasury Bonds	2.25	2/15/2052	4,954,900	2,948,166
U.S. Treasury Bonds	2.38	2/15/2042	6,730,000	4,869,786
U.S. Treasury Bonds	2.38	11/15/2049	7,415,000	4,669,133
U.S. Treasury Bonds(b)	2.38	5/15/2051	2,515,000	1,554,584
U.S. Treasury Bonds	2.50	2/15/2046	1,950,000	1,331,484
U.S. Treasury Bonds	2.50	5/15/2046	1,555,000	1,057,400
U.S. Treasury Bonds	2.75	8/15/2042	467,000	354,117
U.S. Treasury Bonds	2.75	11/15/2042	508,000	383,223
U.S. Treasury Bonds	2.75	8/15/2047	1,165,000	816,046
U.S. Treasury Bonds	2.75	11/15/2047	1,500,000	1,047,422

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Bonds	2.88	5/15/2043	2,611,800	1,989,457
U.S. Treasury Bonds	2.88	8/15/2045	2,580,000	1,897,106
U.S. Treasury Bonds	2.88	5/15/2049	2,930,000	2,059,698
U.S. Treasury Bonds	2.88	5/15/2052	2,080,300	1,424,355
U.S. Treasury Bonds	3.00	5/15/2042	1,845,000	1,458,127
U.S. Treasury Bonds	3.00	11/15/2044	1,590,000	1,205,916
U.S. Treasury Bonds(b)	3.00	5/15/2045	2,888,000	2,176,379
U.S. Treasury Bonds	3.00	11/15/2045	2,250,000	1,684,688
U.S. Treasury Bonds	3.00	2/15/2047	995,000	734,123
U.S. Treasury Bonds	3.00	5/15/2047	2,162,000	1,590,759
U.S. Treasury Bonds	3.00	2/15/2048	2,551,000	1,861,034
U.S. Treasury Bonds	3.00	8/15/2048	3,625,000	2,629,258
U.S. Treasury Bonds	3.00	2/15/2049	1,645,000	1,187,484
U.S. Treasury Bonds	3.00	8/15/2052	833,700	585,023
U.S. Treasury Bonds	3.13	2/15/2042	1,780,000	1,437,350
U.S. Treasury Bonds	3.13	2/15/2043	135,000	107,135
U.S. Treasury Bonds	3.13	8/15/2044	540,000	419,344
U.S. Treasury Bonds	3.13	5/15/2048	1,450,000	1,079,797
U.S. Treasury Bonds	3.25	5/15/2042	5,410,000	4,426,902
U.S. Treasury Bonds	3.38	8/15/2042	5,275,000	4,374,953
U.S. Treasury Bonds	3.38	5/15/2044	1,845,000	1,493,297
U.S. Treasury Bonds	3.38	11/15/2048	752,000	582,683
U.S. Treasury Bonds	3.63	8/15/2043	1,559,000	1,319,304
U.S. Treasury Bonds	3.63	2/15/2044	1,150,000	967,617
U.S. Treasury Bonds	3.63	2/15/2053	5,600,000	4,436,250
U.S. Treasury Bonds	3.63	5/15/2053	4,615,000	3,653,061
U.S. Treasury Bonds	3.75	11/15/2043	514,600	441,913
U.S. Treasury Bonds	3.88	2/15/2043	4,680,000	4,124,250
U.S. Treasury Bonds	3.88	5/15/2043	3,608,000	3,170,530
U.S. Treasury Bonds	4.00	11/15/2042	5,865,000	5,268,420
U.S. Treasury Bonds	4.00	11/15/2052	4,150,000	3,522,312
U.S. Treasury Bonds	4.13	8/15/2044	1,509,000	1,356,450
U.S. Treasury Bonds	4.13	8/15/2053	4,940,000	4,278,503
U.S. Treasury Bonds	4.25	5/15/2039	600,000	577,969
U.S. Treasury Bonds	4.25	11/15/2040	210,000	198,548
U.S. Treasury Bonds	4.25	2/15/2054	4,140,000	3,661,959
U.S. Treasury Bonds	4.25	8/15/2054	4,705,000	4,162,455
U.S. Treasury Bonds(b)	4.38	2/15/2038	90,000	89,241
U.S. Treasury Bonds	4.38	11/15/2039	55,000	53,247
U.S. Treasury Bonds	4.38	5/15/2040	70,000	67,473
U.S. Treasury Bonds	4.38	8/15/2043	2,648,000	2,477,121
U.S. Treasury Bonds(b)	4.50	2/15/2036	2,200,000	2,230,594
U.S. Treasury Bonds	4.50	5/15/2038	190,000	190,030
U.S. Treasury Bonds(b)	4.50	8/15/2039	195,000	191,770
U.S. Treasury Bonds	4.50	2/15/2044	2,630,000	2,491,103
U.S. Treasury Bonds	4.50	11/15/2054	5,365,000	4,950,051
U.S. Treasury Bonds	4.63	5/15/2044	500,000	480,703
U.S. Treasury Bonds	4.63	11/15/2044	2,355,000	2,258,224
U.S. Treasury Bonds	4.63	11/15/2045	3,370,000	3,220,983
U.S. Treasury Bonds	4.63	2/15/2046	1,895,000	1,809,725
U.S. Treasury Bonds	4.63	5/15/2054	4,818,900	4,538,048

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Bonds	4.63	2/15/2055	7,260,000	6,838,012
U.S. Treasury Bonds	4.63	11/15/2055	5,050,000	4,761,992
U.S. Treasury Bonds(b)	4.75	2/15/2037	2,085,000	2,146,573
U.S. Treasury Bonds	4.75	11/15/2043	1,750,000	1,713,359
U.S. Treasury Bonds	4.75	2/15/2045	1,695,000	1,650,506
U.S. Treasury Bonds	4.75	11/15/2053	4,100,000	3,937,281
U.S. Treasury Bonds	4.75	5/15/2055	5,160,000	4,960,856
U.S. Treasury Bonds	4.75	8/15/2055	4,785,000	4,603,320
U.S. Treasury Bonds	4.75	2/15/2056	5,640,000	5,430,262
U.S. Treasury Bonds	4.88	8/15/2045	1,065,000	1,052,187
U.S. Treasury Bonds	5.00	5/15/2045	1,760,000	1,767,150
U.S. Treasury Bonds(b)	5.25	2/15/2029	135,000	139,841
U.S. Treasury Bonds	6.25	5/15/2030	2,500,000	2,708,203
U.S. Treasury Notes(b)	0.38	7/31/2027	3,929,700	3,764,069
U.S. Treasury Notes	0.38	9/30/2027	1,170,000	1,114,516
U.S. Treasury Notes	0.50	5/31/2027	2,300,000	2,220,129
U.S. Treasury Notes	0.50	6/30/2027	2,121,700	2,042,053
U.S. Treasury Notes	0.50	8/31/2027	1,555,000	1,487,698
U.S. Treasury Notes	0.50	10/31/2027	4,655,000	4,428,978
U.S. Treasury Notes	0.63	11/30/2027	5,630,000	5,350,699
U.S. Treasury Notes	0.63	12/31/2027	9,045,800	8,573,369
U.S. Treasury Notes	0.63	5/15/2030	7,385,000	6,466,491
U.S. Treasury Notes	0.63	8/15/2030	6,025,000	5,231,395
U.S. Treasury Notes	0.75	1/31/2028	4,381,800	4,151,071
U.S. Treasury Notes	0.88	11/15/2030	7,675,000	6,685,045
U.S. Treasury Notes	1.00	7/31/2028	6,809,300	6,387,975
U.S. Treasury Notes	1.13	2/29/2028	3,710,600	3,531,158
U.S. Treasury Notes	1.13	8/31/2028	2,854,600	2,679,087
U.S. Treasury Notes	1.13	2/15/2031	5,120,000	4,481,600
U.S. Treasury Notes	1.25	3/31/2028	1,465,000	1,394,154
U.S. Treasury Notes	1.25	4/30/2028	3,427,700	3,255,110
U.S. Treasury Notes	1.25	5/31/2028	920,000	871,700
U.S. Treasury Notes	1.25	6/30/2028	2,810,800	2,657,743
U.S. Treasury Notes	1.25	9/30/2028	4,741,400	4,453,953
U.S. Treasury Notes	1.25	8/15/2031	3,905,900	3,385,927
U.S. Treasury Notes	1.38	10/31/2028	3,746,200	3,522,306
U.S. Treasury Notes(b)	1.38	12/31/2028	10,280,200	9,628,050
U.S. Treasury Notes	1.38	11/15/2031	7,050,000	6,104,309
U.S. Treasury Notes	1.50	11/30/2028	6,565,000	6,179,819
U.S. Treasury Notes	1.50	2/15/2030	4,612,700	4,216,656
U.S. Treasury Notes	1.63	8/15/2029	1,300,000	1,208,695
U.S. Treasury Notes	1.63	5/15/2031	5,400,000	4,808,109
U.S. Treasury Notes	1.75	1/31/2029	8,005,500	7,557,067
U.S. Treasury Notes(b)	1.75	11/15/2029	3,250,000	3,017,676
U.S. Treasury Notes	1.88	2/28/2029	2,899,800	2,742,576
U.S. Treasury Notes	1.88	2/15/2032	4,515,000	3,996,480
U.S. Treasury Notes	2.25	8/15/2027	5,255,000	5,148,668
U.S. Treasury Notes	2.25	11/15/2027	1,125,000	1,097,886
U.S. Treasury Notes	2.38	3/31/2029	7,605,000	7,284,758
U.S. Treasury Notes	2.63	5/31/2027	4,700,000	4,641,801
U.S. Treasury Notes	2.63	2/15/2029	4,610,700	4,454,729

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	2.63	7/31/2029	1,335,000	1,282,017
U.S. Treasury Notes	2.75	4/30/2027	15,000	14,849
U.S. Treasury Notes	2.75	7/31/2027	2,560,000	2,526,300
U.S. Treasury Notes(b)	2.75	2/15/2028	4,025,000	3,946,072
U.S. Treasury Notes	2.75	5/31/2029	1,500,000	1,449,258
U.S. Treasury Notes	2.75	8/15/2032	6,190,000	5,708,824
U.S. Treasury Notes	2.88	5/15/2028	1,768,100	1,732,876
U.S. Treasury Notes	2.88	8/15/2028	4,234,000	4,139,727
U.S. Treasury Notes	2.88	4/30/2029	2,402,700	2,332,121
U.S. Treasury Notes	2.88	5/15/2032	5,955,000	5,553,968
U.S. Treasury Notes	3.13	8/31/2027	2,995,000	2,966,688
U.S. Treasury Notes	3.13	11/15/2028	4,020,000	3,944,311
U.S. Treasury Notes	3.13	8/31/2029	4,750,000	4,629,766
U.S. Treasury Notes	3.25	6/30/2027	2,540,000	2,523,530
U.S. Treasury Notes	3.25	6/30/2029	3,585,400	3,513,972
U.S. Treasury Notes	3.38	9/15/2027	3,290,000	3,269,052
U.S. Treasury Notes	3.38	11/30/2027	5,000,000	4,961,523
U.S. Treasury Notes	3.38	12/31/2027	6,300,000	6,248,566
U.S. Treasury Notes(b)	3.38	2/29/2028	4,945,000	4,901,731
U.S. Treasury Notes	3.38	9/15/2028	5,800,000	5,731,125
U.S. Treasury Notes	3.38	5/15/2033	4,980,000	4,727,109
U.S. Treasury Notes	3.50	9/30/2027	4,520,000	4,497,400
U.S. Treasury Notes	3.50	10/31/2027	4,560,000	4,535,062
U.S. Treasury Notes	3.50	1/31/2028	5,107,900	5,074,778
U.S. Treasury Notes	3.50	4/30/2028	1,487,800	1,476,642
U.S. Treasury Notes	3.50	10/15/2028	3,840,000	3,803,700
U.S. Treasury Notes	3.50	11/15/2028	6,880,000	6,812,812
U.S. Treasury Notes	3.50	12/15/2028	3,880,000	3,841,200
U.S. Treasury Notes	3.50	1/15/2029	5,200,000	5,145,969
U.S. Treasury Notes	3.50	2/15/2029	800,000	791,438
U.S. Treasury Notes(b)	3.50	9/30/2029	2,775,000	2,735,977
U.S. Treasury Notes	3.50	1/31/2030	4,310,000	4,239,962
U.S. Treasury Notes	3.50	4/30/2030	4,615,000	4,533,877
U.S. Treasury Notes	3.50	11/30/2030	4,245,000	4,155,457
U.S. Treasury Notes	3.50	2/28/2031	95,000	92,885
U.S. Treasury Notes	3.50	2/15/2033	5,553,400	5,325,190
U.S. Treasury Notes	3.63	8/31/2027	5,185,000	5,169,404
U.S. Treasury Notes	3.63	3/31/2028	1,850,000	1,840,895
U.S. Treasury Notes	3.63	5/31/2028	3,754,800	3,734,559
U.S. Treasury Notes	3.63	8/15/2028	3,855,000	3,832,412
U.S. Treasury Notes(b)	3.63	8/31/2029	5,210,000	5,158,307
U.S. Treasury Notes	3.63	3/31/2030	4,315,000	4,260,725
U.S. Treasury Notes(b)	3.63	8/31/2030	4,555,000	4,486,675
U.S. Treasury Notes	3.63	9/30/2030	2,850,000	2,807,027
U.S. Treasury Notes	3.63	10/31/2030	6,000,000	5,906,719
U.S. Treasury Notes	3.63	12/31/2030	8,425,000	8,287,435
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,424,258
U.S. Treasury Notes	3.75	6/30/2027	5,420,000	5,415,130
U.S. Treasury Notes	3.75	8/15/2027	4,096,600	4,091,159
U.S. Treasury Notes	3.75	4/15/2028	3,425,000	3,416,036
U.S. Treasury Notes	3.75	4/30/2028	4,620,000	4,608,089

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	3.75	5/15/2028	3,820,000	3,809,256
U.S. Treasury Notes	3.75	12/31/2028	6,695,000	6,667,802
U.S. Treasury Notes	3.75	5/31/2030	2,180,000	2,160,755
U.S. Treasury Notes	3.75	6/30/2030	5,330,000	5,281,697
U.S. Treasury Notes	3.75	12/31/2030	3,426,000	3,386,655
U.S. Treasury Notes	3.75	1/31/2031	6,000,000	5,931,562
U.S. Treasury Notes	3.75	8/31/2031	3,482,000	3,429,226
U.S. Treasury Notes	3.75	10/31/2032	2,920,000	2,849,509
U.S. Treasury Notes	3.75	11/30/2032	4,090,000	3,988,709
U.S. Treasury Notes	3.75	2/28/2033	790,000	769,263
U.S. Treasury Notes	3.88	5/31/2027	4,540,000	4,543,369
U.S. Treasury Notes	3.88	7/31/2027	4,580,000	4,581,431
U.S. Treasury Notes	3.88	10/15/2027	4,085,000	4,085,160
U.S. Treasury Notes	3.88	11/30/2027	2,355,700	2,355,332
U.S. Treasury Notes	3.88	12/31/2027	2,881,700	2,880,912
U.S. Treasury Notes	3.88	3/15/2028	3,940,000	3,938,923
U.S. Treasury Notes	3.88	3/31/2028	3,000,000	2,999,414
U.S. Treasury Notes	3.88	6/15/2028	3,720,000	3,719,128
U.S. Treasury Notes	3.88	7/15/2028	3,850,000	3,848,496
U.S. Treasury Notes	3.88	4/15/2029	5,000,000	4,994,922
U.S. Treasury Notes	3.88	9/30/2029	325,900	325,111
U.S. Treasury Notes	3.88	11/30/2029	1,548,600	1,544,366
U.S. Treasury Notes	3.88	12/31/2029	2,980,000	2,971,153
U.S. Treasury Notes(b)	3.88	4/30/2030	4,630,000	4,612,637
U.S. Treasury Notes	3.88	6/30/2030	6,060,000	6,033,961
U.S. Treasury Notes	3.88	7/31/2030	3,445,000	3,429,390
U.S. Treasury Notes	3.88	3/31/2031	4,500,000	4,470,469
U.S. Treasury Notes	3.88	4/30/2031	7,000,000	6,953,516
U.S. Treasury Notes	3.88	8/31/2032	2,025,000	1,992,727
U.S. Treasury Notes	3.88	9/30/2032	3,430,000	3,373,727
U.S. Treasury Notes	3.88	12/31/2032	2,695,000	2,645,943
U.S. Treasury Notes	3.88	8/15/2033	6,695,000	6,546,978
U.S. Treasury Notes	3.88	8/15/2034	8,501,000	8,249,955
U.S. Treasury Notes	4.00	12/15/2027	3,950,000	3,957,098
U.S. Treasury Notes	4.00	2/29/2028	1,644,600	1,647,876
U.S. Treasury Notes	4.00	6/30/2028	1,409,800	1,412,994
U.S. Treasury Notes	4.00	1/31/2029	4,395,000	4,404,957
U.S. Treasury Notes	4.00	7/31/2029	2,760,000	2,765,391
U.S. Treasury Notes	4.00	2/28/2030	7,816,000	7,823,938
U.S. Treasury Notes(b)	4.00	3/31/2030	5,715,000	5,720,358
U.S. Treasury Notes	4.00	5/31/2030	6,100,000	6,104,289
U.S. Treasury Notes	4.00	7/31/2030	1,900,000	1,900,297
U.S. Treasury Notes	4.00	1/31/2031	3,730,000	3,725,920
U.S. Treasury Notes	4.00	4/30/2032	3,645,000	3,619,941
U.S. Treasury Notes	4.00	6/30/2032	2,820,000	2,797,528
U.S. Treasury Notes	4.00	7/31/2032	2,920,000	2,895,134
U.S. Treasury Notes	4.00	1/31/2033	3,200,000	3,163,750
U.S. Treasury Notes	4.00	2/15/2034	6,250,000	6,139,648
U.S. Treasury Notes	4.00	11/15/2035	7,240,000	7,026,759
U.S. Treasury Notes	4.13	9/30/2027	4,072,000	4,086,157
U.S. Treasury Notes	4.13	11/15/2027	3,805,000	3,818,823

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	4.13	7/31/2028	5,671,800	5,699,716
U.S. Treasury Notes	4.13	3/31/2029	2,670,000	2,685,019
U.S. Treasury Notes	4.13	10/31/2029	3,930,000	3,952,106
U.S. Treasury Notes	4.13	11/30/2029	4,720,000	4,746,550
U.S. Treasury Notes	4.13	8/31/2030	930,300	934,733
U.S. Treasury Notes	4.13	3/31/2031	2,815,000	2,826,436
U.S. Treasury Notes	4.13	7/31/2031	2,995,000	3,004,827
U.S. Treasury Notes	4.13	10/31/2031	3,450,000	3,457,008
U.S. Treasury Notes	4.13	11/30/2031	2,935,000	2,940,045
U.S. Treasury Notes	4.13	2/29/2032	1,805,000	1,805,705
U.S. Treasury Notes	4.13	3/31/2032	2,790,000	2,790,436
U.S. Treasury Notes	4.13	5/31/2032	2,800,000	2,797,594
U.S. Treasury Notes	4.13	11/15/2032	8,095,000	8,069,071
U.S. Treasury Notes	4.13	4/30/2033	3,500,000	3,482,227
U.S. Treasury Notes	4.13	2/15/2036	12,800,000	12,531,000
U.S. Treasury Notes	4.25	1/15/2028	4,895,000	4,923,873
U.S. Treasury Notes	4.25	2/15/2028	3,860,000	3,883,823
U.S. Treasury Notes	4.25	2/28/2029	4,000,000	4,035,312
U.S. Treasury Notes	4.25	6/30/2029	3,459,700	3,492,675
U.S. Treasury Notes	4.25	1/31/2030	7,330,000	7,401,009
U.S. Treasury Notes	4.25	2/28/2031	1,915,100	1,933,503
U.S. Treasury Notes	4.25	6/30/2031	1,690,000	1,705,580
U.S. Treasury Notes	4.25	3/31/2033	4,200,000	4,211,812
U.S. Treasury Notes(b)	4.25	11/15/2034	11,840,000	11,780,800
U.S. Treasury Notes	4.25	5/15/2035	3,255,000	3,230,587
U.S. Treasury Notes(b)	4.25	8/15/2035	5,780,000	5,729,877
U.S. Treasury Notes	4.38	7/15/2027	4,520,000	4,548,427
U.S. Treasury Notes	4.38	8/31/2028	3,350,000	3,384,809
U.S. Treasury Notes	4.38	11/30/2028	5,935,000	6,002,232
U.S. Treasury Notes	4.38	12/31/2029	5,270,000	5,344,109
U.S. Treasury Notes	4.38	1/31/2032	6,495,000	6,582,784
U.S. Treasury Notes	4.38	5/15/2034	9,110,000	9,166,937
U.S. Treasury Notes	4.50	4/15/2027	35,000	35,239
U.S. Treasury Notes	4.50	5/15/2027	3,400,000	3,424,039
U.S. Treasury Notes	4.50	5/31/2029	442,500	449,829
U.S. Treasury Notes	4.50	12/31/2031	3,245,000	3,310,153
U.S. Treasury Notes	4.50	11/15/2033	8,785,000	8,927,070
U.S. Treasury Notes	4.63	6/15/2027	3,590,000	3,621,973
U.S. Treasury Notes	4.63	9/30/2028	2,165,000	2,201,027
U.S. Treasury Notes	4.63	4/30/2029	3,100,000	3,161,273
U.S. Treasury Notes	4.63	9/30/2030	2,253,500	2,309,661
U.S. Treasury Notes	4.63	4/30/2031	380,000	389,975
U.S. Treasury Notes	4.63	5/31/2031	2,930,000	3,006,912
U.S. Treasury Notes(b)	4.63	2/15/2035	9,530,000	9,731,768
U.S. Treasury Notes	4.88	10/31/2028	2,623,900	2,683,758
U.S. Treasury Notes	4.88	10/31/2030	1,217,800	1,260,804
Total U.S. Treasury Securities (cost $974,240,525)				954,513,616

SCHEDULES OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Core Bond ETF (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.0%
Registered Investment Companies — 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(h) (cost $63,602,853)	3.61	63,602,853	63,602,853
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(h) (cost $3,426,619)	3.61	3,426,619	3,426,619
Total Investments (cost $2,170,604,563)		102.3%	2,134,278,220
Liabilities, Less Cash and Receivables		(2.3%)	(48,321,999)
Net Assets		100.0%	2,085,956,221

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $4,948,840 or .2% of net assets.

(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $72,056,631 and the value of the collateral was
$74,162,514, consisting of cash collateral of $3,426,619 and U.S. Government & Agency securities valued at $70,735,895.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(e)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Purchased on a forward commitment basis.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Core Bond ETF
TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.0%)
Federal National Mortgage Association:
2.50%, 6/15/2056(a),(b)	(200,000)	(167,428)
3.00%, 5/15/2041(a),(b)	(25,000)	(23,799)
3.50%, 5/15/2041(a),(b)	(25,000)	(24,008)
Total Sale Commitments (Proceeds $215,487)		(215,235)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

BNY Mellon Core Bond ETF
Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 3.0%	68,300,359	150,140,097	(154,837,603)	63,602,853	1,234,676
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .2%	5,252,807	109,789,538	(111,615,726)	3,426,619	54,932 ††
Total - 3.2%	73,553,166	259,929,635	(266,453,329)	67,029,472	1,289,608

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	BNY Mellon US Large Cap Core Equity ETF	BNY Mellon US Mid Cap Core Equity ETF	BNY Mellon US Small Cap Core Equity ETF
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 2(c):
Unaffiliated issuers	5,262,696,835	619,222,552	80,692,744
Affiliated issuers	12,611,388	4,156,343	1,627,570
Cash collateral held by broker—Note 4	315,000	146,000	16,000
Dividends and securities lending income receivable	2,052,556	211,516	16,575
Receivable for futures variation margin—Note 4	45,450	24,240	3,000
Tax reclaim receivable—Note 2(b)	19,745	4,162	-
Due from BNY Mellon ETF Investment Adviser, LLC —Note 3(b)	389	-	-
	5,277,741,363	623,764,813	82,355,889
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)	-	16,800	2,572
Liability for securities on loan—Note 2(c)	1,725,645	2,871,908	1,504,710
Payable for shares of Beneficial Interest redeemed	6,970	-	-
	1,732,615	2,888,708	1,507,282
Net Assets ($)	5,276,008,748	620,876,105	80,848,607
Composition of Net Assets ($):
Paid-in capital	4,203,711,568	553,049,159	89,176,627
Total distributable earnings (loss)	1,072,297,180	67,826,946	(8,328,020)
Net Assets ($)	5,276,008,748	620,876,105	80,848,607
†Investments at cost ($)
Unaffiliated issuers	4,581,979,574	568,555,926	72,980,278
Affiliated issuers	10,145,713	4,156,343	1,627,570
††Value of securities on loan ($)	14,019,348	37,575,608	7,574,795
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)	38,370,000	5,290,000	650,000
Net Asset Value Per Share ($)	137.50	117.37	124.38
Market Price Per Share ($)	137.37	117.37	124.38
See notes to financial statements.

	BNY Mellon International Equity ETF	BNY Mellon Emerging Markets Equity ETF	BNY Mellon Core Bond ETF
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 2(c):
Unaffiliated issuers	1,195,039,460	82,000,610	2,067,248,748
Affiliated issuers	4,464,004	195,468	67,029,472
Cash	549	-	-
Cash denominated in foreign currency†††	2,365,283	153,244	-
Cash collateral held by broker—Note 4	395,000	20,000	-
Dividends, interest and securities lending income receivable	4,339,403	82,422	17,688,003
Tax reclaim receivable—Note 2(b)	2,370,720	1,293	-
Receivable for futures variation margin—Note 4	239,269	6,200	-
Receivable for investment securities sold	-	-	17,395,579
Receivable for investment securities sold—TBA	-	-	1,412,771
Due from BNY Mellon ETF Investment Adviser, LLC —Note 3(b)	-	-	4,444
	1,209,213,688	82,459,237	2,170,779,017
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)	37,008	7,185	-
Liability for securities on loan—Note 2(c)	821,263	91,011	3,426,619
TBA sale commitments, at value††††—Note 4	-	-	215,235
Payable for foreign tax on capital gains—Note 2(b)	-	86,314	-
Payable for investment securities purchased	-	-	25,932,350
Payable for investment securities purchased—TBA	-	-	55,248,592
	858,271	184,510	84,822,796
Net Assets ($)	1,208,355,417	82,274,727	2,085,956,221
Composition of Net Assets ($):
Paid-in capital	976,195,158	58,297,841	2,134,568,254
Total distributable earnings (loss)	232,160,259	23,976,886	(48,612,033)
Net Assets ($)	1,208,355,417	82,274,727	2,085,956,221
†Investments at cost ($)
Unaffiliated issuers	977,689,327	53,828,373	2,103,575,091
Affiliated issuers	4,464,004	195,468	67,029,472
††Value of securities on loan ($)	6,421,966	572,267	72,056,631
†††Cash denominated in foreign currency (cost) ($)	2,354,898	143,455	-
††††TBA sale commitments (proceeds) ($)	-	-	215,487
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)	12,350,000	950,000	49,650,000
Net Asset Value Per Share ($)	97.84	86.60	42.01
Market Price Per Share ($)	98.16	89.45	42.01
See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

	BNY Mellon US Large Cap Core Equity ETF	BNY Mellon US Mid Cap Core Equity ETF	BNY Mellon US Small Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	29,224,681 †	4,558,061 †	488,373 †
Affiliated issuers	204,443	18,822	1,957
Affiliated income net of rebates from securities lending—Note 2(c)	29,545	52,516	17,747
Interest	13,635	1,957	485
Total Income	29,472,304	4,631,356	508,562
Expenses:
Management fee—Note 3(a)	-	119,015	13,402
Total Expenses	-	119,015	13,402
Net Investment Income	29,472,304	4,512,341	495,160
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(18,810,309)	(23,029,992)	2,302,238
Affiliated issuers	(460)	-	-
Net realized gain (loss) on in-kind redemptions:
Unaffiliated issuers	458,374,387	86,655,591	-
Affiliated issuers	1,045,538	-	-
Net realized gain (loss) on futures	(87,870)	(10,735)	9,684
Net Realized Gain (Loss)	440,521,286	63,614,864	2,311,922
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(241,136,715)	(26,359,332)	5,586,980
Affiliated issuers	470,336	-	-
Net change in unrealized appreciation (depreciation) on futures	29,079	111,828	4,125
Net Change in Unrealized Appreciation (Depreciation)	(240,637,300)	(26,247,504)	5,591,105
Net Realized and Unrealized Gain (Loss) on Investments	199,883,986	37,367,360	7,903,027
Net Increase in Net Assets Resulting from Operations	229,356,290	41,879,701	8,398,187
†Net of foreign taxes withheld at source ($)	182	9,838	425
See notes to financial statements.

	BNY Mellon International Equity ETF	BNY Mellon Emerging Markets Equity ETF	BNY Mellon Core Bond ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	15,806,669 †	698,209 †	-
Affiliated issuers	48,558	2,567	1,234,676
Affiliated income net of rebates from securities lending—Note 2(c)	22,511	1,550	54,932
Interest	3,678	348	44,510,058
Total Income	15,881,416	702,674	45,799,666
Expenses:
Management fee—Note 3(a)	228,049	38,794	-
Total Expenses	228,049	38,794	-
Net Investment Income	15,653,367	663,880	45,799,666
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,061,630)	334,311	(488,197)
Net realized gain (loss) on in-kind redemptions	56,457,269	259,573	(1,880,249)
Net realized gain (loss) on TBA sale commitments	-	-	2,013
Net realized gain (loss) on futures	131,356	24,032	-
Net realized gain (loss) on foreign capital gains tax	-	(83)	-
Net Realized Gain (Loss)	50,526,995	617,833	(2,366,433)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	39,650,582	8,255,162	(33,301,758)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	-	-	(5,641)
Net change in unrealized appreciation (depreciation) on futures	299,302	20,369	-
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	127,704	-
Net Change in Unrealized Appreciation (Depreciation)	39,949,884	8,403,235	(33,307,399)
Net Realized and Unrealized Gain (Loss) on Investments	90,476,879	9,021,068	(35,673,832)
Net Increase in Net Assets Resulting from Operations	106,130,246	9,684,948	10,125,834
†Net of foreign taxes withheld at source ($)	1,717,360	68,600	-
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon US Large Cap Core Equity ETF		BNY Mellon US Mid Cap Core Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	29,472,304	42,215,572	4,512,341	7,713,610
Net realized gain (loss) on investments	440,521,286	278,997,726	63,614,864	9,712,295
Net change in unrealized appreciation (depreciation) on investments	(240,637,300)	319,115,194	(26,247,504)	2,042,292
Net Increase (Decrease) in Net Assets Resulting from Operations	229,356,290	640,328,492	41,879,701	19,468,197
Distributions ($):
Distributions to shareholders	(29,549,531)	(40,821,337)	(4,499,125)	(8,120,204)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser, LLC—Note 3(a)	3,741	6,527	-	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold	1,413,454,130	2,338,610,230	285,488,586	278,738,929
Cost of shares redeemed	(1,151,107,368)	(1,003,915,444)	(304,368,120)	(198,477,282)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	262,346,762	1,334,694,786	(18,879,534)	80,261,647
Total Increase (Decrease) in Net Assets	462,157,262	1,934,208,468	18,501,042	91,609,640
Net Assets ($):
Beginning of Period	4,813,851,486	2,879,643,018	602,375,063	510,765,423
End of Period	5,276,008,748	4,813,851,486	620,876,105	602,375,063
Capital Share Transactions (Shares):
Shares sold	10,740,000	19,840,000	2,500,000	2,720,000
Shares redeemed	(9,100,000)	(9,680,000)	(2,780,000)	(2,200,000)
Net Increase (Decrease) in Shares Outstanding	1,640,000	10,160,000	(280,000)	520,000
See notes to financial statements.

	BNY Mellon US Small Cap Core Equity ETF		BNY Mellon International Equity ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	495,160	1,419,036	15,653,367	21,155,335
Net realized gain (loss) on investments	2,311,922	17,138,439	50,526,995	30,299,389
Net change in unrealized appreciation (depreciation) on investments	5,591,105	(11,634,208)	39,949,884	91,260,184
Net Increase (Decrease) in Net Assets Resulting from Operations	8,398,187	6,923,267	106,130,246	142,714,908
Distributions ($):
Distributions to shareholders	(454,363)	(1,474,182)	(21,219,926)	(24,147,830)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	14,277,022	51,556,028	260,617,636	411,569,661
Cost of shares redeemed	-	(118,650,151)	(169,820,201)	(222,457,148)
Transaction fees—Note 5	-	-	5,747	13,287
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	14,277,022	(67,094,123)	90,803,182	189,125,800
Total Increase (Decrease) in Net Assets	22,220,846	(61,645,038)	175,713,502	307,692,878
Net Assets ($):
Beginning of Period	58,627,761	120,272,799	1,032,641,915	724,949,037
End of Period	80,848,607	58,627,761	1,208,355,417	1,032,641,915
Capital Share Transactions (Shares):
Shares sold	120,000	540,000	2,700,000	5,000,000
Shares redeemed	-	(1,220,000)	(1,850,000)	(3,200,000)
Net Increase (Decrease) in Shares Outstanding	120,000	(680,000)	850,000	1,800,000
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Emerging Markets Equity ETF		BNY Mellon Core Bond ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	663,880	2,513,404	45,799,666	86,250,691
Net realized gain (loss) on investments	617,833	9,502,024	(2,366,433)	(6,379,678)
Net change in unrealized appreciation (depreciation) on investments	8,403,235	5,914,520	(33,307,399)	39,278,005
Net Increase (Decrease) in Net Assets Resulting from Operations	9,684,948	17,929,948	10,125,834	119,149,018
Distributions ($):
Distributions to shareholders	(168,666)	(3,025,898)	(44,092,316)	(82,360,665)
Return of capital	-	(61,009)	-	-
Distributions to shareholders	(168,666)	(3,086,907)	(44,092,316)	(82,360,665)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser, LLC—Note 3(a)	-	-	33,404	49,762
Beneficial Interest Transactions ($):
Net proceeds from shares sold	8,355,402	50,809,705	303,263,080	416,992,236
Cost of shares redeemed	(3,813,560)	(117,742,403)	(212,753,941)	(418,716,772)
Transaction fees—Note 5	14,489	569,105	115,401	198,718
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,556,331	(66,363,593)	90,624,540	(1,525,818)
Total Increase (Decrease) in Net Assets	14,072,613	(51,520,552)	56,691,462	35,312,297
Net Assets ($):
Beginning of Period	68,202,114	119,722,666	2,029,264,759	1,993,952,462
End of Period	82,274,727	68,202,114	2,085,956,221	2,029,264,759
Capital Share Transactions (Shares):
Shares sold	100,000	800,000	7,150,000	10,000,000
Shares redeemed	(50,000)	(1,850,000)	(5,050,000)	(10,000,000)
Net Increase (Decrease) in Shares Outstanding	50,000	(1,050,000)	2,100,000	-
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon US Large Cap Core Equity ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	131.06	108.38	79.29	71.24	87.00	61.95
Investment Operations:
Net investment income(a)	.77	1.44	1.38	1.23	1.15	1.06
Net realized and unrealized gain (loss) on investments	6.48	22.58	29.07	7.99	(15.81)	24.90
Total from Investment Operations	7.25	24.02	30.45	9.22	(14.66)	25.96
Distributions:
Dividends from net investment income	(.81 )	(1.34)	(1.36)	(1.17)	(1.10)	(.91 )
Net asset value, end of period	137.50	131.06	108.38	79.29	71.24	87.00
Market value, end of period	137.37	131.00	108.30	79.24	71.29	87.03
Total Return (%)	5.58 (b)	22.34	38.54	13.00	(16.91)	42.08
Market Price Total Return (%)	5.53 (b)	22.38	38.53	12.85	(16.90)	42.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	- (d)	-	-	-	-	-
Ratio of net investment income to average net assets(c)	1.19 (d)	1.24	1.40	1.57	1.47	1.35
Portfolio Turnover Rate(e)	1.91 (b)	2.10	16.00	5.33	5.74	10.53
Net Assets, end of period ($ x 1,000)	5,276,009	4,813,851	2,879,643	1,694,474	438,156	391,486

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon US Mid Cap Core Equity ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	108.15	101.14	76.04	77.86	94.03	65.66
Investment Operations:
Net investment income(a)	.85	1.53	1.38	1.35	1.32	1.07
Net realized and unrealized gain (loss) on investments	9.36	7.03	25.09	(1.99)	(16.18)	28.28
Total from Investment Operations	10.21	8.56	26.47	(.64 )	(14.86)	29.35
Distributions:
Dividends from net investment income	(.99 )	(1.55)	(1.37)	(1.18)	(1.31)	(.98 )
Net asset value, end of period	117.37	108.15	101.14	76.04	77.86	94.03
Market value, end of period	117.37	108.15	101.27	76.08	77.86	94.11
Total Return (%)	9.50 (b)	8.55	34.92	(.89 )	(15.88)	44.87
Market Price Total Return (%)	9.49 (b)	8.42	35.01	(.83 )	(15.94)	45.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.04 (d)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(c)	1.52 (d)	1.48	1.48	1.66	1.55	1.24
Portfolio Turnover Rate(e)	26.91 (b)	29.06	93.63	11.76	25.97	32.65
Net Assets, end of period ($ x 1,000)	620,876	602,375	510,765	420,516	86,427	112,841

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon US Small Cap Core Equity ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	110.62	99.40	76.29	79.45	97.73	67.17
Investment Operations:
Net investment income(a)	.85	1.41	1.42	1.30	1.22	1.25
Net realized and unrealized gain (loss) on investments	13.69	11.24	23.16	(3.30)	(18.22)	30.31
Total from Investment Operations	14.54	12.65	24.58	(2.00)	(17.00)	31.56
Distributions:
Dividends from net investment income	(.78 )	(1.43)	(1.47)	(1.16)	(1.28)	(1.00)
Net asset value, end of period	124.38	110.62	99.40	76.29	79.45	97.73
Market value, end of period	124.38	110.67	99.56	76.35	79.50	97.86
Total Return (%)	13.21 (b)	12.86	32.30	(2.59)	(17.45)	47.08
Market Price Total Return (%)	13.16 (b)	12.74	32.42	(2.57)	(17.50)	47.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.04 (d)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(c)	1.48 (d)	1.40	1.53	1.58	1.36	1.34
Portfolio Turnover Rate(e)	28.30 (b)	38.61	66.34	20.13	37.93	50.09
Net Assets, end of period ($ x 1,000)	80,849	58,628	120,273	95,368	35,754	180,810

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon International Equity ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	89.79	74.74	62.19	56.45	74.38	56.06
Investment Operations:
Net investment income(a)	1.28	2.16	2.12	2.19	2.03	1.82
Net realized and unrealized gain (loss) on investments	8.58	15.32	12.56	5.43 (b)	(17.83)	18.31
Total from Investment Operations	9.86	17.48	14.68	7.62	(15.80)	20.13
Distributions:
Dividends from net investment income	(1.81)	(2.43)	(2.13)	(1.88)	(2.13)	(1.81)
Transaction fees(a)	.00 (c)	.00 (c)	.00 (c)	.00 (c)	-	-
Net asset value, end of period	97.84	89.79	74.74	62.19	56.45	74.38
Market value, end of period	98.16	90.00	75.09	62.88	56.52	74.86
Total Return (%)	11.07 (d)	23.76	23.65	13.32	(21.49)	36.10
Market Price Total Return (%)	11.19 (d)	23.47	22.84	14.43	(21.92)	35.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(e)	.04 (f)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(e)	2.75 (f)	2.66	2.88	3.30	3.15	2.57
Portfolio Turnover Rate(g)	4.13 (d)	9.30	16.58	13.57	19.30	13.49
Net Assets, end of period ($ x 1,000)	1,208,355	1,032,642	724,949	444,624	127,021	100,409

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon Emerging Markets Equity ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	75.78	61.40	50.77	47.36	69.84	62.45
Investment Operations:
Net investment income(a)	.74	1.54	1.44	1.55	1.76	1.47
Net realized and unrealized gain (loss) on investments	10.26	14.38	10.69	3.28 (b)	(22.41)	7.69
Total from Investment Operations	11.00	15.92	12.13	4.83	(20.65)	9.16
Distributions:
Dividends from net investment income	(.20 )	(1.82)	(1.55)	(1.48)	(1.83)	(1.77)
Return of capital	-	(.07 )	-	-	-	-
Total Distributions	(.20 )	(1.89)	(1.55)	(1.48)	(1.83)	(1.77)
Transaction fees(a)	.02	.35	.05	.06	-	-
Net asset value, end of period	86.60	75.78	61.40	50.77	47.36	69.84
Market value, end of period	89.45	75.16	61.33	50.67	47.53	69.90
Total Return (%)	14.61 (c)	26.99	24.11	10.14	(29.91)	14.61
Market Price Total Return (%)	19.33 (c)	26.09	24.20	9.55	(29.76)	13.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.11 (e)	.11	.11	.11	.11	.11
Ratio of net expenses to average net assets(d)	.11 (e)	.11	.11	.11	.11 (f)	.11 (f)
Ratio of net investment income to average net assets(d)	1.88 (e)	2.43	2.48	2.84	2.90 (f)	2.00 (f)
Portfolio Turnover Rate(g)	8.73 (c)	56.40	30.80	19.90	15.00	17.42
Net Assets, end of period ($ x 1,000)	82,275	68,202	119,723	86,303	26,046	38,411

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
BNY Mellon Core Bond ETF		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	42.68	41.93	39.48	40.68	49.30	50.27
Investment Operations:
Net investment income(a)	.91	1.85	1.83	1.47	.96	.55
Net realized and unrealized gain (loss) on investments	(.69 )	.67	2.26	(1.31)	(8.68)	(.75 )
Total from Investment Operations	.22	2.52	4.09	.16	(7.72)	(.20 )
Distributions:
Dividends from net investment income	(.89 )	(1.77)	(1.67)	(1.37)	(.92 )	(.77 )
Transaction fees(a)	.00 (b)	.00 (b)	.03	.01	.02	-
Net asset value, end of period	42.01	42.68	41.93	39.48	40.68	49.30
Market value, end of period	42.01	42.70	41.95	39.52	40.66	49.33
Total Return (%)	.53 (c)	6.15	10.54	.31	(15.82)	(.41 )
Market Price Total Return (%)	.47 (c)	6.17	10.48	.44	(15.89)	(.38 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	- (e)	-	-	-	-	-
Ratio of net investment income to average net assets(d)	4.35 (e)	4.43	4.39	3.53	2.15	1.12
Portfolio Turnover Rate(f)	41.43 (c),(g)	70.96 (g)	59.76	64.39	84.75	105.97
Net Assets, end of period ($ x 1,000)	2,085,956	2,029,265	1,993,952	540,915	372,187	194,745

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2026 and October 31, 2025 were 27.38% and 46.31%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of ten series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF (each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as each fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
Fund Name	Underlying Index
BNY Mellon US Large Cap Core Equity ETF	Solactive GBS United States 500 Index TR†
BNY Mellon US Mid Cap Core Equity ETF	Solactive GBS United States 400 Index TR†
BNY Mellon US Small Cap Core Equity ETF	Solactive GBS United States 600 Index TR†
BNY Mellon International Equity ETF	Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR†
BNY Mellon Emerging Markets Equity ETF	Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR†
BNY Mellon Core Bond ETF	Bloomberg U.S. Aggregate Total Return Index††

†
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States
600 Index TR, Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap
USD Index NTR (the “Solactive Indexes”). The BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and BNY Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the “BNY Mellon Equity ETFs”) are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the Solactive
Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.

††
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.

The shares of the funds are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight.
Each relevant fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,270,761,051	—	—	5,270,761,051
Rights	—	—	0	0
Investment Companies	4,547,172	—	—	4,547,172
	5,275,308,223	—	0	5,275,308,223
Other Financial Instruments:
Futures††	343,862	—	—	343,862
	343,862	—	—	343,862
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	619,222,552	—	—	619,222,552
Investment Companies	4,156,343	—	—	4,156,343
	623,378,895	—	—	623,378,895
Other Financial Instruments:
Futures††	99,016	—	—	99,016
	99,016	—	—	99,016
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	80,691,396	—	—	80,691,396
Rights	—	1,348	—	1,348
Investment Companies	1,627,570	—	—	1,627,570
	82,318,966	1,348	—	82,320,314

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon US Small Cap Core Equity ETF (continued)
Other Financial Instruments:
Futures††	7,811	—	—	7,811
	7,811	—	—	7,811
BNY Mellon International Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,192,649,886	—	0	1,192,649,886
Equity Securities - Preferred Stocks	2,383,564	—	—	2,383,564
Rights	6,010	—	—	6,010
Warrants	—	0	—	0
Investment Companies	4,464,004	—	—	4,464,004
	1,199,503,464	0	0	1,199,503,464
Other Financial Instruments:
Futures††	337,640	—	—	337,640
	337,640	—	—	337,640
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	80,235,930	—	0	80,235,930
Equity Securities - Preferred Stocks	1,764,680	—	0	1,764,680
Investment Companies	195,468	—	—	195,468
	82,196,078	—	0	82,196,078
Other Financial Instruments:
Futures††	29,718	—	—	29,718
	29,718	—	—	29,718
BNY Mellon Core Bond ETF
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	7,663,352	—	7,663,352
Commercial Mortgage-Backed	—	13,784,045	—	13,784,045
Corporate Bonds and Notes	—	527,475,844	—	527,475,844
Foreign Governmental	—	36,104,951	—	36,104,951
Municipal Securities	—	6,454,852	—	6,454,852
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	15,751,331	—	15,751,331
U.S. Government Agencies Obligations	—	11,880,708	—	11,880,708
U.S. Government Agencies Mortgage-Backed	—	493,620,049	—	493,620,049
U.S. Treasury Securities	—	954,513,616	—	954,513,616

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Core Bond ETF (continued)
Investment Companies	67,029,472	—	—	67,029,472
	67,029,472	2,067,248,748	—	2,134,278,220
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(215,235)	—	(215,235)
	—	(215,235)	—	(215,235)

†	See Schedules of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statements of Assets and Liabilities.

(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending trans

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
actions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended April 30, 2026.
Securities Lending Agreement ($)
BNY Mellon US Large Cap Core Equity ETF	3,983
BNY Mellon US Mid Cap Core Equity ETF	7,165
BNY Mellon US Small Cap Core Equity ETF	2,431
BNY Mellon International Equity ETF	3,053
BNY Mellon Emerging Markets Equity ETF	209
BNY Mellon Core Bond ETF	7,500
For financial reporting purposes, the funds elect not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2026, the funds had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
Assets ($)
BNY Mellon US Large Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	14,019,348
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(14,008,413) †
Net amount	10,935

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At April 30, 2026, the market value of the collateral was 99.9% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon US Mid Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	37,575,608
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(37,292,423) †
Net amount	283,185

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At April 30, 2026, the market value of the collateral was 99.2% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets ($)
BNY Mellon US Small Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,574,795
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,514,345) †
Net amount	60,450

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
At April 30, 2026, the market value of the collateral was 99.2% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan.See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon International Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,421,966
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,421,966) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Emerging Markets Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	572,267
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(572,267) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets ($)
BNY Mellon Core Bond ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	72,056,631
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(72,056,631) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent each relevant fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between each fund and index performance.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Fixed-Income Market Risk: BNY Mellon Core Bond ETF invests in fixed-income securities. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: Each fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF and BNY Mellon International Equity ETF normally declare and pay dividends from net investment income quarterly. Effective February 24, 2026, BNY Mellon Emerging Markets Equity ETF normally declares and pays dividends from net investment income semi-annually. Prior to February 24, 2026, BNY Mellon Emerging Markets Equity ETF normally declared and paid dividends from net investment income quarterly. BNY Mellon Core Bond ETF normally declares and pays dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2026, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended April 30, 2026, the funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon US Large Cap Core Equity ETF	19,352,458	16,924,472	36,276,930
BNY Mellon US Mid Cap Core Equity ETF	26,983,618	11,645,572	38,629,190
BNY Mellon US Small Cap Core Equity ETF	9,037,055	8,615,460	17,652,515
BNY Mellon International Equity ETF	9,385,837	8,078,174	17,464,011
BNY Mellon Emerging Markets Equity ETF	3,555,598	-	3,555,598
BNY Mellon Core Bond ETF	7,073,620	10,372,061	17,445,681

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended October 31, 2025. The tax character of current year distributions will be determined at the end of the current fiscal year.
	2025
Tax Character of Distributions Paid	Ordinary Income ($)†	Return of Capital ($)
BNY Mellon US Large Cap Core Equity ETF	40,821,337	-
BNY Mellon US Mid Cap Core Equity ETF	8,120,204	-
BNY Mellon US Small Cap Core Equity ETF	1,474,182	-
BNY Mellon International Equity ETF	24,147,830	-
BNY Mellon Emerging Markets Equity ETF	3,025,898	61,009
BNY Mellon Core Bond ETF	82,360,665	-

†	Includes short-term capital gain distributions, if any.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in each fund’s prospectus. Each fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for each fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual rate on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees (%)
BNY Mellon US Large Cap Core Equity ETF	.00
BNY Mellon US Mid Cap Core Equity ETF	.04
BNY Mellon US Small Cap Core Equity ETF	.04
BNY Mellon International Equity ETF	.04
BNY Mellon Emerging Markets Equity ETF	.11
BNY Mellon Core Bond ETF	.00
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions,costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial reporting purposes such payments pursuant to undertakings above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During the period ended April 30, 2026, there was no impact on the Total Return of each relevant fund as a result of the Capital Contributions from Adviser.
The table below summarizes the amounts pursuant to undertakings during the period ended April 30, 2026.
Reduction in expenses/Capital Contributions from Adviser Pursuant to undertakings ($)
BNY Mellon US Large Cap Core Equity ETF	3,741
BNY Mellon US Mid Cap Core Equity ETF	—
BNY Mellon US Small Cap Core Equity ETF	—
BNY Mellon International Equity ETF	—
BNY Mellon Emerging Markets Equity ETF	—
BNY Mellon Core Bond ETF	33,404
Pursuant to a sub-investment advisory agreement between Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which each fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition,pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
For each fund, the Adviser pays a contractual fee rate to Mellon as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated as a percentage of each fund’s average daily net assets). The Adviser, and not the funds, pays the Mellon fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees (%)
BNY Mellon US Large Cap Core Equity ETF	.02
BNY Mellon US Mid Cap Core Equity ETF	.02
BNY Mellon US Small Cap Core Equity ETF	.02
BNY Mellon International Equity ETF	.02
BNY Mellon Emerging Markets Equity ETF	.055
BNY Mellon Core Bond ETF	.03
(b) Each fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the  Statements of Operations.
The table below summarizes the components of “Due to/from BNY Mellon ETF Investment Adviser, LLC” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
	Management Fee ($)	Less/(Excess) Expense Reimbursement ($)
BNY Mellon US Large Cap Core Equity ETF	-	(389)
BNY Mellon US Mid Cap Core Equity ETF	16,800	-
BNY Mellon US Small Cap Core Equity ETF	2,572	-
BNY Mellon International Equity ETF	37,008	-
BNY Mellon Emerging Markets Equity ETF	7,185	-
BNY Mellon Core Bond ETF	-	(4,444)
(c) Each current Board member of each fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the funds.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, derivatives and in-kind transactions, during the period ended April 30, 2026.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon US Large Cap Core Equity ETF	100,653,141	94,474,810
BNY Mellon US Mid Cap Core Equity ETF	159,607,484	157,380,001
BNY Mellon US Small Cap Core Equity ETF	19,253,980	19,093,515
BNY Mellon International Equity ETF	47,513,136	51,545,114
BNY Mellon Emerging Markets Equity ETF	11,545,222	6,254,387
BNY Mellon Core Bond ETF†	919,756,757	866,166,145

†	Amount inclusive of purchases and sales from mortgage dollar transactions of $293,624,283 and $293,802,908, respectively.
Mortgage Dollar Rolls: During the period ended April 30, 2026, BNY Mellon Core Bond ETF transacted in mortgage dollar rolls. A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced market.
TBA Securities: During the period ended April 30, 2026, BNY Mellon Core Bond ETF transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
BNY Mellon Core Bond ETF enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At April 30, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	1,412,771	(55,248,592)
Amounts offset in the statement of financial position	-	-
Net amounts presented	1,412,771	(55,248,592)
Financial instruments subject to MSFTA (not offset)	(215,235)	53,930,568
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	1,197,536	(1,318,024)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by each relevant fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statements of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to each relevant fund.
Futures: In the normal course of pursuing their investment objective, each relevant fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. Each relevant fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to each relevant fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in each relevant fund’s Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables show each relevant  fund’s exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity Risk	343,862 (1)	Equity Risk	-
Gross fair value of derivative contracts	343,862		-
BNY Mellon US Mid Cap Core Equity ETF
Equity Risk	99,016 (1)	Equity Risk	-
Gross fair value of derivative contracts	99,016		-
BNY Mellon US Small Cap Core Equity ETF
Equity Risk	7,811 (1)	Equity Risk	-
Gross fair value of derivative contracts	7,811		-
BNY Mellon International Equity ETF
Equity Risk	337,640 (1)	Equity Risk	-
Gross fair value of derivative contracts	337,640		-
BNY Mellon Emerging Markets Equity ETF
Equity Risk	29,718 (1)	Equity Risk	-
Gross fair value of derivative contracts	29,718		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedules of Investments, but only the unpaid variation margin is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statements of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
BNY Mellon US Large Cap Core Equity ETF
Equity	(87,870)	(87,870)
Total	(87,870)	(87,870)
BNY Mellon US Mid Cap Core Equity ETF
Equity	(10,735)	(10,735)
Total	(10,735)	(10,735)
BNY Mellon US Small Cap Core Equity ETF
Equity	9,684	9,684
Total	9,684	9,684
BNY Mellon International Equity ETF
Equity	131,356	131,356
Total	131,356	131,356
BNY Mellon Emerging Markets Equity ETF
Equity	24,032	24,032
Total	24,032	24,032

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
BNY Mellon US Large Cap Core Equity ETF
Equity	29,079	29,079
Total	29,079	29,079
BNY Mellon US Mid Cap Core Equity ETF
Equity	111,828	111,828
Total	111,828	111,828
BNY Mellon US Small Cap Core Equity ETF
Equity	4,125	4,125
Total	4,125	4,125
BNY Mellon International Equity ETF
Equity	299,302	299,302
Total	299,302	299,302
BNY Mellon Emerging Markets Equity ETF
Equity	20,369	20,369
Total	20,369	20,369

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
BNY Mellon US Large Cap Core Equity ETF
Futures:
Equity Futures Long	8,711,054
BNY Mellon US Mid Cap Core Equity ETF
Futures:
Equity Futures Long	1,566,394
BNY Mellon US Small Cap Core Equity ETF
Futures:
Equity Futures Long	129,088
BNY Mellon International Equity ETF
Futures:
Equity Futures Long	5,826,160
BNY Mellon Emerging Markets Equity ETF
Futures:
Equity Futures Long	233,677

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at April 30, 2026.
Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon US Large Cap Core Equity ETF	895,628,157	(212,101,359)	683,526,798
BNY Mellon US Mid Cap Core Equity ETF	80,985,534	(30,219,892)	50,765,642
BNY Mellon US Small Cap Core Equity ETF	13,249,200	(5,528,923)	7,720,277
BNY Mellon International Equity ETF	259,977,313	(42,289,540)	217,687,773
BNY Mellon Emerging Markets Equity ETF	32,685,720	(4,483,765)	28,201,955
BNY Mellon Core Bond ETF	8,678,161	(45,004,252)	(36,326,091)
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
NOTE 5—
Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of each fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” in the Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions associated with creations and redemptions, during the period ended April 30, 2026.
In-Kind Transactions	Cost of Securities Received ($)	Value of Securities Delivered ($)
BNY Mellon US Large Cap Core Equity ETF	1,410,496,414	1,148,224,152
BNY Mellon US Mid Cap Core Equity ETF	284,492,363	305,902,687
BNY Mellon US Small Cap Core Equity ETF	14,242,228	—
BNY Mellon International Equity ETF	247,513,225	164,943,986
BNY Mellon Emerging Markets Equity ETF	965,515	1,267,342
BNY Mellon Core Bond ETF	194,492,333	162,195,545

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 6—
Subsequent Event:
On May 19, 2026, the Adviser announced that BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF will undergo forward share splits at a ratio of 3-for-1. A forward share split increases an ETF’s number of shares outstanding while decreasing its NAV per share accordingly. The total value of a shareholder’s investment will remain unchanged.
The share splits will apply to shareholders of record as of the close of US markets on July 16, 2026 and will be payable after the close of business on July 17, 2026. As a result of the share split, shareholders will receive three shares for each respective ETF share held. Shares of each ETF will begin trading at their post-split price on Monday, July 20, 2026 (“Ex-Date”). A shareholder’s total investment value will not be affected by the share split. However, on Ex-Date, the per share NAV and opening market price of each ETF will be approximately one-third of its pre-split value.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of each fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-ETFNCSRSA0426

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 06/22/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 06/22/2026

By (Signature and Title) * /s/ James Windels

James Windels, Treasurer

(Principal Financial and Accounting Officer)

Date 06/22/2026

* Print the name and title of each signing officer under his or her signature.